FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04149

                             Franklin Tax-Free Trust
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 5/31/05

Item 1. Schedule of Investments.


FRANKLIN TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Alabama Tax-Free Income Fund ....................................     3
Franklin Arizona Tax-Free Income Fund ....................................     7
Franklin Colorado Tax-Free Income Fund ...................................    13
Franklin Connecticut Tax-Free Income Fund ................................    17
Franklin Double Tax-Free Income Fund .....................................    21
Franklin Federal Intermediate-Term Tax-Free Income Fund ..................    25
Franklin Federal Limited-Term Tax-Free Income Fund .......................    35
Franklin Florida Insured Tax-Free Income Fund ............................    41
Franklin Florida Tax-Free Income Fund ....................................    45
Franklin Georgia Tax-Free Income Fund ....................................    55
Franklin High Yield Tax-Free Income Fund .................................    59
Franklin Insured Tax-Free Income Fund ....................................    85
Franklin Kentucky Tax-Free Income Fund ...................................   101
Franklin Louisiana Tax-Free Income Fund ..................................   105
Franklin Maryland Tax-Free Income Fund ...................................   109
Franklin Massachusetts Insured Tax-Free Income Fund ......................   113
Franklin Michigan Insured Tax-Free Income Fund ...........................   117
Franklin Minnesota Insured Tax-Free Income Fund ..........................   125
Franklin Missouri Tax-Free Income Fund ...................................   133
Franklin New Jersey Tax-Free Income Fund .................................   139
Franklin North Carolina Tax-Free Income Fund .............................   145
Franklin Ohio Insured Tax-Free Income Fund ...............................   151
Franklin Oregon Tax-Free Income Fund .....................................   163
Franklin Pennsylvania Tax-Free Income Fund ...............................   169
Franklin Virginia Tax-Free Income Fund ...................................   175
Selected Portfolio Abbreviations .........................................   180
Notes to Statements of Investments .......................................   181

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

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   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.2%
   BONDS 99.2%
   ALABAMA 89.5%
   Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured,
     5.625%, 9/01/24 ...............................................................................    $ 2,500,000    $  2,766,575
   Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
     AMBAC Insured, 5.25%, 8/15/24 .................................................................      1,755,000       1,888,046
   Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ....................................        840,000         863,848
   Alabama State Docks Department Docks Facilities Revenue,
      MBIA Insured, 6.30%, 10/01/21 ................................................................      4,500,000       4,770,225
      Refunding, MBIA Insured, 5.50%, 10/01/22 .....................................................      1,000,000       1,086,020
   Alabama State IDA, Solid Waste Disposal Revenue, Pine City Fiber Co., 6.45%, 12/01/23 ...........      2,000,000       2,117,000
   Alabama Water Pollution Control Authority Revenue, Fund Loan, Series A, AMBAC Insured,
     5.00%, 8/15/23 ................................................................................      4,435,000       4,705,047
   Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%,
      9/01/24 ......................................................................................      3,470,000       3,836,848
      9/01/27 ......................................................................................      1,500,000       1,658,580
   Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 ..........................................      2,055,000       2,173,553
   Athens Electric Revenue, wts., MBIA Insured,
      6.00%, 6/01/25 ...............................................................................        370,000         377,400
      Pre-Refunded, 6.00%, 6/01/25 .................................................................        630,000         642,600
   Auburn GO, FSA Insured, 5.00%, 1/01/24 ..........................................................      1,500,000       1,595,655
   Auburn University Athletic Revenue, Series A, FSA Insured, 5.00%, 4/01/32 .......................      2,000,000       2,106,320
   Baldwin County Eastern Shore Health Care Authority Hospital Revenue, 5.75%, 4/01/27 .............      1,000,000       1,002,410
   Bessemer, wts., XLCA Insured, 5.00%, 2/01/35 ....................................................      1,990,000       2,102,773
   Birmingham Baptist Medical Center Special Care Facilities Financing Authority Revenue,
     Baptist Health System Inc., Refunding, MBIA Insured, 5.875%,
      11/15/19 .....................................................................................      3,500,000       3,704,575
      11/15/26 .....................................................................................      2,000,000       2,116,900
   Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
     12/01/32 ......................................................................................      4,000,000       4,185,600
   Birmingham Southern College Private Educational Building Authority Tuition Revenue,
     Refunding, 5.35%, 12/01/19 ....................................................................      1,000,000       1,018,790
   Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, 5.875%, 12/01/23 ................      4,000,000       4,499,600
   Coffee County PBA, Building Revenue,
      MBIA Insured, 5.00%, 9/01/27 .................................................................      2,145,000       2,257,291
      wts., FSA Insured, Pre-Refunded, 6.10%, 9/01/16 ..............................................      1,000,000       1,059,610
   Courtland IDBR,
      Environmental Improvement Revenue, Champion International Corp. Project, Refunding,
       6.40%, 11/01/26 .............................................................................      2,000,000       2,103,520
      Solid Waste Disposal Revenue, Champion International Corp. Project, Series A, 6.50%,
       9/01/25 .....................................................................................      5,000,000       5,144,550
   Culman and Jefferson County Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 ..............      2,000,000       2,254,380
   Etowah County Board Education GO, Special Tax School wts., FSA Insured, 5.00%,
      9/01/24 ......................................................................................      4,235,000       4,499,095
      9/01/28 ......................................................................................      2,000,000       2,111,820
      9/01/33 ......................................................................................      2,500,000       2,623,775
   Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ....................................      1,500,000       1,585,170
   Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding,
      5.45%, 9/01/14 ...............................................................................      2,000,000       2,114,720
      Series A, 6.70%, 12/01/24 ....................................................................      3,500,000       3,556,000


                                         Quarterly Statements of Investments | 3

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

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   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ALABAMA (CONT.)
   Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ....................................    $ 1,415,000    $  1,519,427
   Florence GO, wts., Series B, FGIC Insured, 5.00%, 9/01/23 .......................................      2,500,000       2,661,300
   Franklin County wts., Series B, AMBAC Insured, 5.125%, 10/01/33 .................................      2,000,000       2,131,660
   Gulf Shores GO, wts., AMBAC Insured,
      6.00%, 9/01/21 ...............................................................................        770,000         802,956
      Pre-Refunded, 6.00%, 9/01/21 .................................................................      1,165,000       1,215,666
   Houston County Health Care Authority Revenue, AMBAC Insured,
      6.125%, 10/01/25 .............................................................................      1,000,000       1,121,260
      6.25%, 10/01/30 ..............................................................................      3,150,000       3,569,548
   Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 ......................      1,000,000       1,060,630
   Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
      5.40%, 6/01/22 ...............................................................................      4,000,000       4,361,680
      5.50%, 6/01/27 ...............................................................................      3,820,000       4,212,696
   Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center, MBIA Insured,
     5.00%,
      10/01/25 .....................................................................................      5,000,000       5,310,850
      10/01/29 .....................................................................................      4,000,000       4,219,800
   Jacksonville State University Tuition and Fee, Revenue, MBIA Insured, 5.00%, 12/01/22 ...........      3,000,000       3,173,970
   Jefferson County Ltd. Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 ..................      2,000,000       2,093,640
   Jefferson County Sewer Revenue,
      Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.00%, 2/01/33 ..............      1,000,000       1,078,510
      Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 .............      6,000,000       6,548,520
      Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 .........................................      3,000,000       3,322,770
      wts., ETM, 7.50%, 9/01/13 ....................................................................        200,000         224,018
      wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/27 ...................................      6,000,000       6,339,360
   Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group, Series A,
     MBIA Insured,
      5.625%, 7/01/21 ..............................................................................      3,000,000       3,331,080
      5.375%, 7/01/29 ..............................................................................      3,095,000       3,287,107
      Pre-Refunded, 5.375%, 7/01/29 ................................................................      1,905,000       2,093,500
   Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
     AMBAC Insured, 5.00%, 9/01/34 .................................................................      1,000,000       1,054,430
   Madison GO, wts., AMBAC Insured, 5.35%, 2/01/26 .................................................      2,410,000       2,591,208
   Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ................      2,170,000       2,292,518
   Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
      5.10%, 3/01/22 ...............................................................................      2,265,000       2,392,791
      5.125%, 3/01/31 ..............................................................................      8,230,000       8,631,542
   Mobile Housing Assistance Corp. MFHR, Refunding, Series A, FSA Insured, 7.625%,
     2/01/21 .......................................................................................      1,220,000       1,221,830
   Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
     Refunding, AMBAC Insured, 6.00%, 3/01/26 ......................................................      6,000,000       6,245,820
   Morgan County GO, wts., AMBAC Insured, 5.00%, 4/01/29 ...........................................      1,975,000       2,088,938
   Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 ..........................      1,935,000       2,075,655
   Muscle Shoals GO, wts., MBIA Insured,
      5.80%, 8/01/16 ...............................................................................        295,000         306,416
      5.90%, 8/01/25 ...............................................................................      1,210,000       1,257,202
      5.50%, 8/01/30 ...............................................................................      2,150,000       2,357,260


4 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

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   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ALABAMA (CONT.)
   Muscle Shoals GO, wts., MBIA Insured, (cont.)
      Pre-Refunded, 5.80%, 8/01/16 .................................................................    $ 1,430,000    $  1,486,599
      Pre-Refunded, 5.90%, 8/01/25 .................................................................      5,790,000       6,022,932
   Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
      5/15/30 ......................................................................................      1,500,000       1,591,725
      5/15/35 ......................................................................................      6,000,000       6,346,920
   Oxford GO, School wts., AMBAC Insured, 6.00%, 5/01/30 ...........................................      4,275,000       4,800,611
   Russellville GO, wts., MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 ..............................      2,500,000       2,652,500
   Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ..............................................      2,610,000       2,774,587
   St. Clair County Board of Education, School Tax Anticipation wts., Series C, FSA Insured,
     5.85%, 2/01/29 ................................................................................      4,815,000       5,293,418
   Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/25 ...............................................      1,700,000       1,865,053
   Tallahassee GO, Water, Gas and Sewer Waste, AMBAC Insured, 5.25%, 5/01/31 .......................      1,135,000       1,218,593
   Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ........................      2,215,000       2,374,480
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ...................      1,000,000       1,060,610
   University of Montavello Revenue, FSA Insured, 5.30%, 5/01/22 ...................................      1,940,000       2,098,595
   University of North Alabama General Fee Revenue, Series A, FSA Insured, 5.375%,
     11/01/17 ......................................................................................      4,395,000       4,748,754
   University of North Alabama Student Housing Revenue, FGIC Insured, 5.00%, 11/01/29 ..............      2,995,000       3,161,013
   Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A,
     5.65%, 11/01/22 ...............................................................................      3,465,000       3,471,480
   Warrior River Water Authority Water Revenue, FSA Insured,
      5.40%, 8/01/29 ...............................................................................      4,250,000       4,598,330
      5.50%, 8/01/34 ...............................................................................      4,735,000       5,106,887
                                                                                                                       ------------
                                                                                                                        235,396,941
                                                                                                                       ------------
   U. S. TERRITORIES 9.7%
   Puerto Rico Commonwealth GO, Public Improvement,
      Series A, 5.125%, 7/01/31 ....................................................................      3,550,000       3,708,933
      Series A, Pre-Refunded, 5.125%, 7/01/31 ......................................................      1,450,000       1,609,790
      FSA Insured, 5.125%, 7/01/30 .................................................................      1,115,000       1,192,604
      FSA Insured, Pre-Refunding, 5.25%, 7/01/27 ...................................................      1,495,000       1,670,020
      FSA Insured, Pre-Refunding, 5.125%, 7/01/30 ..................................................      1,885,000       2,092,727
      FSA Insured, Refunding, 5.25%, 7/01/27 .......................................................      1,005,000       1,080,566
   Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, 5.125%,
     7/01/26 .......................................................................................      5,000,000       5,407,100
   Puerto Rico PBA Revenue,
      Guaranteed Government Facilities, Series G, 5.00%, 7/01/26 ...................................      1,000,000       1,048,510
      Government Facilities, Series D, 5.25%, 7/01/27 ..............................................        760,000         814,644
      Government Facilities, Series D, Pre-Refunded, 5.25%, 7/01/27 ................................      2,305,000       2,571,181
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/13 .....................................................................................      1,700,000       1,826,548
      10/01/22 .....................................................................................      2,300,000       2,439,081
                                                                                                                       ------------
                                                                                                                         25,461,704
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $242,929,208) .................................................                    260,858,645
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 5

FRANKLIN TAX-FREE TRUST

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   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $2,700,000) 1.0%
   BOND 1.0%
   ALABAMA 1.0%
(a)West Jefferson IDB, PCR, Alabama Power Co. Project, Refunding, Daily VRDN and Put, 2.95%,
     6/01/28 .......................................................................................    $ 2,700,000    $  2,700,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $245,629,208) 100.2% ....................................................                    263,558,645
   OTHER ASSETS, LESS LIABILITIES (0.2)% ...........................................................                       (632,823)
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $262,925,822
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

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   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.8%
   BONDS 97.8%
   ARIZONA 77.8%
   Arizona Educational Loan Marketing Corp. Revenue,
      Senior Series, 6.375%, 9/01/05 ...............................................................    $10,000,000    $ 10,091,900
      Sub Series, 6.625%, 9/01/05 ..................................................................      1,000,000       1,005,310
   Arizona Health Facilities Authority Hospital System Revenue,
      John C. Lincoln Health Network, 5.75%, 12/01/32 ..............................................      3,280,000       3,481,162
      Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 ..................................      1,555,000       1,633,232
   Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%,
     7/01/20 .......................................................................................      6,390,000       7,234,247
   Arizona School Facilities Board Revenue, State School Improvement, 5.00%, 7/01/19 ...............      2,000,000       2,157,240
   Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
     AMBAC Insured, 5.125%, 6/01/25 ................................................................      2,000,000       2,121,060
   Arizona State Municipal Financing Program COP,
      Dysart School, Series 22, BIG Insured, ETM, 7.875%, 8/01/05 ..................................      1,350,000       1,361,610
      Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33 ..........................................      1,000,000       1,045,200
      Series 20, BIG Insured, ETM, 7.625%, 8/01/06 .................................................      2,240,000       2,308,074
   Arizona State University COP,
      Arizona State University Project-2002, MBIA Insured, 5.00%, 7/01/20 ..........................      5,475,000       5,826,769
      Arizona State University Project-2002, MBIA Insured, 5.00%, 7/01/21 ..........................      5,965,000       6,329,342
      Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/23 ..........................      3,545,000       3,787,691
      Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/24 ..........................      1,875,000       1,999,800
      Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/25 ..........................      2,640,000       2,812,366
      Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 ......................      1,350,000       1,423,885
      Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 ..............................     17,250,000      18,269,992
      Research Infrastructure Projects, Series A, AMBAC Insured, 5.00%, 9/01/27 ....................      2,915,000       3,097,333
   Arizona State University Revenue, FGIC Insured,
      5.00%, 7/01/23 ...............................................................................      2,890,000       3,061,030
      5.00%, 7/01/25 ...............................................................................      2,250,000       2,376,067
      Pre-Refunded, 5.875%, 7/01/25 ................................................................      1,000,000       1,118,000
   Arizona State University Revenues, System, Refunding, AMBAC Insured, 5.00%, 7/01/27 .............      1,895,000       2,029,734
   Arizona Student Loan Acquisition Authority Student Loan Revenue,
      junior subordinate, Refunding, Series B-1, 6.15%, 5/01/29 ....................................      1,000,000       1,072,160
      Refunding, Senior Series A-1, 5.90%, 5/01/24 .................................................      1,500,000       1,607,760
   Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
     MBIA Insured, 5.00%, 7/01/28 ..................................................................      7,000,000       7,399,700
   Casa Grande IDA,
      IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 ......................................................        500,000         506,590
      PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 ......................................................      1,800,000       1,823,688
   Chandler IDA, MFHR, Hacienda Apartments Project, Refunding, Series A, GNMA Secured,
     6.05%, 7/20/30 ................................................................................      4,055,000       4,058,812
   Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured, 6.125%,
     7/20/41 .......................................................................................      2,240,000       2,388,109
   Eloy Municipal Property Corp. Facilities Revenue, 7.80%, 7/01/09 ................................        240,000         242,542
   Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ........................................     20,000,000      18,871,600
   Glendale IDA Educational Facilities Revenue, American Graduate School International,
      Connie Lee Insured, Pre-Refunded, 7.00%, 7/01/14 .............................................      1,000,000       1,013,460
      Connie Lee Insured, Pre-Refunded, 7.125%, 7/01/20 ............................................      1,250,000       1,266,937
      Refunding, Connie Lee Insured, 5.875%, 7/01/15 ...............................................      2,200,000       2,290,464


                                         Quarterly Statements of Investments | 7

FRANKLIN TAX-FREE TRUST

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   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Glendale IDAR, Midwestern University, Series A,
      5.375%, 5/15/28 ..............................................................................    $ 8,000,000    $  8,465,920
      Connie Lee Insured, 6.00%, 5/15/16 ...........................................................        455,000         477,013
      Connie Lee Insured, 6.00%, 5/15/26 ...........................................................        340,000         355,232
      MBIA Insured, 5.375%, 5/15/28 ................................................................      1,050,000       1,122,733
   Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
     7/01/33 .......................................................................................      1,000,000       1,050,100
   Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ......................      2,000,000       2,132,560
   Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 ...........      1,500,000       1,602,615
   Goodyear Community Facilities Utilities District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 .........      1,000,000       1,068,410
   Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
     5.25%, 7/01/22 ................................................................................      1,100,000       1,172,204
   Maricopa County GO, USD No. 41, Gilbert,
      6.25%, 7/01/15 ...............................................................................        160,000         173,896
      Pre-Refunded, 6.25%, 7/01/15 .................................................................      1,840,000       2,013,365
   Maricopa County Hospital Revenue, Sun Health Corp.,
      5.30%, 4/01/29 ...............................................................................      7,095,000       7,254,992
      5.00%, 4/01/35 ...............................................................................     12,090,000      12,191,919
      Refunding, 5.80%, 4/01/08 ....................................................................      3,870,000       4,093,725
      Refunding, 5.90%, 4/01/09 ....................................................................      2,120,000       2,242,006
      Refunding, 6.125%, 4/01/18 ...................................................................     15,650,000      16,546,432
   Maricopa County IDA Health Facilities Revenue,
      Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/16 .............................      1,785,000       1,836,265
      Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 ...................      9,600,000       9,793,536
      Catholic Healthcare West, Series A, 5.375%, 7/01/23 ..........................................      7,000,000       7,452,060
      Catholic Healthcare West, Series A, 5.50%, 7/01/26 ...........................................     12,250,000      13,078,957
      Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ........................     10,315,000      10,662,512
   Maricopa County IDA Hospital Facility Revenue,
      Mayo Clinic Hospital, 5.25%, 11/15/37 ........................................................     16,000,000      16,876,320
      Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 .........................................      3,000,000       3,151,380
      Samaritan Health Services, Refunding, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ...........      1,890,000       2,401,377
   Maricopa County IDA,
      MFHR, Madera Pointe Apartments Project, Refunding, FSA Insured, 5.90%, 6/01/26 ...............      2,105,000       2,171,750
      MFHR, Metro Gardens, Mesa Ridge Project, Series A, MBIA Insured, 5.15%, 7/01/29 ..............      2,350,000       2,368,541
      MFHR, Senior National Health Facilities II, Project A, FSA Insured, 5.50%, 1/01/18 ...........      2,000,000       2,225,040
      MFHR, Tierra Antigua Project, Series A-1, AMBAC Insured, 5.30%, 12/01/21 .....................      1,585,000       1,638,589
      MFHR, Villas De Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 ............        570,000         578,624
      MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 ..................      1,785,000       1,844,351
      SFMR, GNMA Secured, 6.25%, 12/01/30 ..........................................................        140,000         145,697
   Maricopa County Osborn School District No. 8 GO, Series A, FGIC Insured, Pre-Refunded,
    5.875%, 7/01/14 ................................................................................      1,410,000       1,469,671
   Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project, Series A,
    AMBAC Insured, 5.05%, 5/01/29 ..................................................................     11,500,000      12,086,730
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
      5.75%, 1/01/25 ...............................................................................     41,500,000      46,575,865
      5.625%, 1/01/29 ..............................................................................     18,000,000      20,106,180
   Mesa Street and Highway Revenue, FSA Insured, Pre-Refunded, 5.00%, 7/01/19 ......................      2,500,000       2,689,525


8 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Mesa Utility System Revenue,
      FGIC Insured, 5.00%, 7/01/21 .................................................................    $ 5,000,000    $  5,267,250
      MBIA Insured, 5.00%, 7/01/26 .................................................................     10,000,000      10,652,700
      MBIA Insured, 5.00%, 7/01/27 .................................................................     10,500,000      11,160,870
      MBIA Insured, 5.00%, 7/01/28 .................................................................     11,000,000      11,692,340
   Mohave County IDA Health Care Revenue, Refunding, GNMA Secured, 6.375%, 11/01/31 ................        585,000         618,140
   Northern Arizona University COP, AMBAC Insured, 5.00%, 9/01/30 ..................................      6,360,000       6,736,067
   Northern Arizona University Revenues, FGIC Insured, 5.00%, 6/01/30 ..............................      1,000,000       1,046,820
   Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA Insured,
     Pre-Refunded, 5.75%, 7/01/17 ..................................................................        500,000         520,500
   Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ....................................      1,300,000       1,375,491
   Phoenix Airport Revenue,
      Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ............................................        700,000         709,128
      Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ............................................      1,680,000       1,702,042
      Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ............................................      1,785,000       1,808,562
      Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ............................................        570,000         577,524
      Series D, MBIA Insured, 6.30%, 7/01/10 .......................................................      1,800,000       1,823,616
      Series D, MBIA Insured, 6.40%, 7/01/11 .......................................................      3,825,000       3,875,490
      Series D, MBIA Insured, 6.40%, 7/01/12 .......................................................        820,000         830,824
   Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured, 5.25%,
      7/01/22 ......................................................................................      3,000,000       3,192,930
      7/01/23 ......................................................................................      5,000,000       5,315,250
      7/01/27 ......................................................................................     15,250,000      16,115,895
   Phoenix Civic Improvement Corp. Excise Tax Revenue,
      Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 ...........................      2,985,000       3,215,442
      Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 .........................     18,310,000      19,711,814
   Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ...................................................      3,000,000       3,431,430
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ...................................................      3,670,000       4,197,783
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ...................................................     24,715,000      28,269,264
      MBIA Insured, 5.00%, 7/01/28 .................................................................      2,000,000       2,125,880
      MBIA Insured, 5.00%, 7/01/29 .................................................................      3,405,000       3,611,377
      Refunding, FGIC Insured, 5.00%, 7/01/20 ......................................................      9,710,000      10,255,799
      Refunding, FGIC Insured, 5.125%, 7/01/21 .....................................................     10,000,000      10,673,600
      Refunding, FGIC Insured, 5.00%, 7/01/24 ......................................................      7,050,000       7,422,945
   Phoenix Civic Improvement Corp. Water System Revenue, junior lien,
      FGIC Insured, 5.00%, 7/01/26 .................................................................      3,250,000       3,421,892
      Pre-Refunded, 6.00%, 7/01/19 .................................................................      3,000,000       3,101,790
   Phoenix Civic Plaza Building Corp. Excise Tax Revenue, senior lien, 6.00%, 7/01/14 ..............      4,300,000       4,354,567
   Phoenix GO,
      5.25%, 7/01/22 ...............................................................................      5,420,000       5,855,009
      Various Purposes, Series B, 5.00%, 7/01/27 ...................................................      8,360,000       8,823,144
   Phoenix HFC Mortgage Revenue,
      Project A, Refunding, MBIA Insured, 6.50%, 7/01/24 ...........................................      1,070,000       1,070,674
      Section 8 Project, Refunding, Series A, MBIA Insured, 6.90%, 1/01/23 .........................      1,750,000       1,795,552


                                         Quarterly Statements of Investments | 9

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Phoenix IDA Government Office Lease Revenue,
      Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 ...................................    $ 4,300,000    $  4,553,012
      Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 ...................................      4,000,000       4,196,560
      Capitol Mall Project, AMBAC Insured, 5.375%, 9/15/22 .........................................      2,000,000       2,180,360
      Capitol Mall Project, AMBAC Insured, 5.50%, 9/15/27 ..........................................     24,300,000      26,477,523
   Phoenix IDA Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%, 12/01/16 ..........      3,500,000       3,771,740
   Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ......................................        115,000         116,379
   Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%,
     6/01/09 .......................................................................................      1,500,000       1,534,470
   Phoenix Street and Highway Revenue, Refunding, 6.60%, 7/01/07 ...................................        610,000         612,056
   Pima County IDA,
      MFR, Series A, FNMA Insured, Pre-Refunded, 6.00%, 12/01/21 ...................................      2,720,000       2,897,888
      SFMR, Refunding, Series A, 7.625%, 2/01/12 ...................................................        630,000         630,832
      SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ...............................................         95,000          99,255
   Salt River Project Agricultural Improvement and Power District Electric System Revenue,
     Salt River Project,
      Refunding, Series A, 5.00%, 1/01/23 ..........................................................      6,000,000       6,411,600
      Refunding, Series A, 5.00%, 1/01/31 ..........................................................      1,375,000       1,449,374
      Series B, 5.00%, 1/01/25 .....................................................................      7,125,000       7,572,236
   Scottsdale GO, Refunding, 5.00%, 7/01/22 ........................................................      3,000,000       3,232,770
   Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
      5.70%, 12/01/21 ..............................................................................      2,000,000       2,181,860
      5.80%, 12/01/31 ..............................................................................     14,865,000      16,150,377
   Scottsdale Municipal Property Corp. Excise Tax Revenue,
      5.00%, 7/01/24 ...............................................................................      5,000,000       5,385,200
      Series A, 5.00%, 7/01/34 .....................................................................      2,000,000       2,122,760
   Sierra Vista Municipal Property Corp. Facilities Revenue, AMBAC Insured, 6.15%, 1/01/15 .........        360,000         364,684
   Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of
     Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 ...................................      3,000,000       3,345,270
   Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
      7/01/28 ......................................................................................      4,275,000       4,519,103
      7/01/34 ......................................................................................     11,510,000      12,086,651
   Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
      5.40%, 11/20/22 ..............................................................................      1,090,000       1,138,778
      5.45%, 11/20/32 ..............................................................................      1,285,000       1,342,581
   Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 .................     10,000,000      10,511,900
   Tucson GO, Series A, Pre-Refunded, 5.25%, 7/01/20 ...............................................      1,050,000       1,137,497
   Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
    AMBAC Insured, 5.00%, 7/15/32 ..................................................................      1,000,000       1,045,600
   Tucson Water Revenue,
      Series A, FGIC Insured, 5.00%, 7/01/23 .......................................................      3,600,000       3,786,480
      Series D, FGIC Insured, 5.25%, 7/01/23 .......................................................      3,000,000       3,165,120
      Series D, FGIC Insured, 5.25%, 7/01/24 .......................................................      2,700,000       2,880,144


10 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   University of Arizona COP,
      Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 .....................    $ 1,115,000    $  1,230,503
      University of Arizona Projects, Series B, AMBAC Insured, 5.125%, 6/01/22 .....................      2,250,000       2,417,310
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 ......................      7,070,000       7,485,150
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ......................      7,000,000       7,396,410
      University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ......................      5,565,000       5,849,260
   University of Arizona University Revenues, Arizona Board of Regents System, Series A,
     FGIC Insured, 5.80%, 6/01/24 ..................................................................      2,000,000       2,228,480
   Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A, 6.00%,
     8/01/33 .......................................................................................      2,000,000       2,147,760
   Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ................         75,000          75,936
   Yuma IDA Hospital Revenue,
      Regency Apartments, Refunding, Series A, GNMA Secured, 5.50%, 12/20/32 .......................        920,000         922,760
      Yuma Regional Medical Center, FSA Insured, Pre-Refunded, 5.50%, 8/01/21 ......................      2,015,000       2,292,405
   Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
     7/01/25 .......................................................................................      3,100,000       3,296,726
                                                                                                                       ------------
                                                                                                                        726,831,119
                                                                                                                       ------------
   U.S. TERRITORIES 20.0%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
     Refunding, 5.50%, 5/15/39 .....................................................................      5,000,000       5,042,900
   Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
     Pre-Refunded, 9.00%, 7/01/09 ..................................................................         35,000          35,173
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 ......................      3,355,000       3,605,350
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.00%, 7/01/36 ...............................................................................     10,000,000      10,575,300
      5.50%, 7/01/36 ...............................................................................      8,550,000       9,574,546
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series B, Pre-Refunded, 6.00%, 7/01/39 .......................................................     19,600,000      22,468,460
      Series D, 5.375%, 7/01/36 ....................................................................      5,000,000       5,391,250
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue, Series A,
     7.50%, 7/01/09 ................................................................................         50,000          50,203
   Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 ...................     15,000,000      16,095,600
   Puerto Rico HFC Revenue,
      MFM, Portfolio A-I, 7.50%, 4/01/22 ...........................................................        565,000         566,785
      Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 .......................         40,000          41,026
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue,
      Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 ...........................      5,225,000       5,331,538
      Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ....................      2,790,000       2,854,365
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
      Series D, 5.375%, 7/01/33 ....................................................................      8,190,000       8,836,027
      Series D, Pre-Refunded, 5.375%, 7/01/33 ......................................................     21,810,000      24,498,737
      Series I, 5.375%, 7/01/34 ....................................................................     40,000,000      43,547,200
      Series I, 5.00%, 7/01/36 .....................................................................      7,000,000       7,343,350


                                        Quarterly Statements of Investments | 11

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      5.50%, 8/01/29 ...............................................................................    $ 3,660,000    $  4,009,384
      Pre-Refunded, 5.50%, 8/01/29 .................................................................     11,340,000      12,813,179
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/13 .........      2,500,000       2,686,100
   Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
     7/01/17 .......................................................................................      1,500,000       1,567,365
                                                                                                                       ------------
                                                                                                                        186,933,838
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $845,892,293) .................................................                    913,764,957
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 0.4%
   BONDS 0.4%
   ARIZONA 0.0%(a)
(b)Arizona Health Facilities Authority Revenue, Arizona Voluntary Hospital Federation, Series A,
     FGIC Insured, Weekly VRDN and Put, 2.96%, 10/01/15 ............................................        100,000         100,000
                                                                                                                       ------------
   U.S. TERRITORIES 0.4%
(b)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 2.85%, 12/01/15 ..........................................................      2,884,000       2,884,000
(b)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 2.90%, 7/01/28 ..................................      1,000,000       1,000,000
                                                                                                                       ------------
                                                                                                                          3,884,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,984,000) ..................................................                      3,984,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $849,876,293) 98.2% .....................................................                    917,748,957
   OTHER ASSETS, LESS LIABILITIES 1.8% .............................................................                     16,984,517
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $934,733,474
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Rounds to less than 0.05% of net assets.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.5%
   BONDS 96.1%
   COLORADO 92.4%
   Arapahoe County MFR, Housing Development Reserve, South Creek Project, Series A,
     FSA Insured, 6.45%, 6/01/32 ...................................................................    $ 3,105,000    $  3,328,715
   Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
     12/01/32 ......................................................................................     15,000,000      15,923,850
   Arvada IDR, Wanco Inc. Project,
      5.25%, 12/01/07 ..............................................................................         65,000          66,771
      5.80%, 12/01/17 ..............................................................................        480,000         504,624
   Aurora COP, AMBAC Insured, 5.50%, 12/01/30 ......................................................      4,935,000       5,390,945
   Bayfield School District No. 10 GO, MBIA Insured, Pre-Refunded, 6.65%, 6/01/15 ..................      1,000,000       1,000,000
   Boulder County Development Revenue, University Corp. for Atmospheric Research,
     MBIA Insured, 5.00%, 9/01/33 ..................................................................      1,500,000       1,571,325
   Boulder County Hospital Revenue, Longmont United Hospital Project,
      5.50%, 12/01/12 ..............................................................................      1,000,000       1,032,240
      5.60%, 12/01/17 ..............................................................................      3,385,000       3,483,774
   Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 ........................      2,500,000       2,627,050
   Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 .............      8,655,000       9,318,406
   Broomfield COP,
      AMBAC Insured, 6.00%, 12/01/29 ...............................................................      2,000,000       2,239,800
      Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 ............................      1,535,000       1,689,007
   Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
     5.00%, 12/01/27 ...............................................................................     10,000,000      10,522,900
   Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
     12/01/31 ......................................................................................      7,500,000       7,857,750
   Centennial Downs Metropolitan District GO, Refunding, AMBAC Insured, 5.00%, 12/01/28 ............      1,560,000       1,653,132
   Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 .........................      6,915,000       7,284,676
   Colorado Educational and Cultural Facilities Authority Revenue,
      Improvement, University of Denver Project, Refunding, AMBAC Insured, 5.375%,
       3/01/23 .....................................................................................      4,000,000       4,300,760
      Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
       7/01/27 .....................................................................................      6,545,000       6,870,679
      Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
       7/01/32 .....................................................................................     10,005,000      10,452,924
   Colorado Health Facilities Authority Revenue,
      Birchwood Manor Project, Series A, GNMA Secured, 7.625%, 4/01/26 .............................      1,615,000       1,622,590
      Catholic Health Initiatives, Series A, 5.00%, 12/01/28 .......................................      1,800,000       1,844,766
      Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 ................         94,000          94,546
      Covenant Retirement Communities, 6.75%, 12/01/15 .............................................      1,750,000       1,800,662
      Covenant Retirement Communities, 6.75%, 12/01/25 .............................................      4,950,000       5,087,363
      Evangelical Lutheran, Series A, 5.25%, 6/01/34 ...............................................      3,500,000       3,660,790
      Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured, 5.75%,
       5/15/24 .....................................................................................      5,000,000       5,468,750
      Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ............................................      8,000,000       8,319,680
      Oakbrook Manor, Series A, GNMA Secured, 7.25%, 4/01/11 .......................................        195,000         195,881
      Oakbrook Manor, Series A, GNMA Secured, 7.625%, 4/01/26 ......................................        885,000         889,160
      Parkview Medical Center Inc. Project, 5.25%, 9/01/18 .........................................      1,660,000       1,703,127
      Parkview Medical Center Inc. Project, 5.30%, 9/01/25 .........................................      1,615,000       1,645,669
      Portercare Adventist Health, 6.625%, 11/15/26 ................................................      2,500,000       2,810,250
      Portercare Adventist Health, 6.50%, 11/15/31 .................................................      5,500,000       6,144,490


                                        Quarterly Statements of Investments | 13

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Colorado HFAR,
      MF, Project II, Series A-2, 5.30%, 10/01/23 ..................................................    $ 1,855,000    $  1,942,667
      MF, Project II, Series A-2, 5.375%, 10/01/32 .................................................      4,075,000       4,214,773
      MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 ...................................      2,630,000       2,786,485
      MFH, Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 ..............................      1,000,000       1,039,970
      MFH, Insured Mortgage, Series C-3, 6.05%, 10/01/32 ...........................................      1,535,000       1,609,662
   Colorado Mountain College Residence Hall Authority Revenue, MBIA Insured, Pre-Refunded,
     5.75%, 6/01/23 ................................................................................      2,000,000       2,077,320
   Colorado Springs Hospital Revenue,
      6.375%, 12/15/30 .............................................................................      3,785,000       4,217,701
      Pre-Refunded, 6.375%, 12/15/30 ...............................................................      3,715,000       4,346,104
   Colorado Springs Utilities Revenue,
      Refunding and Improvement, Series A, 5.375%, 11/15/26 ........................................     10,000,000      10,501,200
      sub. lien, System Improvement, Series B, 5.00%, 11/15/33 .....................................      4,000,000       4,216,840
   Colorado State Board of Community Colleges and Occupational Education Revenue, Red Rocks
     Community College Project, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/19 .......................         90,000          91,258
   Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
      6.15%, 9/01/11 ...............................................................................        125,000         125,641
      6.30%, 9/01/14 ...............................................................................         25,000          25,131
   Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
     Series A, FGIC Insured, 5.80%, 11/01/20 .......................................................      2,000,000       2,247,960
   Colorado Water Resources and Power Development Authority Water Resources Revenue,
      East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 ..............      2,590,000       2,756,977
      Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 .............................      5,000,000       5,307,450
   Denver City and County Airport Revenue,
      Series A, AMBAC Insured, 5.625%, 11/15/23 ....................................................      4,500,000       4,818,420
      Series B, 5.50%, 11/15/33 ....................................................................      5,000,000       5,087,700
      Series D, 7.75%, 11/15/13 ....................................................................      1,000,000       1,196,340
   Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 ..............     13,500,000      15,224,760
   Denver Health and Hospital Authority Healthcare Revenue,
      6.25%, 12/01/33 ..............................................................................      3,250,000       3,525,958
      Series A, 6.00%, 12/01/23 ....................................................................      1,000,000       1,058,280
      Series A, 6.00%, 12/01/31 ....................................................................      5,400,000       5,671,890
   Dolores County School District GO, FSA Insured, Pre-Refunded, 5.375%, 12/01/25 ..................      1,400,000       1,558,270
   E-470 Public Highway Authority Revenue,
      Refunding, Senior Series A, MBIA Insured, 5.00%, 9/01/26 .....................................      5,000,000       5,203,200
      Senior Series A, MBIA Insured, 5.75%, 9/01/29 ................................................      4,575,000       5,168,606
      Senior Series A, MBIA Insured, 5.75%, 9/01/35 ................................................     10,825,000      12,212,765
   El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
     12/20/32 ......................................................................................      1,890,000       1,962,652
   El Paso County School District No. 2 GO, FGIC Insured, 5.25%, 12/01/26 ..........................      4,000,000       4,285,840
   El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 .........................      1,500,000       1,716,585
   Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 .........................      5,325,000       5,497,424
   Garfield County Building Corp. COP, AMBAC Insured, 5.75%,
      12/01/19 .....................................................................................      1,500,000       1,679,970
      12/01/24 .....................................................................................      1,000,000       1,111,080
   Garfield Pitkin and Eagle Counties School District No. RE001 Roaring Fork GO, Series A,
     FSA Insured, 5.00%, 12/15/27 ..................................................................      5,435,000       5,782,405


14 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 .................    $ 1,000,000    $  1,040,970
   La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
      5.75%, 4/01/14 ...............................................................................      2,090,000       2,192,389
      6.00%, 4/01/19 ...............................................................................      1,000,000       1,054,430
      6.10%, 4/01/24 ...............................................................................      1,000,000       1,050,010
   Lakewood MFHR, Mortgage, FHA Insured,
      6.65%, 10/01/25 ..............................................................................      1,235,000       1,266,394
      6.70%, 10/01/36 ..............................................................................      3,025,000       3,101,260
   Las Animas County School District No. 1 COP, Refunding,
      6.15%, 12/01/08 ..............................................................................      1,000,000       1,025,950
      6.20%, 12/01/10 ..............................................................................        935,000         960,142
   Northwest Parkway Public Highway Authority Revenue, Series A,
      AMBAC Insured, 5.125%, 6/15/26 ...............................................................      7,550,000       8,103,264
      AMBAC Insured, 5.125%, 6/15/31 ...............................................................      4,465,000       4,759,735
      FSA Insured, 5.25%, 6/15/41 ..................................................................      3,460,000       3,678,810
   Pitkin County Open Space Acquisition GO, Refunding, AMBAC Insured, 5.375%, 12/01/30 .............      2,940,000       3,176,758
   Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
     11/01/21 ......................................................................................      4,300,000       4,912,062
   Pueblo County COP, Public Parking, 6.90%, 7/01/15 ...............................................        415,000         415,793
   Pueblo County GO, MBIA Insured, 6.00%, 6/01/16 ..................................................      4,395,000       4,528,037
   Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
     12/01/19 ......................................................................................      3,995,000       4,484,707
   Pueblo Urban Renewal Authority Tax Increment Revenue, AMBAC Insured, Pre-Refunded,
     6.10%, 12/01/15 ...............................................................................      1,000,000       1,000,000
   Regional Transportation District Sales Tax Revenue, Series A, FGIC Insured, Pre-Refunded,
     5.125%, 11/01/20 ..............................................................................      1,735,000       1,921,599
   Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
     Refunding, 7.875%, 9/01/08 ....................................................................      2,750,000       3,170,530
   Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
     Renewal, MBIA Insured, 5.00%, 12/01/29 ........................................................      6,100,000       6,478,871
   Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 ................................      7,010,000       7,445,391
   University of Colorado COP, Series A, AMBAC Insured, 5.00%, 6/01/33 .............................      6,070,000       6,384,244
   University of Colorado Enterprise System Revenue, Refunding and Improvement, FGIC Insured,
     5.00%, 6/01/33 ................................................................................     11,500,000      12,215,645
   University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/25 ....................      1,900,000       1,996,311
   University of Northern Colorado Revenue, Auxiliary Facilities Systems, Refunding and
     Improvement, AMBAC Insured, 5.00%, 6/01/31 ....................................................      3,000,000       3,117,960
   Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 ......................      5,000,000       5,618,550
   Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ...............................      1,555,000       1,674,408
                                                                                                                       ------------
                                                                                                                        365,450,556
                                                                                                                       ------------
   U.S. TERRITORIES 3.7%
   Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
     Pre-Refunded, 9.00%, 7/01/09 ..................................................................         25,000          25,123
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
      7/01/22 ......................................................................................      1,335,000       1,380,176


                                        Quarterly Statements of Investments | 15

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
      Series D, 5.375%, 7/01/33 ....................................................................    $ 2,120,000    $  2,287,226
      Series I, 5.375%, 7/01/34 ....................................................................      5,000,000       5,443,400
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
      5.40%, 10/01/12 ..............................................................................      2,500,000       2,679,100
      5.50%, 10/01/22 ..............................................................................      2,500,000       2,651,175
                                                                                                                       ------------
                                                                                                                         14,466,200
                                                                                                                       ------------
   TOTAL BONDS (COST $351,482,526) .................................................................                    379,916,756
                                                                                                                       ------------
   ZERO COUPON BONDS 1.4%
   COLORADO 1.4%
   E-470 Public Highway Authority Revenue, Capital Appreciation,
      Series A, MBIA Insured, 9/01/33 ..............................................................      3,000,000         656,970
      Series B, MBIA Insured, 9/01/32 ..............................................................      7,800,000       1,815,294
      Series B, MBIA Insured, 9/01/34 ..............................................................     14,075,000       2,908,880
                                                                                                                       ------------
   TOTAL ZERO COUPON BONDS (COST $5,025,776) .......................................................                      5,381,144
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $356,508,302) .................................................                    385,297,900
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 0.8%
   BONDS 0.8%
   COLORADO 0.7%
(a)Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal Bond
     Program,
      Daily VRDN and Put, 2.98%, 2/01/35 ...........................................................        500,000         500,000
      Series A-7, Weekly VRDN and Put, 2.98%, 7/01/29 ..............................................      2,290,000       2,290,000
(a)Galleria Metropolitan District GO, Weekly VRDN and Put, 2.97%, 12/01/29 .........................        100,000         100,000
                                                                                                                       ------------
                                                                                                                          2,890,000
                                                                                                                       ------------
   U.S. TERRITORIES 0.1%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 2.85%, 12/01/15 ..........................................................        300,000         300,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,190,000) ..................................................                      3,190,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $359,698,302) 98.3% .....................................................                    388,487,900
   OTHER ASSETS, LESS LIABILITIES 1.7% .............................................................                      6,830,609
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $395,318,509
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.2%
   BONDS 97.2%
   CONNECTICUT 71.3%
   Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ............................    $ 1,000,000    $  1,138,870
   Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
     5.125%, 10/01/26 ..............................................................................      3,000,000       3,130,500
   Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
      5.75%, 12/01/23 ..............................................................................        750,000         792,263
      Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 .......................      2,000,000       2,185,720
      Church Homes Inc., Refunding, 5.80%, 4/01/21 .................................................      4,000,000       4,013,200
      Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 ................................      1,100,000       1,125,740
   Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
     Series A, 5.85%, 9/01/28 ......................................................................      5,500,000       5,878,070
   Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
     Refunding, Radian Insured, 5.00%, 9/01/21 .....................................................      2,000,000       2,076,400
   Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, Pfizer Inc. ....
     Project, 7.00%, 7/01/25 .......................................................................      2,000,000       2,046,640
   Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. ........
     Project,
      6.15%, 4/01/35 ...............................................................................      1,000,000       1,048,810
      6.00%, 9/01/36 ...............................................................................     10,000,000      10,376,600
   Connecticut State GO,
      Series B, 5.00%, 6/15/22 .....................................................................      2,000,000       2,127,840
      Series B, Pre-Refunded, 5.00%, 6/15/20 .......................................................     10,000,000      10,997,700
      Series D, MBIA Insured, 5.00%, 12/01/24 ......................................................      1,000,000       1,081,640
   Connecticut State Health and Educational Facilities Authority Revenue,
      Abbot Terrace Health Center Project, Series A, Pre-Refunded, 6.00%, 11/01/14 .................      2,000,000       2,125,780
      Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 .....................................      5,000,000       5,204,250
      Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ................................      3,250,000       3,578,120
      Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ......................      1,250,000       1,368,275
      Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 .......................      1,000,000       1,050,390
      Connecticut College Project, Series D-1, MBIA Insured, 5.75%, 7/01/30 ........................      1,000,000       1,120,620
      Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ...................      3,500,000       3,849,545
      Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
       7/01/25 .....................................................................................      9,195,000      10,111,833
      Fairfield University, Series I, MBIA Insured, 5.25%, 7/01/25 .................................      2,500,000       2,664,925
      Fairfield University, Series I, MBIA Insured, 5.50%, 7/01/29 .................................      8,000,000       8,713,760
      Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 .................................      3,000,000       3,143,850
      Greenwich Academy, Series B, FSA Insured, 5.00%, 3/01/32 .....................................      4,210,000       4,418,395
      Greenwich Hospital, Series A, MBIA Insured, 5.80%, 7/01/26 ...................................      2,000,000       2,097,640
      Griffin Hospital, Series B, Radian Insured, 5.00%, 7/01/23 ...................................      1,500,000       1,593,915
      Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ..............................      3,800,000       3,984,984
      Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 .......................      1,000,000       1,101,990
      Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 ..............................      3,000,000       2,910,480
      Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 ...............................      3,200,000       3,069,632
      Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ....................................        500,000         624,385
      New Horizons Village Project, 7.30%, 11/01/16 ................................................      2,905,000       2,975,388
      Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 ................................      1,675,000       1,780,425


                                        Quarterly Statements of Investments | 17

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CONNECTICUT (CONT.)
   Connecticut State Health and Educational Facilities Authority Revenue, (cont.)
      Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 .................    $ 4,000,000    $  4,105,560
      Sacred Heart University, Series C, 6.50%, 7/01/16 ............................................        235,000         245,248
      Sacred Heart University, Series C, 6.625%, 7/01/26 ...........................................        785,000         816,274
      Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ..............................        765,000         808,574
      Sacred Heart University, Series C, Pre-Refunded, 6.625%, 7/01/26 .............................      6,215,000       6,577,148
      Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 ..............................      1,000,000       1,082,760
      Series B, MBIA Insured, 5.00%, 7/01/33 .......................................................      2,000,000       2,114,200
      St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .....................................      4,615,000       4,339,946
      Trinity College, Series G, AMBAC Insured, 5.00%, 7/01/31 .....................................      5,425,000       5,715,563
      Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ......................................      1,855,000       1,992,066
      University of Connecticut Foundation, Series A, 5.375%, 7/01/29 ..............................      1,250,000       1,322,713
      Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 .......................      1,000,000       1,054,290
      Westover School, Series A, Radian Insured, 5.70%, 7/01/30 ....................................      2,000,000       2,183,660
      Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ................................      5,000,000       4,725,000
      Yale New Haven Hospital, Refunding, Series H, MBIA Insured, 5.70%, 7/01/25 ...................      4,000,000       4,197,640
   Connecticut State HFAR,
      Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 .................      1,840,000       1,892,127
      Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 ..................................      2,715,000       2,841,003
      Housing Mortgage Finance Program, Series C-2, 6.25%, 11/15/18 ................................      1,500,000       1,554,135
      Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 .............................      4,650,000       4,756,485
      Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 ...........      1,000,000       1,080,400
      Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 ...........      1,000,000       1,058,070
   Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
     Loan Program, Series A,
      AMBAC Insured, 6.00%, 11/15/18 ...............................................................        920,000         944,665
      MBIA Insured, 5.50%, 11/15/17 ................................................................      1,160,000       1,188,432
   Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
      Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ........................................      1,000,000       1,125,480
      Series B, AMBAC Insured, 5.00%, 12/01/20 .....................................................      5,000,000       5,384,750
      Series B, AMBAC Insured, 5.00%, 12/01/22 .....................................................      1,000,000       1,068,880
   Griswold GO, AMBAC Insured, 7.50%, 4/01/06 ......................................................        200,000         207,644
   New Haven GO, Refunding, Series C, MBIA Insured, 5.00%, 11/01/22 ................................      3,000,000       3,233,070
   South Regional Water Authority Water System Revenue, Series A, MBIA Insured, 5.00%,
     8/01/33 .......................................................................................      6,000,000       6,358,200
   University of Connecticut Revenue, Student Fee,
      Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 ...........................................     10,000,000      10,696,000
      Series A, 5.00%, 5/15/23 .....................................................................     10,000,000      10,688,900
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ........................................      1,500,000       1,727,610
                                                                                                                       ------------
                                                                                                                        212,595,068
                                                                                                                       ------------


18 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 25.9%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
     Refunding, 5.50%, 5/15/39 .....................................................................    $ 4,000,000    $  4,034,320
   Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, 5.125%, 7/01/30 .................................................................        835,000         893,116
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...................................................      1,165,000       1,293,383
      MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...................................................      1,775,000       1,985,533
      Series A, 5.00%, 7/01/29 .....................................................................      1,000,000       1,048,290
      Series A, 5.125%, 7/01/31 ....................................................................      3,195,000       3,338,040
      Series A, 5.00%, 7/01/33 .....................................................................      1,000,000       1,043,840
      Series A, 5.00%, 7/01/34 .....................................................................        750,000         783,353
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .........................................      4,000,000       4,439,320
      Series A, Pre-Refunded, 5.125%, 7/01/31 ......................................................      1,000,000       1,110,200
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, 5.00%, 7/01/38 .....................................................................      2,500,000       2,568,875
      Series G, 5.00%, 7/01/33 .....................................................................      1,000,000       1,044,530
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/28 .................................................................      5,000,000       5,166,300
   Puerto Rico Electric Power Authority Power Revenue,
      Series HH, FSA Insured, 5.25%, 7/01/29 .......................................................     13,000,000      14,101,750
      Series II, 5.25%, 7/01/31 ....................................................................      1,000,000       1,073,040
      Series RR, XLCA Insured, 5.00%, 7/01/30 ......................................................      1,000,000       1,072,800
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ..........      3,595,000       3,698,284
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
     University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..............................      1,000,000       1,040,850
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
      Series D, 5.375%, 7/01/33 ....................................................................      1,995,000       2,152,366
      Series D, Pre-Refunded, 5.375%, 7/01/33 ......................................................      6,005,000       6,745,296
      Series I, 5.00%, 7/01/36 .....................................................................      1,000,000       1,049,050
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.70%, 8/01/25 ..................................................................     10,000,000      11,156,700
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/13 .....................................................................................      2,500,000       2,686,100
      10/01/22 .....................................................................................      2,500,000       2,651,175
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/21 .......................................................................................      1,000,000       1,017,750
                                                                                                                       ------------
                                                                                                                         77,194,261
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $271,280,654) .................................................                    289,789,329
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 19

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.2%
   BONDS 1.2%
   CONNECTICUT 0.1%
(a)Connecticut State Health and Educational Facilities Authority Revenue,
     Middlesex Hospital, Series J, Weekly VRDN and Put, 2.95%, 7/01/26 .............................    $   100,000    $    100,000
     Weekly VRDN and Put, 2.95%, 7/01/27 ...........................................................        200,000         200,000
                                                                                                                       ------------
                                                                                                                            300,000
                                                                                                                       ------------
   U.S. TERRITORIES 1.1%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 2.85%, 12/01/15 ..........................................................      3,200,000       3,200,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,500,000) ..................................................                      3,500,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $274,780,654) 98.4% .....................................................                    293,289,329
   OTHER ASSETS, LESS LIABILITIES 1.6% .............................................................                      4,888,115
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $298,177,444
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.3%
   BONDS 97.3%
   U.S. TERRITORIES 97.3%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
     Refunding, 5.50%, 5/15/39 .....................................................................    $ 5,000,000    $  5,042,900
   Guam International Airport Authority Revenue,
      Series A, MBIA Insured, 5.25%, 10/01/20 ......................................................      1,725,000       1,915,043
      Series A, MBIA Insured, 5.25%, 10/01/22 ......................................................        700,000         772,366
      Series B, MBIA Insured, 5.25%, 10/01/22 ......................................................      1,000,000       1,103,380
      Series B, MBIA Insured, 5.25%, 10/01/23 ......................................................      1,000,000       1,101,880
      Series C, MBIA Insured, 5.25%, 10/01/21 ......................................................      5,000,000       5,282,200
      Series C, MBIA Insured, 5.00%, 10/01/23 ......................................................      5,000,000       5,238,950
   Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
      5.125%, 10/01/29 .............................................................................      1,975,000       2,071,795
      5.25%, 10/01/34 ..............................................................................      7,000,000       7,414,610
   Puerto Rico Commonwealth GO, Public Improvement,
      MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...................................................      3,000,000       3,355,830
      Series A, 5.375%, 7/01/28 ....................................................................      1,300,000       1,397,006
      Series A, 5.00%, 7/01/29 .....................................................................      4,500,000       4,717,305
      Series A, 5.00%, 7/01/34 .....................................................................      7,000,000       7,311,290
      Series A, FGIC Insured, 5.125%, 7/01/31 ......................................................      5,000,000       5,176,200
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    5.50%, 7/01/36 .................................................................................     11,850,000      13,269,985
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series B, Pre-Refunded, 6.00%, 7/01/39 .......................................................     10,000,000      11,463,500
      Series D, 5.375%, 7/01/36 ....................................................................     11,990,000      12,928,217
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
     ETM, 5.50%, 10/01/32 ..........................................................................     10,000,000      10,944,900
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue, Series A,
      7.50%, 7/01/09 ...............................................................................        135,000         135,548
      AMBAC Insured, 5.00%, 7/01/21 ................................................................     10,000,000      10,564,500
      AMBAC Insured, 5.00%, 7/01/28 ................................................................      2,000,000       2,066,520
   Puerto Rico Electric Power Authority Power Revenue,
      Series HH, FSA Insured, 5.25%, 7/01/29 .......................................................      1,605,000       1,741,024
      Series II, 5.25%, 7/01/31 ....................................................................     15,500,000      16,632,120
      Series II, FSA Insured, 5.125%, 7/01/26 ......................................................      1,000,000       1,081,420
      Series NN, 5.125%, 7/01/29 ...................................................................      5,125,000       5,446,747
      Series NN, MBIA Insured, 5.00%, 7/01/32 ......................................................      2,000,000       2,124,060
   Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 .........................................     10,000,000      10,168,800
   Puerto Rico HFC Revenue,
      MFM, Portfolio A-I, 7.50%, 10/01/15 ..........................................................        245,000         245,840
      MFM, Portfolio A-I, 7.50%, 4/01/22 ...........................................................        695,000         697,196
      Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 .......................      2,060,000       2,112,818
   Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ..............................     11,410,000      11,708,600
   Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
     First Portfolio, 6.25%, 4/01/29 ...............................................................      1,915,000       1,960,328
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
     Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ......................................        900,000         920,880


                                        Quarterly Statements of Investments | 21

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue,
      Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 ...........................    $ 2,500,000    $  2,552,150
      Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ............................        500,000         510,445
      Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ....................      8,445,000       8,639,826
      Mennonite General Hospital Project, 5.625%, 7/01/17 ..........................................        750,000         710,625
      Mennonite General Hospital Project, 5.625%, 7/01/27 ..........................................      1,950,000       1,766,115
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue,
      Guaynabo Municipal Government, 5.625%, 7/01/15 ...............................................      6,550,000       6,803,485
      Guaynabo Municipal Government, 5.625%, 7/01/22 ...............................................      3,160,000       3,266,934
      Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .................................................      1,250,000       1,285,913
      Guaynabo Warehouse, Series A, 5.20%, 7/01/24 .................................................      4,120,000       4,232,105
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
      Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 .........................      2,000,000       2,124,600
      Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 ..........................      7,850,000       8,100,023
      Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ..............................      5,970,000       6,554,344
      Intermediate American University of Puerto Rico Project, MBIA Insured, 5.00%,
       10/01/15 ....................................................................................      1,320,000       1,477,463
      Intermediate American University of Puerto Rico Project, MBIA Insured, 5.00%,
       10/01/18 ....................................................................................      1,000,000       1,100,050
      International American University of Puerto Rico Project, MBIA Insured, 4.25%,
       10/01/24 ....................................................................................      1,000,000       1,019,260
      International American University of Puerto Rico Project, MBIA Insured, 4.375%,
       10/01/25 ....................................................................................      1,000,000       1,026,550
      International American University of Puerto Rico Project, MBIA Insured, 4.50%,
       10/01/29 ....................................................................................      3,750,000       3,838,800
      University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 .............................      6,000,000       6,245,100
   Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.50%, 8/01/23 ..................      7,400,000       8,116,616
   Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 .............      5,500,000       5,846,280
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
      Series D, 5.375%, 7/01/33 ....................................................................      3,430,000       3,700,558
      Series D, Pre-Refunded, 5.375%, 7/01/33 ......................................................      9,070,000      10,188,150
      Series I, 5.25%, 7/01/33 .....................................................................      4,500,000       4,835,835
      Series I, 5.375%, 7/01/34 ....................................................................      5,000,000       5,443,400
      Series I, 5.00%, 7/01/36 .....................................................................      4,000,000       4,196,200
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ......................      1,250,000       1,253,638
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
      Mandatory Put 2/01/12, Refunding, Series A, 5.75%, 8/01/27 ...................................      5,000,000       5,599,950
      Series A, Pre-Refunded, 5.00%, 6/01/26 .......................................................      2,865,000       3,058,388
      Series E, 5.50%, 8/01/29 .....................................................................      2,155,000       2,360,716
      Series E, Pre-Refunded, 5.50%, 8/01/29 .......................................................      6,845,000       7,734,234
   Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
      6.45%, 3/01/16 ...............................................................................        160,000         163,686
      6.50%, 3/01/25 ...............................................................................        390,000         398,311


22 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Virgin Islands PFAR,
      Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ..............................    $ 5,000,000    $  5,297,850
      Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ..............................      9,220,000       9,682,199
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ...........................      3,000,000       3,193,050
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ...........................      6,750,000       7,158,173
      senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ..........................      3,950,000       4,187,593
      senior lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/21 ..............................      1,000,000       1,077,880
      senior lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/24 ..............................      2,000,000       2,150,980
   Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
      5.25%, 9/01/18 ...............................................................................      3,930,000       4,209,344
      5.00%, 9/01/23 ...............................................................................     10,000,000      10,479,600
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
      7/01/18 ......................................................................................      4,175,000       4,256,621
      7/01/21 ......................................................................................      1,000,000       1,017,750
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      5.25%, 7/01/12 ...............................................................................      4,000,000       4,186,400
      5.50%, 7/01/17 ...............................................................................      4,000,000       4,179,640
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $330,958,085) .................................................                    353,340,588
                                                                                                                       ------------
   SHORT TERM INVESTMENT (COST $3,725,000) 1.0%
   BONDS 1.0%
   U.S. TERRITORIES 1.0%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
     MBIA Insured, Weekly VRDN and Put, 2.85%, 12/01/15 ............................................      3,725,000       3,725,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $334,683,085) 98.3% .....................................................                    357,065,588
   OTHER ASSETS, LESS LIABILITIES 1.7% .............................................................                      5,984,465
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $363,050,053
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

                       This page intentionally left blank.


24 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.8%
   BONDS 98.2%
   ALABAMA 6.6%
   Alabama State GO, Series A, 4.00%,
      9/01/12 ......................................................................................    $ 2,130,000    $  2,212,750
      9/01/15 ......................................................................................      1,000,000       1,025,340
   Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan,
      Refunding, Series B, AMBAC Insured, 4.625%, 8/15/13 ..........................................      5,900,000       6,289,459
      Series B, AMBAC Insured, 4.125%, 2/15/14 .....................................................      3,000,000       3,107,010
   East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
     Series A, MBIA Insured,
      4.50%, 9/01/13 ...............................................................................      1,925,000       2,030,067
      4.625%, 9/01/14 ..............................................................................      2,010,000       2,118,580
      4.50%, 9/01/15 ...............................................................................      2,100,000       2,192,169
   Huntsville GO, Capital Improvement wts., Series C, AMBAC Insured, 4.00%, 11/01/14 ...............      1,000,000       1,029,510
   Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
         4.80%, 6/01/13 ............................................................................      2,400,000       2,570,952
      (a)5.00%, 6/01/17 ............................................................................      2,900,000       3,149,429
   Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 ...........      2,195,000       2,390,860
   Jefferson County Ltd. Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 ..................      2,000,000       2,184,500
   Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/12 ...............................................        600,000         666,024
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 ...................      4,070,000       4,481,314
                                                                                                                       ------------
                                                                                                                         35,447,964
                                                                                                                       ------------
   ARIZONA 4.8%
   Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 .................      5,000,000       5,184,750
   Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
     9/01/16 .......................................................................................      2,505,000       2,833,756
   Maricopa County GO,
      School District No. 11, Peoria Unified, Refunding, FSA Insured, 4.00%, 7/01/12 ...............      2,200,000       2,292,224
      School District No. 40, Glendale School Improvement, 6.10%, 7/01/08 ..........................        570,000         577,216
      School District No. 40, Glendale School Improvement, Pre-Refunded, 6.10%, 7/01/08 ............        430,000         435,453
      School District No. 97, Deer Valley School Improvement, Series A, FGIC Insured, 4.75%,
       7/01/12 .....................................................................................      4,000,000       4,355,440
   Maricopa County Hospital Revenue, Sun Health Corp., 5.00%, 4/01/18 ..............................      2,000,000       2,078,600
   Maricopa County USD No. 48 Scottsdale GO, Refunding, Series A, FSA Insured, 4.00%,
     7/01/15 .......................................................................................      3,000,000       3,100,590
   Maricopa County USD No. 80 Chandler GO, Project of 2002, Series A, FSA Insured, 4.00%,
     7/01/14 .......................................................................................      1,000,000       1,034,180
   Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ......................................        715,000         738,416
   Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
      7/01/14 ......................................................................................      1,110,000       1,147,940
      7/01/15 ......................................................................................      1,000,000       1,027,800
      7/01/16 ......................................................................................      1,000,000       1,022,860
                                                                                                                       ------------
                                                                                                                         25,829,225
                                                                                                                       ------------
   ARKANSAS 1.4%
   Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
     6.20%, 8/01/17 ................................................................................      1,105,000       1,181,643
   Little Rock GO, Capital Improvements, FSA Insured, 4.00%, 4/01/15 ...............................      2,500,000       2,565,425


                                        Quarterly Statements of Investments | 25

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS (CONT.)
   University of Arkansas University Revenues,
      Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
       MBIA Insured, 5.00%, 11/01/16 ...............................................................    $ 1,000,000    $  1,105,840
      Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 ...............      2,295,000       2,446,631
                                                                                                                       ------------
                                                                                                                          7,299,539
                                                                                                                       ------------
   CALIFORNIA 9.2%
   California State Department of Water Resources Power Supply Revenue, Series A, 5.125%,
     5/01/18 .......................................................................................      3,000,000       3,249,690
   California State GO,
      Refunding, 5.00%, 2/01/17 ....................................................................      3,000,000       3,230,790
      Various Purpose, 5.25%, 11/01/17 .............................................................     10,000,000      11,118,900
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, 5.00%, 6/01/12 ............      1,500,000       1,614,420
   Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
     4.25%, 7/01/17 ................................................................................      6,530,000       6,727,989
   Los Angeles USD, GO, Series A, MBIA Insured,
      4.125%, 7/01/15 ..............................................................................      2,500,000       2,584,150
      4.25%, 7/01/16 ...............................................................................      2,500,000       2,600,500
   Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 4.00%, 6/01/14 ..................     10,000,000      10,324,900
   North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
    Pre-Refunded, 4.00%, 8/01/15 ...................................................................      3,215,000       3,363,051
   Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 .................      2,870,000       3,210,468
   Val Verde USD, COP, Refunding, FGIC Insured, 5.00%, 1/01/15 .....................................      1,000,000       1,102,310
                                                                                                                       ------------
                                                                                                                         49,127,168
                                                                                                                       ------------
   COLORADO 1.8%
   Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ..............      3,000,000       3,420,870
   Denver City and County Medical Facilities GO, 4.00%, 8/01/16 ....................................      6,000,000       6,100,140
                                                                                                                       ------------
                                                                                                                          9,521,010
                                                                                                                       ------------
   CONNECTICUT 0.5%
   Connecticut State Health and Educational Facilities Authority Revenue, Sacred Heart University,
      Refunding, Series C, 6.00%, 7/01/05 ..........................................................        135,000         135,244
      Series C, ETM, 6.00%, 7/01/05 ................................................................        425,000         426,101
   Connecticut State HFAR, Housing Mortgage Finance Program, Series C-2, 6.00%,
    11/15/10 .......................................................................................      2,000,000       2,077,880
                                                                                                                       ------------
                                                                                                                          2,639,225
                                                                                                                       ------------
   FLORIDA 7.8%
   Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 .......................      1,000,000       1,070,530
   Collier County School Board COP, Refunding, FSA Insured, 5.00%, 2/15/16 .........................     10,710,000      11,890,456
   Jacksonville Electric Authority Revenue, Electric System, Sub Series A, Pre-Refunded, 5.00%,
     10/01/16 ......................................................................................      3,420,000       3,481,560
   Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 .............      3,000,000       3,040,470
   Marion County Public Improvement Revenue, Refunding, MBIA Insured,
      4.20%, 12/01/12 ..............................................................................      1,400,000       1,475,446
      4.30%, 12/01/13 ..............................................................................      1,800,000       1,895,418
   Marion County School Board COP, FSA Insured, 4.00%, 6/01/15 .....................................      1,115,000       1,144,180


26 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
     10/01/14 ......................................................................................    $ 7,000,000    $  7,196,840
   Palm Beach County IDR, Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project,
     Pre-Refunded,
      6.20%, 12/01/08 ..............................................................................        275,000         293,574
      6.30%, 12/01/09 ..............................................................................        580,000         620,014
   Tampa Bay Water Utility System Revenue,
      FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ..................................................      1,000,000       1,146,830
      Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 ........................................      4,140,000       4,512,227
      Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 ........................................      3,400,000       3,705,694
                                                                                                                       ------------
                                                                                                                         41,473,239
                                                                                                                       ------------
   GEORGIA 1.3%
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
     12/01/13 ......................................................................................      1,020,000         985,504
   South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 .............      2,650,000       2,952,312
   Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
     11/01/07 ......................................................................................      3,105,000       3,116,333
                                                                                                                       ------------
                                                                                                                          7,054,149
                                                                                                                       ------------
   HAWAII 0.6%
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
      Kaiser Permanente, Series A, ETM, 5.10%, 3/01/14 .............................................      2,500,000       2,683,850
      Kapi 'Olani Health Obligation, ETM, 5.60%, 7/01/06 ...........................................        500,000         514,320
                                                                                                                       ------------
                                                                                                                          3,198,170
                                                                                                                       ------------
   ILLINOIS 0.9%
   Chicago Park District GO, Refunding, FGIC Insured, 4.125%, 1/01/14 ..............................      3,125,000       3,235,000
   Illinois Health Facilities Authority Revenue,
      St. Elizabeth's Hospital, 6.00%, 7/01/05 .....................................................         70,000          70,141
      Victory Health Services, Series A, 5.25%, 8/15/09 ............................................      1,170,000       1,172,293
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
    Convention Center, ETM, 5.75%, 7/01/06 .........................................................        490,000         497,566
                                                                                                                       ------------
                                                                                                                          4,975,000
                                                                                                                       ------------
   KENTUCKY 0.5%
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
     Regional Health Center Facility, Refunding and Improvement,
      5.70%, 10/01/10 ..............................................................................      1,000,000         993,130
      5.75%, 10/01/11 ..............................................................................      1,500,000       1,490,460
                                                                                                                       ------------
                                                                                                                          2,483,590
                                                                                                                       ------------
   LOUISIANA 0.8%
   St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ....................      4,000,000       4,232,120
                                                                                                                       ------------
   MARYLAND 0.2%
   Maryland State Health and Higher Educational Facilities Authority Revenue, AMBAC Insured,
     5.00%, 7/01/15 ................................................................................      1,000,000       1,114,250
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 27

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS 2.1%
   Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
     Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ....................    $ 3,000,000    $  3,359,880
   Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
     first mortgage, Refunding, Series A, 5.50%, 7/01/08 ...........................................      1,990,000       2,008,945
   Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
     Project, Refunding, Series A,
      5.15%, 12/01/07 ..............................................................................      2,000,000       2,046,020
      5.20%, 12/01/08 ..............................................................................      2,000,000       2,054,560
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
     10/01/12 ......................................................................................      1,745,000       1,845,180
                                                                                                                       ------------
                                                                                                                         11,314,585
                                                                                                                       ------------
   MICHIGAN 5.9%
   Battle Creek Downtown Development Authority Tax Allocation, MBIA Insured, Pre-Refunded,
     5.00%, 5/01/17 ................................................................................      3,295,000       3,482,024
   Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial
     Hospital, Refunding, Series B, 5.30%, 11/01/07 ................................................        815,000         838,904
   Ferris State University Revenue, Refunding, AMBAC Insured, 5.00%, 10/01/18 ......................      2,640,000       2,735,515
   Gull Lake Community School District GO, School Building and Site, FSA Insured, 5.00%,
     5/01/16 .......................................................................................      1,000,000       1,099,480
   Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
      5/01/16 ......................................................................................      1,925,000       2,108,837
      5/01/17 ......................................................................................      2,025,000       2,199,190
   Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
     MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 ...................................................      1,200,000       1,350,852
   Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%, 5/01/16 ........      1,630,000       1,785,665
   Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding,
     MBIA Insured, 4.25%, 9/01/13 ..................................................................      1,245,000       1,315,604
   South Lyon Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/17 .........................      4,385,000       4,816,046
   Wayne-Westland Community Schools GO, Refunding,
      4.50%, 5/01/12 ...............................................................................      1,035,000       1,105,887
      4.625%, 5/01/13 ..............................................................................      1,095,000       1,180,235
      FSA Insured, 5.00%, 5/01/16 ..................................................................      2,825,000       3,107,472
   Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 ...............      4,290,000       4,479,833
                                                                                                                       ------------
                                                                                                                         31,605,544
                                                                                                                       ------------
   MINNESOTA 6.5%
   Chaska ISD No. 112 GO, Refunding, Series A,
      5.00%, 2/01/16 ...............................................................................      4,000,000       4,238,120
      FSA Insured, 4.00%, 2/01/14 ..................................................................      2,060,000       2,116,938
   Minneapolis GO, Various Purpose, 5.00%, 12/01/17 ................................................      3,000,000       3,237,690
   Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured, 4.625%,
     2/01/17 .......................................................................................      1,000,000       1,047,850
   Minneapolis Special School District No. 001 GO, Refunding, FSA Insured, 4.00%,
      2/01/13 ......................................................................................      3,000,000       3,111,810
      2/01/14 ......................................................................................      6,300,000       6,474,132


28 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
      2/01/14 ......................................................................................    $ 2,340,000    $  2,549,734
      2/01/15 ......................................................................................      2,425,000       2,637,842
      2/01/16 ......................................................................................      2,460,000       2,668,313
   Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 ............................      2,215,000       2,365,930
   Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
      4.00%, 2/01/13 ...............................................................................      2,070,000       2,147,149
      4.125%, 2/01/14 ..............................................................................      2,175,000       2,251,147
                                                                                                                       ------------
                                                                                                                         34,846,655
                                                                                                                       ------------
   MISSOURI 1.7%
   Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
     MBIA Insured, 5.00%, 3/01/16 ..................................................................      2,000,000       2,203,620
   Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
      Pre-Refunded, 5.00%, 12/01/08 ................................................................      1,940,000       2,016,848
      Refunding, 5.00%, 12/01/08 ...................................................................      1,060,000       1,077,299
   Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
     MBIA Insured,
      4.375%, 4/01/12 ..............................................................................        335,000         354,668
      4.50%, 4/01/14 ...............................................................................        545,000         574,953
      4.60%, 4/01/15 ...............................................................................      1,360,000       1,434,514
      4.70%, 4/01/16 ...............................................................................      1,165,000       1,229,891
                                                                                                                       ------------
                                                                                                                          8,891,793
                                                                                                                       ------------
   NEW JERSEY 3.7%
   Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
     Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
      12/01/29 .....................................................................................      2,625,000       2,951,786
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
     5.90%, 1/01/15 ................................................................................        850,000         861,492
   New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
     6/15/17 .......................................................................................      5,000,000       5,403,450
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
     Refunding, Series C, FSA Insured, 4.50%, 12/15/10 .............................................     10,000,000      10,654,400
                                                                                                                       ------------
                                                                                                                         19,871,128
                                                                                                                       ------------
   NEW YORK 11.3%
   Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ....................      1,560,000       1,711,382
   Middletown City School District GO, Refunding, Series A, FSA Insured, 4.00%,
      11/01/14 .....................................................................................      1,785,000       1,842,780
      11/01/15 .....................................................................................      2,050,000       2,105,555
   MTA Commuter Facilities Revenue, Services Contract, Refunding, Series R, ETM, 5.50%,
     7/01/11 .......................................................................................      2,215,000       2,410,474
   MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ..........................      1,500,000       1,673,910
   New York City GO,
      Refunding, Series H, 5.00%, 8/01/17 ..........................................................      4,330,000       4,659,167
      Series C, MBIA Insured, 5.875%, 8/01/16 ......................................................      1,250,000       1,417,825


                                        Quarterly Statements of Investments | 29

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
      Series F, 4.75%, 1/15/16 .....................................................................    $ 3,000,000    $  3,160,440
      Series H, 5.90%, 8/01/09 .....................................................................        495,000         527,398
      Series H, 5.00%, 8/01/16 .....................................................................      3,000,000       3,244,800
      Series H, Pre-Refunded, 5.90%, 8/01/09 .......................................................          5,000           5,370
      Series I, 5.00%, 8/01/18 .....................................................................     10,000,000      10,712,600
      Series J, 6.00%, 8/01/08 .....................................................................        985,000       1,053,221
      Series J, Pre-Refunded, 6.00%, 8/01/08 .......................................................      2,015,000       2,165,984
   New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 ..................      4,500,000       4,777,515
   New York State Dormitory Authority Revenue, FHA Insured Mortgage, St. Barnabas, Series B,
     AMBAC Insured, 4.25%, 8/01/14 .................................................................      2,355,000       2,453,792
   New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
      Refunding, Series D, 5.60%, 2/15/07 ..........................................................        140,000         146,006
      Series D, MBIA Insured, 5.00%, 8/15/17 .......................................................      2,000,000       2,113,480
   New York State Energy Research and Development PCR, New York State Electric and Gas,
     MBIA Insured, 4.10%, 3/15/15 ..................................................................      7,000,000       7,100,520
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     Pre-Refunded, 5.75%,
      4/01/08 ......................................................................................        500,000         522,035
      4/01/09 ......................................................................................      1,150,000       1,200,681
   Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, 134th Series,
     4.00%, 7/15/14 ................................................................................      2,460,000       2,507,035
   Port Authority of New York and New Jersey Special Obligation Revenue, 3rd Installment,
     7.00%, 10/01/07 ...............................................................................        700,000         723,128
   Yonkers GO, Series B, FSA Insured, 4.00%, 10/15/16 ..............................................      1,890,000       1,932,468
                                                                                                                       ------------
                                                                                                                         60,167,566
                                                                                                                       ------------
   NORTH CAROLINA 5.8%
   Asheville Water System Revenue, FSA Insured, 5.25%,
      8/01/15 ......................................................................................        915,000       1,013,161
      8/01/17 ......................................................................................      1,020,000       1,120,480
      8/01/19 ......................................................................................      1,030,000       1,126,686
   Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ........................................      4,000,000       4,352,120
   Mecklenburg County GO, Public Improvement, Series A, 4.00%, 2/01/16 .............................      5,000,000       5,122,550
   North Carolina Eastern Municipal Power Agency Power System Revenue,
      Refunding, Series D, 6.00%, 1/01/09 ..........................................................        800,000         848,968
      Series D, 6.45%, 1/01/14 .....................................................................      1,000,000       1,111,640
   North Carolina Infrastructure Financial Corp. COP, Correctional Facilities Project, Series A,
     4.00%, 2/01/17 ................................................................................      2,715,000       2,748,639
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
     6.50%, 1/01/09 ................................................................................      5,000,000       5,505,450
   Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 .................................      1,275,000       1,380,736
   Wake County GO, Public Improvement, 4.50%, 3/01/14 ..............................................      6,400,000       6,812,864
                                                                                                                       ------------
                                                                                                                         31,143,294
                                                                                                                       ------------
   OHIO 9.6%
   Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
     12/01/14 ......................................................................................      1,000,000       1,040,220
   Akron Income Tax Revenue, Community Learning Centers, FGIC Insured, 4.00%, 12/01/14 .............      2,140,000       2,216,441


30 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Allen County GO, AMBAC Insured, 4.75%, 12/01/17 .................................................    $ 2,180,000    $  2,322,746
   Bowling Green State University of Ohio General Receipts GO, MBIA Insured, 5.00%,
      6/01/14 ......................................................................................      2,285,000       2,547,524
      6/01/15 ......................................................................................      1,400,000       1,549,450
   Butler County GO, MBIA Insured, 4.00%, 12/01/14 .................................................      1,210,000       1,253,221
   Cleveland Municipal School District GO, FSA Insured, 5.00%,
      12/01/14 .....................................................................................      1,915,000       2,133,444
      12/01/15 .....................................................................................      1,510,000       1,671,192
      12/01/16 .....................................................................................      1,400,000       1,541,540
   Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
      5.25%, 7/01/08 ...............................................................................        575,000         584,108
      5.40%, 7/01/10 ...............................................................................        775,000         793,251
      5.50%, 7/01/11 ...............................................................................        500,000         512,040
   Kenston Local School District GO, School Improvement, MBIA Insured, 4.00%, 12/01/15 .............      1,775,000       1,823,937
   Lake Ohio Local School District GO, MBIA Insured, 5.20%, 12/01/17 ...............................      2,565,000       2,791,592
   Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 ............................      1,360,000       1,485,174
   Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
      12/01/15 .....................................................................................      2,670,000       2,984,393
   Ohio State Building Authority Revenue, State Facilities, Administration Building Fund Project,
   Refunding, Series B, FSA Insured, 4.00%, 10/01/12 ...............................................      1,000,000       1,041,230
   Ohio State GO, Common Schools, Series B, 4.00%, 9/15/14 .........................................      8,895,000       9,134,009
   Penta Career Center COP, Wood Lucas Sandusky Fulton Ottawa Henry and Hancock Counties,
     FGIC Insured, 4.00%,
      4/01/15 ......................................................................................      1,620,000       1,644,041
      4/01/16 ......................................................................................      1,685,000       1,701,176
   Southwest Regional Water District Water Revenue, Refunding and Improvement, MBIA Insured,
     4.00%,
      12/01/13 .....................................................................................      1,020,000       1,061,004
      12/01/14 .....................................................................................      1,020,000       1,056,434
   University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
     1/01/14 .......................................................................................      2,000,000       2,244,620
   University of Cincinnati General Receipts Revenue, Series A, AMBAC Insured, 5.00%,
     6/01/17 .......................................................................................      3,000,000       3,323,370
   Westerville City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/18 ...................      1,000,000       1,093,230
   Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ..................................................      1,275,000       1,543,120
                                                                                                                       ------------
                                                                                                                         51,092,507
                                                                                                                       ------------
   OKLAHOMA 0.4%
   Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
     MBIA Insured,
      5.60%, 3/01/10 ...............................................................................        930,000       1,009,050
      6.00%, 3/01/15 ...............................................................................        700,000         765,261
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
     5.75%, 8/15/06 ................................................................................        295,000         303,104
                                                                                                                       ------------
                                                                                                                          2,077,415
                                                                                                                       ------------
   OREGON 4.1%
   Clackamas County Hospital Facilities Authority Revenue, Willamette View Inc. Project,
     Refunding, 6.00%, 11/01/06 ....................................................................        500,000         511,840


                                        Quarterly Statements of Investments | 31

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 4.00%,
      11/01/14 .....................................................................................    $ 2,380,000    $  2,464,252
      11/01/15 .....................................................................................      2,475,000       2,546,230
   Lane County School District No. 052 Bethel GO, Refunding, FSA Insured,
      3.75%, 6/15/12 ...............................................................................      1,000,000       1,027,400
      3.75%, 6/15/13 ...............................................................................      1,785,000       1,822,646
      3.875%, 6/15/14 ..............................................................................      1,935,000       1,978,654
   Oregon State Facilities Authority Revenue, Peacehealth, Series A, AMBAC Insured, 5.00%,
     8/01/13 .......................................................................................      2,305,000       2,539,902
   Portland GO, Arena, Refunding, Series B, 5.00%, 6/01/16 .........................................      3,075,000       3,403,748
   Salem Water and Sewer Revenue,
      MBIA Insured, 4.10%, 6/01/16 .................................................................      1,035,000       1,068,493
      Refunding, FSA Insured, 4.375%, 6/01/11 ......................................................      2,160,000       2,297,441
      Refunding, FSA Insured, 4.50%, 6/01/12 .......................................................      2,250,000       2,415,960
                                                                                                                       ------------
                                                                                                                         22,076,566
                                                                                                                       ------------
   PENNSYLVANIA 2.4%
   Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
     12/01/13 ......................................................................................      5,000,000       5,272,350
   Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%,
     7/01/07 .......................................................................................      1,135,000       1,135,613
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 4.00%,
      9/01/14 ......................................................................................      4,000,000       4,153,600
      9/01/15 ......................................................................................      2,000,000       2,056,540
                                                                                                                       ------------
                                                                                                                         12,618,103
                                                                                                                       ------------
   SOUTH CAROLINA 0.6%
   Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
     AMBAC Insured, 5.25%, 1/01/10 .................................................................      1,000,000       1,079,550
   Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
     1/01/14 .......................................................................................      2,000,000       2,066,020
                                                                                                                       ------------
                                                                                                                          3,145,570
                                                                                                                       ------------
   TENNESSEE 0.7%
   Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
     Program, Series A, FSA Insured, 5.00%, 5/01/13 ................................................      3,425,000       3,744,450
                                                                                                                       ------------
   TEXAS 3.1%
   Abilene Higher Educational Facilities Revenue, Abilene Christian University,
      5.90%, 10/01/05 ..............................................................................        720,000         725,782
      ETM, 5.90%, 10/01/05 .........................................................................         65,000          65,680
   Edgewood ISD Bexar County GO, Series A, 5.00%,
      2/15/16 ......................................................................................      1,225,000       1,341,522
      2/15/17 ......................................................................................      1,285,000       1,400,239
   Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
     AMBAC Insured, 5.00%, 9/01/11 .................................................................      6,000,000       6,571,080
   Laredo ISD Public Facility Corp. Lease Revenue,
      Series A, AMBAC Insured, 5.00%, 8/01/15 ......................................................      1,000,000       1,070,990
      Series C, AMBAC Insured, 5.00%, 8/01/19 ......................................................      1,000,000       1,062,490


32 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
     11/01/10 ......................................................................................    $ 2,500,000    $  2,569,225
   Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit, Series A,
     MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ...................................................      1,500,000       1,707,375
                                                                                                                       ------------
                                                                                                                         16,514,383
                                                                                                                       ------------
   U.S. TERRITORIES 1.7%
   District of Columbia GO,
      Refunding, Series A, 5.875%, 6/01/05 .........................................................        200,000         200,000
      Series A, ETM, 5.875%, 6/01/05 ...............................................................        500,000         500,000
   Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ..........................      4,000,000       4,272,800
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      4.875%, 7/01/06 ..............................................................................      1,300,000       1,314,989
      5.00%, 7/01/09 ...............................................................................      2,400,000       2,499,480
                                                                                                                       ------------
                                                                                                                          8,787,269
                                                                                                                       ------------
   UTAH 0.6%
   Salt Lake County College Revenue,
      Refunding, 5.00%, 10/01/19 ...................................................................      2,585,000       2,688,503
      Westminster College Project, 5.50%, 10/01/12 .................................................        340,000         358,350
                                                                                                                       ------------
                                                                                                                          3,046,853
                                                                                                                       ------------
   WASHINGTON 1.5%
   King County GO, Refunding, Series A, MBIA Insured, 4.00%, 1/01/16 ...............................      3,490,000       3,537,115
   King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
     12/01/16 ......................................................................................      3,000,000       3,277,170
   Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Refunding,
     Series A, AMBAC Insured, 5.70%, 7/01/09 .......................................................      1,000,000       1,048,420
                                                                                                                       ------------
                                                                                                                          7,862,705
                                                                                                                       ------------
   WEST VIRGINIA 0.1%
   West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project, Series A,
     5.05%, 7/01/08 ................................................................................        610,000         618,967
                                                                                                                       ------------
   TOTAL BONDS (COST $502,355,504) .................................................................                    523,820,002
                                                                                                                       ------------
   STEP-UP BOND (COST $2,741,291) 0.6%
   CALIFORNIA 0.6%
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter, 1/15/17 ..........................      3,000,000       2,749,110
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $505,096,795) .................................................                    526,569,112
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 0.5%
   BONDS 0.5%
   FLORIDA 0.0%(b)
(c)Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 2.97%,
     8/01/25 .......................................................................................        300,000         300,000
                                                                                                                       ------------
   GEORGIA 0.1%
(c)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 2.97%,
     11/01/41 ......................................................................................        700,000         700,000
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 33

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA 0.1%
(c)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
     First Stage, ACES, Refunding, Daily VRDN and Put, 2.97%, 9/01/17 ..............................    $   400,000    $    400,000
                                                                                                                       ------------
   MICHIGAN 0.1%
(c)Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
     2.97%, 7/01/33 ................................................................................        400,000         400,000
                                                                                                                       ------------
   NEW YORK 0.1%
(c)Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project, Series A-4,
     Daily VRDN and Put, 2.94%, 5/01/22 ............................................................        200,000         200,000
(c)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
     2.94%, 5/01/33 ................................................................................        100,000         100,000
(c)New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series G,
     FGIC Insured, Daily VRDN and Put, 2.94%, 6/15/24 ..............................................        300,000         300,000
                                                                                                                       ------------
                                                                                                                            600,000
                                                                                                                       ------------
   TENNESSEE 0.1%
(c)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
     Put, 2.98%, 7/01/31 ...........................................................................        400,000         400,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,800,000) ..................................................                      2,800,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $507,896,795) 99.3% .....................................................                    529,369,112
   OTHER ASSETS, LESS LIABILITIES 0.7% .............................................................                      3,984,829
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $533,353,941
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b)   Rounds to less than 0.05% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 88.8%
   BONDS 88.8%
   ALABAMA 0.8%
   Etowah County Board of Education Special Tax School wts., FSA Insured, 2.60%, 9/01/08 ...........    $   250,000    $    246,575
                                                                                                                       ------------
   ALASKA 5.2%
   Alaska State Housing Finance Corp. Revenue, General Housing, Series B, MBIA Insured,
     3.50%, 6/01/06 ................................................................................      1,175,000       1,181,404
   Kenai Peninsula Boro GO, Center Kenai Peninsula Hospital Service Area, FGIC Insured, 3.25%,
     8/01/09 .......................................................................................        500,000         501,535
                                                                                                                       ------------
                                                                                                                          1,682,939
                                                                                                                       ------------
   ARIZONA 4.0%
   Buckeye UHSD No. 201 GO, School Improvement Project, Series B, MBIA Insured, 3.00%,
     7/01/08 .......................................................................................        500,000         500,725
   Mohave County Beneficial Interest COP, Mohave Administration Building Project, AMBAC Insured,
     3.00%, 1/01/06 ................................................................................        350,000         350,515
   Oro Valley Municipal Property Corp. Revenue, senior lien, Water Project, MBIA Insured, 3.00%,
     7/01/08 .......................................................................................        425,000         425,616
                                                                                                                       ------------
                                                                                                                          1,276,856
                                                                                                                       ------------
   ARKANSAS 3.1%
   Fayetteville Sales and Use Tax Capital Improvement Special Assessment, 4.00%, 12/01/05 ..........      1,000,000       1,005,850
                                                                                                                       ------------
   CALIFORNIA 6.4%
   California State University at Channel Islands Financing Authority Revenue, Rental Housing
     and Town Center, Mandatory Put 8/01/07, Series A, 2.50%, 8/01/44 ..............................      1,000,000         991,250
   Los Angeles Water and Power Revenue, Power System, Series A, Sub Series A-1, 4.00%,
     7/01/06 .......................................................................................      1,050,000       1,063,492
                                                                                                                       ------------
                                                                                                                          2,054,742
                                                                                                                       ------------
   COLORADO 1.0%
   Colorado Water Resources and Power Development Authority Revenue, Series B, 3.25%,
     9/01/07 .......................................................................................        320,000         322,893
                                                                                                                       ------------
   FLORIDA 3.1%
   Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
     FSA Insured, 5.00%, 8/15/09 ...................................................................        750,000         803,842
   Jupiter Water Revenue, AMBAC Insured, 3.75%, 10/01/07 ...........................................        105,000         107,111
   Marion County Utility System Revenue, Series A, MBIA Insured, 2.00%, 12/01/06 ...................        100,000          98,228
                                                                                                                       ------------
                                                                                                                          1,009,181
                                                                                                                       ------------
   GEORGIA 1.7%
   Association County Commissioners Leasing Program COP, DeKalb County Public Purpose
     Project, 2.50%, 12/01/07 ......................................................................        555,000         545,576
                                                                                                                       ------------
   INDIANA 0.4%
   Madison Grant Industry School Building Corp. Revenue, First Mortgage, AMBAC Insured,
     2.25%, 1/15/06 ................................................................................        120,000         119,431
                                                                                                                       ------------
   KANSAS 1.2%
   Johnson County Water District No. 001 Water Revenue, Refunding, 2.50%, 6/01/08 ..................        400,000         392,468
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 35

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY 1.9%
   Anderson County School District Financial Corp. School Building Revenue, Refunding, Series B,
     3.80%, 3/01/06 ................................................................................    $   120,000    $    120,910
   Breathitt County Justice Center Corp. Revenue, Justice Center Project, MBIA Insured, 3.00%,
     10/01/06 ......................................................................................         55,000          55,098
   Breathitt County School District Financial Corp. School Building Revenue, Refunding, Second
     Series, 4.00%, 3/01/07 ........................................................................        110,000         111,795
   Kentucky State Property and Building Commission Revenues, Project No. 80, Refunding,
     Series A, MBIA Insured, 2.75%, 5/01/08 ........................................................        225,000         223,378
   Woodford County School District Financial Corp. School Building Revenue, Refunding, 4.30%,
     8/01/06 .......................................................................................        100,000         101,618
                                                                                                                       ------------
                                                                                                                            612,799
                                                                                                                       ------------
   MASSACHUSETTS 0.6%
   Massachusetts State Development Finance Agency Revenue, Brandeis University, Series K,
     FGIC Insured, 2.50%, 10/01/07 .................................................................        200,000         197,732
                                                                                                                       ------------
   MICHIGAN 1.9%
   Commerce Charter Township Michigan GO, Special Assessment, Series A, FSA Insured, 2.50%,
     10/01/06 ......................................................................................        100,000          99,334
   Detroit GO, Refunding, Series B, XLCA Insured, 3.00%, 4/01/06 ...................................        400,000         400,740
   Michigan Municipal Bond Authority Revenue, Local Government Loan Project, Series B,
     AMBAC Insured, 2.75%, 11/01/08 ................................................................        100,000          99,354
                                                                                                                       ------------
                                                                                                                            599,428
                                                                                                                       ------------
   MINNESOTA 3.8%
   St. Paul Port Authority Lease Revenue, Office Building at Cedar Street-03-12, 2.50%,
     12/01/07 ......................................................................................        500,000         492,735
   Washington County GO, Jail, Refunding, Series B, 2.50%, 2/01/07 .................................        750,000         744,540
                                                                                                                       ------------
                                                                                                                          1,237,275
                                                                                                                       ------------
   MISSISSIPPI 3.1%
   Mississippi State GO, Capital Improvements Building Fund Arts Project, 3.125%, 11/01/10 .........      1,000,000         996,280
                                                                                                                       ------------
   MISSOURI 4.6%
   Missouri State Development Finance Board Infrastructure Facilities Revenue, Hartman Heritage
     Center Phase II, AMBAC Insured, 3.00%, 4/01/08 ................................................        200,000         200,534
   Platte County COP, Public Improvements, 2.40%, 10/01/08 .........................................        200,000         194,622
   Springfield COP, Enterprise System Project, 3.85%, 2/01/08 ......................................         50,000          51,103
   Springfield Public Building Corp. Leasehold Revenue, Capital Improvement Program,
     AMBAC Insured, 4.00%, 3/01/09 .................................................................      1,000,000       1,035,490
                                                                                                                       ------------
                                                                                                                          1,481,749
                                                                                                                       ------------
   NEVADA 5.6%
   Henderson Local ID Special Assessment,
      No. T-1, Lake Las Vegas, Refunding, Senior Series A-1, FSA Insured, 3.75%, 8/01/09 ...........      1,265,000       1,297,321
      No. T-6, Limited Obligation, Refunding, Senior Series A, FSA Insured, 2.85%, 11/01/09 ........        285,000         278,904
   Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 ........................        220,000         214,821
                                                                                                                       ------------
                                                                                                                          1,791,046
                                                                                                                       ------------


36 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY 3.1%
   Washington Township Board of Education Gloucester County GO, Refunding, MBIA Insured,
     2.75%, 2/01/08 ................................................................................    $ 1,000,000    $    996,160
                                                                                                                       ------------
   NEW YORK 8.3%
   Buffalo Fiscal Stability Authority Sales Tax and State Aid Revenue, Series A, 4.00%,
     8/15/05 .......................................................................................      1,000,000       1,002,460
   New York State Dormitory Authority Revenues,
      Hospital, Maimonides, MBIA Insured, 3.50%, 8/01/09 ...........................................        300,000         304,407
      Non Supported Debt, Cerebral Palsy, Pooled, Series A, Assured Guaranty, 4.00%,
       7/01/07 .....................................................................................        710,000         724,903
   New York State Urban Development Corp. Revenue,
      Correctional and Youth Facilities Service, Mandatory Put 1/01/09, Series A, 4.00%,
       1/01/28 .....................................................................................        400,000         410,048
      State Personal Income Tax, Series C-1 Empire State, 2.80%, 12/15/09 ..........................        245,000         238,206
                                                                                                                       ------------
                                                                                                                          2,680,024
                                                                                                                       ------------
   OHIO 6.7%
   Franklin County Hospital Revenue, Hospital Corp., Refunding, Series C, MBIA Insured, 2.50%,
     5/15/08 .......................................................................................        500,000         491,145
   Jackson Local School District Stark and Summit Counties GO, Construction and Improvement,
     FGIC Insured, 2.00%, 12/01/05 .................................................................        445,000         442,651
   Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 .......................        370,000         362,378
   Sugarcreek Local School District GO, School Improvement, Refunding, MBIA Insured, 2.00%,
     12/01/06 ......................................................................................        500,000         490,825
   Warren GO, AMBAC Insured, 2.00%, 12/01/06 .......................................................        365,000         358,302
                                                                                                                       ------------
                                                                                                                          2,145,301
                                                                                                                       ------------
   OKLAHOMA 0.5%
   Oklahoma County ISD No. 12 Edmond GO, Building, 2.25%, 7/01/06 ..................................        100,000          99,200
   Oklahoma Development Finance Authority Lease Revenue, Department of Human Services
     County Office, AMBAC Insured, 3.25%, 2/01/06 ..................................................         75,000          75,257
                                                                                                                       ------------
                                                                                                                            174,457
                                                                                                                       ------------
   OREGON 0.3%
   Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 ..................        105,000         103,442
                                                                                                                       ------------
   PENNSYLVANIA 1.3%
   Lehigh County IDA, PCR, Electrical Utilities Corp. Project, Refunding, AMBAC Insured, 3.125%,
     11/01/08 ......................................................................................        150,000         151,086
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 ............        250,000         246,610
                                                                                                                       ------------
                                                                                                                            397,696
                                                                                                                       ------------
   RHODE ISLAND 0.3%
   Rhode Island Housing and Mortgage Financial Corp. Revenue, Home Ownership Opportunity,
     Series 44 A, 2.40%, 10/01/07 ..................................................................        100,000          97,945
                                                                                                                       ------------
   SOUTH CAROLINA 0.2%
   Florence County GO, Public Improvements, AMBAC Insured, 3.75%, 3/01/08 ..........................         75,000          76,767
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 37

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   SOUTH DAKOTA 1.1%
   South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ..............................................    $   375,000    $    364,785
                                                                                                                       ------------
   TEXAS 5.2%
   Hays County GO, Refunding and Improvement, AMBAC Insured, 3.875%, 8/15/07 .......................        255,000         260,199
   San Antonio Electric and Gas Revenue, System, junior lien, Mandatory Put 12/01/05, 2.20%,
     12/01/27 ......................................................................................      1,000,000         996,440
   Sienna Plantation MUD No. 2 GO, FGIC Insured, 4.75%,
      10/01/06 .....................................................................................         70,000          71,709
      10/01/07 .....................................................................................         75,000          78,082
      10/01/08 .....................................................................................         80,000          84,347
   Westador MUD, GO, FSA Insured, 4.00%, 3/01/09 ...................................................        170,000         171,488
                                                                                                                       ------------
                                                                                                                          1,662,265
                                                                                                                       ------------
   U.S. TERRITORIES 1.4%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ..........        240,000         231,852
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
     Series C, MBIA Insured, 5.00%, 7/01/28 ........................................................        200,000         211,852
                                                                                                                       ------------
                                                                                                                            443,704
                                                                                                                       ------------
   UTAH 3.7%
   Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 ........................        180,000         176,269
   Davis County School District GO, Utah School Board Guaranty Program, Refunding, Series B,
     3.50%, 6/01/08 ................................................................................      1,000,000       1,015,940
                                                                                                                       ------------
                                                                                                                          1,192,209
                                                                                                                       ------------
   VIRGINIA 0.9%
   Virginia Beach Development Authority Public Facility Revenue, Series A, 3.00%, 12/01/07 .........        300,000         300,645
                                                                                                                       ------------
   WASHINGTON 6.8%
   Burlington Sewer Revenue, Refunding, MBIA Insured, 2.50%, 9/01/06 ...............................        200,000         198,712
   King County School District No. 403 Renton GO, FSA Insured, 3.00%, 12/01/07 .....................        500,000         501,195
   Sunmer Water and Sewer Revenue, Utility Local Improvement District NO.73 and 74,
     FSA Insured, 1.80%, 10/01/06 ..................................................................        150,000         146,778
   Vancouver Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 6/01/08 .......................      1,000,000       1,058,340
   Washington COP, Equipment, Series C, 2.00%, 1/01/06 .............................................        100,000          99,335
   Yakima Tieton Irrigation District Revenue, Refunding, FSA Insured, 2.50%, 6/01/06 ...............        200,000         198,998
                                                                                                                       ------------
                                                                                                                          2,203,358
                                                                                                                       ------------
   WEST VIRGINIA 0.6%
   West Virginia State Hospital Finance Authority Hospital Revenue, West Virginia University
     Hospital, Refunding, FSA Insured, 2.50%, 6/01/07 ..............................................        205,000         202,062
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $28,862,007) ..................................................                     28,613,640
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 10.4%
   BONDS 10.4%
   CALIFORNIA 3.9%
   California State RAN, Series A, 3.00%, 6/30/05 ..................................................      1,250,000       1,250,163
                                                                                                                       ------------


38 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA 0.3%
(a)Alachua County Health Facilities Continuing Care Revenue, Oak Hammock University of

     Florida Project, Series A, Daily VRDN and Put, 2.97%, 10/01/32 ................................    $   100,000    $    100,000
                                                                                                                       ------------
   GEORGIA 1.3%
(a)Athens-Clarke County Unified Government Authority Revenue, University of Georgia Athletic
     Assn. Project, Daily VRDN and Put, 2.98%, 8/01/33 .............................................        300,000         300,000
(a)Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 2.92%, 11/01/15 .......................        100,000         100,000
                                                                                                                       ------------
                                                                                                                            400,000
                                                                                                                       ------------
   MARYLAND 0.3%
(a)Baltimore County Revenue, Oak Crest Village Inc. Project, Series A, Weekly VRDN and Put,
     2.97%, 1/01/29 ................................................................................        100,000         100,000
                                                                                                                       ------------
   MINNESOTA 2.4%
(a)Minneapolis GO,
      Block E Bonds, Series A, Weekly VRDN and Put, 2.82%, 3/01/27 .................................        200,000         200,000
      Library, Weekly VRDN and Put, 2.82%, 12/01/32 ................................................        200,000         200,000
(a)Spring Lake Park Senior Housing Revenue, Oak Crest Apartment Project, Refunding,
     FNMA Insured, Weekly VRDN and Put, 2.97%, 2/15/33 .............................................        385,000         385,000
                                                                                                                       ------------
                                                                                                                            785,000
                                                                                                                       ------------
   NEW YORK 0.6%
(a)Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project, Series A-4,
     Daily VRDN and Put, 2.94%, 5/01/22 ............................................................        100,000         100,000
(a)Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, 2.90%, 11/15/22 .............................................        100,000         100,000
                                                                                                                       ------------
                                                                                                                            200,000
                                                                                                                       ------------
   OHIO 0.3%
(a)Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put,
     2.86%, 1/01/16 ................................................................................        100,000         100,000
                                                                                                                       ------------
   PENNSYLVANIA 1.3%
   Philadelphia Gas Works Revenue, 18th Series, 5.00%, 8/01/05 .....................................        420,000         421,348
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,358,417) ..................................................                      3,356,511
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $32,220,424) 99.2% ......................................................                     31,970,151
   OTHER ASSETS, LESS LIABILITIES 0.8% .............................................................                        249,189
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $ 32,219,340
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 39

                       This page intentionally left blank.


40 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.0%
   BONDS 99.0%
   FLORIDA 99.0%
   Alachua County Public Improvement Revenue, AMBAC Insured, 5.25%, 8/01/29 ........................    $ 2,500,000    $  2,673,500
   Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 ..................................      1,000,000       1,075,890
   Broward County HFAR, FSA Insured,
      5.65%, 11/01/22 ..............................................................................        405,000         415,951
      5.70%, 11/01/29 ..............................................................................        225,000         231,007
   Broward County School Board COP,
         MBIA Insured, 5.00%, 7/01/28 ..............................................................      2,000,000       2,111,380
         Series A, FSA Insured, 5.00%, 7/01/22 .....................................................      2,000,000       2,125,960
         Series A, FSA Insured, 5.00%, 7/01/26 .....................................................      2,850,000       3,011,481
      (a)Series A, FSA Insured, 5.00%, 7/01/29 .....................................................      1,000,000       1,058,400
   Canaveral Port Authority Revenue, Refunding, Series B, FGIC Insured, Pre-Refunded, 5.625%,
     6/01/21 .......................................................................................      1,000,000       1,047,170
   Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
     FSA Insured, 5.00%, 8/15/29 ...................................................................      1,500,000       1,577,835
   Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
     9/01/29 .......................................................................................      1,890,000       1,944,905
   Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 .......................      1,000,000       1,054,640
   Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
     11/15/32 ......................................................................................      1,000,000       1,056,390
   Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 ................................      1,315,000       1,395,373
   Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
     10/01/30 ......................................................................................        235,000         236,939
   Escambia County Utilities Authority Utility System Revenue,
      FGIC Insured, 5.00%, 1/01/31 .................................................................      1,775,000       1,845,787
      Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 ............................................      2,000,000       2,124,120
   Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 ................      1,600,000       1,659,600
   Florida HFC Revenue,
      Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 ...................      1,205,000       1,281,168
      Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 .................................      1,070,000       1,123,960
   Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
     5.00%, 8/01/32 ................................................................................      3,570,000       3,744,859
   Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 .....................      2,000,000       2,117,440
   Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%,
     7/01/30 .......................................................................................      2,000,000       2,133,000
   Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
     8/01/25 .......................................................................................      2,000,000       2,144,100
   Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
     Series A, MBIA Insured, 5.00%, 7/01/21 ........................................................      3,000,000       3,215,490
   Florida State Department of General Services Division Facilities Management Revenue, Florida
     Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 ........................................        550,000         598,433
   Gulf Breeze Revenue,
      FGIC Insured, 5.80%, 12/01/20 ................................................................      1,250,000       1,416,300
      Local Government Loan Program, FGIC Insured, 6.05%, 12/01/15 .................................      1,915,000       2,021,225
   Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured, 6.25%,
     12/01/34 ......................................................................................      1,500,000       1,544,550
   Hillsborough County School Board COP, MBIA Insured,
      5.00%, 7/01/26 ...............................................................................      1,670,000       1,787,301
      Pre-Refunded, 5.375%, 7/01/26 ................................................................      2,000,000       2,180,180


                                        Quarterly Statements of Investments | 41

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Indian River County Water and Sewer Revenue, FGIC Insured, Pre-Refunded, 5.50%,
     9/01/26 .......................................................................................    $ 1,000,000    $  1,052,320
   Indian Trail Water Control District Improvement Revenue, MBIA Insured,
      5.75%, 8/01/16 ...............................................................................      1,090,000       1,147,672
      5.50%, 8/01/22 ...............................................................................        500,000         527,290
   Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
     10/01/25 ......................................................................................      4,000,000       4,249,080
   Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
     5.00%, 10/01/32 ...............................................................................      1,000,000       1,049,950
   Jacksonville Sales Tax Revenue, Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 ..............      1,500,000       1,586,745
   Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26 ..............................      2,000,000       2,102,740
   Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
     8/01/25 .......................................................................................      1,000,000       1,025,140
   Lake Clarke Shores Utility Systems Revenue, Refunding and Improvement, FGIC Insured,
     5.80%, 10/01/18 ...............................................................................      1,415,000       1,443,300
   Lee County Airport Revenue, Series B, FSA Insured, 5.75%, 10/01/33 ..............................      4,000,000       4,444,360
   Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding, MBIA Insured,
     6.05%,
      11/01/15 .....................................................................................      2,000,000       2,099,080
      11/01/20 .....................................................................................      1,500,000       1,564,125
   Lynn Haven Capital Improvement Revenue, MBIA Insured, Pre-Refunded, 5.50%, 12/01/32 .............      2,000,000       2,255,520
   Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 .............................      1,500,000       1,577,460
   Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ..............................      3,000,000       3,140,190
   Miami-Dade County Aviation Revenue, Miami International Airport,
      Hub, Series B, FGIC Insured, 5.00%, 10/01/30 .................................................      3,500,000       3,691,940
      Series B, FGIC Insured, 5.75%, 10/01/29 ......................................................      2,500,000       2,790,600
   Nassau County Public Improvement Revenue, MBIA Insured, 5.00%, 5/01/31 ..........................      5,000,000       5,209,950
   Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 ................      2,000,000       2,134,580
   Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 ...........................      4,220,000       4,447,500
   Orange County Health Facilities Authority Revenue, MBIA Insured, 6.00%, 11/01/24 ................        700,000         701,827
   Orange County Public Services Tax Revenue, FGIC Insured, Pre-Refunded, 6.00%,
     10/01/24 ......................................................................................      1,000,000       1,030,960
   Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 ...................................      1,000,000       1,105,070
   Orange County Tourist Development Tax Revenue, AMBAC Insured,
      5.50%, 10/01/32 ..............................................................................      2,000,000       2,190,080
      Pre-Refunded, 5.50%, 10/01/22 ................................................................      1,000,000       1,098,160
      Pre-Refunded, 5.50%, 10/01/31 ................................................................      2,500,000       2,745,400
   Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
     12/01/17 ......................................................................................        480,000         490,776
   Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ...................      3,000,000       3,149,850
   Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ................      2,000,000       2,170,380
   Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
     Pre-Refunded, 5.125%, 11/01/30 ................................................................      2,000,000       2,216,620
   Palm Beach County School Board COP, Series A,
      AMBAC Insured, 5.125%, 8/01/24 ...............................................................      5,000,000       5,377,450
      FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ...................................................      3,000,000       3,437,460
   Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 .....................      2,000,000       2,107,700


42 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Pembroke Pines Public Improvement Revenue,
      Series A, AMBAC Insured, 5.00%, 10/01/29 .....................................................    $ 2,000,000    $  2,128,680
      Series B, AMBAC Insured, 5.00%, 10/01/34 .....................................................      2,000,000       2,120,740
   Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 .....................................      3,000,000       3,167,010
   Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21 .............      1,000,000       1,140,290
   Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 .............................      1,000,000       1,050,220
   Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
      10/01/30 .....................................................................................      1,000,000       1,063,540
      10/01/34 .....................................................................................      2,000,000       2,120,740
   St. Augustine Capital Improvement Revenue, Refunding, AMBAC Insured, 5.00%,
     10/01/29 ......................................................................................      1,250,000       1,330,425
   St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
     Management Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%, 5/01/25 ............      5,000,000       5,402,500
   St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
     10/01/32 ......................................................................................      2,240,000       2,587,939
   Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 .................................      1,000,000       1,087,270
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $138,792,758) .................................................                    150,514,963
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 0.4%
   BONDS 0.4%
   FLORIDA 0.4%
(b)Jacksonville Health Facilities Authority Hospital Revenue,
      Baptist Medical Center Project, Daily VRDN and Put, 2.93%, 8/15/21 ...........................        100,000         100,000
      Series C, Daily VRDN and Put, 2.93%, 8/15/33 .................................................        500,000         500,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $600,000) ....................................................                        600,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $139,392,758) 99.4% .....................................................                    151,114,963
   OTHER ASSETS, LESS LIABILITIES 0.6% .............................................................                        914,017
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $152,028,980
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 43

                       This page intentionally left blank.


44 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.9%
   BONDS 92.6%
   FLORIDA 86.5%
   Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital, Series A,
     MBIA Insured, 5.80%, 12/01/26 ...............................................................    $10,000,000    $   10,585,400
   Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ................................      2,000,000         2,146,140
   Bay County Water System Revenue, Refunding, AMBAC Insured, 5.00%, 9/01/29 .....................      2,000,000         2,135,400
   Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. ..
     Project, 5.00%, 4/01/26 .....................................................................      5,000,000         5,244,100
   Brevard County Housing Finance Authority SFMR, Multi-County Program, GNMA Secured,
     6.40%, 9/01/30 ..............................................................................        175,000           176,132
   Brevard County School Board COP,
      AMBAC Insured, 5.00%, 7/01/26 ..............................................................     10,000,000        10,535,200
      Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 .........................................      4,415,000         4,911,423
      Series A, FGIC Insured, 5.00%, 7/01/30 .....................................................      4,500,000         4,774,050
   Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
     Southeastern, Series B, 5.60%, 4/01/29 ......................................................      3,180,000         3,386,986
   Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
     5.50%, 8/15/20 ..............................................................................      9,360,000         9,957,262
   Broward County HFA, MFHR,
      Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ............................      3,000,000         3,082,050
      Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ...................................      1,985,000         2,042,426
      Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 ....................................      5,750,000         5,897,315
      Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 ....................................      1,000,000         1,019,400
      Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 .....................................      2,000,000         2,027,540
   Broward County HFAR, Series D,
      6.90%, 6/01/09 .............................................................................         50,000            50,229
      7.375%, 6/01/21 ............................................................................        245,000           246,149
   Broward County Professional Sports Facilities Tax Revenue, Civic Arena Project, Series A,
     MBIA Insured,
      5.75%, 9/01/21 .............................................................................      5,000,000         5,218,400
      5.625%, 9/01/28 ............................................................................     10,000,000        10,421,700
   Broward County School Board COP, Series A, FSA Insured, 5.00%,
      7/01/26 ....................................................................................     21,500,000        22,718,190
     (a) 7/01/29 .................................................................................      4,680,000         4,953,312
     (a) 7/01/30 .................................................................................      5,000,000         5,287,850
   Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 .......................      3,500,000         3,595,165
   Celebration CDD, Special Assessment,
      MBIA Insured, 6.00%, 5/01/10 ...............................................................      2,110,000         2,117,596
      MBIA Insured, 6.10%, 5/01/16 ...............................................................      1,800,000         1,806,570
      Series A, MBIA Insured, 5.50%, 5/01/18 .....................................................      1,460,000         1,537,979
   Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
     8/15/23 .....................................................................................     10,165,000        10,911,314
   Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
     6.50%, 10/01/25 .............................................................................      2,525,000         2,530,176
   Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ....................      5,000,000         5,373,850
   Crossing At Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
     MBIA Insured, 5.80%, 5/01/16 ................................................................      5,980,000         6,729,473
   Dade County Aviation Revenue, Miami International Airport,
      Series B, FSA Insured, 5.125%, 10/01/22 ....................................................      4,750,000         4,911,927
      Series C, FSA Insured, 5.125%, 10/01/27 ....................................................      9,550,000         9,962,273


                                        Quarterly Statements of Investments | 45

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Dade County Water and Sewer System Revenue, FGIC Insured,
      5.75%, 10/01/22 ............................................................................    $ 5,000,000    $    5,146,050
      5.50%, 10/01/25 ............................................................................     11,500,000        11,824,645
      5.25%, 10/01/26 ............................................................................     13,000,000        13,710,320
   Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
     11/15/32 ....................................................................................      3,250,000         3,433,267
   Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
      5.60%, 7/01/17 .............................................................................      1,000,000         1,039,870
      5.70%, 7/01/27 .............................................................................      2,000,000         2,066,400
   Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 .........................      3,000,000         3,255,090
   Escambia County Health Facilities Authority Health Facility Revenue,
      Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 .......................................      8,750,000         9,014,075
      Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ...............     10,000,000        10,153,000
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
      AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ...............................................     25,000,000        27,885,250
   Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
     10/01/30 ....................................................................................      1,390,000         1,401,467
   First Florida Governmental Financing Commission Revenue, AMBAC Insured, Pre-Refunded,
     5.75%, 7/01/16 ..............................................................................      3,700,000         3,851,700
   Florida HFAR,
      General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 .........................        240,000           241,226
      Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 ................................      3,020,000         3,153,907
      MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 ..................................      3,295,000         3,309,103
      Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ...............................      5,000,000         5,157,200
      Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 .............................      2,000,000         2,067,480
      Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 .............................      1,300,000         1,357,304
   Florida HFC Revenue,
      Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ........................      4,965,000         5,213,449
      Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ............................      3,505,000         3,729,986
      Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ..................................      2,405,000         2,462,720
      Housing Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 .................      1,245,000         1,315,355
      Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ........................      3,000,000         3,226,980
   Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
     5.00%, 2/01/21 ..............................................................................      1,355,000         1,436,341
   Florida Municipal Loan Council Revenue, Series B, MBIA Insured, 5.75%, 11/01/29 ...............      1,500,000         1,678,395
   Florida Ports Financing Commission Revenue, State Transportation Trust Fund-Intermodal
     Program, FGIC Insured, 5.50%, 10/01/23 ......................................................      7,000,000         7,532,770
   Florida State Board of Education Capital Outlay GO, Public Education,
      Refunding, Series D, 5.75%, 6/01/22 ........................................................     25,900,000        28,867,622
      Refunding, Series D, 6.00%, 6/01/23 ........................................................     15,000,000        18,866,850
      Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 ..........................................      5,000,000         5,272,700
      Series B, Pre-Refunded, 5.875%, 6/01/24 ....................................................      5,000,000         5,050,000
      Series C, FGIC Insured, 5.75%, 6/01/29 .....................................................      5,000,000         5,659,050
      Series F, FGIC Insured, Pre-Refunded, 5.50%, 6/01/26 .......................................     10,000,000        10,362,200
   Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ...................     20,000,000        21,174,400
   Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
     7/01/20 .....................................................................................      7,000,000         7,606,760


46 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC Insured,
     5.00%, 6/01/34 ..............................................................................    $15,000,000    $   15,958,650
   Florida State Board Regent Housing Revenue,
      University of Central Florida, AMBAC Insured, 5.75%, 10/01/29 ..............................      8,650,000         9,587,573
      University of Florida, FGIC Insured, 5.75%, 7/01/25 ........................................      3,400,000         3,788,178
      University of Florida, FGIC Insured, 5.25%, 7/01/30 ........................................      2,060,000         2,196,990
   Florida State Department Environmental Protection Preservation Revenue, Florida Forever,
     Series A, MBIA Insured, 5.00%, 7/01/21 ......................................................      4,000,000         4,287,320
   Florida State Department of General Services Division Facilities Management Revenue,
     Florida Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 ..............................     10,000,000        10,880,600
   Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 .........      6,000,000         6,306,900
   Florida State Mid-Bay Bridge Authority Revenue,
      Exchangeable, 6.05%, 10/01/22 ..............................................................      7,000,000         7,362,180
      Exchangeable, Refunding, Series D, 6.10%, 10/01/22 .........................................     13,695,000        14,364,822
      Exchangeable, Series A, 5.95%, 10/01/13 ....................................................     12,030,000        12,984,460
      Exchangeable, Series D, ETM, 6.10%, 10/01/22 ...............................................      3,545,000         4,342,448
      Series A, ETM, 6.875%, 10/01/22 ............................................................      6,000,000         8,002,980
   Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
     AMBAC Insured, 5.00%, 10/01/26 ..............................................................      5,000,000         5,291,800
   Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
      Series A, FGIC Insured, Pre-Refunded, 5.50%, 7/01/21 .......................................      5,000,000         5,061,500
      Series B, 5.00%, 7/01/30 ...................................................................      3,455,000         3,598,037
   Fort Pierce Utilities Authority Revenue, AMBAC Insured, 5.00%, 10/01/27 .......................      7,000,000         7,367,220
   Gainesville Utilities Systems Revenue, Series A, 5.20%, 10/01/26 ..............................      7,590,000         7,863,240
   Gateway Services District Revenue, Transportation Roadway Service Charges, 8.75%,
     5/01/14 .....................................................................................      2,425,000         2,468,965
   Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured,
     5.30%, 12/20/18 .............................................................................      1,240,000         1,317,500
   Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
      5.25%, 11/15/20 ............................................................................     10,000,000        10,391,000
      Series A, 6.00%, 11/15/31 ..................................................................     16,000,000        17,544,480
   Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
     5.125%, 3/01/20 .............................................................................      1,000,000         1,082,020
   Hillsborough County Aviation Authority Revenue, Tampa International Airport, Series B,
     FGIC Insured, 5.875%, 10/01/23 ..............................................................      5,000,000         5,296,550
   Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 5.875%,
     4/01/30 .....................................................................................      1,920,000         1,985,299
   Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 ..........     16,000,000        16,643,840
   Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
     10/01/28 ....................................................................................      7,000,000         7,383,320
   Hillsborough County School Board COP,
      Master Lease Program, Series A, MBIA Insured, 5.375%, 7/01/21 ..............................      5,000,000         5,352,450
      Master Lease Program, Series A, MBIA Insured, 5.25%, 7/01/22 ...............................      5,000,000         5,319,100
      MBIA Insured, 5.00%, 7/01/26 ...............................................................      8,330,000         8,915,099
      MBIA Insured, 5.375%, 7/01/26 ..............................................................      8,000,000         8,720,720
      MBIA Insured, 5.00%, 7/01/29 ...............................................................     10,000,000        10,507,900
      Series B, MBIA Insured, 5.125%, 7/01/26 ....................................................      5,000,000         5,334,400


                                        Quarterly Statements of Investments | 47

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
     10/01/15 ....................................................................................    $ 1,000,000    $    1,053,660
   Jacksonville Capital Improvement Revenue,
      Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ........................................      3,460,000         3,675,454
      Series A, AMBAC Insured, 5.00%, 10/01/30 ...................................................     10,000,000        10,518,900
   Jacksonville Capital Improvement Revenue Certificates, Gator Bowl Project, AMBAC Insured,
     5.875%, 10/01/25 ............................................................................      5,000,000         5,103,200
   Jacksonville Electric Authority Revenue, Water and Sewer, Series B, FGIC Insured, 5.40%,
     10/01/20 ....................................................................................      3,000,000         3,120,150
   Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
     5.00%, 10/01/32 .............................................................................     17,250,000        18,111,637
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ................................      5,000,000         5,308,400
   Jacksonville Transportation Revenue, MBIA Insured,
      5.25%, 10/01/29 ............................................................................     17,955,000        19,374,702
      5.00%, 10/01/31 ............................................................................     25,000,000        26,114,000
   Jacksonville Water and Sewer System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
     10/01/25 ....................................................................................      1,500,000         1,601,295
   Kissimmee Water and Sewer Revenue, Refunding, AMBAC Insured, ETM, 6.00%,
     10/01/15 ....................................................................................      5,000,000         5,019,650
   Lakeland Hospital System Revenue, Lakeland Regional Health System,
      5.75%, 11/15/27 ............................................................................      6,925,000         7,540,217
      5.50%, 11/15/32 ............................................................................     12,070,000        12,927,815
      Series A, MBIA Insured, 5.50%, 11/15/26 ....................................................     10,000,000        10,740,300
   Lee County Airport Revenue, Series A, FSA Insured, 6.00%, 10/01/32 ............................     11,405,000        12,621,913
   Lee County Hospital Board of Directors Hospital Revenue, Lee Memorial Health System,
     Series A, MBIA Insured, 5.875%, 4/01/24 .....................................................     18,000,000        19,167,120
   Lee County IDA, Health Care Facilities Revenue, Shell Point Village Project,
      Refunding, Series A, 5.50%, 11/15/29 .......................................................      4,000,000         4,030,080
      Series A, 5.50%, 11/15/21 ..................................................................      7,500,000         7,634,025
   Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 ............................      7,500,000         7,985,325
   Lee County Transportation Facilities Revenue, MBIA Insured, 5.75%, 10/01/27 ...................      2,000,000         2,060,300
   Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ...........      4,150,000         4,340,153
   Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ..................      5,575,000         5,879,730
   Marion County Utility System Revenue,
      FGIC Insured, 5.00%, 12/01/31 ..............................................................      5,000,000         5,258,200
      MBIA Insured, 5.00%, 12/01/28 ..............................................................      5,000,000         5,309,000
   Melbourne Water and Sewer Revenue, FGIC Insured, 5.25%, 10/01/30 ..............................      6,000,000         6,413,880
   Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 .............      1,140,000         1,167,075
   Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ............................      7,000,000         7,327,110
   Miami-Dade County Aviation Revenue, Miami International Airport,
      FGIC Insured, 5.375%, 10/01/27 .............................................................      5,000,000         5,331,250
      FGIC Insured, 5.375%, 10/01/32 .............................................................      5,000,000         5,292,600
      Hub, Series B, FGIC Insured, 5.00%, 10/01/30 ...............................................      4,440,000         4,683,490
   Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
     5.75%, 4/01/29 ..............................................................................     10,000,000        11,141,600


48 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Miami-Dade County HFA,
      MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ..................................    $ 2,015,000    $    2,089,313
      MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ..................................        430,000           441,206
      MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ..................................      1,500,000         1,534,680
   Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 ............      4,500,000         4,986,495
   Miami-Dade County School Board COP, Series A, MBIA Insured, Pre-Refunded, 5.00%,
      5/01/31 ....................................................................................      5,000,000         5,499,800
   Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
     AMBAC Insured, 5.00%, 4/01/35 ...............................................................      5,000,000         5,260,800
   North Broward Hospital District Revenue,
      Improvement, 6.00%, 1/15/31 ................................................................     25,530,000        27,438,368
      Refunding and Improvement, MBIA Insured, 5.375%, 1/15/24 ...................................     10,000,000        10,416,900
      Refunding and Improvement, MBIA Insured, 5.75%, 1/15/27 ....................................     19,370,000        20,306,540
   North Miami Health Facilities Authority Revenue, Catholic Health Services Obligation Group,
     6.00%,
      8/15/16 ....................................................................................      2,000,000         2,085,380
      8/15/24 ....................................................................................      1,750,000         1,814,208
   Orange County Health Facilities Authority Revenue,
      Adventist Health System, 6.375%, 11/15/20 ..................................................      3,000,000         3,376,170
      Adventist Health System, 6.25%, 11/15/24 ...................................................      5,500,000         6,237,330
      Adventist Health System, 6.50%, 11/15/30 ...................................................     10,750,000        11,967,545
      Adventist Health System, 5.625%, 11/15/32 ..................................................     15,000,000        16,165,350
      Orlando Regional Healthcare System, 6.00%, 12/01/29 ........................................      6,000,000         6,680,100
      Orlando Regional Healthcare System, Series B, MBIA Insured, 6.00%, 11/01/24 ................        285,000           285,744
      Orlando Regional Healthcare System, Series E, 6.00%, 10/01/26 ..............................     12,000,000        12,906,600
   Orange County HFA, Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ................      1,110,000         1,133,810
   Orange County Public Services Tax Revenue, FGIC Insured, Pre-Refunded, 6.00%,
     10/01/24 ....................................................................................      5,050,000         5,206,348
   Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ........................     12,000,000        12,618,120
   Orange County Tourist Development Tax Revenue,
      AMBAC Insured, 5.50%, 10/01/31 .............................................................     10,500,000        11,530,680
      AMBAC Insured, 5.50%, 10/01/32 .............................................................     20,000,000        21,900,800
      Refunding, AMBAC Insured, 5.00%, 10/01/31 ..................................................      5,000,000         5,332,100
      Refunding, MBIA Insured, 5.125%, 10/01/20 ..................................................     10,000,000        10,497,900
      Subordinate, AMBAC Insured, 5.125%, 10/01/25 ...............................................      5,500,000         5,896,770
      Subordinate, AMBAC Insured, 5.125%, 10/01/30 ...............................................     10,000,000        10,592,300
   Orlando and Orange County Expressway Authority Expressway Revenue,
      junior lien, FGIC Insured, 5.00%, 7/01/28 ..................................................      8,000,000         8,290,640
      senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ...........................................        265,000           269,627
      Series B, AMBAC Insured, 5.00%, 7/01/35 ....................................................      9,185,000         9,670,795
   Osceola County IDAR, Community Provider Pooled Loan Program,
      Series A, FSA Insured, 7.75%, 7/01/10 ......................................................      1,896,000         1,904,058
      Series C, FSA Insured, 7.60%, 7/01/10 ......................................................        585,000           587,422
   Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 .................................     10,000,000        10,586,900
   Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 .................     10,000,000        10,499,500
   Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
     Series A, 5.90%, 6/01/38 ....................................................................        995,000         1,036,820


                                        Quarterly Statements of Investments | 49

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ....................    $ 3,650,000    $    3,692,231
   Palm Beach County IDR,
      Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.55%,
       12/01/16 ..................................................................................      1,755,000         1,882,448
      Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.625%,
       12/01/26 ..................................................................................      4,000,000         4,294,840
      South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ..................................      5,000,000         5,425,950
   Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
     Pre-Refunded, 5.125%, 11/01/30 ..............................................................     10,000,000        11,083,100
   Palm Beach County School Board COP,
      Series A, AMBAC Insured, 5.125%, 8/01/24 ...................................................     15,000,000        16,132,350
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 .......................................      5,000,000         5,729,100
      Series C, FSA Insured, 5.00%, 8/01/27 ......................................................     10,000,000        10,515,100
   Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
      6/01/27 ....................................................................................      4,450,000         4,717,534
      6/01/32 ....................................................................................      2,795,000         2,945,511
   Pensacola Airport Revenue, Series A, MBIA Insured, 5.75%, 10/01/27 ............................      5,615,000         6,043,031
   Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
     5.00%, 11/15/30 .............................................................................     11,500,000        11,968,740
   Polk County Capital Improvement Revenue Special Tax, FSA Insured, Pre-Refunded, 5.75%,
     12/01/21 ....................................................................................      2,350,000         2,679,682
   Polk County IDAR, Solid Waste Disposal Facility, Tampa Electric Co. Project, 5.85%,
     12/01/30 ....................................................................................     15,000,000        15,269,550
   Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ...........................      4,000,000         4,200,880
   Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 ...................      1,000,000         1,060,370
   Port Everglades Authority Port Improvement Revenue, Series 1986, ETM, 7.50%,
     11/01/06 ....................................................................................        265,000           275,401
   Sarasota County Solid Waste System Revenue, AMBAC Insured, 5.50%, 10/01/16 ....................      5,250,000         5,524,523
   Sarasota County Utilities System Revenue,
      FGIC Insured, 5.75%, 10/01/27 ..............................................................     18,000,000        19,335,420
      Refunding, Series A, FGIC Insured, 5.25%, 10/01/25 .........................................      5,280,000         5,528,424
      Series A, FGIC Insured, Pre-Refunded, 5.25%, 10/01/25 ......................................      3,720,000         3,910,538
   South Broward Hospital District Revenue,
      5.60%, 5/01/27 .............................................................................      5,000,000         5,397,200
      5.625%, 5/01/32 ............................................................................     16,250,000        17,524,650
   St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
     10/01/32 ....................................................................................     10,000,000        11,553,300
   Sunrise Lakes Recreation District GO, Phase 4,
      Refunding, AMBAC Insured, 5.25%, 8/01/24 ...................................................      4,320,000         4,543,646
      Series A, Pre-Refunded, 6.75%, 8/01/15 .....................................................      3,080,000         3,162,082
      Series A, Pre-Refunded, 6.75%, 8/01/24 .....................................................      6,120,000         6,283,098
   Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...................      2,550,000         2,900,421
   Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 .......................................      2,490,000         2,657,278
   Tampa Bay Water Utility System Revenue,
      FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ................................................     15,000,000        17,202,450
      Series B, FGIC Insured, 5.00%, 10/01/31 ....................................................     10,000,000        10,445,600


50 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Tampa Sports Authority Revenue,
      Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.00%, 10/01/15 .................    $ 1,000,000    $    1,206,380
      Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.05%, 10/01/20 .................      1,715,000         2,150,936
      Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.10%, 10/01/26 .................      2,695,000         3,460,730
      Sales Tax Payments, Stadium Project, MBIA Insured, 5.25%, 1/01/27 ..........................      5,860,000         6,098,971
   Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, 7.25%, 10/01/16 ............      1,330,000         1,348,939
   Tampa-Hillsborough County Expressway Authority Revenue, AMBAC Insured, 5.00%,
     7/01/22 .....................................................................................      5,000,000         5,173,000
   Viera East CDD,
      Revenue, Special Assessment, Series B, ETM, 6.75%, 5/01/14 .................................      5,855,000         6,749,761
      Special Assessment, Refunding, 7.00%, 5/01/26 ..............................................      6,945,000         7,628,041
      Special Assessment, Water Management, Refunding, Series A, 6.50%, 5/01/22 ..................     11,340,000        11,681,221
      Special Assessment, Water Management, Series B, 6.50%, 5/01/22 .............................      4,580,000         4,717,812
      Water and Sewer Revenue, 6.75%, 5/01/09 ....................................................      1,990,000         2,053,700
   Village Center CDD, Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 .............     10,000,000        10,761,700
   Volusia County Educational Facility Authority Revenue, Educational Facilities,
      Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ...............      2,000,000         2,152,640
      Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 .............................      5,000,000         5,345,800
   Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%, 8/01/24 ............      5,000,000         5,500,600
   West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 .......................      1,870,000         2,058,720
   West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 .............................     10,850,000        11,534,310
   West Palm Beach Utility System Revenue, FGIC Insured, 5.50%, 10/01/29 .........................      5,000,000         5,343,000
                                                                                                                     --------------
                                                                                                                      1,473,073,509
                                                                                                                     --------------
   U. S. TERRITORIES 6.1%
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
      7/01/25 ....................................................................................      5,000,000         5,272,150
      7/01/29 ....................................................................................     10,000,000        10,482,900
      7/01/33 ....................................................................................     13,000,000        13,569,920
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, MBIA Insured, 5.00%, 7/01/38 .....................................................     12,800,000        13,265,024
      Series B, Pre-Refunded, 6.00%, 7/01/39 .....................................................      5,000,000         5,731,750
      Series D, 5.375%, 7/01/36 ..................................................................      5,000,000         5,391,250
      Series G, 5.00%, 7/01/33 ...................................................................      5,000,000         5,222,650
   Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 .................     15,000,000        16,095,600
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .....................      5,900,000         6,477,492
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
      Series D, 5.375%, 7/01/33 ..................................................................      1,210,000         1,305,445
      Series D, Pre-Refunded, 5.375%, 7/01/33 ....................................................      3,790,000         4,257,231
      Series I, 5.00%, 7/01/36 ...................................................................      5,000,000         5,245,250
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ..........     10,000,000        10,501,300
                                                                                                                     --------------
                                                                                                                        102,817,962
                                                                                                                     --------------
   TOTAL BONDS (COST $1,449,791,642) .............................................................                    1,575,891,471
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 51

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS 6.3%
   FLORIDA 6.3%
   Broward County HFAR, SFMR, Refunding, Series B, FHA Insured, 4/01/29 ..........................    $   990,000    $      192,189
         Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
     10/01/08 ....................................................................................      2,815,000         2,351,257
   Dade County Guaranteed Entitlement Revenue, Capital Appreciation, AMBAC Insured,
     Pre-Refunded, 8/01/18 .......................................................................     17,020,000         6,754,898
   Florida HFC Revenue,
      Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, 7/01/30 ...................      4,185,000           759,033
      Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, 7/01/17 .....................      2,115,000         1,133,069
      Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, 1/01/29 .....................     37,600,000        10,202,760
   Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured,
      10/01/25 ...................................................................................      9,845,000         3,954,244
      10/01/26 ...................................................................................      2,500,000           951,100
       Fort Pierce Utilities Authority Revenue, Capital Appreciation, Series B, AMBAC Insured,
      10/01/20 ...................................................................................      3,090,000         1,592,895
      10/01/21 ...................................................................................      2,585,000         1,264,013
      10/01/22 ...................................................................................      3,090,000         1,436,417
      10/01/23 ...................................................................................      3,060,000         1,351,235
      10/01/24 ...................................................................................      2,560,000         1,072,998
   Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 4/01/32 .................      1,215,000           236,305
   Lakeland Electric and Water Revenue, Capital Appreciation, ETM, 10/01/14 ......................      5,770,000         4,020,767
   Melbourne Water and Sewer Revenue, Capital Appreciation,
      FGIC Insured, ETM, 10/01/26 ................................................................      1,500,000           569,835
      Refunding, Series B, FGIC Insured, 10/01/22 ................................................      1,785,000           829,775
      Refunding, Series B, FGIC Insured, 10/01/26 ................................................      4,500,000         1,691,775
   Miami-Dade County Special Obligation,
      sub. lien, Refunding, Series A, MBIA Insured, 10/01/25 .....................................     22,365,000         7,811,424
      Sub Series B, MBIA Insured, 10/01/36 .......................................................      5,635,000         1,038,080
      Sub Series C, MBIA Insured, 10/01/28 .......................................................      8,305,000         2,408,118
   Pinellas County HFA, SFHMR, Multi County B-1, GNMA Secured, 9/01/31 ...........................        885,000           157,017
   Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
      9/01/10 ....................................................................................     24,525,000        20,831,535
      ETM, 9/01/10 ...............................................................................     25,475,000        20,405,475
   Port Saint Lucie Utility Revenue, MBIA Insured, 9/01/29 .......................................     20,000,000         5,607,400
   Sarasota Special Obligated Revenue, Refunding, AMBAC Insured,
      11/01/09 ...................................................................................      1,365,000         1,173,313
      11/01/12 ...................................................................................      1,780,000         1,338,863
      11/01/15 ...................................................................................      2,180,000         1,427,268
   St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured,
      6/01/23 ....................................................................................      4,255,000         1,750,209
      6/01/24 ....................................................................................      1,500,000           580,890
      6/01/25 ....................................................................................      2,130,000           777,727
      ETM, 6/01/22 ...............................................................................      4,000,000         1,756,000
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $94,274,993) ....................................................                      107,427,884
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,544,066,635) .............................................                    1,683,319,355
                                                                                                                     --------------


52 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.5%
   BONDS 0.5%
   FLORIDA 0.5%
(b)Jacksonville Health Facilities Authority Hospital Revenue,
      Baptist Medical Center Project, Daily VRDN and Put, 2.93%, 8/15/21 .........................    $ 6,135,000    $    6,135,000
      Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 2.98%, 5/01/21 .............        300,000           300,000
      Series C, Daily VRDN and Put, 2.93%, 8/15/33 ...............................................      1,095,000         1,095,000
(b)Nassau County Solid Waste System Revenue, Refunding, Weekly VRDN and Put, 2.97%,
     7/01/13 .....................................................................................        455,000           455,000
(b)Orange County School Board COP, Series B,
      AMBAC Insured, Daily VRDN and Put, 2.97%, 8/01/25 ..........................................        305,000           305,000
      MBIA Insured, Daily VRDN and Put, 2.97%, 8/01/27 ...........................................        150,000           150,000
(b)Sarasota County Revenue, Sarasota Family YMCA Project, Weekly VRDN and Put, 2.97%,
     10/01/21 ....................................................................................        355,000           355,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $8,795,000) ................................................                        8,795,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $1,552,861,635) 99.4% .................................................                    1,692,114,355
   OTHER ASSETS, LESS LIABILITIES 0.6% ...........................................................                       10,251,663
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $1,702,366,018
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 53

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54 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.9%
   BONDS 98.0%
   GEORGIA 96.3%
   Atlanta Airport Facilities Revenue,
      General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ................................    $ 5,000,000    $  5,558,550
      Refunding, Series A, FGIC Insured, Pre-Refunded, 5.60%, 1/01/30 ..............................      5,000,000       5,579,750
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series C, FSA Insured,
     5.00%, 1/01/33 ................................................................................      5,000,000       5,233,800
   Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, 5.50%,
     12/01/20 ......................................................................................      1,500,000       1,658,790
   Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A,
     MBIA Insured, 5.125%, 1/01/23 .................................................................      4,150,000       4,442,326
   Atlanta Urban Residential Finance Authority MFHR,
      Defoors Ferry Manor Project, 5.90%, 10/01/18 .................................................      1,700,000       1,764,736
      Fulton Cotton Mill, GNMA Secured, 6.00%, 5/20/17 .............................................      1,040,000       1,088,443
      Fulton Cotton Mill, GNMA Secured, 6.125%, 5/20/27 ............................................      1,560,000       1,625,192
   Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured, 5.00%,
     11/01/33 ......................................................................................      8,000,000       8,370,400
   Augusta Water and Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ...................................      5,000,000       5,246,550
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
      5.25%, 12/01/22 ..............................................................................      2,500,000       2,268,400
      5.375%, 12/01/28 .............................................................................      2,000,000       1,783,680
   Brunswick and Glynn County Development Authority Revenue, Georgia Pacific Project,
     Refunding, 5.55%, 3/01/26 .....................................................................      2,000,000       2,006,420
   Bulloch County Development Authority Lease Revenue, Georgia Southern University,
     XLCA Insured, 5.00%, 8/01/27 ..................................................................      5,000,000       5,332,650
   Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 ................         10,000          10,056
   Clayton County Development Authority Revenue, Gateway Village Project, Series A, 6.00%,
     8/01/23 .......................................................................................      3,500,000       3,941,595
   Clayton County Housing Authority MFHR,
      Southlake Cove Project A, GNMA Secured, 5.60%, 12/20/24 ......................................      1,990,000       2,178,453
      Vineyard Pointe, Series A, GNMA Secured, 5.50%, 10/20/32 .....................................      1,475,000       1,564,754
   Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ...............        995,000       1,029,258
   Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation
     Inc. Project, MBIA Insured, 5.00%, 7/15/29 ....................................................      2,000,000       2,129,420
   Cobb County Kennestone Hospital Authority Revenue, Series A, MBIA Insured, ETM, 7.75%,
     2/01/07 .......................................................................................         35,000          36,485
   College Park Business and IDAR, Civic Center Project, AMBAC Insured, 5.75%, 9/01/26 .............      2,000,000       2,243,020
   Columbia County GO, Courthouse/Detention Center Projects, 5.00%, 2/01/24 ........................      2,000,000       2,095,760
   Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 ............................      1,130,000       1,212,015
   Columbus Water and Sewage Revenue, Refunding, MBIA Insured, 5.00%, 5/01/25 ......................      1,000,000       1,071,210
   De Kalb County Housing Authority MFHR, Castaway Apartments, Series A, GNMA Insured,
     5.40%, 2/20/29 ................................................................................      1,980,000       2,091,474
   De Kalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
     Judicial Facility Project, 5.00%, 12/01/29 ....................................................      2,000,000       2,135,520
   De Kalb County Water and Sewer Revenue, 5.125%, 10/01/31 ........................................      6,500,000       6,893,575
   Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 .................      3,000,000       3,172,080
   Forsyth County School District GO, MBIA Insured, 5.00%, 2/01/25 .................................      3,000,000       3,228,330
   Forsyth County School District GO, Pre-Refunded, 5.75%, 2/01/19 .................................      1,500,000       1,695,810


                                        Quarterly Statements of Investments | 55

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   Fulton County Development Authority Revenue,
      Georgia Tech Foundation, Sac II Project, Series A, 5.25%, 11/01/30 ...........................    $ 5,000,000    $  5,364,800
      Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 ...................................      3,000,000       3,148,080
      Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 .............................      2,240,000       2,399,510
   Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 .............................      2,500,000       2,653,825
   Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates, Northeast
     Health System Inc. Project, Refunding, 5.50%, 5/15/31 .........................................      2,500,000       2,615,900
   Georgia Municipal Association Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
     12/01/26 ......................................................................................      2,000,000       2,175,320
   Georgia Municipal Electric Authority Power Revenue, Series W,
      ETM, 6.60%, 1/01/18 ..........................................................................         45,000          54,476
      6.60%, 1/01/18 ...............................................................................        955,000       1,167,106
   Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured, 5.00%,
    6/01/24 ........................................................................................      1,000,000       1,063,010
   Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing
    Corp. Project, Series A, 6.00%, 6/01/24 ........................................................      2,550,000       2,672,655
   Georgia State HFAR,
      MF, Club Candlewood Project, FSA Insured, Pre-Refunded, 7.15%, 1/01/25 .......................      1,000,000       1,063,770
      MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 .....................      1,000,000       1,038,580
      SF, Sub Series C-2, 5.95%, 12/01/31 ..........................................................      4,435,000       4,613,198
      SFM, Sub Series B-2, 5.85%, 12/01/28 .........................................................      2,205,000       2,276,927
   Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
    MBIA Insured, 5.00%, 1/01/24 ...................................................................      8,500,000       9,092,705
   Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
     Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ..................................      3,750,000       4,042,875
   Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ...............................      2,795,000       3,030,451
   Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
     AMBAC Insured, 6.00%, 7/01/29 .................................................................      5,000,000       5,633,150
   Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
     10/01/23 ......................................................................................      3,300,000       3,989,007
   Marietta Development Authority Revenue, First Mortgage, Life College Inc.,
      Refunding, Series A, FSA Insured, 5.75%, 9/01/14 .............................................      1,800,000       1,848,330
      Refunding, Series A, FSA Insured, 5.80%, 9/01/19 .............................................      1,100,000       1,129,667
      Refunding, Series A, FSA Insured, 5.95%, 9/01/19 .............................................      1,000,000       1,027,330
      Series B, FSA Insured, 5.75%, 9/01/14 ........................................................        800,000         821,480
   Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
     Healthcare System, MBIA Insured, 5.50%, 8/01/25 ...............................................      6,000,000       6,486,600
   Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
     10/01/26 ......................................................................................      1,000,000       1,113,250
   Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
     Series A, 6.80%, 1/01/12 ......................................................................      1,500,000       1,798,290
   Newton County Hospital Authority Revenue, Newton Health System Project 1999, AMBAC
     Insured, 6.10%, 2/01/24 .......................................................................      4,500,000       5,089,050


56 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   Private Colleges and Universities Authority Revenue,
      Emory University Project, Refunding, Series A, 5.50%, 11/01/25 ...............................    $10,000,000    $ 10,939,400
      Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 .............................      2,000,000       2,070,120
   Richmond County Development Authority Educational Facilities Revenue, Augusta State
     University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 ......................      1,000,000       1,057,570
   Richmond County Development Authority, Solid Waste Disposal Revenue, International Paper
     Co. Project, 5.80%, 12/01/20 ..................................................................      1,500,000       1,570,920
   Rockdale County Water and Sewer Authority Revenue,
      FSA Insured, 5.00%, 7/01/29 ..................................................................      4,000,000       4,264,000
      Refunding, Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 .............................      5,000,000       5,532,050
   Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%,
     12/01/30 ......................................................................................      1,685,000       1,788,173
   South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
     5.00%, 1/01/33 ................................................................................      3,500,000       3,675,385
   Suwanee GO, MBIA Insured, 5.25%, 1/01/32 ........................................................      3,000,000       3,205,950
   Upper Oconee Basin Water Authority Revenue,
         FGIC Insured, 5.25%, 7/01/27 ..............................................................      1,550,000       1,683,889
      (a)Refunding, MBIA Insured, 5.00%, 7/01/26 ...................................................      1,000,000       1,071,100
   Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical
    Center Project, AMBAC Insured, 5.25%, 10/01/27 .................................................      3,000,000       3,234,630
   Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA Insured,
    6.00%, 2/01/21 .................................................................................        750,000         780,255
   Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured, 5.25%,
    3/01/25 ........................................................................................      3,000,000       3,239,970
                                                                                                                       ------------
                                                                                                                        210,211,256
                                                                                                                       ------------
   U. S. TERRITORIES 1.7%
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
      5.40%, 10/01/12 ..............................................................................        850,000         910,894
      5.50%, 10/01/22 ..............................................................................      1,200,000       1,272,564
      5.625%, 10/01/25 .............................................................................      1,530,000       1,622,030
                                                                                                                       ------------
                                                                                                                          3,805,488
                                                                                                                       ------------
   TOTAL BONDS (COST $198,068,593) .................................................................                    214,016,744
                                                                                                                       ------------
   ZERO COUPON BONDS/STEP-UP BONDS 0.9%
   GEORGIA 0.9%
   Fayette County School District GO, zero cpn. to 9/01/10,
      4.75% thereafter, 3/01/21 ....................................................................      1,355,000       1,082,672
      4.95% thereafter, 3/01/25 ....................................................................      1,000,000         792,390
                                                                                                                       ------------
   TOTAL ZERO COUPON BONDS/STEP-UP BONDS (COST $1,832,553) .........................................                      1,875,062
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $199,901,146) .................................................                    215,891,806
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 57

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.2%
   BONDS 1.2%
   GEORGIA 1.2%
(b)Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
     AMBAC Insured, Weekly VRDN and Daily Put, 2.94%, 10/01/16 .....................................    $   200,000    $    200,000
(b)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 2.97%,
     11/01/41 ......................................................................................      1,700,000       1,700,000
(b)Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 2.92%, 11/01/15 .......................        800,000         800,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,700,000) ..................................................                      2,700,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $202,601,146) 100.1% ....................................................                    218,591,806
   OTHER ASSETS, LESS LIABILITIES (0.1)% ...........................................................                       (219,776)
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $218,372,030
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


58 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 94.9%
   BONDS 87.0%
   ALABAMA 0.3%
   Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
      Series A, 6.125%, 12/01/24 .................................................................    $ 3,000,000    $    3,332,040
      Series B, 6.375%, 12/01/24 .................................................................      1,750,000         1,941,713
   Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
     7/01/21 .....................................................................................     10,905,000        12,076,633
                                                                                                                     --------------
                                                                                                                         17,350,386
                                                                                                                     --------------
   ALASKA 0.2%
   Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
     Regional Power,
      5.70%, 1/01/12 .............................................................................      2,260,000         2,267,096
      5.80%, 1/01/18 .............................................................................      1,495,000         1,447,010
      5.875%, 1/01/32 ............................................................................      6,900,000         6,104,292
   Alaska State HFC Revenue, Series A, MBIA Insured, 5.85%, 12/01/15 .............................      2,340,000         2,400,934
                                                                                                                     --------------
                                                                                                                         12,219,332
                                                                                                                     --------------
   ARIZONA 4.2%
   Apache County IDA,
      IDR, Tucson Electric Power Co. Project, Series C, 5.85%, 3/01/26 ...........................     16,500,000        16,518,315
      PCR, Tucson Electric Power Co. Project, Series A, 5.85%, 3/01/28 ...........................     53,150,000        53,198,898
      PCR, Tucson Electric Power Co. Project, Series B, 5.875%, 3/01/33 ..........................     33,800,000        33,822,984
   Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
     6.375%, 12/01/37 ............................................................................      2,500,000         2,752,975
   Arizona Health Facilities Authority Revenue,
      Bethesda Foundation Project, Series A, 6.375%, 8/15/15 .....................................        400,000           408,720
      Bethesda Foundation Project, Series A, 6.40%, 8/15/27 ......................................      4,000,000         4,021,400
      Catholic Healthcare West, Series A, 6.625%, 7/01/20 ........................................      3,940,000         4,460,553
   Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
     12/01/32 ....................................................................................     14,500,000        15,260,815
   Coconino County Pollution Control Corp. Revenue,
      Pollution Control, Nevada Power Co., Series B, 5.80%, 11/01/32 .............................      9,230,000         9,234,523
      Tucson Electric Power Navajo, Refunding, Series A, 7.125%, 10/01/32 ........................     21,125,000        22,117,452
      Tucson Electric Power Navajo, Refunding, Series B, 7.00%, 10/01/32 .........................      9,500,000         9,963,220
   Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ......................................      4,000,000         3,774,320
   Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West,
      Refunding, ACA Insured, 5.00%, 7/01/16 .....................................................      6,500,000         6,686,680
      Series A, 5.50%, 7/01/26 ...................................................................      7,500,000         8,007,525
   Maricopa County Pollution Control Corp. PCR,
      El Paso Electric, Series A, 6.375%, 7/01/14 ................................................     32,000,000        32,189,440
      Public Service Co. of Colorado, Refunding, Series A, 5.75%, 11/01/22 .......................      9,800,000        10,008,838
   Pima County IDAR, Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 .................      3,990,000         3,994,549
   Red Hawk Canyon CFD No. 1 Arizona Assessment Revenue, 7.625%, 6/01/05 .........................      5,790,000         5,790,000
                                                                                                                     --------------
                                                                                                                        242,211,207
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 59

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS 0.4%
   Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp. ....
     Projects, Series A, 7.75%, 8/01/25 ..........................................................    $ 3,800,000    $    4,382,654
   Baxter County IDR, Aeroquip/Trinova Corp. Project, Refunding, 5.80%, 10/01/13 .................      2,400,000         2,750,832
   Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
     11/01/26 ....................................................................................     10,000,000        10,544,800
   Warren Solid Waste Disposal Revenue, Potlach Corp. Project, 7.00%, 4/01/12 ....................      3,150,000         3,512,282
                                                                                                                     --------------
                                                                                                                         21,190,568
                                                                                                                     --------------
   CALIFORNIA 10.6%
   ABAG 1915 Act Special Assessment,
      Windemere Ranch AD, Series 1, 7.45%, 9/02/30 ...............................................     37,535,000        39,939,867
      Windemere Ranch AD 99, Series 1, 6.375%, 9/02/32 ...........................................      9,740,000        10,317,777
   Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project, Series A,
     Pre-Refunded, 7.50%, 9/01/28 ................................................................     21,330,000        24,785,247
   Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 ............     11,650,000        12,328,846
   Avenal PFAR, Refunding,
      7.00%, 9/02/10 .............................................................................      1,000,000         1,048,020
      7.25%, 9/02/27 .............................................................................      3,665,000         3,844,219
   Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ...............      4,400,000         5,422,252
   Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 ................................      5,780,000         6,035,245
   California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
     5.875%, 6/01/35 .............................................................................      3,700,000         3,747,545
   California Educational Facilities Authority Revenue, Pooled College and University Financing,
     Series B, 6.125%, 6/01/09 ...................................................................        340,000           340,996
   California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A,
     California Mortgage Insured, 5.00%,
      11/01/24 ...................................................................................      2,295,000         2,403,691
      11/01/29 ...................................................................................      2,220,000         2,297,411
      11/01/33 ...................................................................................      3,130,000         3,251,319
   California Infrastructure and Economic Development Bank Revenue, Department of Social
     Services Administration Building, AMBAC Insured, 5.00%,
      12/01/30 ...................................................................................     10,300,000        11,455,969
      12/01/35 ...................................................................................     14,110,000        15,639,524
   California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%,
     11/01/27 ....................................................................................      5,480,000         5,550,582
   California State GO,
      5.25%, 4/01/30 .............................................................................      2,500,000         2,666,500
      5.00%, 2/01/33 .............................................................................     40,140,000        42,122,113
      Refunding, 5.25%, 4/01/32 ..................................................................      2,500,000         2,663,425
      Various Purpose, 5.125%, 11/01/24 ..........................................................     18,935,000        20,219,929
   California Statewide CDA Revenue,
      Elder Care Alliance, Series A, 8.25%, 11/15/32 .............................................     13,090,000        13,938,494
      Eskaton Village Grass Valley, 8.25%, 11/15/31 ..............................................      3,335,000         3,702,951
      John F. Kennedy University, 6.75%, 10/01/33 ................................................      8,000,000         8,500,960
      Monterey Institute International, 7.75%, 7/01/31 ...........................................     13,240,000        13,078,207
      Prospect Sierra School, 6.75%, 9/01/32 .....................................................      6,545,000         6,907,658


60 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Chula Vista CFD Special Tax,
      No, 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 .......................................    $ 3,205,000    $    3,330,892
      No. 99-1, Otay Ranch Special Assessment 1, 6.10%, 9/01/31 ..................................      4,890,000         5,101,444
   Corona COP, Corona Community Hospital Project,
      ETM, 9.425%, 9/01/06 .......................................................................      2,555,000         2,676,541
      Pre-Refunded, 9.425%, 9/01/20 ..............................................................      8,820,000        11,346,842
   El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
     9/01/31 .....................................................................................      3,500,000         3,678,500
   Elk Grove Special Tax, East Franklin Community No. 1-A,
      5.80%, 8/01/25 .............................................................................      3,745,000         3,892,590
      6.00%, 8/01/33 .............................................................................      5,435,000         5,676,640
   Emeryville RDA, MFHR, Emery Bay Apartments II,
      Refunding, Series A, 5.85%, 10/01/28 .......................................................     13,670,000        13,701,031
      sub. lien, Refunding, Series B, 6.35%, 10/01/28 ............................................      3,235,000         3,251,531
      sub. lien, Refunding, Series C, 7.875%, 10/01/28 ...........................................      1,915,000         1,924,479
    Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Series A, Pre-Refunded,
     6.50%, 1/01/32 ..............................................................................     37,675,000        39,852,615
   Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 ..............................      3,500,000         3,650,780
   Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
     9/01/25 .....................................................................................      4,410,000         4,549,444
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Asset-Backed, Series A-3, 5.50%, 6/01/33 ...................................................     20,000,000        21,721,800
      Asset-Backed, Series A-3, 7.875%, 6/01/42 ..................................................     10,000,000        11,731,600
      Asset-Backed, Series A-3, 5.50%, 6/01/43 ...................................................     20,000,000        21,441,400
      Asset-Backed, Series B, 5.625%, 6/01/38 ....................................................     21,000,000        22,910,160
      Series 2003 A-1, 6.75%, 6/01/39 ............................................................      4,735,000         5,161,624
   Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
     7.00%, 9/02/30 ..............................................................................      8,310,000         8,885,468
   Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ........................      5,000,000         5,132,550
   Los Angeles MFR, Refunding,
      Series J-1B, 7.125%, 1/01/24 ...............................................................        505,000           506,752
      Series J-1C, 7.125%, 1/01/24 ...............................................................      1,155,000         1,159,008
      Series J-2B, 8.50%, 1/01/24 ................................................................      2,485,000         2,387,563
      Series J-2C, 8.50%, 1/01/24 ................................................................      5,585,000         5,366,012
   Los Angeles Regional Airports Improvement Corp. Lease Revenue,
      Facilities Sub Lease, International Airport, Refunding, 6.35%, 11/01/25 ....................     12,000,000         9,908,760
      Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 ..............      2,000,000         2,081,780
      Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 ...............     10,000,000        10,526,600
      Refunding, Series C, 6.125%, 12/01/07 ......................................................      4,655,000         4,578,798
      Refunding, Series C, 7.00%, 12/01/12 .......................................................      8,000,000         8,239,120
      Refunding, Series C, 7.50%, 12/01/24 .......................................................     30,000,000        31,558,500
   (a)United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ........................      9,500,000         8,451,105
   Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ................................      4,000,000         4,242,680
   Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 .............................      1,715,000         1,783,017
   Poway USD Special Tax,
      CFD No. 10, Area A, 6.10%, 9/01/31 .........................................................      1,995,000         2,056,925
      CFD No. 11, Area A, 5.375%, 9/01/28 ........................................................      2,965,000         2,985,340
      CFD No. 11, Area A, 5.375%, 9/01/34 ........................................................      2,235,000         2,244,409


                                        Quarterly Statements of Investments | 61

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
     Series A, 7.00%, 9/02/17 ....................................................................    $ 2,005,000    $    2,015,466
   San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
     7/01/31 .....................................................................................      8,920,000        10,024,296
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
     1/01/33 .....................................................................................     11,930,000        10,981,684
   San Jose MFHR, Timberwood Apartments, Series B, 9.25%, 2/01/10 ................................      1,180,000         1,181,097
   San Ramon 1915 Act Special Assessment, Fostoria Parkway Reassessment District No. 9,
     6.80%, 9/02/15 ..............................................................................        615,000           636,765
   Saugus USD Special Tax, 6.00%, 9/01/33 ........................................................      3,150,000         3,265,637
   Stockton CFD Special Tax, Spanos Park West, 6.375%, 9/01/32 ...................................      4,100,000         4,320,375
   Stockton Improvement Bond Revenue, 1915 Act, Limited Obligation, Mosher AD 02, 6.30%,
     9/02/33 .....................................................................................      6,000,000         6,186,540
   Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A, 6.00%, 9/01/34 ............      6,520,000         6,794,492
   West Sacramento Special Tax, CFD No. 16, 6.00%, 9/01/33 .......................................      3,000,000         3,110,130
                                                                                                                     --------------
                                                                                                                        608,419,529
                                                                                                                     --------------
   COLORADO 2.0%
   Colorado Health Facilities Authority Revenue, Volunteers of America Care Facilities,
     Refunding and Improvement, Series A,
      5.45%, 7/01/08 .............................................................................        890,000           886,217
      5.75%, 7/01/20 .............................................................................      3,000,000         2,928,990
      5.875%, 7/01/28 ............................................................................      2,990,000         2,882,031
   Denver City and County Airport Revenue,
      Series B, 5.50%, 11/15/33 ..................................................................     20,000,000        20,350,800
      Series D, 7.75%, 11/15/13 ..................................................................        500,000           598,170
(a)Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
     Series A, 6.875%, 10/01/32 ..................................................................     11,760,000        10,142,765
   Denver Health and Hospital Authority Healthcare Revenue, 6.25%, 12/01/33 ......................      4,000,000         4,339,640
   Eagle County Air Terminal Corp. Revenue, Series A, 7.125%, 5/01/31 ............................      1,705,000         1,820,804
   Eagle County Airport Terminal Corp. Revenue,
      7.50%, 5/01/21 .............................................................................      1,785,000         1,834,926
      Series A, 7.00%, 5/01/21 ...................................................................        850,000           904,681
   Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
     6.95%, 8/01/19 ..............................................................................     41,200,000        44,101,304
   Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 ..............................      2,835,000         3,000,195
   McKay Landing Metropolitan District No. 002 GO,
      Limited Tax, 7.50%, 12/01/19 ...............................................................      3,375,000         3,689,280
      Refunding, Subordinated, Series A, 7.50%, 12/01/34 .........................................      2,000,000         2,026,820
   Saddle Rock South Metropolitan District No. 2 GO, Ltd. Mill Levy Obligation, 7.20%,
     12/01/19 ....................................................................................        575,000           622,541
   Saddle Rock South Metropolitan District No. 3 GO, Ltd. Mill Levy Obligation, 7.35%,
     12/01/19 ....................................................................................      3,320,000         3,599,312
   University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/31 ..................      9,000,000         9,430,650
   Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 ...........      3,000,000         3,012,510
                                                                                                                     --------------
                                                                                                                        116,171,636
                                                                                                                     --------------


62 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CONNECTICUT 1.8%
   Connecticut State Development Authority PCR,
      Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ...........................    $53,825,000    $   57,524,931
      Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ....................     12,500,000        13,359,250
   Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. ......
     Project, 6.15%, 4/01/35 .....................................................................      3,000,000         3,146,430
   Connecticut State Health and Educational Facilities Authority Revenue,
      Sacred Heart University, Series C, 6.50%, 7/01/16 ..........................................        420,000           438,316
      Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ............................      1,580,000         1,669,997
      St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ...................................      5,650,000         5,313,260
      Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 ..............................      1,400,000         1,414,000
   Connecticut State HFAR, Housing Mortgage Finance Program, Series C-1, 6.30%,
     11/15/17 ....................................................................................     19,995,000        20,725,817
                                                                                                                     --------------
                                                                                                                        103,592,001
                                                                                                                     --------------
   FLORIDA 7.5%
   Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
      6.00%, 5/01/16 .............................................................................     26,130,000        29,070,148
      6.20%, 5/01/22 .............................................................................     23,590,000        27,469,847
   Brighton Lakes CDD Special Assessment, Series B, 7.625%, 5/01/31 ..............................      3,215,000         3,432,109
   Brooks of Bonita Springs CDD Capital Improvement Revenue,
      6.85%, 5/01/31 .............................................................................      1,420,000         1,522,126
      Series A, 6.20%, 5/01/19 ...................................................................      6,625,000         6,934,321
   Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, 7.00%,
    5/01/31 ......................................................................................     12,145,000        12,879,408
   Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ....................      2,395,000         2,592,396
   Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 .......................      2,715,000         2,760,938
   Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
     8/15/32 .....................................................................................     10,550,000        11,273,624
(b)East Homested CDD Special Assessment Revenue, 5.45%, 11/01/36 .................................      1,500,000         1,528,980
   Falcon Trace CDD Special Assessment, 6.00%, 5/01/20 ...........................................      3,690,000         3,825,091
   Fleming Plantation CDD Special Assessment, Series B, 7.375%, 5/01/31 ..........................      9,900,000        10,777,932
   Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
     6.00%, 6/01/23 ..............................................................................      5,000,000         6,288,950
   Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
     Phase One, 8.00%, 5/01/20 ...................................................................      3,755,000         3,876,099
   Groves CDD Special Assessment Revenue,
      Series A, 7.75%, 5/01/32 ...................................................................      1,770,000         1,783,948
      Series B, 7.625%, 5/01/08 ..................................................................      4,200,000         4,160,646
   Halifax Hospital Medical Center Hospital Revenue, Series A, 7.25%,
      10/01/24 ...................................................................................      4,700,000         5,396,916
      10/01/29 ...................................................................................      1,400,000         1,586,144
   Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 ......................      1,500,000         1,543,695
   Hillsborough County IDAR, Refunding, Series B, 5.25%,
      10/01/28 ...................................................................................      1,500,000         1,566,720
      10/01/34 ...................................................................................      7,250,000         7,547,032
   Indian Trace CDD Special Assessment, Isles at Weston Project, 5.50%, 5/01/33 ..................      3,000,000         3,043,590
   Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
     5/01/11 .....................................................................................     12,760,000        14,270,912


                                        Quarterly Statements of Investments | 63

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
      6.875%, 8/01/10 ............................................................................    $   830,000    $      870,877
      7.00%, 8/01/20 .............................................................................      2,445,000         2,602,385
      7.25%, 8/01/31 .............................................................................      5,725,000         6,103,022
   Indigo CDD Capital Improvement Revenue,
      Refunding, Series A, 7.00%, 5/01/31 ........................................................        940,000           967,815
      Series C, 7.00%, 5/01/30 ...................................................................      4,860,000         5,003,807
   Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ......................................      1,935,000         2,053,674
   Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 .............................................      1,710,000         1,842,046
   Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
     Series A, 6.75%, 1/01/19 ....................................................................     14,955,000        15,294,478
   Lakeside Plantation CDD Capital Improvement Revenue, 7.00%, 5/01/07 ...........................        711,799           711,828
   Lakewood Ranch CDD No. 2 Benefit Special Assessment, Series A, 8.125%, 5/01/17 ................      2,660,000         2,738,736
   Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 ..........................        460,000           477,015
   Largo First Mortgage Revenue, The Barrington Project, Series A, 7.50%, 9/01/33 ................     10,845,000        11,364,367
   Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 .....................      8,440,000         9,083,381
   Mediterra South CDD Capital Improvement Revenue,
      6.85%, 5/01/31 .............................................................................      2,640,000         2,836,759
      Series B, 6.95%, 5/01/31 ...................................................................      7,405,000         7,832,639
(a)Miami-Dade County IDAR, Special Facilities, United Airlines Inc. Project, Mandatory Put
     3/01/10, 6.05%, 3/01/35 .....................................................................      5,000,000           289,000
   Midtown Miami Community Development Special Assessment Revenue,
      Series A, 6.25%, 5/01/37 ...................................................................      7,500,000         7,891,650
      Series B, 6.50%, 5/01/37 ...................................................................      4,000,000         4,235,240
   Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 ........................        545,000           555,442
   North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
     5/01/19 .....................................................................................        865,000           895,137
   North Springs ID Special Assessment, Water Management, Series B, 8.30%, 5/01/24 ...............      1,520,000         1,549,458
   Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit Development
     No. 43, 6.10%, 8/01/21 ......................................................................      2,775,000         2,932,703
   Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 ............................      1,225,000         1,233,232
   Oakstead CDD Revenue, Capital Improvement, Series A, 7.20%, 5/01/32 ...........................      3,300,000         3,565,122
   Orange County Health Facilities Authority Revenue,
      Hospital Adventist Health System, 5.625%, 11/15/32 .........................................     10,000,000        10,776,900
      Hospital Orlando Regional Healthcare, 5.75%, 12/01/32 ......................................     15,000,000        16,310,850
   Orange County Tourist Development Tax Revenue, Refunding, AMBAC Insured, 5.00%,
     10/01/29 ....................................................................................     13,925,000        14,849,898
   Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 ......................      2,895,000         3,104,395
   Parkway Center CDD Special Assessment, Mandatory Put 8/11/04, Series A, 8.25%,
     5/01/31 .....................................................................................      1,386,894         1,404,757
   Pelican Marsh CDD Special Assessment Revenue,
      Series A, 7.10%, 5/01/20 ...................................................................      3,540,000         3,830,422
      Series A, 7.20%, 5/01/31 ...................................................................      6,470,000         7,005,004
      Series B, 6.90%, 5/01/11 ...................................................................      3,710,000         3,827,755
      Series C, 7.00%, 5/01/19 ...................................................................     10,845,000        11,353,305
      Series D, 6.95%, 5/01/19 ...................................................................      3,915,000         4,091,332
   Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19 .............................        705,000           738,050
   Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ...................................     10,335,000        10,983,004


64 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ................    $ 1,950,000    $    1,993,173
   Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 ................................      4,410,000         4,608,538
   Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
     12/01/22 ....................................................................................      3,985,000         4,192,977
   River Place St. Lucie CDD Special Assessment Revenue,
      Series A, 7.625%, 5/01/21 ..................................................................      1,175,000         1,258,919
      Series A, 7.625%, 5/01/30 ..................................................................      1,590,000         1,700,712
      Series B, 7.25%, 5/01/10 ...................................................................        970,000           999,886
   Riverwood Community Development Revenue, Special AD, Series A, 7.75%, 5/01/14 .................        730,000           788,692
   Sampson Creek CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 .......................      2,860,000         3,005,660
   South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 .............................      2,820,000         2,935,197
   St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
     5/01/18 .....................................................................................      2,095,000         2,172,012
   St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
     Management Benefit, Refunding, Series B,
      6.00%, 5/01/09 .............................................................................        675,000           687,218
      6.25%, 5/01/25 .............................................................................      5,080,000         5,332,374
   Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 ......................................      2,235,000         2,322,836
   Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 .....................      2,990,000         3,199,450
   Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 ..........................      1,355,000         1,454,376
   Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 ............................      8,580,000         9,276,181
   Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 ..........................................      8,795,000         9,300,097
   Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 ..................................      7,955,000         8,629,982
   Village Center CDD Recreational Revenue,
      Sub Series B, 6.30%, 1/01/07 ...............................................................      1,020,000         1,038,340
      Sub Series B, 6.25%, 1/01/13 ...............................................................      6,935,000         7,352,764
      Sub Series B, 8.25%, 1/01/17 ...............................................................      2,055,000         2,194,966
      Sub Series C, 7.375%, 1/01/19 ..............................................................      2,325,000         2,490,796
   Vista Lake CDD Capital Improvement Revenue, Series A, 7.20%, 5/01/32 ..........................      2,730,000         2,928,635
   Waterchase CDD Capital Improvement Revenue, Series A, 6.70%, 5/01/32 ..........................      2,895,000         3,099,705
   Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ...........................      1,190,000         1,286,509
   Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 ................................      1,445,000         1,549,791
                                                                                                                     --------------
                                                                                                                        432,136,843
                                                                                                                     --------------
   GEORGIA 2.3%
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
      Series C, FSA Insured, 5.00%, 1/01/33 ......................................................     36,000,000        37,683,360
      Series J, FSA Insured, 5.00%, 1/01/29 ......................................................     16,445,000        17,300,798
   Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 ............................     20,200,000        21,412,606
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
     12/01/28 ....................................................................................      1,470,000         1,311,005
   Floyd County Development Authority Environmental Improvement Revenue,
     Dates-Temple-Inland, 5.70%, 12/01/15 ........................................................      1,575,000         1,702,591
   Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health
     Care System Project, ETM,
      6.25%, 10/01/18 ............................................................................      6,000,000         7,108,260
      6.375%, 10/01/28 ...........................................................................      8,000,000        10,287,200


                                        Quarterly Statements of Investments | 65

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, MBIA Insured,
     5.00%, 7/01/34 ..............................................................................    $26,145,000    $   27,685,202
   McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
     Products, 6.95%, 12/01/23 ...................................................................      5,120,000         5,784,934
                                                                                                                     --------------
                                                                                                                        130,275,956
                                                                                                                     --------------
   HAWAII 0.5%
   Hawaii State Department of Transportation Special Facilities Revenue, Continental Airlines
     Inc. Project, Refunding, 7.00%, 6/01/20 .....................................................      4,240,000         3,832,451
   Honolulu City and County GO, Series A, MBIA Insured, 5.00%,
      7/01/26 ....................................................................................     12,020,000        12,884,839
      7/01/27 ....................................................................................     12,640,000        13,517,090
                                                                                                                     --------------
                                                                                                                         30,234,380
                                                                                                                     --------------
   IDAHO 0.3%
   Nez Perce County PCR,
     Potlatch 84, 7.00%, 12/01/14 ................................................................      2,500,000         2,845,550
     Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ..........................................     17,500,000        17,814,300
                                                                                                                     --------------
                                                                                                                         20,659,850
                                                                                                                     --------------
   ILLINOIS 2.7%
   Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
     3/01/33 .....................................................................................      3,350,000         3,424,303
   Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
     3/01/33 .....................................................................................      5,544,000         5,666,966
   Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
      6.75%, 3/01/32 .............................................................................      5,454,000         5,740,662
      Series 2004, 6.25%, 3/01/32 ................................................................      3,655,000         3,738,992
   Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
      6.625%, 3/01/31 ............................................................................      4,465,000         4,686,017
      7.00%, 3/01/31 .............................................................................      4,928,000         5,278,775
   Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, 7.05%,
     3/01/31 .....................................................................................      5,877,000         6,270,877
   Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23 .......     11,000,000        11,265,320
   Cary Special Tax,
      Special Service Area No. 1 Cambridge, Series A, 7.625%, 3/01/30 ............................      3,599,000         3,910,709
      Special Service Area No. 2 Foxford Hill, 7.50%, 3/01/30 ....................................      5,400,000         5,755,644
   Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc. .......
     Project, 8.20%, 12/01/24 ....................................................................      7,830,000         7,354,249
   Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, 7.75%, 3/01/27 ...........      6,000,000         6,681,480
   Illinois Health Facilities Authority Revenue,
      Rush Presbyterian Hospital, Refunding, Series A, MBIA Insured, 6.25%, 11/15/20 .............      9,000,000         9,566,910
      Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ......................      3,370,000         3,572,368
      St. Elizabeth's Hospital, 6.25%, 7/01/16 ...................................................      1,215,000         1,271,412
      St. Elizabeth's Hospital, 6.375%, 7/01/26 ..................................................      6,695,000         6,924,237
      Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 .............................      8,595,000         8,697,195


66 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ILLINOIS (CONT.)
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
     Convention Center,
      ETM, 7.00%, 7/01/26 ........................................................................    $ 7,500,000    $   10,177,125
      Pre-Refunded, 6.25%, 7/01/17 ...............................................................     11,000,000        11,615,780
   Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 ................      3,000,000         3,097,350
   Montgomery Special Assessment, Improvement, Lakewood Creek Project, 7.75%,
     3/01/30 .....................................................................................      4,826,000         5,296,873
   Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
     3/01/34 .....................................................................................      8,000,000         8,227,760
   Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ................      2,425,000         2,515,283
   Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project, 6.625%,
     3/01/33 .....................................................................................      5,280,000         5,431,906
   Yorkville United City Special Service Area Special Tax,
      No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 ............................      4,400,000         4,535,256
      No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ...............................      3,900,000         4,132,323
                                                                                                                     --------------
                                                                                                                        154,835,772
                                                                                                                     --------------
   INDIANA 1.5%
   Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
      8/15/19 ....................................................................................      3,000,000         3,023,820
      8/15/28 ....................................................................................      5,000,000         5,017,300
   Indiana Health Facility Financing Authority Hospital Revenue,
      6.25%, 3/01/25 .............................................................................      3,200,000         3,456,128
      6.00%, 3/01/34 .............................................................................     12,000,000        12,760,560
      Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/31 ..........................     48,500,000        51,944,955
      Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ........................      1,500,000         1,568,070
   Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
     Refunding, 5.60%, 12/01/32 ..................................................................      8,200,000         8,532,920
                                                                                                                     --------------
                                                                                                                         86,303,753
                                                                                                                     --------------
   KANSAS 0.2%
   Wyandotte County City Unified Government Utility System Revenue, Improvement, Series B,
    FSA Insured, 5.00%, 9/01/32 ..................................................................     10,000,000        10,607,000
                                                                                                                     --------------
   KENTUCKY 1.9%
   Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc. Project,
      Series A, 7.50%, 2/01/12 ...................................................................      7,050,000         6,543,317
      Series A, 7.50%, 2/01/20 ...................................................................     35,275,000        31,294,216
      Series A, 7.125%, 2/01/21 ..................................................................     28,830,000        24,374,323
      Series A, 6.125%, 2/01/22 ..................................................................     12,940,000         9,839,964
      Series B, 7.25%, 2/01/22 ...................................................................      5,315,000         4,527,104
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
     Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ................      6,835,000         6,664,057
   Maysville Solid Waste Disposal Facilities Revenue, Inland Container Corp. Project, Refunding,
     6.90%, 9/01/22 ..............................................................................     16,000,000        18,024,320


                                        Quarterly Statements of Investments | 67

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Powderly Industrial Development First Mortgage Revenue, Kroger Co., Refunding, 7.375%,
     9/01/06 .....................................................................................    $   255,000    $      256,895
   Russell Health System Revenue, Pre-Refunded, 8.10%, 7/01/15 ...................................      6,550,000         6,991,985
                                                                                                                     --------------
                                                                                                                        108,516,181
                                                                                                                     --------------
   LOUISIANA 1.1%
   Beauregard Parish Revenue, Boise Cascade Corporate Project, Refunding, 6.80%,
     2/01/27 .....................................................................................     13,990,000        15,196,917
   Louisiana Public Facilities Authority Revenue, FHA Insured Mortgage, Baton Rouge General,
     MBIA Insured, 5.25%, 7/01/33 ................................................................     20,000,000        21,383,800
   Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ........      4,850,000         4,865,666
   West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
     9/01/28 .....................................................................................     20,750,000        21,032,200
                                                                                                                     --------------
                                                                                                                         62,478,583
                                                                                                                     --------------
   MAINE 0.6%
   Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ..........................      4,800,000         4,903,824
   Skowhegan PCR, S.D. Warren Co.,
      Series A, 6.65%, 10/15/15 ..................................................................     24,570,000        25,083,759
      Series B, 6.65%, 10/15/15 ..................................................................      4,940,000         5,043,295
                                                                                                                     --------------
                                                                                                                         35,030,878
                                                                                                                     --------------
   MARYLAND 0.7%
   Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
     Improvement, Series B, 8.50%, 9/01/07 .......................................................      3,890,000         4,137,793
   Maryland State CDA Department of Housing and Community Development Revenue, Series A,
     5.875%, 7/01/16 .............................................................................      2,500,000         2,597,450
   Maryland State EDC Revenue, Chesapeake Bay,
      senior lien, Series B, 7.50%, 12/01/14 .....................................................      1,915,000         2,046,043
      senior lien, Series B, 7.625%, 12/01/22 ....................................................      6,740,000         7,201,151
      Series B, 7.75%, 12/01/31 ..................................................................     16,160,000        17,245,790
   Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
     8.50%, 9/01/07 ..............................................................................      5,475,000         5,863,178
                                                                                                                     --------------
                                                                                                                         39,091,405
                                                                                                                     --------------
   MASSACHUSETTS 0.4%
   Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,
     7.00%, 3/01/21 ..............................................................................      2,000,000         2,553,200
   Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
     Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ..................      3,000,000         3,359,880
   Massachusetts State Development Finance Agency Revenue,
      Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ...............................      1,030,000         1,049,580
      Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 ..............................      1,620,000         1,636,087
      Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 ..............      3,500,000         3,422,930
      Loomis Community Project, first mortgage, Series A, 5.625%, 7/01/15 ........................      1,850,000         1,868,999
   Massachusetts State Health and Educational Facilities Authority Revenue, Saint Memorial
     Medical Center, Refunding, Series A,
      5.75%, 10/01/06 ............................................................................      1,730,000         1,735,778
      6.00%, 10/01/23 ............................................................................      6,235,000         6,255,950


68 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
(a)Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue, Massachusetts
     Paper Co. Project, senior lien, 8.50%, 11/01/12 .............................................    $39,820,661    $       99,552
                                                                                                                     --------------
                                                                                                                         21,981,956
                                                                                                                     --------------
   MICHIGAN 3.3%
   Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Refunding,
     Series A, Pre-Refunded, 6.25%, 4/15/27 ......................................................     10,500,000        12,346,530
   Garden City Hospital Financing Authority Hospital Revenue, Refunding,
      5.625%, 9/01/10 ............................................................................      1,895,000         1,882,531
      5.75%, 9/01/17 .............................................................................      1,000,000           961,680
   Gaylord Hospital Finance Authority Ltd. Obligation Revenue, Otsego Memorial Hospital,
     Refunding, 6.50%,
      1/01/31 ....................................................................................      1,000,000         1,008,430
      1/01/37 ....................................................................................      1,000,000         1,007,720
   Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
     MBIA Insured, Pre-Refunded, 6.125%, 1/15/21 .................................................     11,770,000        12,240,094
   Michigan State Building Authority Revenue, Facilities Program, Refunding, Series II,
     MBIA Insured, 5.00%, 10/15/29 ...............................................................     10,950,000        11,562,105
   Michigan State Hospital Finance Authority Revenue,
      Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ............     18,000,000        20,355,660
      Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ...............      7,500,000         7,506,525
      Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ...............     30,205,000        30,231,278
      Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ...............        500,000           466,205
      Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ..........................        500,000           452,600
      Marquette, 5.00%, 5/15/34 ..................................................................      3,500,000         3,543,715
      Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 .....................................      1,000,000         1,068,090
      Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ........................      7,310,000         7,551,157
      Sinai Hospital, Refunding, 6.625%, 1/01/16 .................................................      2,990,000         3,042,385
      Sinai Hospital, Refunding, 6.70%, 1/01/26 ..................................................      7,250,000         7,336,347
   Michigan State Strategic Fund Ltd. Obligation Revenue,
      Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29 ..........     11,000,000        11,642,290
      The Detroit Edison Co. Project Collateral, Refunding, Series BB, MBIA Insured, 6.20%,
       8/15/25 ...................................................................................      7,825,000         8,032,206
   Midland County EDR, Refunding,
      Series A, 6.875%, 7/23/09 ..................................................................     35,000,000        36,736,700
      Series B, 6.75%, 7/23/09 ...................................................................      4,000,000         4,188,440
   Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A,
     ETM, 5.60%, 2/15/13 .........................................................................      1,565,000         1,702,376
   Wayne Charter County Special Airport Facilities Revenue, Airport Revenues, Refunding, 6.75%,
     12/01/15 ....................................................................................      4,995,000         4,488,507
                                                                                                                     --------------
                                                                                                                        189,353,571
                                                                                                                     --------------
   MINNESOTA 1.7%
   Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ...........      9,000,000        10,261,620
   Maplewood Health Care Facility Revenue, Health East Project, 5.95%, 11/15/06 ..................      1,510,000         1,527,667
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
      Sub Series A, AMBAC Insured, 5.00%, 1/01/29 ................................................      5,000,000         5,308,550
      Sub Series C, FGIC Insured, 5.00%, 1/01/31 .................................................     21,730,000        23,035,756


                                        Quarterly Statements of Investments | 69

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Minneapolis and St. Paul Metropolitan Airports Commission Special Facilities Revenue,
     Northwest Airlines Inc. Project,
      Refunding, 7.375%, 4/01/25 .................................................................    $ 5,000,000    $    4,930,200
      Series A, 7.00%, 4/01/25 ...................................................................      6,000,000         5,633,400
   Minneapolis Health Care Facility Revenue,
      Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 .....................................      5,075,000         5,092,103
      Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 ..........................     18,380,000        21,148,395
   Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
     11/15/30 ....................................................................................      8,200,000         8,700,200
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
      Refunding, Series A, 6.375%, 11/15/29 ......................................................        175,000           198,415
      Series A, Pre-Refunded, 6.375%, 11/15/29 ...................................................      6,325,000         7,381,971
   Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
     2/01/18 .....................................................................................        395,000           402,837
   Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29 ....................      3,240,000         3,433,525
   St. Paul Housing and RDA Tax Increment Revenue, Energy Park Project, Series A, 8.625%,
     9/01/07 .....................................................................................        560,000           562,615
                                                                                                                     --------------
                                                                                                                         97,617,254
                                                                                                                     --------------
   MISSISSIPPI 0.6%
   Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ................     33,295,000        33,434,506
                                                                                                                     --------------
   MISSOURI 0.6%
   Lake of the Ozarks Community Board Corp. Bridge System Revenue,
      Pre-Refunded, 6.25%, 12/01/16 ..............................................................      1,000,000         1,064,500
      Pre-Refunded, 6.40%, 12/01/25 ..............................................................      3,000,000         3,213,630
      Refunding, 5.25%, 12/01/20 .................................................................      8,350,000         8,210,972
   St. Louis County IDA Industrial Revenue, Kiel Center, Refunding,
      7.625%, 12/01/09 ...........................................................................      8,000,000         8,039,520
      7.75%, 12/01/13 ............................................................................      5,175,000         5,208,172
      7.875%, 12/01/24 ...........................................................................      6,000,000         6,037,140
   West Plains IDA Hospital Revenue,
      Ozarks Medical Center, 6.30%, 11/15/11 .....................................................        865,000           918,007
      Ozarks Medical Center, 6.75%, 11/15/24 .....................................................      1,870,000         1,951,046
      Ozarks Medical Center Project, Refunding, 5.50%, 11/15/12 ..................................        500,000           507,260
                                                                                                                     --------------
                                                                                                                         35,150,247
                                                                                                                     --------------
   NEBRASKA 0.0%(c)
   Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical
     Center, 6.375%, 12/15/08 ....................................................................      1,145,000         1,147,576
                                                                                                                     --------------
   NEVADA 3.2%
   Clark County ID Special Assessment,
      Special ID No. 132, Local Improvement, 6.875%, 2/01/21 .....................................      3,925,000         4,067,791
      Special ID No. 142, Local Improvement, 6.375%, 8/01/23 .....................................      4,200,000         4,327,092
   Clark County IDR, Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ..............      5,125,000         5,128,177


70 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEVADA (CONT.)
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
     Project, Second Tier,
      7.25%, 1/01/23 .............................................................................    $ 8,000,000    $    8,467,200
      7.375%, 1/01/30 ............................................................................      9,000,000         9,513,810
      7.375%, 1/01/40 ............................................................................     49,750,000        52,317,597
   Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
     7/01/24 .....................................................................................      7,000,000         7,581,280
   Henderson Local ID Special Assessment,
      No. T-12, Series A, 7.375%, 8/01/18 ........................................................     42,050,000        45,280,702
      No. T-16, 4.90%, 3/01/16 ...................................................................      1,390,000         1,411,976
      No. T-16, 5.00%, 3/01/18 ...................................................................      1,000,000         1,017,350
      No. T-16, 5.00%, 3/01/19 ...................................................................      1,000,000         1,012,730
      No. T-16, 5.10%, 3/01/22 ...................................................................      1,500,000         1,523,115
      No. T-16, 5.125%, 3/01/25 ..................................................................      1,580,000         1,600,698
      No. T-2, 9.50%, 8/01/11 ....................................................................      1,215,000         1,216,385
      No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ...............................      3,085,000         3,187,823
   Las Vegas Local Improvement Bonds Special Assessment,
      Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 ................................      2,840,000         2,874,676
      Special ID No. 607, 6.25%, 6/01/24 .........................................................      5,000,000         5,160,550
      Special ID No. 808, Summerlin Area, 6.75%, 6/01/21 .........................................      8,360,000         8,649,256
   Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 .....................      4,310,000         4,357,798
   Nevada Housing Division Revenue, SF Program,
      Sub Series B-1, 7.90%, 10/01/05 ............................................................         40,000            40,054
      Sub Series C-1, 7.55%, 10/01/05 ............................................................         50,000            50,014
   Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
     6.40%, 7/01/29 ..............................................................................     15,415,000        17,591,136
                                                                                                                     --------------
                                                                                                                        186,377,210
                                                                                                                     --------------
   NEW HAMPSHIRE 0.4%
   New Hampshire Higher Education and Health Facilities Authority Revenue,
      Hillcrest Terrace, 7.50%, 7/01/24 ..........................................................     16,850,000        17,385,662
      Littleton Hospital Assn., Series B, 5.90%, 5/01/28 .........................................      2,000,000         2,036,480
      New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ......................      1,300,000         1,328,444
                                                                                                                     --------------
                                                                                                                         20,750,586
                                                                                                                     --------------
   NEW JERSEY 5.0%
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
      Series 1, 6.00%, 1/01/19 ...................................................................      2,180,000         2,208,536
      Series 1, 6.00%, 1/01/29 ...................................................................      5,000,000         5,055,400
      Series 2, 6.125%, 1/01/19 ..................................................................      2,125,000         2,163,377
      Series 2, 6.125%, 1/01/29 ..................................................................      5,105,000         5,186,935
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
     Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .......................................      9,965,000        11,179,933
   New Jersey EDA Revenue,
      Cigarette Tax, 5.50%, 6/15/24 ..............................................................     23,000,000        24,415,880
      Cigarette Tax, 5.50%, 6/15/31 ..............................................................      6,500,000         6,810,830
      Cigarette Tax, 5.75%, 6/15/34 ..............................................................     10,000,000        10,621,700


                                        Quarterly Statements of Investments | 71

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey EDA Revenue, (cont.)
      first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ...................................    $ 1,500,000    $    1,525,215
      first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ....................................      7,635,000         7,965,061
   New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
      6.25%, 9/15/19 .............................................................................     54,420,000        47,818,310
      6.40%, 9/15/23 .............................................................................     73,030,000        64,045,849
      6.625%, 9/15/12 ............................................................................     18,500,000        17,368,910
   New Jersey Health Care Facilities Financing Authority Revenue,
      Lutheran Home, Series A, 8.40%, 7/01/19 ....................................................      2,100,000         2,103,486
      South Jersey Hospital, 5.875%, 7/01/21 .....................................................      7,500,000         8,001,825
      South Jersey Hospital, 6.00%, 7/01/32 ......................................................     18,000,000        19,260,180
      Trinitas Hospital Obligation Group, Refunding, 7.50%, 7/01/30 ..............................      5,000,000         5,653,050
   New Jersey State Turnpike Authority Turnpike Revenue,
      (b)Refunding, Series A, FSA Insured, 5.00%, 1/01/25 ........................................     13,700,000        14,690,510
      (b)Series C, FSA Insured, 5.00%, 1/01/35 ...................................................     10,535,000        11,219,354
   Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding,
      6.00%, 6/01/37 .............................................................................     10,000,000        10,142,300
      6.125%, 6/01/42 ............................................................................      9,050,000         9,269,282
                                                                                                                     --------------
                                                                                                                        286,705,923
                                                                                                                     --------------
   NEW MEXICO 2.5%
   Farmington PCR,
      Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
       12/01/16 ..................................................................................     24,045,000        25,703,865
      Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
       4/01/22 ...................................................................................     66,125,000        71,277,460
      Public Service Co. Project, Series A, 6.60%, 10/01/29 ......................................      6,000,000         6,674,340
      Tucson Electric Power Co., Series A, 6.95%, 10/01/20 .......................................     37,000,000        39,005,400
                                                                                                                     --------------
                                                                                                                        142,661,065
                                                                                                                     --------------
   NEW YORK 9.2%
   Corinth IDA Environmental Improvement Revenue, International Paper Company Project,
     Refunding, Series A, 5.75%, 2/01/22 .........................................................      2,000,000         2,094,340
   MTA Revenue, Series A, MBIA Insured, 4.75%, 11/15/28 ..........................................     15,000,000        15,588,750
   MTA Transit Facilities Revenue, Series A, MBIA Insured, Pre-Refunded, 5.875%, 7/01/27 .........     22,700,000        24,420,206
   New York City GO,
      Fiscal 2003, Series I, 5.00%, 3/01/24 ......................................................      5,000,000         5,251,700
      Fiscal 2003, Series I, 5.00%, 3/01/25 ......................................................      9,000,000         9,440,910
      Refunding, Series F, 6.00%, 8/01/11 ........................................................     10,000,000        10,477,200
      Refunding, Series H, 6.125%, 8/01/25 .......................................................      4,710,000         5,020,813
      Refunding, Series J, 6.00%, 8/01/21 ........................................................      3,535,000         3,769,865
      Series A, 6.125%, 8/01/06 ..................................................................         95,000            96,301
      Series B, 7.00%, 2/01/18 ...................................................................        115,000           115,652
      Series B, 6.00%, 8/15/26 ...................................................................        155,000           162,562
      Series B, Pre-Refunded, 6.00%, 8/15/26 .....................................................      4,845,000         5,100,913
      Series D, 7.625%, 2/01/14 ..................................................................          5,000             5,030
      Series F, 7.50%, 2/01/21 ...................................................................         85,000            85,503


72 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
         Series G, 7.50%, 2/01/22 ................................................................    $    10,000    $       10,059
         Series G, Pre-Refunded, 6.125%, 10/15/11 ................................................     20,480,000        22,195,200
         Series G, Pre-Refunded, 6.20%, 10/15/14 .................................................     10,000,000        10,854,500
         Series H, 6.25%, 8/01/15 ................................................................     20,435,000        21,920,625
         Series H, Pre-Refunded, 6.25%, 8/01/15 ..................................................      4,565,000         4,930,793
         Series H, Pre-Refunded, 6.125%, 8/01/25 .................................................        890,000           959,002
         Series I, 6.25%, 4/15/17 ................................................................         35,000            37,221
         Series I, 6.25%, 4/15/27 ................................................................        330,000           350,945
         Series I, Pre-Refunded, 6.25%, 4/15/17 ..................................................     25,335,000        27,162,920
         Series I, Pre-Refunded, 6.25%, 4/15/27 ..................................................     22,590,000        24,219,869
         Series J, Pre-Refunded, 6.00%, 8/01/21 ..................................................      6,465,000         6,949,422
      (b)Series O, 5.00%, 6/01/33 ................................................................      4,000,000         4,208,920
   New York City IDA Civic Facility Revenue,
      Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ..................................      6,790,000         6,986,163
      Series C, 6.80%, 6/01/28 ...................................................................      5,000,000         5,255,250
      Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ........................      1,495,000         1,516,408
   New York City IDA Revenue, Liberty,
      6.25%, 3/01/15 .............................................................................     10,000,000        10,305,000
      6.50%, 3/01/35 .............................................................................     50,000,000        51,652,000
   New York City IDA Special Facilities Revenue,
      American Airlines Inc. Project, 6.90%, 8/01/24 .............................................      4,000,000         3,092,360
      British Airways PLC Project, 7.625%, 12/01/32 ..............................................     15,000,000        16,849,500
      JFK International Airport Project, Series A, 8.00%, 8/01/12 ................................     74,000,000        67,257,120
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Series C, 5.00%, 6/15/30 ...................................................................     15,000,000        15,936,150
      Series E, 5.00%, 6/15/34 ...................................................................     10,000,000        10,491,900
   New York State Dormitory Authority Revenues,
      City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
       7/01/26 ...................................................................................      6,100,000         6,425,374
      Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .............................      8,940,000         9,584,932
      State University Educational Facilities, Pre-Refunded, 6.00%, 5/15/18 ......................      5,000,000         5,249,650
      Supported Debt, Mental Health Services, Series A, 6.00%, 8/15/17 ...........................        115,000           122,400
      Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .............      2,185,000         2,342,626
   New York State HFA Service Contract Obligation Revenue, Series A,
      6.00%, 3/15/26 .............................................................................        220,000           231,066
      Pre-Refunded, 6.00%, 3/15/26 ...............................................................      4,755,000         5,041,394
   New York State HFAR, Refunding, Series A, 5.90%, 11/01/05 .....................................     12,515,000        12,672,439
   New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.80%,
     10/01/16 ....................................................................................      5,000,000         5,160,350
   New York State Urban Development Corp. Revenue, Correctional Capital Facilities, Series 7,
     Pre-Refunded, 5.70%, 1/01/27 ................................................................      4,750,000         5,053,478
   Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 ..........      1,000,000         1,004,260
   Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
     Refunding,
      6.80%, 11/01/14 ............................................................................      5,000,000         5,322,650
      7.00%, 11/01/30 ............................................................................      7,000,000         7,436,170


                                        Quarterly Statements of Investments | 73

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Port Authority of New York and New Jersey Special Obligation Revenue,
      3rd Installment, 7.00%, 10/01/07 ...........................................................    $ 3,700,000    $    3,822,248
      4th Installment, Special Project, 6.75%, 10/01/11 ..........................................        925,000           978,789
      5th Installment, 6.75%, 10/01/19 ...........................................................     17,500,000        18,531,625
      Continental Airlines Inc., Eastern Project, La Guardia, 9.00%, 12/01/10 ....................     10,000,000        10,039,100
      Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15 ...................     27,650,000        27,773,596
   Utica IDA Civic Facility Revenue, Utica College Civic Facility,
      6.75%, 12/01/21 ............................................................................      1,250,000         1,367,013
      6.85%, 12/01/31 ............................................................................      2,000,000         2,187,680
                                                                                                                     --------------
                                                                                                                        525,117,912
                                                                                                                     --------------
   NORTH CAROLINA 1.8%
   Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .............................     15,310,000        16,202,267
   North Carolina Eastern Municipal Power Agency Power System Revenue,
      Refunding, Series A, 5.75%, 1/01/26 ........................................................     37,500,000        39,889,500
      Refunding, Series B, 5.75%, 1/01/24 ........................................................     35,750,000        38,089,480
      Refunding, Series D, 6.75%, 1/01/26 ........................................................      5,000,000         5,615,950
      Series D, 6.70%, 1/01/19 ...................................................................      2,000,000         2,244,920
   North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
      3/01/16 ....................................................................................      1,220,000         1,255,063
      9/01/17 ....................................................................................        830,000           853,422
                                                                                                                     --------------
                                                                                                                        104,150,602
                                                                                                                     --------------
   OHIO 1.8%
   Akron COP, Akron Municipal Baseball Stadium Project, Capital Appreciation,
      6.30%, 12/01/05 ............................................................................      1,700,000         1,722,542
      6.40%, 12/01/06 ............................................................................      1,685,000         1,753,798
      6.50%, 12/01/07 ............................................................................        670,000           699,674
      6.90%, 12/01/16 ............................................................................      2,500,000         2,672,850
   Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ...................................     11,500,000        12,215,185
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
     Refunding,
      Series C, 6.05%, 10/01/09 ..................................................................     14,250,000        15,847,995
      Series E, 6.05%, 10/01/09 ..................................................................      5,250,000         5,838,735
      Series F, 6.05%, 10/01/09 ..................................................................      1,000,000         1,112,140
   Franklin County Health Care Facilities Revenue,
      Ohio Presbyterian, Series A, 7.125%, 7/01/29 ...............................................      1,000,000         1,113,110
      Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ................................      3,100,000         3,172,788
      Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ................................        950,000           961,685
      Presbyterian Retirement Services, Series A, 6.625%, 7/01/13 ................................      1,000,000         1,057,840
   Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Refunding,
     Series A,
      6.625%, 7/01/14 ............................................................................      1,000,000         1,056,000
      6.75%, 7/01/20 .............................................................................      2,000,000         2,098,180
   Montgomery County Health System Revenue,
      Series B-1, Pre-Refunded, 8.10%, 7/01/18 ...................................................      5,695,000         6,089,749
      Series B-2, Pre-Refunded, 8.10%, 7/01/18 ...................................................      4,505,000         4,837,469


74 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Montgomery County Health System Revenue, (cont.)
      Series B-2, Pre-Refunded, 8.10%, 7/01/18 ...................................................    $ 1,340,000    $    1,414,290
      St. Leonard, Series B, Pre-Refunded, 8.10%, 7/01/18 ........................................      8,700,000         9,301,668
   Ohio State Air Quality Development Authority Revenue,
      Dayton Power and Light Co. Project, Refunding, 6.10%, 9/01/30 ..............................     17,900,000        18,297,380
      PCR, Cleveland Electric, Refunding, Series B, 6.00%, 8/01/20 ...............................      6,250,000         6,665,250
   Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1,
     6.25%, 11/01/13 .............................................................................      4,300,000         4,432,870
   Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A, 6.875%,
     7/01/16 .....................................................................................      1,500,000         1,563,375
                                                                                                                     --------------
                                                                                                                        103,924,573
                                                                                                                     --------------
   OKLAHOMA 0.2%
   Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
     Series B, 6.60%, 7/01/31 ....................................................................      5,000,000         5,546,650
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
     6.00%, 8/15/14 ..............................................................................      4,000,000         4,178,480
                                                                                                                     --------------
                                                                                                                          9,725,130
                                                                                                                     --------------
   OREGON 2.3%
   Klamath Falls Electric Revenue,
      Klamath Cogeneration Project, senior lien, 7.00%, 1/01/25 ..................................     12,600,000        13,574,484
      Klamath Cogeneration, senior lien, Refunding, 5.75%, 1/01/13 ...............................     13,000,000        13,500,890
      Klamath Cogeneration, senior lien, Refunding, 5.875%, 1/01/16 ..............................     19,650,000        20,169,350
      Klamath Cogeneration, senior lien, Refunding, 6.00%, 1/01/25 ...............................     66,060,000        67,086,572
   Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
     Pre-Refunded, 6.00%, 5/01/26 ................................................................      9,400,000        10,727,374
   Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Linfield
     College Project, Series A, 6.75%, 10/01/25 ..................................................      5,220,000         5,824,789
                                                                                                                     --------------
                                                                                                                        130,883,459
                                                                                                                     --------------
   PENNSYLVANIA 5.9%
   Allegheny County Hospital Development Authority Revenue, Health System,
      Series A, MBIA Insured, 6.50%, 11/15/30 ....................................................     10,000,000        11,740,400
      Series B, 8.65%, 11/15/05 ..................................................................      2,000,000         2,036,080
      Series B, 9.25%, 11/15/15 ..................................................................     24,000,000        29,230,800
      Series B, 9.25%, 11/15/22 ..................................................................     24,000,000        29,102,160
   Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
      6.10%, 7/15/20 .............................................................................      5,500,000         5,828,405
      Series A, 6.70%, 12/01/20 ..................................................................      9,400,000         9,550,400
   Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ..................      3,125,000         3,371,187
   Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
     Asbury Health Center Project, Refunding, 7.40%, 12/01/15 ....................................      5,250,000         5,370,855
   Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
      6.10%, 1/01/06 .............................................................................      2,140,000         2,167,906
      6.50%, 1/01/08 .............................................................................        425,000           444,609
      6.10%, 7/01/13 .............................................................................     20,500,000        21,525,410
      6.20%, 7/01/19 .............................................................................      9,500,000         9,889,975


                                        Quarterly Statements of Investments | 75

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Lancaster IDAR, Garden Spot Village Project, Series A, 7.625%, 5/01/31 ........................    $ 1,650,000    $    1,805,677
   Lehigh County IDA, PCR,
      Pennsylvania Power and Light Co. Project, Refunding, Series A, MBIA Insured,
      Pre-Refunded, 6.15%, 8/01/29 ...............................................................      4,000,000         4,100,880
      Pennsylvania Power and Light Electrical Utilities Corp. Project, Refunding, Series A,
       FGIC Insured, 4.70%, 9/01/29 ..............................................................     19,000,000        19,340,860
   Pennsylvania Convention Center Authority Revenue, Refunding, Series A,
      6.60%, 9/01/09 .............................................................................     16,000,000        16,328,800
      6.70%, 9/01/14 .............................................................................     20,760,000        21,191,808
      6.75%, 9/01/19 .............................................................................     15,800,000        16,130,536
   Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Reliant
     Energy Seward, Series A, 6.75%, 12/01/36 ....................................................     65,000,000        69,929,600
   Pennsylvania EDA Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%,
     12/01/15 ....................................................................................     10,000,000        10,405,000
   Pennsylvania State Higher Educational Facilities Authority Health Services Revenue, Allegheny
    Delaware Valley Obligation Group, Series A, MBIA Insured, 5.875%, 11/15/16 ...................     13,000,000        13,645,840
   Philadelphia IDA Health Care Facility Revenue, Pauls Run, Series A, 5.85%, 5/15/13 ............      2,200,000         2,264,526
   Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.75%,
     12/01/21 ....................................................................................      3,000,000         3,245,700
   South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital
     Project, Series A, MBIA Insured, 5.75%, 7/01/16 .............................................      8,130,000         8,515,525
   State Public School Building Authority School Revenue, Philadelphia School District Project,
     FSA Insured, 5.00%, 6/01/33 .................................................................     13,750,000        14,442,725
   Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
     6.05%, 4/01/14 ..............................................................................      5,025,000         5,152,535
                                                                                                                     --------------
                                                                                                                        336,758,199
                                                                                                                     --------------
   RHODE ISLAND 0.3%
   Rhode Island State Health and Educational Building Corp. Revenue,
      Hospital Financing, Lifespan Obligation Group, 6.50%, 8/15/32 ..............................      8,000,000         8,984,480
      Hospital Financing, Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 ................      3,500,000         3,729,005
      Landmark Medical Center, Radian Insured, 5.875%, 10/01/19 ..................................      6,000,000         6,071,340
                                                                                                                     --------------
                                                                                                                         18,784,825
                                                                                                                     --------------
   SOUTH CAROLINA 0.8%
   Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
     Opportunities Tax Hike, 5.25%, 12/01/29 .....................................................     16,500,000        17,421,525
   Greenville County School District Installment Purchase Revenue, Building Equity Sooner
     Tomorrow, Refunding, 5.00%, 12/01/28 ........................................................     10,000,000        10,398,500
   Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
     Project, 5.00%, 12/01/26 ....................................................................     15,015,000        15,507,792
   Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue, Series B,
     6.375%, 5/15/30 .............................................................................      3,750,000         4,084,650
                                                                                                                     --------------
                                                                                                                         47,412,467
                                                                                                                     --------------


76 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE 0.1%
   Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
     Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 .........................................    $ 5,000,000    $    5,254,000
                                                                                                                     --------------
   TEXAS 2.0%
   Alliance Airport Authority Special Facilities Revenue, American Airlines Inc. Project, 7.50%,
     12/01/29 ....................................................................................     15,500,000        12,849,035
   Angelina and Neches River Authority Waste Disposal Revenue, Adjusted Temple Inland Forest
     Products, 6.95%, 5/01/23 ....................................................................      1,750,000         1,970,990
   Austin Convention Enterprises Inc. Convention Center Revenue, First Tier, Series A, 6.70%,
     1/01/32 .....................................................................................     10,000,000        10,813,000
   Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
     FSA Insured, ETM, 6.00%, 11/15/15 ...........................................................      8,750,000         9,078,387
   Brazos River Authority PCR, TXU Energy Co. Project, Refunding, Series B, 6.30%,
     7/01/32 .....................................................................................      9,000,000         9,779,670
   Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ...................................      2,515,000         2,528,631
   Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ....................      4,870,000         5,610,776
   El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir Senior
     Health,
      7.00%, 8/15/12 .............................................................................        955,000         1,034,399
      7.50%, 8/15/18 .............................................................................      2,300,000         2,521,812
      7.75%, 8/15/31 .............................................................................      3,000,000         3,296,580
   Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
     Refunding, 6.25%, 8/15/29 ...................................................................     10,975,000        11,239,388
   Matagorda County Naval District No. 1 Revenue, Centerpoint Energy Project, Refunding,
     5.60%, 3/01/27 ..............................................................................     11,000,000        11,520,520
   Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
      5.60%, 1/01/27 .............................................................................      8,640,000         8,204,371
      Series A, 5.60%, 4/01/18 ...................................................................      4,500,000         4,324,545
   Sabine River Authority PCR,
      Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 ...................      7,000,000         7,316,470
      TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 ............................      1,000,000         1,078,660
      TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 ............................      3,000,000         3,308,070
   Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
     12/01/25 ....................................................................................      7,430,000         7,614,338
                                                                                                                     --------------
                                                                                                                        114,089,642
                                                                                                                     --------------
   U.S. TERRITORIES 4.0%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue,
      Asset Backed Bonds, Refunding, 5.50%, 5/15/39 ..............................................     11,500,000        11,598,670
      Asset-Backed Bonds, Refunding, 5.625%, 5/15/43 .............................................      3,500,000         3,524,885
   District of Columbia GO,
      Refunding, Series A, 5.875%, 6/01/05 .......................................................      2,355,000         2,355,000
      Refunding, Series A, 6.00%, 6/01/07 ........................................................      8,930,000         9,212,456
      Series A, ETM, 6.00%, 6/01/07 ..............................................................      2,845,000         2,940,507
      Series A, Pre-Refunded, 6.375%, 6/01/11 ....................................................     22,770,000        24,010,510
      Series A, Pre-Refunded, 6.375%, 6/01/16 ....................................................     27,230,000        28,713,490


                                        Quarterly Statements of Investments | 77

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   District of Columbia Hospital Revenue, Medlantic Healthcare Group, Refunding, Series A,
     MBIA Insured, ETM, 5.875%, 8/15/19 ..........................................................    $ 8,850,000    $    9,337,546
   District of Columbia Revenue,
      Carnegie Endowment, 5.75%, 11/15/26 ........................................................      5,410,000         5,647,120
      Methodist Home Issue, 6.00%, 1/01/29 .......................................................      4,750,000         4,570,308
   District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
     6.50%, 5/15/33 ..............................................................................     22,000,000        24,117,060
   Northern Mariana Islands Commonwealth Ports Authority Airport Revenue, senior lien,
     Series A, 6.25%, 3/15/28 ....................................................................      8,720,000         9,128,183
   Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
     3/15/28 .....................................................................................      8,165,000         8,962,231
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 .....................     20,000,000        20,889,400
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series J, 5.00%, 7/01/34 ....................................................................     11,500,000        12,064,075
   Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125%, 7/01/29 ................     11,500,000        12,221,970
   Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
      5.75%, 10/01/13 ............................................................................     15,000,000        15,453,150
      5.875%, 10/01/18 ...........................................................................      7,000,000         7,279,370
      6.00%, 10/01/22 ............................................................................     14,500,000        15,047,810
                                                                                                                     --------------
                                                                                                                        227,073,741
                                                                                                                     --------------
   UTAH 0.0%(c)
   Carbon County Solid Waste Disposal Revenue, Laidlaw Environmental Services, Refunding,
     Series A, 7.45%, 7/01/17 ....................................................................      2,500,000         2,596,175
                                                                                                                     --------------
   VERMONT 0.3%
   Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
    Series A, AMBAC Insured, 6.00%, 12/01/23 .....................................................     15,000,000        16,927,500
                                                                                                                     --------------
   VIRGINIA 0.9%
   Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured, 5.00%,
     4/01/33 .....................................................................................      5,000,000         5,296,000
   Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
     5.00%, 6/15/30 ..............................................................................     12,255,000        13,050,840
   James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
     Landing, Series A,
     (b)5.35%, 9/01/26 ...........................................................................        750,000           757,597
     (b)5.50%, 9/01/34 ...........................................................................        750,000           756,953
   Peninsula Ports Authority Coalition Terminal Revenue, Dominion Terminal Associates,
     Refunding, 6.00%, 4/01/33 ...................................................................      9,000,000         9,820,800
   Tobacco Settlement Financing Corp. Revenue, Asset Backed,
      5.50%, 6/01/26 .............................................................................      2,500,000         2,496,900
      5.625%, 6/01/37 ............................................................................      3,000,000         2,985,000
   Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
    Westminster Canterbury Project, Series A,
      7.125%, 11/01/23 ...........................................................................      5,000,000         5,444,150
      7.25%, 11/01/32 ............................................................................      9,000,000         9,802,350
                                                                                                                     --------------
                                                                                                                         50,410,590
                                                                                                                     --------------


78 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WEST VIRGINIA 0.2%
     West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
     FGIC Insured, 5.00%, 10/01/34 ...............................................................    $10,000,000    $   10,572,000
                                                                                                                     --------------
   WISCONSIN 0.5%
   Green Bay Water System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
     11/01/29 ....................................................................................      5,000,000         5,300,150
   Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
     6.70%, 5/01/24 ..............................................................................      4,100,000         4,430,296
   Wisconsin State Health and Educational Facilities Authority Revenue,
      Fort Healthcare Inc. Project, 5.75%, 5/01/24 ...............................................      5,000,000         5,322,200
      Franciscan Skemp Medical Center Inc. Project, 6.25%, 11/15/20 ..............................      9,510,000         9,824,401
      New Castle Place Project, Series A, 7.00%, 12/01/31 ........................................      2,500,000         2,616,925
                                                                                                                     --------------
                                                                                                                         27,493,972
                                                                                                                     --------------
   WYOMING 0.2%
   Sweetwater County PCR, Idaho Power Co. Project, Refunding, Series A, 6.05%, 7/15/26 ...........     10,500,000        11,050,620
                                                                                                                     --------------
   TOTAL BONDS (COST $4,752,188,057) .............................................................                    4,988,730,561
                                                                                                                     --------------
   ZERO COUPON/STEP-UP BONDS 7.9%
   CALIFORNIA 6.5%
   Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, 1/15/22 ...................................................     49,115,000        18,942,673
      Capital Appreciation, Refunding, 1/15/31 ...................................................      4,000,000           887,600
      Capital Appreciation, Refunding, 1/15/34 ...................................................      4,500,000           831,240
      Capital Appreciation, Refunding, 1/15/36 ...................................................      4,000,000           653,520
      Convertible Capital Appreciation, Refunding, 1/15/23 .......................................     35,000,000        29,828,400
   San Francisco City and County RDA Lease Revenue, George R. Moscone Center,
      7/01/09 ....................................................................................      3,750,000         3,248,737
      7/01/10 ....................................................................................      4,500,000         3,746,835
      7/01/12 ....................................................................................      4,500,000         3,447,495
      7/01/13 ....................................................................................      4,250,000         3,093,703
      7/01/14 ....................................................................................      2,250,000         1,559,363
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
       1/15/16 ...................................................................................     22,500,000        20,719,575
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter,
       1/15/17 ...................................................................................     20,000,000        18,327,400
      junior lien, ETM, 1/01/06 ..................................................................      9,000,000         8,857,530
      junior lien, ETM, 1/01/07 ..................................................................      9,400,000         8,978,316
      junior lien, ETM, 1/01/08 ..................................................................     10,400,000         9,631,544
      junior lien, ETM, 1/01/09 ..................................................................     21,800,000        19,411,374
      junior lien, ETM, 1/01/10 ..................................................................     15,000,000        12,901,200
      junior lien, ETM, 1/01/12 ..................................................................     30,100,000        23,741,977
      junior lien, ETM, 1/01/24 ..................................................................     52,700,000        23,138,989
      junior lien, ETM, 1/01/25 ..................................................................     45,200,000        18,805,008
      junior lien, ETM, 1/01/26 ..................................................................    131,900,000        52,155,898
      junior lien, ETM, 1/01/27 ..................................................................    139,100,000        52,245,960


                                        Quarterly Statements of Investments | 79

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (cont.)
      senior lien, Refunding, Series A, 1/15/23 ..................................................    $20,000,000    $   18,075,200
      senior lien, Refunding, Series A, 1/15/24 ..................................................     20,000,000        17,959,000
                                                                                                                     --------------
                                                                                                                        371,188,537
                                                                                                                     --------------
   COLORADO 0.2%
   E-470 Public Highway Authority Revenue, Capital Appreciation,
      Series A, MBIA Insured, 9/01/28 ............................................................     15,000,000         4,857,600
      Series B, MBIA Insured, 9/01/29 ............................................................     10,000,000         2,785,900
      Series B, MBIA Insured, 9/01/30 ............................................................     17,300,000         4,538,309
      Series B, MBIA Insured, 9/01/31 ............................................................     10,000,000         2,469,700
                                                                                                                     --------------
                                                                                                                         14,651,509
                                                                                                                     --------------
   KENTUCKY 0.5%
   Kentucky Economic Development Finance Authority Health System Revenue, Norton
     Healthcare Inc., Series C, MBIA Insured, zero cpn. to 10/01/05,
      6.10% thereafter, 10/01/22 .................................................................     15,975,000        17,624,259
      6.15% thereafter, 10/01/27 .................................................................     10,000,000        10,925,000
                                                                                                                     --------------
                                                                                                                         28,549,259
                                                                                                                     --------------
   NEW YORK 0.0%(c)
   MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured,
      7/15/21 ....................................................................................        428,010           216,290
      1/15/22 ....................................................................................        649,658           318,820
                                                                                                                     --------------
                                                                                                                            535,110
                                                                                                                     --------------
   TENNESSEE 0.5%
   Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
     Mountain States Health, Refunding, Series A, MBIA Insured,
      7/01/27 ....................................................................................     19,365,000         6,751,607
      7/01/28 ....................................................................................     19,400,000         6,405,104
      7/01/29 ....................................................................................     19,365,000         6,050,982
      7/01/30 ....................................................................................     19,370,000         5,724,997
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
     Capital Appreciation, Refunding and Improvement, Series A, FSA Insured,
      1/01/25 ....................................................................................      5,000,000         1,717,250
      1/01/26 ....................................................................................      2,610,000           840,446
                                                                                                                     --------------
                                                                                                                         27,490,386
                                                                                                                     --------------
   TEXAS 0.2%
   Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, 8/15/32 ..........     51,000,000        11,075,670
                                                                                                                     --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $330,542,907) ...........................................                      453,490,471
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $5,082,730,964) .............................................                    5,442,221,032
                                                                                                                     --------------


80 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 4.6%
   BONDS 4.6%
   ALABAMA 0.3%
(d)West Jefferson IDB, PCR, Alabama Power Co. Project, Refunding, Daily VRDN and Put,
     2.95%, 6/01/28 ..............................................................................    $16,200,000    $   16,200,000
                                                                                                                     --------------
   CALIFORNIA 0.7%
(d)California State Department of Water Resources Power Supply Revenue,
      Series B-3, Daily VRDN and Put, 2.93%, 5/01/22 .............................................      3,700,000         3,700,000
      Series C-7, FSA Insured, Weekly VRDN and Put, 2.91%, 5/01/22 ...............................      4,800,000         4,800,000
(d)California State Economic Recovery Revenue, Series C-3, Daily VRDN and Put, 2.89%,
     7/01/23 .....................................................................................      2,600,000         2,600,000
(d)California State GO, Kindergarten University,
      Series A-5, Daily VRDN and Put, 2.93%, 5/01/34 .............................................     10,575,000        10,575,000
      Series B-3, Daily VRDN and Put, 2.45%, 5/01/34 .............................................      1,000,000         1,000,000
(d)Infrastructure and Economic Development Bank Insured Revenue, Rand Corp., Series B,
     AMBAC Insured, Daily VRDN and Put, 2.93%, 4/01/42 ...........................................      7,000,000         7,000,000
(d)Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series B-1, Daily VRDN and Put, 2.93%, 7/01/35 ..................................      8,000,000         8,000,000
      Series C-2, Daily VRDN and Put, 2.93%, 7/01/36 .............................................      4,500,000         4,500,000
                                                                                                                     --------------
                                                                                                                         42,175,000
                                                                                                                     --------------
   FLORIDA 0.1%
(d)Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
     Refunding, AMBAC Insured, Daily VRDN and Put, 2.97%, 12/01/15 ...............................      7,800,000         7,800,000
                                                                                                                     --------------
   GEORGIA 0.3%
(d)Athens-Clarke County Unified Government Authority Revenue, University of Georgia Athletic
     Assn. Project, Daily VRDN and Put, 2.98%, 8/01/33 ...........................................      1,900,000         1,900,000
(d)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 2.97%,
     11/01/41 ....................................................................................      3,700,000         3,700,000
(d)Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 2.92%, 11/01/15 .....................     11,800,000        11,800,000
                                                                                                                     --------------
                                                                                                                         17,400,000
                                                                                                                     --------------
   LOUISIANA 0.1%
(d)Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put, 2.92%,
     12/01/15 ....................................................................................      2,600,000         2,600,000
(d)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First
     Stage, ACES, Refunding, Daily VRDN and Put, 2.97%, 9/01/17 ..................................      2,200,000         2,200,000
                                                                                                                     --------------
                                                                                                                          4,800,000
                                                                                                                     --------------
   MARYLAND 0.1%
(d)Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured, Daily
     VRDN and Put, 2.97%, 7/01/34 ................................................................      5,125,000         5,125,000
                                                                                                                     --------------
   MICHIGAN 0.3%
(d)Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
     2.97%, 7/01/33 ..............................................................................     13,300,000        13,300,000
(d)Michigan State University Revenues, Series A, Daily VRDN and Put, 2.97%, 8/15/32 ..............        400,000           400,000
                                                                                                                     --------------
                                                                                                                         13,700,000
                                                                                                                     --------------
   MISSOURI 0.0%(c)
(d)Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
     Washington University, Series B, Daily VRDN and Put, 2.96%, 2/15/33 .........................      2,000,000         2,000,000
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 81

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW MEXICO 0.0%(c)
(d)Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put,
     2.97%, 9/01/24 ..............................................................................    $ 1,450,000    $    1,450,000
                                                                                                                     --------------
   NEW YORK 2.1%
(d)Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project,
      Series A, Daily VRDN and Put, 2.94%, 5/01/22 ...............................................      6,200,000         6,200,000
      Series A-4, Daily VRDN and Put, 2.94%, 5/01/22 .............................................      7,675,000         7,675,000
(d)Long Island Power Authority Electric System Revenue,
      Sub Series 2, Daily VRDN and Put, 2.94%, 5/01/33 ...........................................     21,500,000        21,500,000
      Sub Series 3B, Daily VRDN and Put, 2.94%, 5/01/33 ..........................................     18,300,000        18,300,000
(d)New York City GO,
      Refunding, Series H, FSA Insured, Daily VRDN and Put, 2.94%, 8/01/19 .......................      3,000,000         3,000,000
      Refunding, Series H, Sub Series H-3, Daily VRDN and Put, 2.94%, 8/01/20 ....................      1,000,000         1,000,000
      Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 2.93%, 8/15/09 .................      7,000,000         7,000,000
      Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 2.93%, 8/15/22 .................      4,500,000         4,500,000
      Sub Series A-7, Daily VRDN and Put, 2.94%, 8/01/20 .........................................      5,700,000         5,700,000
      Sub Series A-7, Daily VRDN and Put, 2.94%, 8/01/21 .........................................      1,900,000         1,900,000
      Sub Series E-3, Daily VRDN and Put, 2.94%, 8/01/23 .........................................      5,000,000         5,000,000
      Sub Series H-4, Daily VRDN and Put, 2.94%, 3/01/34 .........................................      3,800,000         3,800,000
(d)New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 2.99%,
     11/01/39 ....................................................................................      4,600,000         4,600,000
(d)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 2.94%, 6/15/18 .................     18,300,000        18,300,000
      Series G, FGIC Insured, Daily VRDN and Put, 2.94%, 6/15/24 .................................      9,300,000         9,300,000
                                                                                                                     --------------
                                                                                                                        117,775,000
                                                                                                                     --------------
   OHIO 0.0%(c)
(d)Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
     Series C, Daily VRDN and Put, 2.98%, 6/01/23 ................................................      1,900,000         1,900,000
                                                                                                                     --------------
   RHODE ISLAND 0.0%(c)
(d)Rhode Island Health and Educational Building Corp. Educational Institution Revenue,
     Portsmouth Abbey School, Daily VRDN and Put, 2.98%, 10/01/31 ................................      1,800,000         1,800,000
                                                                                                                     --------------
   TENNESSEE 0.5%
(d)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
     and Put, 2.98%,
      7/01/31 ....................................................................................     15,100,000        15,100,000
      1/01/33 ....................................................................................      3,985,000         3,985,000
      7/01/34 ....................................................................................      2,600,000         2,600,000
(d)Knox County Health Educational and Housing Facility Board Student Housing Revenue,
     Volunteer Student Housing LLC Project, Weekly VRDN and Put, 2.97%, 9/01/34 ..................      2,200,000         2,200,000
(d)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
     and Put, 2.98%, 4/01/32 .....................................................................      2,865,000         2,865,000
                                                                                                                     --------------
                                                                                                                         26,750,000
                                                                                                                     --------------


82 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA 0.1%
(d)Roanoke IDA, Hospital Revenue, Carilion Health System, Refunding, Series D, Daily VRDN
     and Put, 2.97%, 7/01/27 .....................................................................    $ 2,300,000    $    2,300,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $261,175,000) ..............................................                      261,175,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $5,343,905,964) 99.5% .................................................                    5,703,396,032
   OTHER ASSETS, LESS LIABILITIES 0.5% ...........................................................                       26,840,272
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $5,730,236,304
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 180.

(a)   Defaulted securities.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c)   Rounds to less than 0.05% of net assets.

(d) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 83

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84 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.2%
   BONDS 97.7%
   ALABAMA 5.4%
   Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
     AMBAC Insured, 5.25%, 8/15/21 ...............................................................    $ 2,490,000    $    2,697,068
   Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
     6/01/18 .....................................................................................      5,000,000         5,385,900
   Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured, 5.25%,
     6/01/32 .....................................................................................      5,000,000         5,338,300
   Bessemer, wts., XLCA Insured, 5.00%, 2/01/35 ..................................................      2,000,000         2,113,340
   Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
     12/01/32 ....................................................................................      3,000,000         3,139,200
   Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured, 5.50%,
     6/01/30 .....................................................................................      1,670,000         1,816,643
   East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
     Series A, MBIA Insured, 5.25%, 9/01/28 ......................................................      7,000,000         7,346,710
   Helena Utilities Board Water and Sewer Revenue, MBIA Insured, 5.25%,
      4/01/27 ....................................................................................      3,260,000         3,517,964
      4/01/33 ....................................................................................      4,890,000         5,240,613
   Jefferson County Sewer Revenue,
      Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 ...........     22,050,000        23,756,450
      Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 .......................................     12,690,000        14,055,317
      wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/22 .................................      5,000,000         5,277,483
   Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
     Refunding, AMBAC Insured, 6.00%, 3/01/26 ....................................................      4,000,000         4,163,880
   Muscle Shoals GO, wts., MBIA Insured, 5.50%, 8/01/30 ..........................................      2,000,000         2,192,800
   Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
     5/15/35 .....................................................................................      3,665,000         3,876,910
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................      3,000,000         3,165,600
   University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 ......................      5,975,000         6,374,787
                                                                                                                     --------------
                                                                                                                         99,458,965
                                                                                                                     --------------
   ALASKA 0.7%
   Alaska Energy Authority Power Revenue, Bradley Lake Project, BIG Insured, 6.25%,
     7/01/21 .....................................................................................          5,000             5,015
   Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 .............      3,000,000         3,188,940
   Alaska Industrial Development and Export Authority Revenue, Revolving Fund, Refunding,
     Series A, MBIA Insured, 6.125%, 4/01/27 .....................................................      5,000,000         5,340,600
   Alaska State HFC Revenue, Refunding, Series A, MBIA Insured,
      6.00%, 6/01/27 .............................................................................      5,000,000         5,067,250
      5.875%, 12/01/30 ...........................................................................        215,000           220,528
                                                                                                                     --------------
                                                                                                                         13,822,333
                                                                                                                     --------------
   ARIZONA 2.6%
   Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM, 7.70%,
     8/01/10 .....................................................................................      6,000,000         6,965,160
   Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 ...........        500,000           602,350
   Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Refunding,
     Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ................................................        300,000           381,171


                                        Quarterly Statements of Investments | 85

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
      5.75%, 1/01/25 .............................................................................    $18,000,000    $   20,201,580
      5.625%, 1/01/29 ............................................................................     12,655,000        14,135,762
   Tucson Water Revenue, Series 1994-A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 ...............      5,000,000         5,218,200
                                                                                                                     --------------
                                                                                                                         47,504,223
                                                                                                                     --------------
   ARKANSAS 1.2%
   Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
     MBIA Insured, 6.50%, 7/01/10 ................................................................      2,000,000         2,202,320
   Little Rock School District GO,
      Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ...........................................      3,970,000         4,292,602
      Series C, FSA Insured, 5.25%, 2/01/33 ......................................................      7,790,000         8,242,132
   Paragould Water and Electric Revenue, AMBAC Insured, 5.65%, 12/01/25 ..........................      1,000,000         1,102,940
   Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
     9/01/34 .....................................................................................      2,190,000         2,283,031
   University of Arkansas University Revenues, Various Facility, Fayetteville Campus,
     FGIC Insured, 5.00%, 12/01/32 ...............................................................      4,000,000         4,190,800
                                                                                                                     --------------
                                                                                                                         22,313,825
                                                                                                                     --------------
   CALIFORNIA 3.2%
   California State GO,
      AMBAC Insured, 5.00%, 2/01/33 ..............................................................      7,000,000         7,373,240
      Refunding, AMBAC Insured, 5.00%, 2/01/32 ...................................................      4,750,000         4,965,745
      Refunding, MBIA Insured, 5.00%, 2/01/31 ....................................................     20,000,000        21,037,800
      Refunding, MBIA Insured, 5.00%, 10/01/32 ...................................................      1,910,000         2,004,182
   Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..................     15,000,000        19,297,350
   Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
     5.50%, 2/01/14 ..............................................................................        250,000           286,465
   San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/20 ...................      1,035,000         1,047,907
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
     MBIA Insured, 5.25%, 1/15/30 ................................................................      4,000,000         4,206,000
                                                                                                                     --------------
                                                                                                                         60,218,689
                                                                                                                     --------------
   COLORADO 2.7%
   Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 ................................................      3,000,000         3,359,700
   Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A,
     FSA Insured, 5.125%, 12/01/17 ...............................................................      5,000,000         5,277,650
   Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
     Series A, FSA Insured, 7.25%, 7/15/17 .......................................................         27,000            27,157
   Colorado Mountain College Residence Hall Authority Revenue, MBIA Insured, Pre-Refunded,
      5.625%, 6/01/12 ............................................................................      1,900,000         1,971,136
      5.75%, 6/01/23 .............................................................................      3,000,000         3,115,980
   Colorado Springs Hospital Revenue, MBIA Insured, Pre-Refunded, 6.00%, 12/15/24 ................      2,455,000         2,547,333
   Denver City and County Airport Revenue,
      Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ..............................................      8,000,000         8,780,580
      Series E, MBIA Insured, 5.50%, 11/15/25 ....................................................      5,000,000         5,287,150
   E-470 Public Highway Authority Revenue, Refunding, Senior Series A, MBIA Insured, 5.00%,
     9/01/21 .....................................................................................      5,000,000         5,229,750


86 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Morgan County PCR, first mortgage, Public Service Co., Refunding, Series A, MBIA Insured,
     5.50%, 6/01/12 ..............................................................................    $ 1,000,000    $    1,002,620
   University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
      5.20%, 11/15/17 ............................................................................      5,425,000         5,794,985
      5.25%, 11/15/22 ............................................................................      7,800,000         8,278,062
                                                                                                                     --------------
                                                                                                                         50,672,103
                                                                                                                     --------------
   CONNECTICUT 0.2%
   Connecticut State Health and Educational Facilities Authority Revenue,
      Danbury Hospital, Series E, MBIA Insured, 6.50%, 7/01/14 ...................................        335,000           343,871
      Mansfield Nursing Home, AMBAC Insured, 6.00%, 11/01/22 .....................................      2,450,000         2,483,295
                                                                                                                     --------------
                                                                                                                          2,827,166
                                                                                                                     --------------
   FLORIDA 8.7%
   Celebration CDD Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ....................        210,000           221,216
   Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
      12/01/28 ...................................................................................     11,050,000        11,656,977
      12/01/32 ...................................................................................     13,665,000        14,361,642
   Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ...............        200,000           231,984
   Florida State Board of Education Capital Outlay GO, Public Education,
      Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 ..........................................      5,000,000         5,317,350
      Series B, FGIC Insured, 5.00%, 6/01/23 .....................................................      5,395,000         5,764,827
   Florida State Board of Education GO, Series C, MBIA Insured, 5.00%, 6/01/27 ...................      4,245,000         4,500,209
   Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC Insured,
     5.25%, 10/01/28 .............................................................................      2,500,000         2,650,125
   Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured, 6.25%,
     12/01/34 ....................................................................................      1,000,000         1,029,700
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 ................................      5,000,000         5,228,450
   Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 ............................     11,000,000        11,869,770
   Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding, MBIA Insured,
     6.05%,
      11/01/15 ...................................................................................      1,000,000         1,049,540
      11/01/20 ...................................................................................      1,000,000         1,042,750
   Lee County Solid Waste System Revenue, MBIA Insured, 5.375%, 10/01/15 .........................      2,000,000         2,054,040
   Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ..................      5,000,000         5,273,300
   Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 ..........................      1,000,000         1,012,990
   Orange County Health Facilities Authority Revenue, MBIA Insured, 6.00%, 11/01/24 ..............        260,000           260,679
   Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ........................     10,000,000        10,515,100
   Orange County Tourist Development Tax Revenue, AMBAC Insured,
      5.25%, 10/01/27 ............................................................................     10,000,000        10,764,600
      Pre-Refunded, 5.50%, 10/01/31 ..............................................................      1,000,000         1,098,160
   Orlando and Orange County Expressway Authority Expressway Revenue,
      junior lien, FGIC Insured, 6.50%, 7/01/10 ..................................................        100,000           115,603
      junior lien, FGIC Insured, 6.50%, 7/01/12 ..................................................        225,000           269,953
      Series B, AMBAC Insured, 5.00%, 7/01/35 ....................................................     20,000,000        21,057,800
   Osceola County School Board COP, Series A, AMBAC Insured, 5.25%, 6/01/27 ......................     13,000,000        14,073,150
   Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
     12/01/33 ....................................................................................      2,185,000         2,307,207


                                        Quarterly Statements of Investments | 87

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
     5.00%, 11/15/30 .............................................................................    $ 4,000,000    $    4,163,040
   Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ...........................      5,000,000         5,282,050
   Port Saint Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ................................      8,420,000         8,924,526
   Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
     11/01/15 ....................................................................................        245,000           320,198
   Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...................      2,000,000         2,274,840
   Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ...........      2,000,000         2,293,660
   Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical University,
     Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 .........................................      3,500,000         3,774,470
                                                                                                                     --------------
                                                                                                                        160,759,906
                                                                                                                     --------------
   GEORGIA 7.2%
   Athens Housing Authority Student Housing Lease Revenue, University of Georgia, East
     Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 ...........................................      6,000,000         6,298,020
   Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ........     13,750,000        15,286,012
   Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 ..........................................      3,775,000         3,966,053
   Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
      5.00%, 11/01/29 ............................................................................      4,750,000         4,927,697
      Pre-Refunded, 5.00%, 11/01/29 ..............................................................      5,250,000         5,685,435
   Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
     10/01/14 ....................................................................................      1,535,000         1,850,197
   Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, Refunding,
     2nd Series, AMBAC Insured, 5.25%, 5/01/34 ...................................................      5,000,000         5,065,200
   Cherokee County Water and Sewage Authority Revenue,
      FGIC Insured, 5.00%, 8/01/27 ...............................................................      1,500,000         1,589,415
      MBIA Insured, 6.90%, 8/01/18 ...............................................................         15,000            15,084
   Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 .............      3,500,000         3,721,655
   Fulton County Development Authority Revenue, Georgia Technical Athletic Assn., Refunding,
     AMBAC Insured, 5.125%, 10/01/32 .............................................................      9,000,000         9,483,750
   Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
     Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ...................................     15,000,000        16,362,300
   Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
     2/01/30 .....................................................................................      3,500,000         3,915,835
   Macon-Bibb County Urban Development Authority Revenue, MFH, Refunding, Series A,
     MBIA Insured, 5.55%, 1/01/24 ................................................................      1,590,000         1,649,657
   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
     MBIA Insured, 5.00%,
      7/01/27 ....................................................................................     13,470,000        14,234,423
      7/01/28 ....................................................................................     14,175,000        14,979,431
      7/01/32 ....................................................................................      8,575,000         9,010,353
   Rockdale County Water and Sewer Authority Revenue, Refunding, Series A, MBIA Insured,
     Pre-Refunded, 5.375%, 7/01/29 ...............................................................      6,350,000         7,025,704
   South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
     5.00%, 1/01/33 ..............................................................................      8,000,000         8,400,880
                                                                                                                     --------------
                                                                                                                        133,467,101
                                                                                                                     --------------


88 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   HAWAII 0.9%
   Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
      5/01/12 ....................................................................................    $ 1,000,000    $    1,139,080
      5/01/13 ....................................................................................      1,000,000         1,149,210
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
      Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ....................      2,000,000         2,076,740
      St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ........................      3,745,000         3,757,321
   Honolulu City and County GO, Series C, FGIC Insured, 5.00%, 7/01/20 ...........................      6,250,000         6,659,938
   Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 ........................      1,755,000         2,006,316
                                                                                                                     --------------
                                                                                                                         16,788,605
                                                                                                                     --------------
   ILLINOIS 0.8%
   Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured, 5.25%,
     12/01/30 ....................................................................................      2,000,000         2,128,520
   Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
     1/01/09 .....................................................................................        320,000           353,994
   Illinois Health Facilities Authority Revenue,
      Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
       11/15/28 ..................................................................................      5,000,000         5,200,850
      Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ..............................................         50,000            61,083
   Macon County and Decatur COP, Decatur Public Building Commission, FGIC Insured, 6.50%,
     1/01/06 .....................................................................................        300,000           306,378
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
     Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 .......................      4,225,000         4,409,548
   Onterie Center HFC Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ..................      2,000,000         2,012,440
   Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ...........        300,000           385,356
                                                                                                                     --------------
                                                                                                                         14,858,169
                                                                                                                     --------------
   KANSAS 0.1%
   Cowley and Shawnee Counties SFMR, GNMA Secured, 7.35%, 12/01/11 ...............................        115,000           116,153
   Kansas State Development Finance Authority Health Facility Revenue, MBIA Insured, 5.80%,
     11/15/21 ....................................................................................      1,330,000         1,380,886
                                                                                                                     --------------
                                                                                                                          1,497,039
                                                                                                                     --------------
   KENTUCKY 0.5%
   Jefferson County Capital Projects Corp. Revenue, Lease, MBIA Insured,
      5.375%, 6/01/22 ............................................................................      2,000,000         2,122,540
      5.50%, 6/01/28 .............................................................................        750,000           798,510
   Kenton County Water District No. 1 Waterworks Revenue, Series B, FGIC Insured,
     Pre-Refunded, 5.70%, 2/01/20 ................................................................      1,250,000         1,281,325
   Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
     Series A, MBIA Insured, 5.50%, 5/15/34 ......................................................      5,000,000         5,512,250
                                                                                                                     --------------
                                                                                                                          9,714,625
                                                                                                                     --------------
   LOUISIANA 0.9%
   Louisiana Local Government Environmental Facilities CDA Revenue, Parking Facilities Corp. .....
     Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ...................................      5,485,000         5,886,776
   Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ............     10,000,000        10,486,700
                                                                                                                     --------------
                                                                                                                         16,373,476
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 89

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MAINE 0.1%
   Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
     FSA Insured,
      6.20%, 7/01/25 .............................................................................    $   100,000    $      102,240
      Pre-Refunded, 6.20%, 7/01/25 ...............................................................      1,915,000         1,958,700
                                                                                                                     --------------
                                                                                                                          2,060,940
                                                                                                                     --------------
   MARYLAND 1.8%
   Baltimore Project Revenue,
      Wastewater Projects, Refunding, FGIC Insured, 5.125%, 7/01/42 ..............................     11,000,000        11,596,420
      (a)Wastewater Projects, Series B, MBIA Insured, 5.00%, 7/01/30 .............................      8,500,000         9,061,000
      (a)Wastewater Projects, Series B, MBIA Insured, 5.00%, 7/01/35 .............................      5,000,000         5,317,300
   Baltimore Revenue, Wastewater Project, Series A, FSA Insured, Pre-Refunded, 5.75%,
     7/01/30 .....................................................................................      5,880,000         6,606,709
   Maryland State Health and Higher Educational Facilities Authority Revenue, University of
     Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 .............................        200,000           266,886
                                                                                                                     --------------
                                                                                                                         32,848,315
                                                                                                                     --------------
   MASSACHUSETTS 4.2%
   Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%, 3/01/18 ........      1,125,000         1,188,067
   Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
      ETM, 5.00%, 8/01/27 ........................................................................      3,535,000         3,879,875
      Pre-Refunded, 5.00%, 8/01/27 ...............................................................        855,000           946,989
   Massachusetts State Health and Educational Facilities Authority Revenue,
      Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ............................     10,000,000        10,500,400
      Caregroup Issue, Series A, MBIA Insured, 5.00%, 7/01/25 ....................................      4,250,000         4,429,520
      Caregroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ......................        750,000           843,045
      Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 ........................      5,000,000         5,226,300
      Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ..............................      3,000,000         3,160,710
      Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 .......................      1,000,000         1,011,480
      Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ........................      9,700,000        10,189,365
      Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ..................................      8,000,000         8,460,400
   Massachusetts State Industrial Finance Agency Revenue, Suffolk University, AMBAC Insured,
     5.25%, 7/01/17 ..............................................................................      3,000,000         3,181,260
   Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
     MBIA Insured, 5.625%,
      7/01/20 ....................................................................................      1,590,000         1,668,944
      7/01/21 ....................................................................................      1,560,000         1,635,863
      7/01/23 ....................................................................................      2,155,000         2,254,496
      7/01/24 ....................................................................................      2,910,000         3,041,387
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
     Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..........................................      2,100,000         2,173,521
   Massachusetts State Water Resource Authority Revenue, Refunding, Series J, FSA Insured,
     5.00%, 8/01/32 ..............................................................................     13,500,000        14,127,210
                                                                                                                     --------------
                                                                                                                         77,918,832
                                                                                                                     --------------


90 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN 10.6%
   Allen Park Public School District GO, School Building and Site, MBIA Insured, 5.00%,
     5/01/33 .....................................................................................    $ 8,430,000    $    8,868,023
   Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
     11/01/33 ....................................................................................      8,135,000         8,623,344
   Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 .................      8,650,000         9,149,191
   Chippewa Valley Schools GO, Refunding, AMBAC Insured, Pre-Refunded, 5.00%,
     5/01/27 .....................................................................................      1,000,000         1,058,190
   Detroit City School District GO, Series A, FSA Insured, 5.125%, 5/01/31 .......................      6,500,000         6,857,175
   Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ......................     12,390,000        13,125,718
   Detroit Sewage Disposal Revenue, senior lien, Refunding, Series A,
      FGIC Insured, 5.125%, 7/01/31 ..............................................................      6,000,000         6,294,780
      FSA Insured, 5.00%, 7/01/32 ................................................................     10,000,000        10,507,900
   Detroit Water Supply System Revenue, senior lien, Series A,
      FGIC Insured, 5.25%, 7/01/33 ...............................................................      9,815,000        10,405,667
      FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .................................................     10,185,000        11,347,516
      MBIA Insured, 5.00%, 7/01/34 ...............................................................     10,150,000        10,708,149
   Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/27 ..................      7,250,000         7,828,478
   Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 ....................     10,000,000        10,582,800
   Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A,
     AMBAC Insured, 5.25%, 6/01/17 ...............................................................        500,000           523,075
   Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist Hospital,
     Refunding and Improvement, MBIA Insured, 5.875%, 5/15/26 ....................................      5,500,000         5,765,540
   Marquette City Hospital Finance Authority Revenue, Marquette General Hospital, Series D,
     FSA Insured, Pre-Refunded, 6.10%, 4/01/19 ...................................................      5,000,000         5,234,550
   Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
     10/01/23 ....................................................................................      5,095,000         5,382,918
   Michigan State Hospital Finance Authority Revenue,
      Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 ............      2,000,000         2,106,600
      Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 .................     10,000,000        10,437,200
      St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ...............      2,500,000         2,682,325
   Michigan State Strategic Fund Ltd. Obligation Revenue, Collateral, The Detroit Edison Co.,
     Fund, Pollution, Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21 ........................        250,000           333,760
   Michigan State Strategic Fund Resources Recovery Ltd. Obligation Revenue, Detroit
     Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .............     10,000,000        10,618,900
   Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
     11/01/30 ....................................................................................     20,000,000        22,309,800
   Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
     MBIA Insured, 5.25%, 11/15/31 ...............................................................      4,000,000         4,230,440
   Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 .............      3,400,000         3,643,270
   Yale Public Schools District GO, FSA Insured, 5.375%, 5/01/27 .................................      3,845,000         4,001,645
   Zeeland Public Schools GO, Refunding, MBIA Insured, 5.25%, 5/01/24 ............................      3,180,000         3,299,218
                                                                                                                     --------------
                                                                                                                        195,926,172
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 91

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA 4.1%
   Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%,
     1/20/31 .....................................................................................    $ 2,000,000    $    2,056,600
   Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 ................................      2,475,000         2,623,673
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Series C, FGIC
     Insured, 5.25%,
      1/01/26 ....................................................................................      8,000,000         8,544,720
      1/01/32 ....................................................................................      4,500,000         4,780,890
   Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
     4.625%, 2/01/17 .............................................................................      1,635,000         1,713,235
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
      Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .........................................        180,000           194,150
      Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ......................................     12,100,000        13,144,230
   Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
     2/01/22 .....................................................................................        210,000           214,166
   Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 ......................................      7,340,000         7,816,219
   Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 .............................     11,850,000        13,278,992
   South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
      2/01/22 ....................................................................................     10,970,000        11,691,168
      2/01/23 ....................................................................................      6,000,000         6,379,980
   Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 .........................................      2,915,000         3,152,747
                                                                                                                     --------------
                                                                                                                         75,590,770
                                                                                                                     --------------
   MISSISSIPPI 0.0%(b)
   Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
     Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ...........................................        200,000           265,882
                                                                                                                     --------------
   MISSOURI 0.2%
   St. Louis Municipal Finance Corp. Leasehold Revenue, City Justice Center, Series A,
     AMBAC Insured, Pre-Refunded, 5.95%, 2/15/16 .................................................      2,000,000         2,083,500
   St. Louis School District GO, FGIC Insured, Pre-Refunded, 6.00%, 4/01/12 ......................      1,330,000         1,346,040
                                                                                                                     --------------
                                                                                                                          3,429,540
                                                                                                                     --------------
   MONTANA 0.5%
   Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
     ETM, 6.875%, 6/01/20 ........................................................................      8,500,000         9,292,370
                                                                                                                     --------------
   NEBRASKA 0.2%
   Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
     MBIA Insured, ETM, 6.70%, 6/01/22 ...........................................................      2,500,000         3,150,875
   Nebraska Educational Finance Authority Revenue, Creighton University Project,
     AMBAC Insured, 5.95%, 1/01/11 ...............................................................      1,000,000         1,027,390
                                                                                                                     --------------
                                                                                                                          4,178,265
                                                                                                                     --------------
   NEVADA 0.9%
   Carson City Hospital Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.40%, 3/01/17 ...........      1,000,000         1,052,920
   Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ......................................        250,000           311,798
   Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 .......................      4,000,000         4,684,360
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
     Project, first tier, AMBAC Insured, 5.625%, 1/01/34 .........................................      5,000,000         5,479,650
   Truckee Meadows Water Authority Revenue, Series A, FSA Insured, 5.125%, 7/01/30 ...............      5,000,000         5,270,350
                                                                                                                     --------------
                                                                                                                         16,799,078
                                                                                                                     --------------


92 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY 2.1%
   Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
     AMBAC Insured, 6.00%, 12/01/20 ..............................................................    $ 2,525,000    $    2,612,037
   Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 ............................................      3,575,000         3,793,111
   New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
     5.00%, 9/01/34 ..............................................................................      1,500,000         1,575,150
   New Jersey EDA Revenue,
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ....................      3,450,000         3,677,872
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ....................     21,250,000        22,472,087
      Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ..........................      4,000,000         4,244,240
   New Jersey State Turnpike Authority Turnpike Revenue,
      Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 .........................................         70,000            84,256
      Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ......................................        230,000           277,776
                                                                                                                     --------------
                                                                                                                         38,736,529
                                                                                                                     --------------
   NEW MEXICO 0.1%
   Gallup PCR, Plains Electric Generation, Refunding, MBIA Insured, 6.65%, 8/15/17 ...............      2,000,000         2,010,800
                                                                                                                     --------------
   NEW YORK 7.0%
   Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 .................        900,000         1,043,856
   Dutchess County IDA Civic Facilities Revenue, Bard College Project, AMBAC Insured,
     5.375%, 6/01/27 .............................................................................      3,945,000         4,190,694
   MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 ..........................................     20,000,000        21,186,200
   MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 ..........................      7,000,000         7,343,980
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 5.75%, 8/01/29 ................................................................      5,000,000         5,620,150
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ..........................................     10,405,000        10,906,521
      Series B, AMBAC Insured, 5.25%, 6/15/29 ....................................................      5,000,000         5,241,000
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ..........................................      2,230,000         2,352,070
      Series A, FGIC Insured, 5.125%, 8/01/33 ....................................................     14,590,000        15,503,188
   New York City Trust Cultural Resources Revenue, New York Botanical Garden, MBIA Insured,
     5.80%, 7/01/26 ..............................................................................      2,000,000         2,080,660
   New York State Dormitory Authority Revenues,
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%,
       8/15/31 ...................................................................................      6,310,000         6,689,168
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       5.25%, 8/15/31 ............................................................................      8,690,000         9,707,988
      Pace University, MBIA Insured, 5.70%, 7/01/22 ..............................................      7,500,000         8,044,200
      Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ...................................      2,500,000         2,683,900
      St. John's University, MBIA Insured, Pre-Refunded, 5.70%, 7/01/26 ..........................     15,000,000        15,760,950
      Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 .....................................      4,000,000         4,218,680
   Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
     11/15/32 ....................................................................................      5,000,000         5,253,500
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Refunding,
     Series A, FSA Insured, 5.125%, 10/01/26 .....................................................      1,495,000         1,565,654
                                                                                                                     --------------
                                                                                                                        129,392,359
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 93

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA 0.8%
   Asheville Water System Revenue, FGIC Insured, 5.70%, 8/01/25 ..................................    $ 1,000,000    $    1,050,570
   North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
     AMBAC Insured, 5.00%, 6/01/17 ...............................................................      5,000,000         5,247,750
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
     ETM, 6.50%, 1/01/10 .........................................................................         20,000            22,908
   Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
      11/01/25 ...................................................................................      5,000,000         5,271,350
      11/01/31 ...................................................................................      4,000,000         4,185,200
                                                                                                                     --------------
                                                                                                                         15,777,778
                                                                                                                     --------------
   NORTH DAKOTA 0.3%
   Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
     MBIA Insured, 5.625%, 8/15/27 ...............................................................      5,390,000         5,721,755
                                                                                                                     --------------
   OHIO 6.9%
   Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
     12/01/33 ....................................................................................      5,000,000         5,276,000
   Cleveland Airport System Revenue, Series A, FSA Insured,
      5.125%, 1/01/27 ............................................................................      4,000,000         4,099,640
      5.00%, 1/01/31 .............................................................................     15,405,000        15,996,090
   Cleveland Waterworks Revenue,
      Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/23 ...........................      1,580,000         1,654,339
      Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/23 ........................................      1,170,000         1,241,440
   Columbus City School District GO, School Facilities Construction and Improvement,
     FGIC Insured, 5.00%,
      12/01/28 ...................................................................................      8,000,000         8,464,160
      12/01/31 ...................................................................................     10,295,000        10,863,696
   Elyria GO, FGIC Insured, Pre-Refunded, 5.40%, 12/01/17 ........................................      2,400,000         2,530,920
   Hamilton County Sales Tax Revenue, Hamilton County Football, Project B, MBIA Insured,
     5.00%, 12/01/27 .............................................................................      3,250,000         3,406,325
   Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.15%,
     10/15/17 ....................................................................................      3,015,000         3,256,351
   Licking Heights Local School District GO, School Facilities Construction and Improvements,
     Series A, FGIC Insured, 5.625%, 12/01/28 ....................................................      3,465,000         3,857,584
   Lucas County Hospital Revenue, Promedica Healthcare Obligation Group, Refunding,
     AMBAC Insured, 5.375%, 11/15/29 .............................................................      5,000,000         5,393,800
   Maumee City School District GO, School Facilities Construction and Improvements,
     FSA Insured, 5.00%, 12/01/27 ................................................................      3,250,000         3,455,627
   Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ...................      7,500,000         8,184,825
   Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 ....................................      3,230,000         3,452,095
   Ohio State Turnpike Commission Turnpike Revenue, Series A, MBIA Insured,
     Pre-Refunded, 5.50%, 2/15/26 ................................................................     12,000,000        12,463,920
   Olentangy Local School District GO, School Facilities Construction and Improvement,
     Series A, FGIC Insured, 5.25%, 12/01/32 .....................................................     11,450,000        12,423,250
   Reynoldsburg City School District GO, School Facilities Construction and Improvement,
     FSA Insured, 5.00%, 12/01/31 ................................................................      4,000,000         4,238,800
   Springfield City School District GO, FGIC Insured, 5.20%, 12/01/23 ............................      3,860,000         4,217,166
   Streetsboro City School District GO, School Improvement, MBIA Insured, 5.125%,
     12/01/21 ....................................................................................      3,700,000         3,960,036


94 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
     5.00%, 12/01/32 .............................................................................    $ 4,000,000    $    4,223,720
   University of Cincinnati COP, University Center Project, MBIA Insured, Pre-Refunded,
     5.125%, 6/01/24 .............................................................................      2,950,000         3,079,210
   West Holmes Local School District GO, MBIA Insured, Pre-Refunded, 5.375%, 12/01/17 ............      3,100,000         3,280,017
                                                                                                                     --------------
                                                                                                                        129,019,011
                                                                                                                     --------------
   OKLAHOMA 0.1%
   McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 .............................        300,000           365,127
   Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
     MBIA Insured, 6.20%, 3/01/20 ................................................................      1,625,000         1,782,706
                                                                                                                     --------------
                                                                                                                          2,147,833
                                                                                                                     --------------
   OREGON 1.7%
   Chemeketa Community College District GO, FGIC Insured, Pre-Refunded, 5.95%,
     6/01/16 .....................................................................................      3,000,000         3,092,640
   Clackamas Community College District Revenue, MBIA Insured, Pre-Refunded, 5.80%,
     6/01/26 .....................................................................................      2,500,000         2,573,550
   Josephine County School District No. 7 GO, FGIC Insured, 5.70%, 6/01/13 .......................      5,000,000         5,274,400
   Northern Wasco County Peoples Utilities District Electric Revenue, FGIC Insured,
     Pre-Refunded, 5.625%, 12/01/22 ..............................................................      1,000,000         1,024,890
   Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
     11/15/12 ....................................................................................        700,000           721,651
   Oregon Health Sciences University Revenue,
      Series A, MBIA Insured, 5.00%, 7/01/32 .....................................................      8,000,000         8,432,720
      Series B, MBIA Insured, 5.25%, 7/01/15 .....................................................      1,500,000         1,564,710
   Oregon State Department of Administrative Services COP, Series A,
      AMBAC Insured, Pre-Refunded, 5.80%, 5/01/24 ................................................      5,000,000         5,319,700
      MBIA Insured, Pre-Refunded, 5.70%, 5/01/17 .................................................      1,000,000         1,035,810
   Port of Portland International Airport Revenue, Portland International Airport, Series 11,
     FGIC Insured, 5.625%, 7/01/26 ...............................................................      1,000,000         1,040,650
   Washington County Unified Sewer Agency Revenue, senior lien, FGIC Insured, Pre-Refunded,
     5.50%, 10/01/16 .............................................................................      1,845,000         1,927,675
                                                                                                                     --------------
                                                                                                                         32,008,396
                                                                                                                     --------------
   PENNSYLVANIA 2.0%
   Allegheny County Hospital Development Authority Revenue, Health System, Series A,
     MBIA Insured, 6.50%, 11/15/30 ...............................................................     10,000,000        11,740,400
   Beaver County GO, Series A, MBIA Insured, Pre-Refunded, 5.90%, 10/01/26 .......................      2,000,000         2,080,700
   Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
     9/01/19 .....................................................................................        500,000           605,695
   Philadelphia Airport Revenue, Philadelphia Airport System, Series A, AMBAC Insured, 6.10%,
     6/15/25 .....................................................................................      4,000,000         4,094,560
   Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
     5.00%, 8/01/32 ..............................................................................      4,000,000         4,196,400
   Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.25%, 11/01/24 ............      2,000,000         2,169,580
   Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
     Tax, AMBAC Insured, 5.25%, 2/01/31 ..........................................................      6,000,000         6,421,200


                                        Quarterly Statements of Investments | 95

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured, ETM,
     7.25%, 9/01/14 ..............................................................................    $    90,000    $      106,421
   State Public School Building Authority School Revenue, Philadelphia School District Project,
     FSA Insured, 5.00%, 6/01/33 .................................................................      5,000,000         5,251,900
                                                                                                                     --------------
                                                                                                                         36,666,856
                                                                                                                     --------------
   RHODE ISLAND 0.7%
   Providence GO, Series A, FSA Insured, Pre-Refunded, 5.70%, 7/15/19 ............................      3,000,000         3,202,560
   Rhode Island Clean Water Financing Agency Revenue, Cranston Wastewater Treatment System,
     MBIA Insured, 5.80%, 9/01/22 ................................................................      7,785,000         8,180,089
   Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
     Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 .....................................      1,750,000         1,864,502
                                                                                                                     --------------
                                                                                                                         13,247,151
                                                                                                                     --------------
   SOUTH CAROLINA 0.5%
   Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
     1/01/21 .....................................................................................        200,000           253,398
   Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
     Series A, FSA Insured, ETM, 7.125%, 7/01/17 .................................................      3,000,000         3,645,000
   South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
     Series A, AMBAC Insured, 5.20%, 11/01/27 ....................................................      5,000,000         5,378,050
   Spartanburg Sanitation Sewer District Sewer System Revenue, MBIA Insured, Pre-Refunded,
     5.50%, 6/01/27 ..............................................................................        500,000           530,240
                                                                                                                     --------------
                                                                                                                          9,806,688
                                                                                                                     --------------
   SOUTH DAKOTA 0.8%
   Brookings COP, AMBAC Insured, 5.10%, 12/01/18 .................................................      5,000,000         5,291,750
   Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 .....................................      4,800,000         4,813,536
   Sioux Falls Medical Clinic Revenue, AMBAC Insured, 8.00%, 9/01/08 .............................      1,035,000         1,047,482
   South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 ............................      2,720,000         3,257,309
                                                                                                                     --------------
                                                                                                                         14,410,077
                                                                                                                     --------------
   TENNESSEE 0.6%
   Johnson City Health and Educational Facilities Board Hospital Revenue,
      Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
        7/01/28 ..................................................................................      8,500,000         8,860,825
      Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 .................................      2,780,000         2,899,762
                                                                                                                     --------------
                                                                                                                         11,760,587
                                                                                                                     --------------
   TEXAS 10.5%
   Austin Hotel Occupancy Tax Revenue, sub. lien, Refunding, AMBAC Insured,
      5.625%, 11/15/21 ...........................................................................      2,355,000         2,570,671
      5.80%, 11/15/29 ............................................................................     13,750,000        15,119,775
   Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
      5.125%, 5/15/27 ............................................................................     11,125,000        11,703,389
      5.25%, 5/15/31 .............................................................................      5,000,000         5,281,850
   Bell County Health Facilities Development Corporate Revenue, Hospital, Cook Children's
     Medical Center, Refunding, FSA Insured, 5.30%, 12/01/23 .....................................      5,000,000         5,378,750
   Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
     6.30%, 1/01/17 ..............................................................................     12,230,000        14,149,743


96 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Dallas-Fort Worth International Airport Revenue,
      Joint Series A, FGIC Insured, 6.00%, 11/01/21 ..............................................    $ 2,210,000    $    2,418,801
      Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ..................     12,000,000        13,050,240
   Fort Bend County Levee ID No. 011 GO, AMBAC Insured, Pre-Refunded, 6.00%,
      9/01/21 ....................................................................................      1,395,000         1,406,899
      9/01/22 ....................................................................................      1,495,000         1,507,752
      9/01/23 ....................................................................................      1,610,000         1,623,733
   Harris County Health Facilities Development Corp. Revenue, Christus Health, Refunding,
     Series A, MBIA Insured, 5.375%, 7/01/29 .....................................................     22,000,000        23,511,400
   Harris County Hospital District Mortgage Revenue, AMBAC Insured,
      7.40%, 2/15/10 .............................................................................      1,055,000         1,167,896
      ETM, 7.40%, 2/15/10 ........................................................................        595,000           643,445
   Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured, 5.25%,
     11/15/30 ....................................................................................     21,325,000        22,627,744
   Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ..............      4,700,000         5,088,220
   Houston Water and Sewer System Revenue, junior lien,
      Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 ......................................     10,000,000        11,291,600
      Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 .....................................      6,800,000         7,270,560
   Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
     8/01/29 .....................................................................................      1,000,000         1,036,380
   Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
     Refunding,
      Series A, MBIA Insured, 5.25%, 11/01/29 ....................................................      3,185,000         3,326,446
      Series B, MBIA Insured, 5.15%, 11/01/29 ....................................................      2,750,000         2,886,042
   Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 .........................      4,945,000         5,197,986
   Pflugerville GO, FGIC Insured,
      5.25%, 8/01/27 .............................................................................      3,320,000         3,569,598
      5.20%, 8/01/32 .............................................................................      3,000,000         3,176,100
   Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
     AMBAC Insured, 5.45%, 2/15/25 ...............................................................      1,450,000         1,534,448
   San Antonio Water Revenue, Refunding and Improvement, MBIA Insured, 5.60%,
     5/15/21 .....................................................................................      3,250,000         3,391,992
   San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured, 5.125%,
     8/15/20 .....................................................................................      2,870,000         2,980,122
   Smithville HDC Mortgage Revenue, Smithville Retirement, Refunding, Series A,
     MBIA Insured, 6.40%, 1/01/22 ................................................................        915,000           934,389
   Southeast HDC Mortgage Revenue, Stonegate Retirement, MBIA Insured, 6.40%,
     1/01/24 .....................................................................................        980,000         1,001,903
   Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris
     Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ..................................      3,250,000         3,939,748
   Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
     Project,
      Series B, FSA Insured, 5.50%, 11/01/17 .....................................................      1,000,000         1,055,610
      Series C, FSA Insured, 5.60%, 11/01/27 .....................................................      1,430,000         1,533,403
      Series D, FSA Insured, 5.375%, 11/01/27 ....................................................      8,800,000         9,497,048
   United ISD, GO, 5.125%, 8/15/26 ...............................................................      3,000,000         3,182,190
                                                                                                                     --------------
                                                                                                                        194,055,873
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 97

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 0.0%(b)
   District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ....................    $   210,000    $      211,451
                                                                                                                     --------------
   UTAH 0.7%
   Intermountain Power Agency Power Supply Revenue, Refunding, Series B, MBIA Insured,
     5.75%, 7/01/19 ..............................................................................      3,250,000         3,485,625
   Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 .................         35,000            48,039
   Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
      8/15/21 ....................................................................................      5,000,000         5,218,950
      8/15/26 ....................................................................................      5,000,000         5,045,000
                                                                                                                     --------------
                                                                                                                         13,797,614
                                                                                                                     --------------
   VIRGINIA 1.2%
   Chesapeake IDA Public Facilities Lease Revenue, Chesapeake Jail Project, MBIA Insured,
     Pre-Refunded, 6.00%, 6/01/12 ................................................................      5,000,000         5,050,000
   Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
     Series B, FSA Insured, 5.00%, 4/01/35 .......................................................      6,000,000         6,318,960
   Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
     5/15/28 .....................................................................................      3,510,000         3,754,050
   Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.40%,
     6/01/27 .....................................................................................      3,850,000         4,111,800
   Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University
     Project, MBIA Insured,
      5.00%, 10/01/18 ............................................................................      1,000,000         1,055,420
      5.25%, 10/01/28 ............................................................................      1,420,000         1,524,512
                                                                                                                     --------------
                                                                                                                         21,814,742
                                                                                                                     --------------
   WASHINGTON 2.3%
   Klickitat County PUD No. 1 Electric Revenue, FGIC Insured, Pre-Refunded,
      5.65%, 10/01/15 ............................................................................      1,000,000         1,019,910
      5.75%, 10/01/27 ............................................................................      1,000,000         1,020,240
   Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded, 5.70%,
     12/01/15 ....................................................................................      1,000,000         1,067,660
   Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 ............................................      2,000,000         2,077,160
   Seattle Water System Revenue, FGIC Insured, 5.625%, 8/01/26 ...................................      2,000,000         2,139,500
   Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
     6.65%, 1/01/16 ..............................................................................      4,250,000         5,158,990
   Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ...........................................      3,400,000         3,560,378
   Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...................      6,000,000         6,445,860
   Washington State Health Care Facilities Authority Revenue,
      Providence Services, MBIA Insured, 5.50%, 12/01/26 .........................................      5,000,000         5,362,500
      Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 .........................     13,000,000        13,966,290
                                                                                                                     --------------
                                                                                                                         41,818,488
                                                                                                                     --------------


98 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WEST VIRGINIA 1.0%
   Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co., Series C,
     AMBAC Insured, 6.75%, 8/01/24 ...............................................................    $11,560,000    $   11,758,716
   Shepherd University Board of Governors Revenue, Residence Facilities Projects,
     MBIA Insured, 5.00%, 6/01/35 ................................................................      1,600,000         1,694,208
   West Virginia State GO, Series A, FGIC Insured, 5.00%, 11/01/21 ...............................      5,000,000         5,262,700
                                                                                                                     --------------
                                                                                                                         18,715,624
                                                                                                                     --------------
   WISCONSIN 0.2%
   Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
     FGIC Insured, 6.90%, 8/01/21 ................................................................      3,000,000         3,989,520
                                                                                                                     --------------
   WYOMING 0.5%
   Natrona County Hospital Revenue, Wyoming Medical Center Projects, AMBAC Insured,
     Pre-Refunded, 6.00%, 9/15/24 ................................................................      9,885,000        10,230,086
                                                                                                                     --------------
   TOTAL BONDS (COST $1,685,672,580) .............................................................                    1,813,925,607
                                                                                                                     --------------
   STEP-UP BONDS 1.5%
   KENTUCKY 1.5%
   Kentucky Economic Development Finance Authority Health System Revenue,
     Norton Healthcare Inc.,
      Refunding, Series C, MBIA Insured, zero cpn. to 10/01/05, 6.15% thereafter,
       10/01/26 ..................................................................................     12,195,000        13,349,866
      Series C, MBIA Insured, zero cpn. to 10/01/05, 6.05% thereafter, 10/01/20 ..................     12,760,000        14,130,424
                                                                                                                     --------------
   TOTAL STEP-UP BONDS (COST $24,462,669) ........................................................                       27,480,290
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,710,135,249) .............................................                    1,841,405,897
                                                                                                                     --------------
   SHORT TERM INVESTMENT (COST $100,000) 0.0%(b)
   BONDS 0.0%(b)
   NEW YORK 0.0%(b)
(c)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
     2.94%, 5/01/33 ..............................................................................        100,000           100,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $1,710,235,249) 99.2% .................................................                    1,841,505,897
   OTHER ASSETS, LESS LIABILITIES 0.8% ...........................................................                       14,540,521
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $1,856,046,418
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b)   Rounds to less than 0.05% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 99

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100 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.5%
   BONDS 95.2%
   KENTUCKY 83.5%
   Bellevue GO, Public Project, Harbor Greene Project, 5.00%, 2/01/34 ..............................    $ 1,065,000    $  1,116,802
   Boone County GO, Public Project, 5.00%,
      4/01/20 ......................................................................................      1,310,000       1,403,691
      4/01/21 ......................................................................................      1,000,000       1,066,560
   Boone County PCR, Dayton Power and Light Co., Collateralized, Refunding, Series A, 6.50%,
     11/15/22 ......................................................................................        710,000         726,699
   Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured,
     5.00%,
      12/01/22 .....................................................................................      1,200,000       1,278,024
      12/01/27 .....................................................................................      2,000,000       2,110,060
   Bowling Green ISD, Finance Corp. School Building Revenue, 5.75%, 1/01/20 ........................      1,140,000       1,262,425
   Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue, Series A,
     FSA Insured, 5.00%,
      8/01/19 ......................................................................................      1,500,000       1,602,195
      8/01/24 ......................................................................................      2,000,000       2,115,700
   Christian County Hospital Revenue, Jennie Stuart Medical Center, Series A, 6.00%,
      7/01/17 ......................................................................................      1,000,000       1,046,000
   Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
      5.125%, 8/01/20 ..............................................................................      1,015,000       1,094,150
   Elizabethtown Public Properties Holding Inc. Revenue, First Mortgage, Administrative Office of
      the Courts, Judicial Facilities Project, MBIA Insured, 5.20%, 4/01/22 ........................      2,000,000       2,122,840
   Fayette County School District Finance Corp. School Building Revenue,
      5.50%, 9/01/18 ...............................................................................      2,500,000       2,734,375
      Refunding, Series B, FSA Insured, 4.00%, 1/01/17 .............................................      1,525,000       1,552,938
      Series A, AMBAC Insured, 5.25%, 4/01/20 ......................................................      2,160,000       2,339,582
   Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 ............................      1,000,000       1,044,470
   Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
     Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 .............................................        405,000         405,138
   Hancock County Solid Waste Disposal Revenue, Willamette Industries Inc. Project, 6.60%,
     5/01/26 .......................................................................................      1,000,000       1,037,600
   Hardin County School District Finance Corp. School Building Revenue, 5.75%, 2/01/20 .............      1,500,000       1,660,080
   Hardin County Water District No. 2, Water System Revenue, Series A, AMBAC Insured, 5.00%,
     1/01/31 .......................................................................................      2,620,000       2,721,263
   Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured, 5.00%,
     3/01/25 .......................................................................................      1,330,000       1,401,434
   Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%,
     1/01/28 .......................................................................................      2,035,000       2,083,982
   Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
     Refunding, AMBAC Insured, 5.75%, 1/01/26 ......................................................      1,000,000       1,056,970
   Jefferson County PCR, DuPont, Series A, 6.30%, 7/01/12 ..........................................        450,000         460,395
   Jefferson County School District Finance Corp. School Building Revenue,
      Series A, FSA Insured, 5.25%, 7/01/18 ........................................................      1,500,000       1,610,370
      Series C, MBIA Insured, 4.00%, 9/01/17 .......................................................      1,535,000       1,562,277
   Jessamine County School District Finance Corp. School Building Revenue, 5.50%, 1/01/21 ..........      2,500,000       2,588,600


                                       Quarterly Statements of Investments | 101

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STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Kenton County Airport Board Revenue,
      Cincinnati/Northern Kentucky International Airport, Series B, MBIA Insured, 5.75%,
       3/01/13 .....................................................................................    $ 1,230,000    $  1,278,991
      Special Facilities, Delta Airlines Inc. Project, Series A, 7.50%, 2/01/20 ....................        445,000         394,782
      Special Facilities, Delta Airlines Inc. Project, Series A, 7.125%, 2/01/21 ...................        325,000         274,771
      Special Facilities, Delta Airlines Inc. Project, Series B, 7.25%, 2/01/22 ....................        445,000         379,033
   Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
      6.00%, 6/01/30 ...............................................................................      2,000,000       2,200,800
      Series C, 6.00%, 6/01/30 .....................................................................      1,285,000       1,446,961
      Series E, 5.70%, 6/01/22 .....................................................................      1,000,000       1,116,830
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
     Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ..................      2,000,000       1,949,980
   Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
     Refunding and Improvement, Series A, 5.00%, 12/01/18 ..........................................      2,000,000       2,082,300
   Kentucky Infrastructure Authority Revenue,
      Infrastructure Revolving Fund Program, Series J, Pre-Refunded, 6.375%, 6/01/14 ...............        500,000         510,000
      Series A, 5.00%, 6/01/19 .....................................................................      1,140,000       1,216,494
      Series A, 5.00%, 6/01/20 .....................................................................      1,250,000       1,330,425
      Series A, 5.00%, 6/01/21 .....................................................................      1,190,000       1,263,292
   Kentucky Rural Water Finance Corp. Public Project Revenue,
      Flexible Term Program, Series A, 5.00%, 2/01/26 ..............................................      1,055,000       1,111,864
      Multimodal Flexible Term Program H, 5.00%, 2/01/34 ...........................................      1,500,000       1,576,875
   Kentucky State Property and Buildings Commission Revenues,
      Project No. 62, Refunding, 2nd Series, 5.25%, 10/01/18 .......................................      3,540,000       3,848,299
      Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 ...................................      1,535,000       1,688,408
      Project No. 69, Refunding, Series A, FSA Insured, 5.00%, 8/01/21 .............................      2,300,000       2,533,795
      Project No. 77, Refunding, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 ........................        280,000         311,259
      Project No. 77, Refunding, MBIA Insured, 5.00%, 8/01/23 ......................................        820,000         911,545
   Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Project,
     Series A, AMBAC Insured, 5.00%, 7/01/25 .......................................................      2,000,000       2,150,740
   Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 .............................      1,730,000       1,831,309
   Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
     Series A, FGIC Insured, 5.00%, 5/15/30 ........................................................      2,750,000       2,876,803
   Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 ................      3,290,000       3,450,124
   Louisville Waterworks Board Water System Revenue, Louisville Water Co.,
      FSA Insured, 5.50%, 11/15/25 .................................................................      2,000,000       2,191,680
      Refunding, FSA Insured, 5.25%, 11/15/24 ......................................................      2,500,000       2,699,875
   Madison County School District Finance Corp. School Building Revenue, MBIA Insured, 4.00%,
     2/01/22 .......................................................................................      1,315,000       1,282,112
   McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A, MBIA Insured,
     6.40%, 11/01/07 ...............................................................................        500,000         511,890
   Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 ................................      1,500,000       1,580,415
   Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 .................      1,270,000       1,322,222
   Oldham County School District Finance Corp. School Building Revenue, MBIA Insured, 5.00%,
     5/01/24 .......................................................................................      5,680,000       6,075,669
   Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing Trust,
     Series A, 6.50%, 3/01/19 ......................................................................      1,050,000       1,055,597


102 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Russell Health System Revenue,
      Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 .........................................    $   800,000    $    869,120
      Pre-Refunded, 8.10%, 7/01/15 .................................................................        145,000         155,701
      Pre-Refunded, 8.10%, 7/01/15 .................................................................        140,000         147,790
                                                                                                                       ------------
                                                                                                                         96,832,371
                                                                                                                       ------------
   U. S. TERRITORIES 11.7%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
     Refunding, 5.375%, 5/15/33 ....................................................................      1,865,000       1,885,832
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.125%, 7/01/31 ..............................................................................      3,125,000       3,264,906
      Pre-Refunded, 5.125%, 7/01/31 ................................................................      1,875,000       2,081,625
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, 5.375%, 7/01/36 .....................................................................      2,500,000       2,695,625
   Puerto Rico PBA Revenue, Government Facilities, Series D,
      5.25%, 7/01/36 ...............................................................................        455,000         482,832
      Pre-Refunded, 5.25%, 7/01/36 .................................................................        995,000       1,109,903
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ........      2,000,000       2,120,300
                                                                                                                       ------------
                                                                                                                         13,641,023
                                                                                                                       ------------
    TOTAL BONDS (COST $103,635,682) ................................................................                    110,473,394
                                                                                                                       ------------
   ZERO COUPON/STEP-UP BONDS 1.3%
   KENTUCKY 1.3%
   Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc., Series C,
     MBIA Insured, zero cpn. to 10/01/05, 6.15% thereafter,
      10/01/24 .....................................................................................        405,000         446,342
      10/01/25 .....................................................................................        935,000       1,027,677
                                                                                                                       ------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $1,313,131) ...............................................                      1,474,019
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $104,948,813) .................................................                    111,947,413
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 0.8%
   BONDS 0.8%
   KENTUCKY 0.7%
(a)Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 2.97%, 6/01/32 ..............        780,000         780,000
                                                                                                                       ------------
   U.S. TERRITORIES 0.1%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 2.85%, 12/01/15 ..........................................................        200,000         200,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $980,000) ....................................................                        980,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $105,928,813) 97.3% .....................................................                    112,927,413
   OTHER ASSETS, LESS LIABILITIES 2.7% .............................................................                      3,086,543
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $116,013,956
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 103

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104 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.5%
   BONDS 97.5%
   LOUISIANA 92.8%
   Bossier City Public Improvement Sales and Use Tax Revenue,
      FGIC Insured, 5.00%, 12/01/19 ................................................................    $ 1,145,000    $  1,206,223
      Refunding, FGIC Insured, 5.00%, 12/01/21 .....................................................      1,875,000       1,975,725
      Refunding, FGIC Insured, 5.00%, 12/01/22 .....................................................      1,515,000       1,594,886
   Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 .........................      1,900,000       2,038,814
   Calcasieu Parish Public Trust Authority SFMR, Series A, GNMA Secured, 6.40%, 4/01/32 ............         10,000          10,000
   Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
     Project, MBIA Insured, 5.25%,
      5/01/21 ......................................................................................      1,505,000       1,629,072
      5/01/33 ......................................................................................      2,500,000       2,659,650
   De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
     5.65%, 12/01/21 ...............................................................................      1,000,000       1,033,180
   De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%,
     9/01/29 .......................................................................................     11,500,000      12,834,230
   Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A, FHA
     Insured, ETM, 7.20%, 8/01/10 ..................................................................      1,380,000       1,640,613
   East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding, Series A,
     6.10%, 10/01/29 ...............................................................................        310,000         319,449
   East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25 ............      3,325,000       3,549,836
   East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement,
      Series ST, FGIC Insured, 5.00%, 2/01/20 ......................................................      1,000,000       1,058,670
      Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24 ...........................................      2,000,000       2,142,300
   Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
     AMBAC Insured, 5.00%, 7/15/33 .................................................................      5,000,000       5,216,550
   Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
     11/01/27 ......................................................................................      5,000,000       5,284,450
   Jefferson Parish Revenue, Public Improvement, 24 Judicial District Project, MBIA Insured,
     5.00%, 4/01/29 ................................................................................      3,060,000       3,234,206
   Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured, 5.00%,
     10/01/29 ......................................................................................      2,925,000       3,099,242
   Jefferson Sales Tax District Special Sales Tax Revenue,
      Refunding, FSA Insured, 5.00%, 12/01/22 ......................................................      3,000,000       3,150,120
      Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 .............................................      4,195,000       4,435,290
   Lafayette Public Trust Financing Authority Revenue, Ragin Cajun Facilities Inc. Project,
     MBIA Insured, 5.00%, 10/01/22 .................................................................      1,500,000       1,612,110
   Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 ..................         30,000          36,102
   Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 ......................................      5,000,000       5,312,150
   Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ..............................         75,000          82,336
   Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%,
     4/01/29 .......................................................................................      2,200,000       2,381,434
   Louisiana HFA Mortgage Revenue,
      MF, Westview Project, FHA Insured, 7.80%, 4/01/30 ............................................        750,000         758,145
      SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ................................................      1,145,000       1,179,762
   Louisiana Local Government Environmental Facilities CDA Revenue,
      Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 .................      1,000,000       1,125,370
      Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ..............................      2,215,000       2,332,439
      MBIA Insured, 5.00%, 12/01/26 ................................................................      3,000,000       3,160,830


                                       Quarterly Statements of Investments | 105

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STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA (CONT.)
   Louisiana Local Government Environmental Facilities CDA Revenue, (cont.)
      Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 ...........    $ 2,000,000    $  2,156,920
      Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ...........      2,000,000       2,146,500
      Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 ...............      3,000,000       3,183,120
   Louisiana Local Government Environmental Facilities GO, AMBAC Insured, 5.25%, 4/01/29 ...........      1,000,000       1,083,780
   Louisiana Local Government Environmental Facility Revenue, Baton Rouge Apartments,
     Series A, MBIA Insured, 6.375%, 1/01/30 .......................................................      4,265,000       4,610,252
   Louisiana Public Facilities Authority Hospital Revenue,
      Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 ..............................      3,750,000       3,935,175
      Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 ...................................      4,500,000       4,815,675
      Touro Infirmary Project, Series A, 5.625%, 8/15/29 ...........................................      6,000,000       6,199,860
   Louisiana Public Facilities Authority Revenue,
      Centenary College Project, Refunding, 5.75%, 2/01/29 .........................................      7,300,000       7,271,311
      Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 .........................      1,500,000       1,585,560
      Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ..........................      1,540,000       1,662,507
      HFA, Mortgage Purchase, FNMA Insured, 6.05%, 1/01/26 .........................................        645,000         653,682
      Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ....................      1,900,000       1,937,126
      Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 ..................................      2,500,000       2,698,350
      Tulane University, AMBAC Insured, Pre-Refunded, 6.05%, 10/01/25 ..............................      5,500,000       5,838,635
      Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 .......................      3,000,000       3,179,580
      Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/17 ..............      1,000,000       1,063,530
      Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 ..............      6,015,000       6,384,983
   Louisiana State Gas and Fuels Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 6/01/27 ................................................................      3,500,000       3,670,345
      FGIC Insured, 5.00%, 5/01/30 .................................................................      1,500,000       1,597,665
   Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
      AMBAC Insured, 5.00%, 5/01/21 ................................................................      2,500,000       2,644,925
      Series A, MBIA Insured, 5.375%, 3/01/19 ......................................................      3,000,000       3,213,240
   Louisiana State University and Agricultural and Mechanical College Board Revenue,
      AMBAC Insured, 5.00%, 7/01/22 ................................................................      5,000,000       5,367,650
      Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 ...........................................      1,500,000       1,590,915
   Louisiana State University and Agricultural and Mechanical College University Revenues,
     Auxiliary, MBIA Insured, 5.50%, 7/01/26 .......................................................      1,500,000       1,568,655
   Monroe Sales and Use Tax Revenue, FGIC Insured, 5.25%, 7/01/23 ..................................      1,535,000       1,679,397
   New Orleans GO,
      Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ................................................      1,000,000       1,049,940
      Public Improvement, AMBAC Insured, 5.25%, 12/01/29 ...........................................      1,485,000       1,618,190
      Public Improvement, FGIC Insured, 5.25%, 12/01/21 ............................................      1,295,000       1,413,816
      Public Improvement, FGIC Insured, 5.125%, 12/01/26 ...........................................      2,000,000       2,120,520
      Refunding, MBIA Insured, 5.125%, 9/01/21 .....................................................      2,000,000       2,159,760
   Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%,
     11/01/14 ......................................................................................        680,000         710,464


106 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA (CONT.)
   Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%,
     9/01/20 .......................................................................................    $ 1,000,000    $  1,059,110
   Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 ........................      1,950,000       1,961,622
   Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
     Refunding, FSA Insured, 5.75%, 5/15/21 ........................................................      2,500,000       2,746,425
   Ouachita Parish La West Ouachita Parish School District Sales and Use Tax Revenue,
     FGIC Insured, 5.75%, 9/01/24 ..................................................................      1,410,000       1,572,686
   Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured,
     ETM, 7.25%, 8/01/10 ...........................................................................        870,000         959,506
   Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
     10/01/16 ......................................................................................      1,000,000       1,079,440
   St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%,
     9/01/10 .......................................................................................        435,000         526,959
   St. Bernard Parish Exempt Facilities Revenue, Mobil Oil Corp. Project, 5.90%, 11/01/26 ..........      1,500,000       1,564,290
   St. Charles Parish PCR, Louisiana Power and Light Co. Project, 7.50%, 6/01/21 ...................      2,500,000       2,509,025
   St. Charles Parish Solid Waste Disposal Revenue, Louisiana Power and Light Co. Project,
      7.05%, 4/01/22 ...............................................................................      1,500,000       1,511,745
      Series A, 7.00%, 12/01/22 ....................................................................        750,000         752,527
   St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ....................      2,500,000       2,645,075
   St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
      7/01/10 ......................................................................................         80,000          87,165
      7/01/11 ......................................................................................         50,000          61,058
   State Colleges and Universities Lease Revenue, University of Southwestern Louisiana,
     Cajundome, MBIA Insured, 5.65%, 9/01/26 .......................................................      3,080,000       3,249,677
   Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
     Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 ..............................      2,155,000       2,360,221
   University of Louisiana Board of Supervisors Lease Revenue, LaFayette Cajundome Convention,
     MBIA Insured, 6.25%, 9/01/29 ..................................................................      1,200,000       1,370,244
   University System Board of Supervisors Revenue, Northwestern State University Wellness,
     AMBAC Insured, 5.10%, 4/01/24 .................................................................      1,000,000       1,070,590
   West Feliciana Parish PCR, Gulf State Utility Co. Project, 7.70%, 12/01/14 ......................      6,500,000       6,500,000
                                                                                                                       ------------
                                                                                                                        200,492,577
                                                                                                                       ------------
   U. S. TERRITORIES 4.7%
   Puerto Rico Commonwealth GO, Public Improvement,
      MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...................................................      4,400,000       4,921,884
      Series A, 5.00%, 7/01/33 .....................................................................      2,000,000       2,087,680
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .........      3,000,000       3,193,050
                                                                                                                       ------------
                                                                                                                         10,202,614
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $197,297,617) .................................................                    210,695,191
                                                                                                                       ------------


                                       Quarterly Statements of Investments | 107

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.0%
   BONDS 1.0%
   LOUISIANA 1.0%
(a)Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put, 2.83%,
     12/01/15 ......................................................................................    $ 1,470,000    $  1,470,000
(a)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First
     Stage, ACES, Refunding, Daily VRDN and Put, 2.97%, 9/01/17 ....................................        800,000         800,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,270,000) ..................................................                      2,270,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $199,567,617) 98.5% .....................................................                    212,965,191
   OTHER ASSETS, LESS LIABILITIES 1.5% .............................................................                      3,161,753
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $216,126,944
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


108 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.2%
   BONDS 98.2%
   MARYLAND 84.2%
   Anne Arundel County GO, 4.625%, 3/01/32 .........................................................    $ 2,000,000    $  2,058,240
   Anne Arundel County PCR, Baltimore Gas and Electric Co. Project, Refunding, 6.00%,
     4/01/24 .......................................................................................      9,500,000       9,794,215
   Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 .......................      1,000,000       1,057,850
   Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding, Series A,
     7.00%, 8/01/11 ................................................................................      2,665,000       2,685,307
   Baltimore GO, Consolidated Public Improvement,
      Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 ........................................      1,500,000       1,611,540
      Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 .........................................      3,300,000       3,650,988
      Series B, 7.15%, 10/15/08 ....................................................................      1,000,000       1,129,510
   Baltimore Port Facilities Revenue, Consolidated Coal Sales, Series A, 6.50%, 10/01/11 ...........      1,850,000       1,953,471
   Baltimore Project Revenue, Wastewater Project,
         Refunding, FGIC Insured, 5.125%, 7/01/42 ..................................................      7,630,000       8,043,699
         Series A, FGIC Insured, 5.00%, 7/01/33 ....................................................      3,000,000       3,169,170
      (a)Series A, MBIA Insured, 5.00%, 7/01/35 ....................................................      4,240,000       4,509,070
         Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ......................................      4,000,000       4,239,560
   Baltimore Revenue, Wastewater Project, Series A,
      FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ...................................................      5,000,000       5,531,450
      FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ....................................................     10,000,000      11,235,900
   Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
      5.375%, 1/01/16 ..............................................................................      2,000,000       2,153,900
      5.50%, 1/01/19 ...............................................................................      1,000,000       1,067,150
      5.625%, 1/01/25 ..............................................................................      2,000,000       2,156,560
   Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
     Improvement, FSA Insured, 6.00%, 9/01/21 ......................................................      8,000,000       8,216,800
   Harford County GO, Consolidated Public Improvement,
      4.40%, 1/15/15 ...............................................................................      1,450,000       1,529,431
      4.40%, 1/15/16 ...............................................................................      1,420,000       1,491,838
      4.45%, 1/15/17 ...............................................................................      1,125,000       1,183,579
   Harford County Mortgage Revenue, Greenbrier V Apartments Project, Refunding, FHA Insured,
     6.50%, 11/01/26 ...............................................................................      3,000,000       3,072,540
   Howard County Mortgage Revenue, Normandy Woods III Apartments Project, Refunding,
     Series A, FHA Insured, 6.10%, 7/01/25 .........................................................      2,000,000       2,078,880
   Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%,
     6/01/11 .......................................................................................      1,900,000       1,906,118
   Maryland State CDA, Department of Housing and Community Development Revenue,
      Housing, Series A, 6.00%, 7/01/32 ............................................................      4,000,000       4,166,640
      Residential, Series D, 5.25%, 9/01/29 ........................................................      3,730,000       3,788,785
      Series B, 5.35%, 9/01/30 .....................................................................      1,460,000       1,489,258
      SF Program, First Series, 5.00%, 4/01/17 .....................................................        220,000         220,788
      SF Program, Second Series, 5.00%, 4/01/17 ....................................................      3,000,000       3,071,340
   Maryland State EDC, Utility Infrastructure Revenue, University College Park Project,
     AMBAC Insured, 5.00%, 7/01/19 .................................................................      1,710,000       1,828,999
   Maryland State Energy Financing Administration Solid Waste Disposal Revenue, Limited
     Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 ......................................      3,000,000       3,170,700


                                       Quarterly Statements of Investments | 109

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STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND (CONT.)
      Maryland State Health and Higher Educational Facilities Authority Revenue,
      Anne Arundel Health System, Series A, 5.125%, 7/01/34 ........................................    $ 2,500,000    $  2,605,825
      Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ....................................      8,365,000       8,693,995
      Carroll County General Hospital, 6.00%, 7/01/26 ..............................................      2,000,000       2,158,660
      Carroll County General Hospital, 5.80%, 7/01/32 ..............................................      5,000,000       5,330,800
      Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .......................................        715,000         810,002
      Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ..................................      2,205,000       2,493,612
      Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ..................................      2,025,000       2,270,187
      Charity Obligation Group, Series A, 5.00%, 11/01/19 ..........................................      1,515,000       1,579,145
      Charity Obligation Group, Series A, 5.00%, 11/01/29 ..........................................      2,250,000       2,336,130
      Doctors Community Hospital, Refunding, 5.75%, 7/01/13 ........................................      2,885,000       2,887,308
      Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .......................................     11,000,000      12,069,860
      Johns Hopkins, AMBAC Insured, 5.00%, 7/01/27 .................................................        655,000         687,848
      Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 .................................      5,000,000       5,613,800
      Maryland Institute College of Art, 5.625%, 6/01/36 ...........................................      3,600,000       3,814,596
      Mercy Medical Center Project, Refunding, FSA Insured, 5.75%, 7/01/26 .........................      1,500,000       1,551,105
      Mercy Medical Center, Refunding, 5.625%, 7/01/31 .............................................      5,500,000       5,733,585
      North Arundel Hospital, 6.50%, 7/01/26 .......................................................      1,000,000       1,144,800
      North Arundel Hospital, 6.50%, 7/01/31 .......................................................      1,320,000       1,509,156
      Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 ...................      5,000,000       5,306,900
      Roland Park Place Project, Refunding, 5.625%, 7/01/18 ........................................      2,500,000       2,521,050
      Roland Park Place Project, Refunding, 5.625%, 7/01/24 ........................................      2,680,000       2,697,902
      University of Maryland Medical System, 6.75%, 7/01/30 ........................................     11,000,000      12,570,690
      Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 ...........................      5,000,000       5,248,200
      Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 ...........................      7,100,000       7,334,868
   Maryland State Health and Higher Revenue, Johns Hopkins University, Series A, 5.00%,
     7/01/32 .......................................................................................     29,000,000      30,515,540
   Maryland State Stadium Authority Lease Revenue, Convention Center Expansion, AMBAC
     Insured, 5.875%, 12/15/14 .....................................................................      4,655,000       4,757,317
   Maryland State Stadium Authority Sports Facilities Lease Revenue, AMBAC Insured,
      5.75%, 3/01/22 ...............................................................................      5,000,000       5,152,150
      5.80%, 3/01/26 ...............................................................................      2,045,000       2,107,966
   Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC
     Insured, 5.00%, 7/01/28 .......................................................................      3,975,000       4,249,991
   Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA Insured,
     5.00%,
      7/01/27 ......................................................................................      5,890,000       6,306,718
      7/01/31 ......................................................................................      7,455,000       7,935,773
      7/01/32 ......................................................................................      7,165,000       7,621,554
      7/01/34 ......................................................................................      7,500,000       7,995,375
   Maryland Transportation Authority Revenue, AMBAC Insured, 5.00%, 3/01/27 ........................      8,000,000       8,422,800
   Maryland Water Quality Financing Administration Revenue, Revolving Loan Fund, Series A,
     6.55%, 9/01/14 ................................................................................        965,000         970,172
   Montgomery County GO, 4.75%,
      2/01/17 ......................................................................................      5,000,000       5,338,050
      4/01/22 ......................................................................................      3,000,000       3,184,140


110 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND (CONT.)
   Montgomery County Housing Opportunities Commission MFHR, Series B, FHA Insured, 6.00%,
     7/01/37 .......................................................................................    $ 2,500,000    $  2,581,475
   Montgomery County Revenue Authority Golf Course System Revenue, Series A, Pre-Refunded,
     6.125%, 10/01/22 ..............................................................................      1,000,000       1,061,180
   Morgan State University Maryland and Aux Facilities Fees Revenue, Series A, FGIC Insured,
     5.00%, 7/01/32 ................................................................................      6,450,000       6,822,810
   Prince George's County GO, Consolidated Public Improvement,
      4.40%, 9/15/22 ...............................................................................     10,000,000      10,307,100
      MBIA Insured, 5.00%, 4/15/18 .................................................................      2,100,000       2,218,881
   Prince George's County IDA, Lease Revenue, Upper Marlboro Justice-B, MBIA Insured, 4.75%,
     6/30/30 .......................................................................................      4,000,000       4,124,320
   Prince George's County PCR, Potomac Electric Project, Refunding,
      6.00%, 9/01/22 ...............................................................................      1,200,000       1,206,048
      6.375%, 1/15/23 ..............................................................................      2,975,000       2,989,280
   St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A, AMBAC
    Insured, 5.55%, 9/01/30 ........................................................................      2,000,000       2,234,640
   Westminster Education Facility Revenue, Mc Daniel College, 5.50%,
      4/01/27 ......................................................................................        425,000         450,436
      4/01/32 ......................................................................................      1,500,000       1,586,895
                                                                                                                       ------------
                                                                                                                        332,373,911
                                                                                                                       ------------
   U. S. TERRITORIES 14.0%
   Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunding, 5.25%, 7/01/27 ...................................................      1,520,000       1,697,947
      FSA Insured, Pre-Refunding, 5.125%, 7/01/30 ..................................................      4,360,000       4,840,472
      Refunding, FSA Insured, 5.25%, 7/01/27 .......................................................      1,015,000       1,091,318
      Refunding, FSA insured, 5.125%, 7/01/30 ......................................................      2,870,000       3,069,752
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series D, 5.25%, 7/01/38 .....................................................................      5,000,000       5,312,100
      Series G, 5.00%, 7/01/33 .....................................................................      7,000,000       7,311,710
   Puerto Rico Electric Power Authority Power Revenue,
      Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ............................................      5,000,000       5,385,400
      Series HH, FSA Insured, 5.25%, 7/01/29 .......................................................     10,780,000      11,693,605
      Series II, 5.25%, 7/01/31 ....................................................................      3,000,000       3,219,120
      Series RR, XLCA Insured, 5.00%, 7/01/30 ......................................................      2,000,000       2,145,600
   Puerto Rico PBA Revenue, Government Facilities, Series D,
      5.25%, 7/01/36 ...............................................................................        520,000         551,808
      Pre-Refunded, 5.25%, 7/01/36 .................................................................      1,480,000       1,650,910
   Virgin Islands PFAR,
      Gross Receipts Taxes, Loan Note, FSA Insured, 5.00%, 10/01/22 ................................      2,000,000       2,172,180
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ...........................      1,700,000       1,809,395
      senior lien, Refunding, Series A, 5.50%, 10/01/14 ............................................      3,300,000       3,540,240
                                                                                                                       ------------
                                                                                                                         55,491,557
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $364,478,333) .................................................                    387,865,468
                                                                                                                       ------------


                                       Quarterly Statements of Investments | 111

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.8%
   BONDS 0.8%
   MARYLAND 0.8%
(b)Baltimore County Revenue, Oak Crest Village Inc. Project, Series A, Weekly VRDN and Put,
     2.97%, 1/01/29 ................................................................................    $ 1,200,000    $  1,200,000
(b)Maryland State EDC, Economic Development Revenue, Chesapeake Bay Foundation, Weekly
     VRDN and Put, 2.97%, 11/01/23 .................................................................        610,000         610,000
(b)Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured, Daily
     VRDN and Put, 2.97%, 7/01/34 ..................................................................      1,320,000       1,320,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,130,000) ..................................................                      3,130,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $367,608,333) 99.0% .....................................................                    390,995,468
   OTHER ASSETS, LESS LIABILITIES 1.0% .............................................................                      3,799,338
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $394,794,806
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


112 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   BONDS 98.6%
   MASSACHUSETTS 98.6%
   Auburn GO, AMBAC Insured, 5.125%, 6/01/24 .......................................................    $ 1,465,000    $  1,612,892
   Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured,
     5.00%, 5/01/27 ................................................................................      3,970,000       4,256,038
   Boston GO,
      MBIA Insured, 5.00%, 2/01/21 .................................................................      3,000,000       3,231,900
      Series A, MBIA Insured, 5.00%, 2/01/22 .......................................................      2,940,000       3,165,469
   Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 ..........................      1,750,000       1,858,867
   Dudley Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 .............      3,140,000       3,632,007
   Foxborough Stadium Infrastructure Improvement Revenue, 5.75%, 6/01/25 ...........................      4,000,000       4,427,240
   Greater Lawrence Sanitary District GO, MBIA Insured, 5.625%, 6/15/20 ............................      1,000,000       1,114,000
   Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 ............      9,805,000      10,546,160
   Kingston GO, FGIC Insured, 5.50%, 11/15/19 ......................................................      2,055,000       2,262,904
   Lawrence GO, AMBAC Insured, 5.00%, 2/01/21 ......................................................      1,000,000       1,072,670
   Lowell GO,
      FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 ...................................................      1,595,000       1,801,425
      State Qualified, AMBAC Insured, 5.00%, 2/01/21 ...............................................      1,330,000       1,446,335
      State Qualified, AMBAC Insured, 5.00%, 2/01/22 ...............................................      1,405,000       1,528,064
   Ludlow GO, School Project, Limited Tax, MBIA Insured,
      7.30%, 11/01/07 ..............................................................................        210,000         231,878
      7.30%, 11/01/08 ..............................................................................        210,000         240,017
      7.40%, 11/01/09 ..............................................................................        210,000         247,714
   Lynn Water and Sewer Commission General Revenue, Series A, FSA Insured, Pre-Refunded,
     5.125%, 12/01/17 ..............................................................................      3,000,000       3,162,150
   Mansfield GO, Municipal Purpose Loan, FGIC Insured, 5.125%, 8/15/17 .............................      1,685,000       1,769,014
   Martha's Vineyard Land Bank Revenue, AMBAC Insured,
      4.875%, 5/01/22 ..............................................................................      2,000,000       2,125,980
      5.00%, 5/01/32 ...............................................................................      2,000,000       2,103,920
      5.00%, 5/01/34 ...............................................................................      7,000,000       7,385,840
   Massachusetts Bay Transportation Authority COP, MBIA Insured, 7.75%, 1/15/06 ....................        500,000         514,970
   Massachusetts Bay Transportation Authority Revenue, General Transportation System,
      Series C, FGIC Insured, 5.25%, 3/01/15 .......................................................      2,000,000       2,270,840
      Series D, MBIA Insured, 5.00%, 3/01/27 .......................................................      5,000,000       5,230,800
   Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
     FGIC Insured, 5.00%, 7/01/27 ..................................................................      5,000,000       5,532,500
   Massachusetts State College Building Authority Project Revenue,
      Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 .........................      2,000,000       2,091,600
      Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ............................................      5,000,000       5,954,050
      Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 .................................................      5,000,000       5,285,550
      Series A, MBIA Insured, 5.00%, 5/01/23 .......................................................      2,000,000       2,157,940
   Massachusetts State Development Finance Agency Revenue,
      Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 .................................      2,000,000       2,068,000
      Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured, 5.125%,
       2/01/34 .....................................................................................     22,400,000      24,049,312
      MBIA Insured, 5.20%, 7/01/32 .................................................................      2,250,000       2,423,542
      Series A, AMBAC Insured, 5.375%, 1/01/42 .....................................................      4,000,000       4,392,280
      Series A, GNMA Secured, 6.90%, 10/20/41 ......................................................      2,090,000       2,409,624
      Western New England College, AMBAC Insured, 5.25%, 7/01/20 ...................................      1,500,000       1,640,370


                                       Quarterly Statements of Investments | 113

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   Massachusetts State GO, Consolidated Loan,
      Series A, FSA Insured, 5.00%, 3/01/24 ........................................................    $ 5,000,000    $  5,379,000
      Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ........................................      9,645,000      10,704,889
      Series D, FSA Insured, ETM, 5.00%, 11/01/24 ..................................................      2,500,000       2,762,425
      Series D, MBIA Insured, ETM, 5.00%, 8/01/27 ..................................................      3,430,000       3,764,631
      Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .........................................      4,100,000       4,499,996
      Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 .........................................        965,000       1,068,824
   Massachusetts State Health and Educational Facilities Authority Revenue,
      Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ..............................      1,500,000       1,575,060
      Berkshire Health System, Series D, MBIA Insured, 6.00%, 10/01/19 .............................      5,500,000       5,662,470
      Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 ......................................      5,000,000       5,318,300
      Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 ......................      3,000,000       3,102,240
      Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ....................      1,000,000       1,002,330
      Catholic Health East, Series A, AMBAC Insured, 5.00%, 11/15/28 ...............................      6,575,000       6,795,854
      Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/18 ..........................      3,500,000       3,573,745
      Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/25 ..........................      7,720,000       7,882,660
      Harvard University, Series FF, 5.125%, 7/15/37 ...............................................      8,000,000       8,491,200
      Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 .........................     21,730,000      21,979,460
      New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 ..................     10,000,000      10,539,300
      Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/18 ............................      1,300,000       1,328,925
      Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/25 ............................      6,750,000       6,900,187
      Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 .............................      1,250,000       1,322,462
      Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ..........................      5,000,000       5,252,250
      Springfield College, AMBAC Insured, 5.00%, 10/15/27 ..........................................      2,500,000       2,605,825
      Stonehill College, Series F, AMBAC Insured, 5.75%, 7/01/26 ...................................      1,690,000       1,753,781
      Tufts University, Series I, 5.25%, 2/15/30 ...................................................      4,000,000       4,269,160
      University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%,
       10/01/29 ....................................................................................      4,000,000       4,564,440
      University of Massachusetts Project, Series C, MBIA Insured, 5.25%, 10/01/31 .................      1,500,000       1,620,960
      University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ........................      3,000,000       3,230,130
      University of Massachusetts, Worcester Campus, Series B, FGIC Insured, 5.25%,
       10/01/31 ....................................................................................      3,500,000       3,784,935
      Wellesley College, Series F, 5.125%, 7/01/39 .................................................      7,500,000       7,826,325
      Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30 ...................................      1,770,000       1,937,778
      Williams College, Series F, MBIA Insured, 5.50%, 7/01/26 .....................................      2,500,000       2,590,225
   Massachusetts State HFA,
      MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%, 4/01/21 ........................        430,000         572,695
      SFHR, Series 53, MBIA Insured, 6.15%, 12/01/29 ...............................................        690,000         716,841
      SFHR, Series 57, MBIA Insured, 5.55%, 6/01/25 ................................................      2,255,000       2,302,130
   Massachusetts State HFA Housing Revenue, Rental, Series A, AMBAC Insured, 5.95%,
     7/01/30 .......................................................................................      2,000,000       2,114,300
   Massachusetts State Industrial Finance Agency Electrical Utility Revenue, Nantucket Electric
    Co., Series A, AMBAC Insured, 5.875%, 7/01/17 ..................................................      4,000,000       4,190,520
   Massachusetts State Industrial Finance Agency Revenue,
      Simons Rock College, AMBAC Insured, 5.50%, 6/01/27 ...........................................      1,560,000       1,636,019
      St. Marks School Issue, MBIA Insured, 5.375%, 1/01/21 ........................................      2,665,000       2,753,158


114 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   Massachusetts State Industrial Finance Agency Revenue, (cont.)
      Suffolk University, AMBAC Insured, 5.25%, 7/01/27 ............................................    $ 4,000,000    $  4,237,520
      Trustees Deerfield Academy, 5.25%, 10/01/27 ..................................................      2,800,000       2,938,208
      Western New England College, AMBAC Insured, 5.00%, 7/01/28 ...................................      4,000,000       4,172,720
      WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 ........................      2,500,000       2,601,425
      Worcester Polytechnical Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 ..................      3,720,000       3,939,666
      Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ........      2,000,000       2,124,300
      Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.125%, 9/01/27 .......      4,000,000       4,213,800
   Massachusetts State Port Authority Revenue,
      (a)Series A, AMBAC Insured, 5.00%, 7/01/35 ...................................................     10,000,000      10,609,300
         Series A, FSA Insured, 5.125%, 7/01/17 ....................................................      2,000,000       2,154,060
         Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19 ........................      2,215,000       2,330,911
         Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22 ........................      2,000,000       2,095,220
         Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29 .........................      7,450,000       7,804,695
         Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 .........................        845,000         884,369
         US Airways Project, MBIA Insured, 6.00%, 9/01/21 ..........................................      4,700,000       5,025,099
         US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ...............................      4,500,000       4,722,885
   Massachusetts State Special Obligation Dedicated Tax Revenue, FGIC Insured, 5.25%,
     1/01/29 .......................................................................................      5,000,000       5,491,750
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
      Series A, MBIA Insured, 5.00%, 1/01/37 .......................................................      9,000,000       9,309,150
      sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ................................     10,000,000      10,350,100
      sub. lien, Series B, MBIA Insured, 5.25%, 1/01/29 ............................................      4,600,000       4,823,330
   Massachusetts State Water Pollution Abatement Trust Revenue,
      Pool Program Bonds, Series 6, 5.50%, 8/01/30 .................................................      2,620,000       2,875,529
      Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 ...................................      1,075,000       1,206,301
      Pool Program Bonds, Series 7, 5.125%, 2/01/31 ................................................      4,300,000       4,535,210
      Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 ..................................      1,700,000       1,869,626
      Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 ................................      3,995,000       4,402,410
      Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ..................      1,005,000       1,120,776
   Massachusetts State Water Resource Authority Revenue, Refunding,
      Series A, FGIC Insured, 5.75%, 8/01/39 .......................................................      9,275,000      10,446,711
      Series J, FSA Insured, 5.00%, 8/01/32 ........................................................      9,000,000       9,418,140
   Monson GO, AMBAC Insured, 5.25%, 11/01/23 .......................................................      1,675,000       1,859,334
   New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 ............................      3,685,000       3,958,685
   Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
     10/01/18 ......................................................................................      2,000,000       2,160,160
   Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured, Pre-Refunded,
     5.375%, 6/15/33 ...............................................................................     15,475,000      17,103,899
   Salisbury GO, MBIA Insured, 5.30%, 3/15/27 ......................................................      2,795,000       3,068,631
   Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ...........................................      2,075,000       2,231,289
   Springfield GO, Municipal Purpose Loan,
      FGIC Insured, 5.00%, 8/01/21 .................................................................      5,000,000       5,383,350
      FSA Insured, 5.00%, 11/15/18 .................................................................      1,500,000       1,598,415
   Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, 5.00%,
     11/01/21 ......................................................................................      2,775,000       2,987,898


                                       Quarterly Statements of Investments | 115

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured,
     5.25%,
      11/01/23 .....................................................................................    $ 2,155,000    $  2,366,707
      11/01/28 .....................................................................................      5,035,000       5,473,095
   University of Massachusetts Building Authority Project Revenue, Refunding, Senior Series
     2004-1, AMBAC Insured, 5.25%, 11/01/29 ........................................................      3,000,000       3,271,920
   Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 .............      1,960,000       2,107,921
   Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 .....................................................      1,230,000       1,329,470
   Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 ................................      1,335,000       1,375,077
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $438,265,621) .................................................                    474,598,354
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 0.7%
   BONDS 0.7%
   MASSACHUSETTS 0.7%
(b)Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
     Program, Series D, MBIA Insured, Daily VRDN and Put, 2.92%, 1/01/35 ...........................      3,000,000       3,000,000
(b)Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
     Daily VRDN and Put, 2.97%, 8/01/17 ............................................................        100,000         100,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,100,000) ..................................................                      3,100,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $441,365,621) 99.3% .....................................................                    477,698,354
   OTHER ASSETS, LESS LIABILITIES 0.7% .............................................................                      3,494,279
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $481,192,633
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


116 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.4%
   BONDS 99.4%
   MICHIGAN 95.0%
   Adrian City School District GO, FSA Insured, 5.00%,
      5/01/26 ....................................................................................    $ 1,960,000    $    2,092,006
      5/01/29 ....................................................................................      2,125,000         2,251,820
      5/01/34 ....................................................................................      6,690,000         7,063,837
   Allegan Public School GO, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 .........................      4,165,000         4,387,994
   Allendale Public School District GO, School Building and Site, FGIC Insured, 5.125%,
      5/01/27 ....................................................................................      6,450,000         6,852,157
      5/01/32 ....................................................................................      5,490,000         5,798,428
   Almont Community Schools GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/26 .......................      1,925,000         1,971,739
   Alpena Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/22 .........................      1,665,000         1,750,298
   Anchor Bay School District GO, School Building and Site,
      Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 .......................................      2,000,000         2,221,360
      Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ......................................      5,000,000         5,595,100
      Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ......................................      3,750,000         4,204,800
   Avondale School District GO,
      AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ................................................      4,000,000         4,214,160
      School Building and Site, FSA Insured, 5.00%, 5/01/29 ......................................      9,000,000         9,486,270
   Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
     11/01/33 ....................................................................................      2,590,000         2,745,478
   Brandon School District GO, FGIC Insured, Pre-Refunded, 5.875%, 5/01/26 .......................      7,000,000         7,261,660
   Brown City Community School District GO, Building and Site, FGIC Insured, 5.00%,
      5/01/26 ....................................................................................      4,445,000         4,670,939
      5/01/31 ....................................................................................      3,200,000         3,338,816
   Caledonia Community Schools GO, MBIA Insured, Pre-Refunded, 5.85%, 5/01/22 ....................      4,500,000         4,749,255
   Carmen-Ainsworth Community School District GO, FGIC Insured, 5.00%, 5/01/27 ...................      2,950,000         3,106,468
   Central Michigan University Revenue,
      FGIC Insured, 5.00%, 10/01/27 ..............................................................        500,000           515,250
      FGIC Insured, Pre-Refunded, 5.625%, 10/01/22 ...............................................      2,500,000         2,644,950
      General, AMBAC Insured, 5.00%, 10/01/34 ....................................................      8,905,000         9,473,406
      Series A, AMBAC Insured, 5.05%, 10/01/32 ...................................................     10,000,000        10,577,100
   Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 .................      1,400,000         1,554,952
   Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
     5/01/21 .....................................................................................      3,550,000         3,940,393
   Charlotte Public School District GO,
      FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 ................................................      5,000,000         5,438,850
      Refunding, MBIA Insured, 5.00%, 5/01/29 ....................................................      8,575,000         9,133,318
   De Witt Public Schools GO, AMBAC Insured, Pre-Refunded, 5.70%, 5/01/21 ........................      6,905,000         7,268,341
   Dearborn EDC Hospital Revenue, Oakwood Obligation Group,
      Refunding, Series A, MBIA Insured, 5.25%, 8/15/21 ..........................................      1,000,000         1,015,960
      Series A, FGIC Insured, 5.75%, 11/15/15 ....................................................        100,000           103,204
   Detroit City School District GO,
      School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23 ..............      2,650,000         2,822,568
      School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 ..............      2,000,000         2,120,500
      Series A, FSA Insured, 5.125%, 5/01/31 .....................................................     38,330,000        40,436,233
   Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ......................     10,610,000        11,264,425


                                       Quarterly Statements of Investments | 117

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Detroit Sewage Disposal Revenue,
      Series A, MBIA Insured, 5.00%, 7/01/27 .....................................................    $22,000,000    $   22,841,940
      Series A, MBIA Insured, Pre-Refunded, 5.50%, 7/01/20 .......................................        215,000           227,447
      Series B, MBIA Insured, Pre-Refunded, 5.25%, 7/01/21 .......................................     11,585,000        11,725,294
   Detroit Water Supply System Revenue,
      Refunding, FGIC Insured, ETM, 6.25%, 7/01/12 ...............................................      1,455,000         1,638,257
      second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ........................................     20,000,000        22,068,400
      senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ........................................     11,400,000        11,859,534
      senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ........................................      4,745,000         5,030,554
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 .........................      1,500,000         1,691,415
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..........................      4,880,000         5,437,003
      Series A, MBIA Insured, 5.00%, 7/01/27 .....................................................      5,750,000         5,970,052
      Series B, MBIA Insured, 5.00%, 7/01/34 .....................................................     14,145,000        14,922,834
   Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..................      5,500,000         5,785,065
   East Detroit School District GO, FGIC Insured,
      6.10%, 5/01/16 .............................................................................      1,025,000         1,064,329
      Pre-Refunded, 6.10%, 5/01/16 ...............................................................      4,975,000         5,170,965
   East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%,
     5/01/29 .....................................................................................      4,775,000         5,303,497
   Eastern Michigan University Revenues, Refunding, Series A, FGIC Insured, 5.00%,
      6/01/28 ....................................................................................      6,730,000         7,097,054
      6/01/33 ....................................................................................     14,700,000        15,471,162
   Eaton Rapids Public Schools GO, School Building and Site, FSA Insured, 5.00%,
      5/01/26 ....................................................................................      2,700,000         2,881,845
      5/01/29 ....................................................................................      2,750,000         2,903,670
   Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/17 ..................      5,000,000         5,398,950
   Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
    2/15/25 ......................................................................................        100,000           102,625
   Fennville Public Schools GO, School Building and Site, FGIC Insured, 5.00%,
      5/01/30 ....................................................................................      3,200,000         3,378,816
      5/01/34 ....................................................................................      3,250,000         3,424,200
   Ferris State University Revenue,
      AMBAC Insured, Pre-Refunded, 5.75%, 10/01/17 ...............................................      2,500,000         2,652,775
      AMBAC Insured, Pre-Refunded, 5.85%, 10/01/22 ...............................................      2,500,000         2,657,200
      AMBAC Insured, Pre-Refunded, 5.90%, 10/01/26 ...............................................      6,840,000         7,276,187
      FGIC Insured, 5.25%, 10/01/26 ..............................................................      1,500,000         1,601,340
      FGIC Insured, 5.25%, 10/01/31 ..............................................................      3,255,000         3,443,660
   Fowlerville Community School District GO, FGIC Insured, 5.00%,
      5/01/30 ....................................................................................      1,990,000         2,105,738
      5/01/34 ....................................................................................      8,145,000         8,612,523
   Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 ........................      4,000,000         4,249,720
   Gladstone Area Public Schools GO, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/26 .................      1,500,000         1,573,380
   Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
     5/01/28 .....................................................................................      4,250,000         4,519,917
   Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 .............................      2,000,000         2,189,260
   Grand Rapids Building Authority Revenue, AMBAC Insured, 5.00%, 10/01/28 .......................      6,000,000         6,322,920


118 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
     6.875%, 6/01/24 .............................................................................    $ 7,500,000    $    7,599,675
   Grosse-Ile Township School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ............      5,250,000         5,555,340
   Hamilton Community School District GO, FGIC Insured, 5.00%, 5/01/24 ...........................      2,000,000         2,064,380
   Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, 5.45%,
     8/01/47 .....................................................................................      4,400,000         4,604,732
   Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ..........     30,000,000        33,978,000
   Haslett Public School District GO, MBIA Insured, Pre-Refunded, 5.70%, 5/01/26 .................      3,900,000         4,105,218
   Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ...............        700,000           707,658
   Hazel Park School District GO, FSA Insured, 5.00%,
      5/01/27 ....................................................................................      9,000,000         9,477,360
      5/01/32 ....................................................................................     12,475,000        13,060,202
   Hopkins Public Schools GO, FGIC Insured, Pre-Refunded,
      5.70%, 5/01/21 .............................................................................      2,025,000         2,131,555
      5.50%, 5/01/26 .............................................................................      1,000,000         1,048,920
   Howell Public Schools GO, MBIA Insured, Pre-Refunded,
      5.875%, 5/01/22 ............................................................................      2,000,000         2,212,200
      6.00%, 5/01/25 .............................................................................      1,600,000         1,693,056
   Huron School District GO, FSA Insured,
      5.25%, 5/01/21 .............................................................................      1,500,000         1,616,595
      5.375%, 5/01/26 ............................................................................      2,500,000         2,703,875
   Huron Valley School District GO, FGIC Insured, Pre-Refunded,
      5.875%, 5/01/16 ............................................................................        100,000           105,585
      5.75%, 5/01/22 .............................................................................      2,450,000         2,581,173
   Jackson Brownfield RDAR, FGIC Insured,
      5.125%, 6/01/22 ............................................................................      2,290,000         2,455,933
      5.125%, 6/01/24 ............................................................................      1,215,000         1,302,273
      5.25%, 6/01/26 .............................................................................      2,820,000         3,043,936
      5.375%, 6/01/30 ............................................................................      5,830,000         6,355,691
   Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
     5/01/34 .....................................................................................      6,620,000         6,934,781
   Jenison Public Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 .........................        130,000           134,714
   Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 .............      4,000,000         4,223,680
   Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
      Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ......................      3,805,000         3,955,336
      Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 ........................        250,000           264,847
      Bronson Methodist Hospital, Refunding, MBIA Insured, 5.50%, 5/15/28 ........................     10,000,000        10,533,700
      Bronson Methodist Hospital, Refunding and Improvement, MBIA Insured, 5.875%,
       5/15/26 ...................................................................................     26,165,000        27,428,246
   Kenowa Hills Public Schools GO, MBIA Insured, Pre-Refunded, 5.875%,
      5/01/21 ....................................................................................      1,510,000         1,551,721
      5/01/26 ....................................................................................      7,000,000         7,193,410
   Kent County Building Authority GO, 5.00%, 6/01/26 .............................................     21,885,000        22,496,905
   Lake Shore Public Schools GO, Macomb County, FSA Insured, Pre-Refunded, 5.50%,
     5/01/20 .....................................................................................      2,000,000         2,097,840
   Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 .............      1,000,000         1,059,850


                                       Quarterly Statements of Investments | 119

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 .............    $ 3,320,000    $    3,530,521
   Lakeview Community Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 .....................        100,000           105,354
   Lakewood Public Schools GO, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ........................        800,000           821,208
(a)Lanse Creuse Public School GO, School Building and Site, FSA Insured, 5.00%, 5/01/35 ..........      6,375,000         6,774,139
   Lansing Building Authority Revenue, Refunding, MBIA Insured, 5.60%, 6/01/19 ...................      1,470,000         1,490,198
   Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
     Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 ..........................................      2,115,000         2,257,191
   Lincoln Consolidated School District GO, FSA Insured, 5.00%, 5/01/28 ..........................      1,000,000         1,023,320
   Lincoln Park School District GO,
      FGIC Insured, Pre-Refunded, 5.90%, 5/01/26 .................................................      6,050,000         6,277,480
      Refunding, FGIC Insured, 5.00%, 5/01/26 ....................................................        900,000           934,749
   Livonia Municipal Building Authority GO, FGIC Insured, 5.25%, 5/01/30 .........................      3,950,000         4,215,203
   Lowell Area Schools GO, FGIC Insured, 5.625%,
      5/01/25 ....................................................................................      3,125,000         3,441,406
      5/01/30 ....................................................................................      3,250,000         3,571,360
   Marquette City Hospital Finance Authority Revenue, Marquette General Hospital, Series D,
     FSA Insured, Pre-Refunded,
      5.875%, 4/01/11 ............................................................................      4,525,000         4,728,987
      6.10%, 4/01/19 .............................................................................      5,225,000         5,470,105
   Merrill Community School District GO, FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 ..............      4,000,000         4,203,080
   Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
      5.40%, 6/01/19 .............................................................................      5,000,000         5,251,650
      5.50%, 6/01/25 .............................................................................      5,000,000         5,270,850
   Michigan Municipal Bond Authority Revenue,
      Clean Water State Revolving Fund, 5.00%, 10/01/24 ..........................................     14,785,000        15,734,641
      Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 .....................      3,790,000         3,841,506
   Michigan State Building Authority Revenue, Facilities Program, Refunding,
      Series I, FSA Insured, 4.75%, 10/15/18 .....................................................      3,000,000         3,102,570
      Series I, FSA Insured, 5.00%, 10/15/24 .....................................................      5,000,000         5,272,600
      Series III, FSA Insured, 5.00%, 10/15/26 ...................................................     14,000,000        14,802,620
   Michigan State COP, AMBAC Insured, 5.50%, 6/01/27 .............................................     12,000,000        13,062,360
   Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
     4/01/16 .....................................................................................        200,000           210,112
   Michigan State HDA Revenue, Refunding, Series A, AMBAC Insured, 5.95%, 6/01/17 ................        355,000           355,000
   Michigan State Hospital Finance Authority Revenue,
      Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ............     15,175,000        17,160,952
      Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
       8/15/24 ...................................................................................     15,000,000        15,986,400
      Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
       8/15/27 ...................................................................................     10,000,000        10,419,700
      Mercy Health Services, Refunding, Series T, MBIA Insured, 5.75%, 8/15/15 ...................     10,525,000        11,186,075
      Mercy Health Services, Refunding, Series X, MBIA Insured, 6.00%, 8/15/34 ...................     11,000,000        12,242,010
      Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 .......................      6,000,000         6,164,700
      Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 .......................      1,750,000         1,798,037
      Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 .......................................        300,000           311,556
      Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 ..........................      8,605,000         8,915,124


120 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Michigan State Hospital Finance Authority Revenue, (cont.)
      Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29 ...............    $ 4,890,000    $    5,348,438
      Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 .........................................      7,065,000         7,454,847
      Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 .........................................      1,000,000         1,042,400
      Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 ...........      7,500,000         8,006,100
      Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ................      7,500,000         7,812,075
      Sparrow Obligation Group, MBIA Insured, Pre-Refunded, 5.90%, 11/15/26 ......................        100,000           106,265
      St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ...............      3,445,000         3,696,244
      St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ...............      9,545,000        10,611,081
      St. John's Hospital, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 .........................     14,500,000        15,365,215
   Michigan State Strategic Fund Ltd. Obligation Revenue,
      Collateral, The Detroit Edison Co., Fund, Pollution, Refunding, Series AA, FGIC Insured,
       6.95%, 5/01/11 ............................................................................      5,000,000         5,972,650
      Collateral, The Detroit Edison Co., Fund, Pollution, Refunding, Series BB, AMBAC Insured,
       7.00%, 5/01/21 ............................................................................      3,000,000         4,005,120
      The Detroit Edison Co. Project Collateral, Refunding, Series BB, MBIA Insured, 6.20%,
       8/15/25 ...................................................................................     10,250,000        10,521,420
   Michigan State Strategic Fund Resources Recovery Ltd. Obligation Revenue, Detroit
     Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .............     12,350,000        13,114,342
   Michigan State Trunk Line Revenue,
      Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 .........................................      3,300,000         3,413,322
      Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 .........................................      3,050,000         3,208,814
      Series A, FSA Insured, Pre-Refunded, 5.00%, 11/01/25 .......................................     16,265,000        17,909,717
      Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 .......................................     34,680,000        38,685,193
   Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
    10/01/34 .....................................................................................      3,675,000         3,869,040
   Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ...................      3,500,000         3,916,010
   Northview Public Schools District GO,
      MBIA Insured, 5.80%, 5/01/21 ...............................................................        235,000           243,279
      Refunding, FGIC Insured, 5.00%, 5/01/21 ....................................................      3,450,000         3,579,341
   Oakridge Public Schools GO, FSA Insured,
      5.00%, 5/01/23 .............................................................................        500,000           516,650
      5.125%, 5/01/28 ............................................................................        500,000           513,360
   Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%,
     5/01/34 .....................................................................................      5,000,000         5,287,000
   Ovid Elsie Area Schools GO, School Building and Site, MBIA Insured, 5.00%, 5/01/32 ............      7,775,000         8,162,273
   Oxford Area Community School District GO, FSA Insured, 5.00%,
      5/01/26 ....................................................................................      5,425,000         5,700,753
      5/01/31 ....................................................................................      4,865,000         5,076,044
   Pennfield Schools District GO, School Building and Site, FGIC Insured, 5.00%,
      5/01/29 ....................................................................................      1,150,000         1,218,632
      5/01/34 ....................................................................................      2,500,000         2,639,700
   Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 .........................      2,955,000         3,154,019
   Pontiac General Building Authority GO, FGIC Insured, 5.375%,
      6/01/23 ....................................................................................      1,620,000         1,779,602
      6/01/27 ....................................................................................      2,635,000         2,881,030


                                       Quarterly Statements of Investments | 121

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Port Huron GO, Ltd. Tax, AMBAC Insured, 5.00%, 10/01/22 .......................................    $ 1,600,000    $    1,692,240
   Portage Lake Water and Sewer Authority GO, Refunding, AMBAC Insured,
      6.10%, 10/01/14 ............................................................................        770,000           793,624
      6.20%, 10/01/20 ............................................................................        670,000           690,770
   Redford USD, GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ...................................     14,090,000        14,632,324
   River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 .......................      6,575,000         7,010,265
   Rockford Public Schools GO, FGIC Insured, Pre-Refunded, 5.25%,
      5/01/22 ....................................................................................      1,250,000         1,305,388
      5/01/27 ....................................................................................      3,000,000         3,132,930
   Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
     MBIA Insured, 5.25%,
      11/15/31 ...................................................................................     12,750,000        13,484,528
      11/15/35 ...................................................................................     17,600,000        18,492,320
   Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 ........        650,000           684,840
   Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
     MBIA Insured,
      5.375%, 7/01/19 ............................................................................      4,850,000         5,236,691
      5.50%, 7/01/24 .............................................................................      1,750,000         1,877,050
   Saginaw Valley State University Revenue,
      Refunding, AMBAC Insured, 5.25%, 7/01/19 ...................................................      2,540,000         2,714,981
      Series A, MBIA Insured, 5.125%, 7/01/30 ....................................................      4,315,000         4,517,762
   Schoolcraft Community School District GO, FGIC Insured, Pre-Refunded,
      5.75%, 5/01/21 .............................................................................      3,575,000         3,766,406
      5.375%, 5/01/26 ............................................................................      1,000,000         1,046,610
   South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 ........................      2,000,000         2,137,580
   South Redford School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/22 ..................      3,155,000         3,309,343
   Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 .............      6,535,000         6,933,243
   Sparta Area Schools GO, School Building and Site, FGIC Insured, 5.00%, 5/01/30 ................      2,730,000         2,888,777
   St. Clair County Building Authority GO, MBIA Insured, Pre-Refunded, 5.25%,
      4/01/18 ....................................................................................      2,065,000         2,127,425
      4/01/21 ....................................................................................      2,400,000         2,472,552
   St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
    6.40%, 8/01/24 ...............................................................................     10,000,000        11,132,000
   Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ...................      2,595,000         2,740,112
   Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
      5/01/25 ....................................................................................      5,925,000         6,576,572
      5/01/30 ....................................................................................      4,500,000         4,994,865
   Thornapple Kellogg School GO, School Building and Site, Refunding, FSA Insured, 5.00%,
      5/01/23 ....................................................................................      4,000,000         4,259,520
      5/01/28 ....................................................................................      6,250,000         6,589,813
   Three Rivers Community Schools GO, Building and Site, MBIA Insured, Pre-Refunded,
     6.00%, 5/01/23 ..............................................................................      2,400,000         2,492,376


122 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Warren Consolidated School District GO, FSA Insured,
      4.875%, 5/01/22 ............................................................................    $11,850,000    $   12,424,014
      5.00%, 5/01/26 .............................................................................     14,450,000        15,184,494
   Warren Water and Sewer Revenue, FSA Insured, 5.125%, 11/01/23 .................................      2,450,000         2,611,553
   Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A, MBIA Insured,
      5.25%, 12/01/25 ............................................................................     17,000,000        18,215,330
      5.00%, 12/01/30 ............................................................................     10,750,000        11,164,950
   Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A,
     MBIA Insured, 5.25%, 12/01/18 ...............................................................      5,500,000         5,799,475
   Wayne State University Revenue, FGIC Insured, 5.125%, 11/15/29 ................................     17,900,000        19,036,292
   West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
      5/01/19 ....................................................................................      2,100,000         2,378,460
      5/01/20 ....................................................................................      2,000,000         2,265,200
   West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 ...................      1,400,000         1,529,304
   West Ottawa Public School District GO,
      FGIC Insured, 5.60%, 5/01/21 ...............................................................        695,000           726,845
      FGIC Insured, 5.60%, 5/01/26 ...............................................................      3,575,000         3,738,807
      FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 .................................................      6,000,000         6,304,620
      School Building Site, Refunding, MBIA Insured, 5.00%, 5/01/32 ..............................      6,025,000         6,325,105
   Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
     1/01/23 .....................................................................................      8,500,000         8,867,795
   Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 .........................      9,375,000         9,855,750
   Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ..................................     12,550,000        13,056,895
   Wyoming Public Schools GO, FGIC Insured, Pre-Refunded, 5.125%, 5/01/23 ........................      5,750,000         6,104,545
   Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
     5/01/32 .....................................................................................      6,065,000         6,342,110
   Ypsilanti School District GO, FGIC Insured, Pre-Refunded,
      5.75%, 5/01/20 .............................................................................      4,700,000         4,951,638
      5.375%, 5/01/26 ............................................................................      6,750,000         7,064,618
   Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured, 5.00%,
     9/01/27 .....................................................................................      2,115,000         2,231,769
                                                                                                                     --------------
                                                                                                                      1,307,605,166
                                                                                                                     --------------
   U.S. TERRITORIES 4.4%
   Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
     Pre-Refunded, 9.00%, 7/01/09 ................................................................      1,535,000         1,542,567
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ...........................................     20,000,000        21,108,000
      Series B, MBIA Insured, 5.875%, 7/01/35 ....................................................     16,430,000        18,539,941
      Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ......................................      8,570,000         9,774,171
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ....................      8,700,000         8,732,016
                                                                                                                     --------------
                                                                                                                         59,696,695
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,269,324,765) .............................................                    1,367,301,861
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 123

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.2%
   BONDS 0.2%
   MICHIGAN 0.2%
(b)Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
     2.97%, 7/01/33 ..............................................................................    $ 1,700,000    $    1,700,000
(b)University of Michigan Revenues, Refunding, Series A-2, Daily VRDN and Put, 2.98%,
     12/01/24 ....................................................................................      1,025,000         1,025,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,725,000) ................................................                        2,725,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $1,272,049,765) 99.6% .................................................                    1,370,026,861
   OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                        6,098,258
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $1,376,125,119
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


124 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   BONDS 93.9%
   MINNESOTA 91.9%
   Anoka County Housing and RDA, GO, Housing Development, AMBAC Insured,
      4.875%, 2/01/24 ..............................................................................    $ 2,195,000    $  2,325,054
      5.00%, 2/01/34 ...............................................................................      2,000,000       2,109,120
   Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A,
     FSA Insured, 5.00%, 2/01/20 ...................................................................      6,130,000       6,517,293
   Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services, Radian
     Insured, 5.00%, 9/01/24 .......................................................................      2,000,000       2,102,740
   Bemidji ISD No. 031 GO, Refunding, Series A, FSA Insured, 4.50%, 4/01/19 ........................      3,550,000       3,702,082
   Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
     5.70%, 12/01/17 ...............................................................................        120,000         130,175
   Big Lake ISD No. 727 GO, MBIA Insured, 5.70%, 2/01/21 ...........................................      3,085,000       3,221,912
   Bloomington ISD No. 271 GO, Series A, FSA Insured, 5.125%, 2/01/24 ..............................      2,000,000       2,142,400
   Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 ............      1,045,000       1,112,664
   Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ....................................      1,000,000       1,065,740
   Buffalo GO, AMBAC Insured, 5.55%, 6/01/17 .......................................................      1,000,000       1,026,780
   Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 .................................      4,255,000       4,461,878
   Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
      5.90%, 9/20/19 ...............................................................................        400,000         428,236
      5.95%, 9/20/29 ...............................................................................      1,275,000       1,357,658
      6.00%, 9/20/34 ...............................................................................      1,000,000       1,065,550
   Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 ...................      2,215,000       2,383,384
   Cambridge ISD No. 911 GO, Series A, MBIA Insured,
      4.125%, 2/01/22 ..............................................................................      1,410,000       1,410,493
      4.25%, 2/01/24 ...............................................................................      1,235,000       1,239,804
      4.75%, 2/01/30 ...............................................................................      2,500,000       2,588,050
   Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 ...............................      3,805,000       4,087,521
   Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ................................      1,000,000       1,066,350
   Champlin EDA, GO, Housing Development, MBIA Insured, 5.625%, 2/01/26 ............................        250,000         254,583
   Chanhassen Apartments Project GO, Series B, AMBAC Insured, Pre-Refunded, 6.20%,
    1/01/25 ........................................................................................      2,975,000       3,032,834
   Cohasset PCR, Collateral Allete Project, Refunding, Radian Insured, 4.95%, 7/01/22 ..............      3,010,000       3,112,190
   Columbia Heights ISD No. 013 GO, FSA Insured, 5.50%, 2/01/23 ....................................      4,500,000       4,685,220
   Dakota County Housing and RDA, SFMR, GNMA Secured,
      5.75%, 4/01/18 ...............................................................................        366,000         377,888
      5.85%, 10/01/30 ..............................................................................        617,000         636,318
   Dakota County Housing and RDA Governmental Housing GO, Eagan Senior Housing Facility,
    MBIA Insured, 5.40%, 1/01/27 ...................................................................      1,015,000       1,015,000
   Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 ..........................................      1,325,000       1,483,179
   Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 .......................      3,075,000       3,279,026
   Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
      5.95%, 9/20/29 ...............................................................................      1,700,000       1,809,361
      6.00%, 9/20/34 ...............................................................................      1,480,000       1,574,616
   Eden Prairie MFHR,
      Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 .............................      2,000,000       2,056,600
      Parkway Apartments Project, Series A, GNMA Secured, 5.80%, 2/20/32 ...........................      7,380,000       7,719,701
   Edina ISD No. 273 GO, MBIA Insured, 4.25%, 2/01/21 ..............................................      2,700,000       2,728,053
   Eveleth EDA, GO, Housing Development, MBIA Insured, 5.80%, 7/01/25 ..............................      1,000,000       1,031,820


                                       Quarterly Statements of Investments | 125

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Farmington ISD No. 192 GO, MBIA Insured, 5.25%, 2/01/24 .........................................    $ 5,915,000    $  6,379,091
   Forest Lake ISD No. 831 GO, Refunding, Series A, FSA Insured, 5.00%,
      2/01/18 ......................................................................................      3,720,000       4,077,976
      2/01/19 ......................................................................................      1,965,000       2,145,780
   Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured, 6.10%,
     1/01/26 .......................................................................................      2,180,000       2,197,963
   Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 .......................      2,700,000       2,770,119
   Hibbing Health Care Facilities Revenue, The Duluth Clinic, Ltd., FSA Insured, Pre-Refunded,
     5.00%, 11/01/25 ...............................................................................      8,000,000       8,892,240
   Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
      5.60%, 11/20/17 ..............................................................................        750,000         784,980
      5.70%, 11/20/32 ..............................................................................      3,000,000       3,123,150
   Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 ...........................................      3,880,000       4,175,113
   Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
     8/01/27 .......................................................................................      1,085,000       1,201,713
   Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building, Series B,
     MBIA Insured, 5.00%, 2/01/34 ..................................................................      3,285,000       3,481,049
   Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 .............................      4,195,000       4,485,965
   Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ..........................................      3,705,000       4,071,091
   Lakeville GO, Capital Improvement Plan, Series A, MBIA Insured, 4.75%, 2/01/30 ..................      2,695,000       2,789,918
   Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 ................................     10,180,000      10,907,972
   Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 ...........................................      3,240,000       3,486,499
   Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, 5.55%, 2/01/17 .................        280,000         296,792
   Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 ..................................      2,700,000       2,841,183
   Minneapolis and St. Paul Housing RDA Health Care System Revenue, Children's Health Care,
     Series A, FSA Insured, Pre-Refunded,
      5.70%, 8/15/16 ...............................................................................      1,005,000       1,031,421
      5.50%, 8/15/25 ...............................................................................      9,000,000       9,233,010
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
      (a)Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/28 ....................................      5,000,000       5,312,600
         Series A, AMBAC Insured, 5.20%, 1/01/24 ...................................................      5,000,000       5,255,900
         Series A, FGIC Insured, 5.125%, 1/01/31 ...................................................      7,000,000       7,292,040
         Series A, FGIC Insured, 5.25%, 1/01/32 ....................................................      7,000,000       7,436,940
         Series C, FGIC Insured, 5.25%, 1/01/26 ....................................................      2,000,000       2,136,180
   Minneapolis and St. Paul Metropolitan Airports Community Airport Revenue, Series C,
     FGIC Insured, 5.25%, 1/01/32 ..................................................................      9,000,000       9,561,780
   Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B,
     BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ...................................................        740,000         917,430
   Minneapolis GO,
      Sports Arena Project, Refunding, 5.125%, 10/01/20 ............................................      8,340,000       8,779,601
      Sports Arena Project, Refunding, 5.20%, 10/01/24 .............................................      3,750,000       3,928,275
      Various Purpose, 5.125%, 12/01/28 ............................................................      3,000,000       3,187,830
   Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
     11/15/34 ......................................................................................      3,500,000       3,701,390
   Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 ......................      5,000,000       5,086,550
   Minneapolis Revenue, University Gateway Project, Series A, 5.25%, 12/01/24 ......................      3,000,000       3,115,620


126 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Minneapolis Special School District No. 001 COP,
      Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 ............................................    $ 2,715,000    $  2,775,463
      Series A, FSA Insured, 5.00%, 2/01/21 ........................................................      1,950,000       2,079,383
      Series A, MBIA Insured, Pre-Refunded, 5.90%, 2/01/17 .........................................      5,000,000       5,102,950
   Minnesota Agriculture and Economic Development Board Revenue,
      Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 .......................     14,625,000      15,303,454
      Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
       12/01/22 ....................................................................................      4,870,000       5,120,902
      Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded,
       5.15%, 12/01/22 .............................................................................        310,000         332,670
      Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .......................        365,000         393,693
      Health Care System, Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ....................     17,635,000      19,156,901
   Minnesota State HFAR,
      Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ............................        905,000         922,222
      Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ............................        290,000         295,754
      Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ............................        330,000         336,547
      SF, Series I, MBIA Insured, 6.25%, 1/01/15 ...................................................      1,175,000       1,175,776
      SFM, Series B, 5.00%, 7/01/13 ................................................................         65,000          67,322
      SFM, Series D, 5.45%, 1/01/26 ................................................................      2,720,000       2,781,635
      SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 .................................................      4,250,000       4,340,100
      SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 .................................................        475,000         486,866
   Minnesota State Higher Education Facilities Authority Revenue,
      Bethel, Mandatory Put 4/01/19, Refunding, 5.10%, 4/01/28 .....................................      7,700,000       7,880,411
      St. Johns University, Series 5-I, MBIA Insured, 5.25%, 10/01/21 ..............................      1,750,000       1,910,983
      St. Johns University, Series 5-I, MBIA Insured, 5.25%, 10/01/26 ..............................      1,500,000       1,618,605
      University of St. Thomas, Series 4-A1, MBIA Insured, 5.625%, 10/01/16 ........................      1,000,000       1,035,330
   Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
      5.90%, 10/20/19 ..............................................................................      1,750,000       1,872,238
      5.95%, 10/20/29 ..............................................................................      5,955,000       6,350,769
   Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 .........................      1,890,000       2,018,388
   New Hope MFR, North Ridge, Series A, GNMA Secured, Pre-Refunded,
      6.05%, 1/01/17 ...............................................................................        450,000         463,001
      6.20%, 1/01/31 ...............................................................................      5,470,000       5,623,105
   Nobles County Housing and RDA Public Project Revenue, Annual Appropriate Lease Obligation,
     AMBAC Insured, 5.625%, 2/01/22 ................................................................      1,230,000       1,346,985
   North St. Paul Maplewood ISD No. 622 GO, Refunding, Series A, 5.125%, 2/01/25 ...................      2,275,000       2,328,121
   Northern Municipal Power Agency Electric System Revenue, Refunding, FSA Insured, 5.00%,
     1/01/12 .......................................................................................      1,030,000       1,096,332
   Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 .....................................      3,000,000       3,209,940
   Park Rapids ISD No. 309 GO,
      MBIA Insured, 4.75%, 2/01/21 .................................................................      2,500,000       2,640,750
      MBIA Insured, 5.00%, 2/01/25 .................................................................      3,000,000       3,194,640
      Refunding, Series A, FSA Insured, 4.50%, 2/01/24 .............................................      2,255,000       2,299,175
      Refunding, Series A, FSA Insured, 4.50%, 2/01/25 .............................................      2,355,000       2,393,669
   Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%,
     3/01/20 .......................................................................................      1,595,000       1,730,001


                                       Quarterly Statements of Investments | 127

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
      6.25%, 6/01/16 ...............................................................................    $ 1,600,000    $  1,641,968
      6.125%, 6/01/24 ..............................................................................      1,815,000       1,861,500
   Princeton ISD No. 477 GO, Mille Lacs County, FSA Insured, 5.125%, 2/01/24 .......................      1,190,000       1,231,805
   Prior Lake ISD No. 719 GO,
      FGIC Insured, 5.125%, 2/01/19 ................................................................      1,140,000       1,235,076
      FSA Insured, 5.50%, 2/01/20 ..................................................................      2,255,000       2,459,461
      FSA Insured, 5.50%, 2/01/21 ..................................................................      2,590,000       2,822,504
      Series C, MBIA Insured, 5.00%, 2/01/21 .......................................................      2,000,000       2,141,360
      Series C, MBIA Insured, 5.00%, 2/01/23 .......................................................      6,025,000       6,431,447
   Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
     5.875%, 1/01/31 ...............................................................................      2,160,000       2,266,078
   Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%,
      2/01/21 ......................................................................................      3,420,000       3,511,246
      2/01/22 ......................................................................................      3,570,000       3,658,179
   Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 ..............................      3,000,000       3,241,680
   Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B, 5.50%,
     11/15/27 ......................................................................................      4,000,000       4,264,200
   Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
      2/01/28 ......................................................................................      1,385,000       1,472,172
      2/01/29 ......................................................................................      1,455,000       1,543,013
   Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 ................................      1,000,000       1,038,400
   Rush City ISD No. 139 GO, School Building, MBIA Insured,
      5.00%, 2/01/21 ...............................................................................      1,680,000       1,798,742
      5.125%, 2/01/26 ..............................................................................      4,245,000       4,531,410
   Sartell ISD No. 748 GO, Refunding, Series A, FSA Insured,
      4.125%, 8/01/20 ..............................................................................      1,785,000       1,797,209
      4.25%, 2/01/22 ...............................................................................      2,810,000       2,836,245
   Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%,
      2/01/23 ......................................................................................      2,740,000       3,074,910
      2/01/26 ......................................................................................      5,000,000       5,602,950
   Scott County GO, MBIA Insured, 5.00%, 2/01/33 ...................................................      5,555,000       5,828,417
   Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
     5.70%, 2/01/29 ................................................................................      1,380,000       1,499,329
   Scott County Housing and Redevelopment Authority GO,
      River City Center Project, Series A, FSA Insured, 5.375%, 2/01/27 ............................      1,520,000       1,604,421
      Savage City, Hamilton Apartments Project, AMBAC Insured, 5.70%, 2/01/33 ......................      2,285,000       2,370,299
   Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue, River City
     Centre Project, Series B, AMBAC Insured, 5.50%, 2/01/27 .......................................        675,000         714,623
   Scott County Housing and Redevelopment Authority Tax Increment Development Revenue, River
     City Centre Project, Series E, FSA Insured, 5.375%, 2/01/25 ...................................      1,170,000       1,234,982
   Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, Pre-Refunded,
     6.00%, 2/01/28 ................................................................................      2,530,000       2,788,414
   South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 ...................      4,000,000       4,253,320


128 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
     Apartments B, MBIA Insured, 5.75%, 1/01/31 ....................................................    $ 2,415,000    $  2,528,360
   Southern Minnesota Municipal Power Agency Power Supply System Revenue, Refunding,
     Series A, MBIA Insured, ETM, 5.75%, 1/01/18 ...................................................      1,000,000       1,085,290
   St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 ...........................................      2,250,000       2,458,665
   St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured, 5.875%,
     5/01/30 .......................................................................................     17,785,000      19,936,274
   St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC Insured,
     5.00%, 7/01/15 ................................................................................      1,165,000       1,203,806
   St. Cloud Housing and RDA Sales Tax Revenue, Paramount Theater Project, Refunding,
     Series A, FGIC Insured, 5.00%, 3/01/22 ........................................................      1,000,000       1,039,140
   St. Francis ISD No. 15 GO, Series A, FSA Insured,
      6.35%, 2/01/13 ...............................................................................      1,500,000       1,534,575
      6.375%, 2/01/16 ..............................................................................      5,465,000       5,591,843
   St. Michael ISD No. 885 GO, FSA Insured, 5.00%, 2/01/23 .........................................      3,300,000       3,508,989
   St. Paul ISD No. 625 GO,
      School Building, Series B, FSA Insured, 4.25%, 2/01/21 .......................................      1,000,000       1,012,620
      School Building, Series B, FSA Insured, 4.375%, 2/01/22 ......................................      1,065,000       1,086,417
      Series C, FSA Insured, 6.00%, 2/01/20 ........................................................      1,600,000       1,757,600
   St. Paul Port Authority IDR, Brown and Bigelow Co., Series K-1996, FGIC Insured, 9.50%,
     12/01/14 ......................................................................................        170,000         175,528
   St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 ..................................      6,805,000       7,064,951
   Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 ............................      1,140,000       1,224,645
   Virginia Governmental Housing Project GO, Refunding, MBIA Insured, 5.90%, 2/01/26 ...............      2,915,000       3,030,900
   Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
      2/01/23 ......................................................................................      1,160,000       1,298,481
      2/01/25 ......................................................................................      1,300,000       1,455,194
   Washington County GO, Capital Improvement Plan, Series A, 4.75%,
      2/01/22 ......................................................................................      3,200,000       3,363,328
      2/01/23 ......................................................................................      1,760,000       1,851,027
   Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
     Refunding,
      5.35%, 2/01/22 ...............................................................................      1,000,000       1,053,340
      5.40%, 8/01/27 ...............................................................................      2,015,000       2,127,659
   Western Minnesota Municipal Power Agency Revenue,
      MBIA Insured, 5.00%, 1/01/26 .................................................................      8,565,000       9,062,455
      Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 ...........................................      2,745,000       2,839,373
      Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 ...........................................      4,500,000       4,654,710
      Refunding, Series B, MBIA Insured, 5.00%, 1/01/15 ............................................      2,000,000       2,219,940
      Series A, MBIA Insured, 5.00%, 1/01/30 .......................................................      5,200,000       5,460,572
   White Bear Lake ISD No. 624 GO, Series 4-A, FSA Insured, 4.00%, 2/01/19 .........................      1,405,000       1,413,247
   Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
      2/01/19 ......................................................................................      2,000,000       2,162,280
      2/01/22 ......................................................................................      2,550,000       2,735,844
      2/01/25 ......................................................................................      3,000,000       3,183,930
      2/01/32 ......................................................................................      5,415,000       5,677,898


                                       Quarterly Statements of Investments | 129

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Worthington ISD No. 518 GO,
      Refunding, Series A, FSA Insured, 4.25%, 2/01/22 .............................................    $ 5,010,000    $  5,075,030
      Refunding, Series A, FSA Insured, 4.25%, 2/01/24 .............................................      2,840,000       2,860,363
      Series A, FSA Insured, 5.00%, 2/01/24 ........................................................      5,000,000       5,324,400
                                                                                                                       ------------
                                                                                                                        532,924,549
                                                                                                                       ------------
   U.S. TERRITORIES 2.0%
   Puerto Rico Commonwealth GO, Public Improvement, FSA Insured,
      5.00%, 7/01/23 ...............................................................................        955,000       1,014,515
      5.125%, 7/01/30 ..............................................................................        420,000         449,232
      Pre-Refunded, 5.00%, 7/01/23 .................................................................      1,545,000       1,704,645
      Pre-Refunded, 5.125%, 7/01/30 ................................................................        580,000         643,916
   Puerto Rico PBA Revenue, Government Facilities, Refunding, Series F, XLCA Insured, 5.25%,
    7/01/25 ........................................................................................      2,500,000       2,955,225
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ......................      1,300,000       1,304,784
   Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured,
      5.50%, 8/01/27 ...............................................................................        625,000         748,494
      ETM, 5.50%, 8/01/27 ..........................................................................        375,000         449,096
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
      10/01/20 .....................................................................................      1,160,000       1,294,862
      10/01/21 .....................................................................................      1,000,000       1,112,100
                                                                                                                       ------------
                                                                                                                         11,676,869
                                                                                                                       ------------
   TOTAL BONDS (COST $515,086,515) .................................................................                    544,601,418
                                                                                                                       ------------
   ZERO COUPON BONDS 4.7%
   MINNESOTA 4.7%
   Cambridge ISD No. 911 GO, Capital Appreciation, Series B, MBIA Insured, 2/01/30 .................      2,240,000         645,859
   Southern Minnesota Municipal Power Agency Power Supply System Revenue,
      Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/23 .............................      4,000,000       1,826,400
      Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/26 .............................      5,000,000       1,945,550
      Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/27 .............................      6,600,000       2,432,364
      Capital Appreciation, Series A, MBIA Insured, 1/01/19 ........................................      5,875,000       3,292,761
      Capital Appreciation, Series A, MBIA Insured, 1/01/20 ........................................     14,035,000       7,473,497
      Series A, AMBAC Insured, 1/01/18 .............................................................     15,985,000       9,418,682
                                                                                                                       ------------
   TOTAL ZERO COUPON BONDS (COST $24,696,414) ......................................................                     27,035,113
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $539,782,929) .................................................                    571,636,531
                                                                                                                       ------------


130 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.4%
   BONDS 0.4%
   MINNESOTA 0.0%(b)
(c)Minneapolis GO, Convention Center, Weekly VRDN and Put, 2.82%, 12/01/18 .........................    $   100,000    $    100,000
                                                                                                                       ------------
   U.S. TERRITORIES 0.4%
(c)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
     MBIA Insured, Weekly VRDN and Put, 2.85%, 12/01/15 ............................................      1,400,000       1,400,000
(c)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 2.90%, 7/01/28 ..................................      1,100,000       1,100,000
                                                                                                                       ------------
                                                                                                                          2,500,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,600,000) ..................................................                      2,600,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $542,382,929) 99.0% .....................................................                    574,236,531
   OTHER ASSETS, LESS LIABILITIES 1.0% .............................................................                      5,797,835
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $580,034,366
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b)   Rounds to less than 0.05% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 131

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132 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.0%
   BONDS 99.0%
   MISSOURI 81.2%
   BI-State Development Agency Revenue, Missouri Illinois Metropolitan District, Metrolink Cross
     County Project, Series B, FSA Insured, 5.00%, 10/01/32 ........................................    $ 4,500,000    $  4,744,035
   Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
     10/20/22 ......................................................................................      1,515,000       1,643,851
(a)Branson Reorganized School District No. R-4 GO, FSA Insured, 5.00%, 3/01/24 .....................      4,500,000       4,852,395
   Cape Girardeau County IDA Health Care Facilities Revenue, St. Francis Medical Center, Series A,
     5.50%,
      6/01/27 ......................................................................................      6,350,000       6,781,228
      6/01/32 ......................................................................................      5,000,000       5,332,600
   Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
     5.30%, 5/15/28 ................................................................................      6,875,000       7,127,931
   Curators University System Facilities Revenue, Series A, 5.00%, 11/01/31 ........................     17,845,000      18,886,077
   Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 ...............................................      1,000,000       1,064,520
   Florissant COP, FGIC Insured, 5.00%, 8/01/22 ....................................................      1,285,000       1,375,824
   Grandview COP, FGIC Insured, 5.00%, 1/01/23 .....................................................      2,410,000       2,577,519
   Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A, GNMA Secured, 6.10%,
     9/20/26 .......................................................................................      1,745,000       1,813,736
   Hazelwood School District GO, Missouri Direct DepositPage, Series A, FGIC Insured, 5.00%,
     3/01/24 .......................................................................................      3,000,000       3,247,500
   Hickory County School District R-1 Skyline GO, Direct Deposit Program, 6.05%, 3/01/20 ...........      1,100,000       1,234,064
   High Ridge Fire Protection District GO, FSA Insured, 5.375%, 11/01/20 ...........................      1,000,000       1,054,580
   Howard Bend Levee District Special Tax,
      5.65%, 3/01/13 ...............................................................................      1,000,000       1,065,410
      5.85%, 3/01/19 ...............................................................................      4,000,000       4,264,720
   Jackson County Consolidated School District No. 2 GO, Direct Deposit Program, 5.20%,
     3/01/20 .......................................................................................      2,000,000       2,153,860
   Jackson County Reorganized School District No. 7 Lees Summit GO, Direct Deposit, Refunding
     and Improvement, FSA Insured, 5.00%, 3/01/21 ..................................................      5,700,000       6,078,822
   Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/27 ........................      3,105,000       3,281,706
   Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
     3/01/20 .......................................................................................      1,025,000       1,147,949
   Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
     AMBAC Insured, 5.00%, 12/01/26 ................................................................      4,500,000       4,758,660
   Jefferson County Consolidated School District No. 6 Lease Particiation COP, FSA Insured,
     5.00%, 3/01/25 ................................................................................      1,050,000       1,135,743
   Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
      5.50%, 2/15/29 ...............................................................................      2,000,000       2,109,400
      5.75%, 2/15/35 ...............................................................................      2,500,000       2,708,200
   Kansas City IDA, MFHR, Mews Apartments Project, Series A, FNMA Insured, 6.30%,
     7/01/20 .......................................................................................      3,345,000       3,345,000
   Kansas City Land Clearance Redevelopment Authority Lease Revenue, Municipal Auditorium
     and Muehlebach Hotel, Series A, FSA Insured, 5.90%, 12/01/18 ..................................      5,000,000       5,173,450
   Kansas City MAC Revenue, Leasehold Roe Bartle, Refunding, Series A, MBIA Insured, 5.00%,
     4/15/20 .......................................................................................     10,000,000      10,255,600
   Kansas City Sanitary Sewer System Revenue, Series B, MBIA Insured, 5.00%, 1/01/25 ...............      1,120,000       1,208,357
   Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
     Center Project, MBIA Insured, 5.00%, 7/01/27 ..................................................      1,730,000       1,845,616


                                       Quarterly Statements of Investments | 133

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Lake of the Ozarks Community Board Corp. Bridge System Revenue,
      Pre-Refunded, 6.25%, 12/01/16 ................................................................    $ 2,000,000    $  2,129,000
      Pre-Refunded, 6.40%, 12/01/25 ................................................................      5,000,000       5,356,050
      Refunding, 5.25%, 12/01/14 ...................................................................        750,000         766,852
      Refunding, 5.25%, 12/01/26 ...................................................................        800,000         769,216
   Lee's Summit IDAR, John Knox Village Project,
      6.55%, 8/15/10 ...............................................................................      1,000,000       1,023,750
      6.625%, 8/15/13 ..............................................................................      2,000,000       2,048,160
      5.70%, 8/15/22 ...............................................................................      1,500,000       1,603,080
   Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 ...................      1,995,000       2,134,630
   Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA Insured,
     5.00%, 5/01/34 ................................................................................     24,730,000      26,243,723
   Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
     Series A, MBIA Insured, 5.00%, 12/01/30 .......................................................      9,500,000       9,977,660
   Missouri School Board Association COP, Pooled Finance Program, Series A-5, 7.375%,
     3/01/06 .......................................................................................         20,000          20,219
   Missouri School Board Association Lease COP, Republic R-3 School District Project, Refunding,
     FSA Insured, 6.00%, 3/01/16 ...................................................................      2,220,000       2,272,370
   Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured, 5.50%,
     4/01/23 .......................................................................................      1,200,000       1,315,536
   Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A,
     5.125%, 5/01/26 ...............................................................................      3,960,000       4,213,757
   Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
     Redevelopment Project, Series A, MBIA Insured, 5.75%, 4/01/22 .................................     10,000,000      11,079,900
   Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
     St. Louis Project, Series A, 5.40%, 9/01/18 ...................................................      7,420,000       7,916,546
   Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
     Paper Product, 5.20%, 3/15/29 .................................................................      3,000,000       3,342,030
   Missouri State Environmental Improvement and Energy Resources Authority PCR, National
     Rural Association, Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ................      2,100,000       2,130,891
   Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
     Revolving Fund,
      Series A, 7.00%, 10/01/10 ....................................................................        685,000         688,014
      Series A, 6.55%, 7/01/14 .....................................................................        890,000         892,964
      Series A, 5.75%, 1/01/16 .....................................................................        150,000         153,937
      Series B, 7.125%, 12/01/10 ...................................................................        275,000         275,943
      Series B, 5.80%, 1/01/15 .....................................................................        125,000         127,840
      Series B, 6.05%, 7/01/16 .....................................................................        485,000         491,271
      Series B, 7.20%, 7/01/16 .....................................................................        825,000         836,393
      Series B, 5.50%, 7/01/21 .....................................................................        710,000         781,334
      Series B, Pre-Refunded, 5.50%, 7/01/21 .......................................................        730,000         815,403
   Missouri State GO, Stormwater Control, Series A, 5.00%, 6/01/26 .................................      1,895,000       1,988,935
   Missouri State HDC,
      MFHR, FHA Insured, 8.50%, 12/01/29 ...........................................................         65,000          66,906
      SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 ................................        235,000         241,770
      SFMR, Series B, GNMA Secured, 6.10%, 9/01/14 .................................................        550,000         562,529
      SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 .................................................        345,000         355,936


134 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      Maryville University of St. Louis Project, 6.50%, 6/15/22 ....................................    $ 1,750,000    $  1,909,337
      Maryville University of St. Louis Project, 6.75%, 6/15/30 ....................................      4,500,000       4,940,820
      Washington University, 5.00%, 11/15/37 .......................................................      9,150,000       9,449,937
      Washington University, Refunding, Series B, 5.00%, 3/01/30 ...................................     14,000,000      14,638,260
      Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ................................     13,550,000      15,374,778
      Webster University, MBIA Insured, 5.30%, 4/01/27 .............................................      8,000,000       8,604,240
   Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
      Children's Mercy Hospital, 5.30%, 5/15/28 ....................................................     12,420,000      12,796,823
      Freeman Health Systems Project, 5.25%, 2/15/28 ...............................................      2,750,000       2,795,540
      Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 ..........      4,585,000       4,819,339
      Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 ..........      4,900,000       5,196,744
      Lake of the Ozarks General Hospital, 6.25%, 2/15/11 ..........................................        410,000         422,890
      Lake of the Ozarks General Hospital, Pre-Refunded, 6.25%, 2/15/11 ............................        840,000         876,506
      Lake of the Ozarks General Hospital, Pre-Refunded, 6.50%, 2/15/21 ............................        670,000         700,271
      Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ...............................        330,000         339,870
      Lake Regional Health Systems Project, 5.60%, 2/15/25 .........................................      1,250,000       1,323,988
      Lake Regional Health Systems Project, 5.70%, 2/15/34 .........................................      2,750,000       2,916,100
      Lutheran Senior Services, Refunding, 5.875%, 2/01/23 .........................................      1,000,000       1,052,330
      Lutheran Senior Services, Series A, 6.375%, 2/01/27 ..........................................      4,000,000       4,150,040
      St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ....................      8,500,000       9,133,080
   Missouri State GO, State Water Pollution Control, Series A, 5.00%, 6/01/26 ......................      3,785,000       3,972,622
   Missouri State Health and Educational Facilities Authority Revenue,
      Series A, 5.00%, 2/15/33 .....................................................................     20,125,000      21,187,198
      SSM Healthcare System, Series A, AMBAC Insured, 5.25%, 6/01/28 ...............................     16,385,000      17,469,851
   Missouri State Highways and Transportation Commission State Road Revenue, Series A, 5.00%,
      2/01/21 ......................................................................................     10,000,000      10,669,500
      2/01/22 ......................................................................................      3,000,000       3,189,990
   Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
     GNMA Secured,
      5.90%, 9/01/25 ...............................................................................      1,860,000       1,949,213
      5.95%, 3/01/28 ...............................................................................      1,330,000       1,365,746
   Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 .......................      1,920,000       2,147,635
   North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
      5.00%, 11/15/20 ..............................................................................      1,000,000       1,069,600
      5.00%, 11/15/21 ..............................................................................      1,000,000       1,069,600
      5.00%, 11/15/22 ..............................................................................      1,000,000       1,066,650
      5.00%, 11/15/28 ..............................................................................      1,965,000       2,070,088
      5.125%, 11/15/33 .............................................................................      2,755,000       2,936,665
   Northeast State University Recreational Facility Revenue, Campus Recreational Center Project,
     AMBAC Insured, 5.80%, 6/01/15 .................................................................      1,000,000       1,000,000
   Northwest State University Revenue, Housing System, MBIA Insured, 4.50%, 6/01/28 ................      3,250,000       3,295,760
   Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 ............      1,600,000       1,687,040
   Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
      5.625%, 8/15/18 ..............................................................................      3,000,000       2,916,750
      5.70%, 8/15/28 ...............................................................................      5,250,000       4,898,250


                                       Quarterly Statements of Investments | 135

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Springfield Public Building Corp. Leasehold Revenue,
      Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ...................................    $ 2,600,000    $  2,796,066
      Springfield Recreational, Series B, AMBAC Insured, 6.125%, 6/01/21 ...........................      3,230,000       3,669,280
      Springfield Recreational, Series B, AMBAC Insured, 6.15%, 6/01/25 ............................      3,645,000       4,137,695
   Springfield School District No. R 12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 ........      1,500,000       1,670,115
   St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
     MBIA Insured, 5.25%, 12/01/28 .................................................................      1,000,000       1,071,460
   St. Louis Airport Revenue,
      Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/26 ..........................      5,000,000       5,217,900
      Airport Development Program, Series A, MBIA Insured, 5.25%, 7/01/31 ..........................     18,835,000      19,864,898
      Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/32 ..........................      2,540,000       2,636,418
   St. Louis County IDA Health Facilities Revenue,
      Jewish Center Healthcare, GNMA Secured, 5.40%, 2/20/31 .......................................      1,000,000       1,034,560
      Jewish Center Healthcare, GNMA Secured, 5.50%, 2/20/36 .......................................     10,460,000      11,275,985
      Mary Queen Healthcare, GNMA Secured, 5.375%, 9/20/31 .........................................      3,310,000       3,540,376
      Mother of Perpetual Help, GNMA Secured, 6.40%, 8/01/35 .......................................      1,895,000       1,981,374
   St. Louis County IDA, MFHR,
      Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 .....................................      1,095,000       1,128,584
      South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 ...................      1,250,000       1,303,975
   St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ........................      1,500,000       1,426,860
   St. Louis IDA Sewer and Solid Waste Disposal Facilities Revenue, Anheuser-Busch Project,
     5.875%, 11/01/26 ..............................................................................      1,100,000       1,127,467
   St. Louis Municipal Finance Corp. Leasehold Revenue,
      City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 .................................      1,000,000       1,129,840
      Carnahan Courthouse, Series A, FGIC Insured, 5.125%, 2/15/27 .................................      4,750,000       5,052,480
   Taney County IDA Hospital Revenue, The Skaggs Community Hospital Association,
      5.30%, 5/15/18 ...............................................................................      3,000,000       3,080,970
      5.40%, 5/15/28 ...............................................................................      1,500,000       1,522,695
   Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA Insured,
     5.00%, 3/01/20 ................................................................................      1,300,000       1,392,924
   University of Missouri Revenues, System Facilities,
      Pre-Refunded, 5.80%, 11/01/27 ................................................................      1,000,000       1,075,880
      Refunding, Series B, 5.00%, 11/01/27 .........................................................      7,865,000       8,264,778
   West Plains IDA Hospital Revenue, Ozarks Medical Center Project, Refunding,
      5.50%, 11/15/12 ..............................................................................      1,000,000       1,014,520
      5.60%, 11/15/17 ..............................................................................      1,700,000       1,707,242
      5.65%, 11/15/22 ..............................................................................      1,500,000       1,475,460
   West Plains Waterworks System Revenue, AMBAC Insured, 5.625%, 3/01/21 ...........................      1,250,000       1,373,713
                                                                                                                       ------------
                                                                                                                        481,267,464
                                                                                                                       ------------
   U. S. TERRITORIES 17.8%
   Childrens Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
     7/01/26 .......................................................................................      2,785,000       3,154,681
   Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
     Pre-Refunded, 9.00%, 7/01/09 ..................................................................         30,000          30,148


136 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES (CONT.)
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      Pre-Refunded, 5.375%, 7/01/28 ................................................................    $ 1,025,000    $  1,152,038
      5.375%, 7/01/28 ..............................................................................      1,975,000       2,122,374
      5.125%, 7/01/31 ..............................................................................      5,000,000       5,223,850
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     5.50%, 7/01/36 ................................................................................     11,750,000      13,158,003
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series D, 5.375%, 7/01/36 ....................................................................      2,500,000       2,695,625
      Series G, 5.00%, 7/01/42 .....................................................................      2,500,000       2,592,350
   Puerto Rico Electric Power Authority Power Revenue,
      Series NN, 5.125%, 7/01/29 ...................................................................      3,250,000       3,454,035
      Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ............................................     16,900,000      18,202,652
      Series II, 5.25%, 7/01/31 ....................................................................     10,000,000      10,730,400
   Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 .....................................        140,000         140,442
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
      7/01/22 ......................................................................................      2,500,000       2,584,600
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
      Series D, 5.375%, 7/01/33 ....................................................................      2,150,000       2,319,592
      Series D, Pre-Refunded, 5.375%, 7/01/33 ......................................................      5,885,000       6,610,503
      Series I, 5.375%, 7/01/34 ....................................................................     10,000,000      10,886,800
      Series I, 5.00%, 7/01/36 .....................................................................     14,450,000      15,158,773
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
      5.40%, 10/01/12 ..............................................................................      2,500,000       2,679,100
      5.50%, 10/01/22 ..............................................................................      2,500,000       2,651,175
                                                                                                                       ------------
                                                                                                                        105,547,141
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $548,383,415) .................................................                    586,814,605
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 0.5%
   BONDS 0.5%
   MISSOURI 0.5%
(b)Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      Rockhurst University, Daily VRDN and Put, 2.97%, 11/01/32 ....................................        600,000         600,000
      Washington University, Series B, Daily VRDN and Put, 2.96%, 2/15/33 ..........................      2,435,000       2,435,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,035,000) ..................................................                      3,035,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $551,418,415) 99.5% .....................................................                    589,849,605
   OTHER ASSETS, LESS LIABILITIES 0.5% .............................................................                      3,033,485
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $592,883,090
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 137

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138 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.0%
   BONDS 97.5%
   DELAWARE 2.4%
   Delaware River and Bay Authority Revenue,
      FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 .................................................    $ 9,000,000    $    9,306,090
      MBIA Insured, 5.00%, 1/01/27 ...............................................................     10,000,000        10,534,200
      Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ......................................      4,000,000         4,489,240
                                                                                                                     --------------
                                                                                                                         24,329,530
                                                                                                                     --------------
   NEW JERSEY 72.0%
   Aberdeen Township GO, Refunding, FGIC Insured, 5.70%, 2/01/22 .................................      4,100,000         4,351,781
   Allamuchy Town Board of Education COP, MBIA Insured, 6.00%, 11/01/14 ..........................      1,000,000         1,023,580
   Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
     MBIA Insured, ETM, 7.40%, 7/01/16 ...........................................................      9,500,000        12,101,290
   Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board
     of Education Project, 5.00%, 4/01/32 ........................................................      3,400,000         3,631,098
   Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 ..........................      1,975,000         2,057,278
   Branchburg Township Board of Education GO, FGIC Insured, 5.00%,
      7/15/26 ....................................................................................      1,230,000         1,296,100
      7/15/27 ....................................................................................      1,300,000         1,367,704
      7/15/28 ....................................................................................      1,365,000         1,434,574
      7/15/29 ....................................................................................      1,440,000         1,511,813
   Camden County Improvement Authority Health System Revenue, Catholic Health East,
     Series B, AMBAC Insured, 5.00%, 11/15/28 ....................................................     11,600,000        12,068,408
   Cape May County IPC Financing Authority Revenue, Atlantic City Electric Co., Refunding,
     Series A, MBIA Insured, 6.80%, 3/01/21 ......................................................      5,400,000         7,213,860
   Carteret Board of Education COP, MBIA Insured, 5.75%, 1/15/30 .................................      1,155,000         1,283,563
   East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
      6/15/23 ....................................................................................      1,200,000         1,307,148
      6/15/24 ....................................................................................      1,385,000         1,508,667
      6/15/25 ....................................................................................      1,465,000         1,595,810
   Egg Harbor Township School District GO,
      FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ................................................      4,870,000         5,435,602
      MBIA Insured, 5.00%, 4/01/29 ...............................................................      3,195,000         3,404,209
      MBIA Insured, 5.00%, 4/01/30 ...............................................................      3,027,000         3,220,183
   Freehold Township Board of Education GO, MBIA Insured, 5.00%, 2/15/30 .........................      1,500,000         1,568,685
   Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
     Management Inc. Project, Mandatory Put 12/01/09, Refunding,
      Series A, 6.85%, 12/01/29 ..................................................................      1,375,000         1,546,174
      Series B, 7.00%, 12/01/29 ..................................................................      1,250,000         1,405,050
   Hammonton School District GO, FGIC Insured, 5.00%,
      8/01/26 ....................................................................................      1,155,000         1,226,980
      8/01/27 ....................................................................................      1,215,000         1,287,621
   Higher Education Student Assistance Authority Student Loan Revenue, Series A,
     MBIA Insured, 6.15%, 6/01/19 ................................................................      1,705,000         1,756,644
   Highland Park School District GO, Refunding, MBIA Insured, 5.125%, 2/15/25 ....................      7,120,000         7,335,522
   Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ...........................      4,315,000         4,632,455
   Hoboken Parking Authority Parking Revenue, ABMAC Insured, Pre-Refunded, 5.30%,
     5/01/27 .....................................................................................      3,600,000         4,067,964
   Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
     Series A, 6.125%, 1/01/29 ...................................................................      6,510,000         6,565,075


                                       Quarterly Statements of Investments | 139

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   Jackson Township School District GO, FGIC Insured, 5.00%, 4/15/25 .............................    $ 3,000,000    $    3,195,120
   Jersey City GO,
      FSA Insured, Pre-Refunded, 5.00%, 3/01/21 ..................................................      1,500,000         1,626,840
      Series A, FSA Insured, 5.625%, 3/01/20 .....................................................      1,000,000         1,106,120
   Lafayette Yard Community Development Revenue, Hotel/Conference Center Project-Trenton
     Guaranteed, MBIA Insured, Pre-Refunded,
      6.00%, 4/01/29 .............................................................................      1,750,000         1,993,460
      5.80%, 4/01/35 .............................................................................      2,520,000         2,848,129
   Middlesex County COP, MBIA Insured, 5.00%, 8/01/31 ............................................      3,250,000         3,391,472
   Middlesex County Improvement Authority Revenue, Administration Building Residential
     Project, FNMA Insured,
      5.25%, 7/01/21 .............................................................................        750,000           808,920
      5.35%, 7/01/34 .............................................................................      1,575,000         1,676,430
   Middletown Township GO, Board of Education, MBIA Insured, Pre-Refunded, 5.85%,
      8/01/24 ....................................................................................      4,295,000         4,563,008
      8/01/25 ....................................................................................          5,000             5,312
   Monroe Township Municipal Utilities Authority Middlesex County Revenue, Refunding,
     FGIC Insured, 5.00%, 2/01/26 ................................................................      1,000,000         1,050,160
   Mount Olive Township Board of Education GO, MBIA Insured, 5.00%, 7/15/29 ......................      7,875,000         8,427,825
   New Jersey EDA, PCR, Jersey Central Power and Light, 7.10%, 7/01/15 ...........................        550,000           557,557
   New Jersey EDA Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.20%,
     12/01/07 ....................................................................................      2,660,000         2,668,113
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
     Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .......................................      5,000,000         5,609,600
   New Jersey EDA Natural Gas Facilities Revenue, New Jersey Natural Gas Co. Project, Series A,
     AMBAC Insured, 6.25%, 8/01/24 ...............................................................      8,200,000         8,361,622
   New Jersey EDA Revenue,
      Cigarette Tax, 5.50%, 6/15/24 ..............................................................      5,000,000         5,307,800
      Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%, 1/01/16 ........      2,500,000         2,676,300
      Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 .......................      5,110,000         5,517,880
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ....................     12,500,000        13,325,625
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ....................     10,000,000        10,575,100
      Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ..........................     14,545,000        15,433,118
      School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
        6/15/21 ..................................................................................     15,000,000        16,496,550
      School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 .....................     16,500,000        17,149,275
      School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ......................     12,000,000        12,810,000
      Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
        5/01/17 ..................................................................................      5,000,000         5,406,350
      Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
        5/01/18 ..................................................................................      2,000,000         2,144,240
   New Jersey EDA School Revenue, Blair Academy, 1995 Project, Series A, 5.85%, 9/01/16 ..........      1,640,000         1,651,726
   New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
     AMBAC Insured, 5.75%, 3/15/20 ...............................................................      4,605,000         4,795,002
   New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding, Series A,
     MBIA Insured, 5.80%, 3/01/24 ................................................................      1,000,000         1,014,920
   New Jersey Health Care Facilities Financing Authority Revenue,
      5.75%, 7/01/28 .............................................................................     11,000,000        11,662,200


140 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey Health Care Facilities Financing Authority Revenue, (cont.)
      Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 ....................................    $ 5,000,000    $    5,365,650
      Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 ...........................      7,500,000         7,748,025
      Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ..........................................      5,725,000         5,984,743
      Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 .........................      5,000,000         5,290,400
      East Orange General Hospital, Series B, 7.75%, 7/01/20 .....................................      4,710,000         4,710,188
      Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 ...........................................      7,330,000         7,693,641
      Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 .......................................      3,550,000         3,836,840
      Hackensack University Medical Center, 6.00%, 1/01/34 .......................................     10,000,000        10,640,000
      Holy Name Hospital, 6.00%, 7/01/25 .........................................................      3,000,000         3,162,510
      Holy Name Hospital, AMBAC Insured, 5.25%, 7/01/20 ..........................................      3,000,000         3,165,660
      Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ..................................      7,000,000         7,477,050
      JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 .......................      7,855,000         8,151,919
      Medical Center at Princeton Obligation Group, AMBAC Insured, 5.00%, 7/01/28 ................      7,000,000         7,244,020
      Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 .....................      6,500,000         6,995,105
      Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 ......................     20,000,000        21,179,000
      Pascack Valley Hospital Assn., 5.125%, 7/01/28 .............................................      4,400,000         3,641,132
      Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ....................................      5,000,000         5,448,650
      South Jersey Hospital, 5.875%, 7/01/21 .....................................................     10,000,000        10,669,100
      South Jersey Hospital, 6.00%, 7/01/32 ......................................................     18,600,000        19,902,186
      Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ................................      2,000,000         2,055,020
      St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
       7/01/16 ...................................................................................      1,000,000         1,047,420
      St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
       7/01/26 ...................................................................................      1,000,000         1,050,040
      St. Peters University Hospital, Series A, 6.875%, 7/01/30 ..................................      1,500,000         1,672,275
   New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 .........      5,000,000         5,265,450
   New Jersey State Educational Facilities Authority Revenue,
      Capital Improvement Funding Project, Series A, FSA Insured, 5.00%, 9/01/20 .................      8,000,000         8,421,040
      FGIC Insured, 5.50%, 7/01/30 ...............................................................      6,615,000         7,238,265
      Kean University, Series D, FGIC Insured, 5.00%, 7/01/33 ....................................     10,000,000        10,571,000
      Montclair State University, Series F, FGIC Insured, 5.00%, 7/01/31 .........................      5,000,000         5,228,800
      Princeton University, Refunding, Series A, 5.00%, 7/01/30 ..................................      5,000,000         5,368,300
      Princeton University, Refunding, Series D, 5.00%, 7/01/29 ..................................      1,000,000         1,068,400
      Ramapo College of New Jersey, Series D, AMBAC Insured, 5.00%, 7/01/25 ......................      1,000,000         1,056,770
      Ramapo College of New Jersey, Series D, AMBAC Insured, 5.00%, 7/01/31 ......................      1,500,000         1,568,640
      Ramapo College of New Jersey, Series E, FGIC Insured, 5.00%, 7/01/34 .......................      2,000,000         2,125,880
      Rowan College, Series E, AMBAC Insured, Pre-Refunded, 6.00%, 7/01/26 .......................      9,810,000        10,238,108
      Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 .......................      1,855,000         1,993,216
      Rowan University, Series C, FGIC Insured, 5.00%, 7/01/31 ...................................      2,000,000         2,104,520
      Rowan University, Series K, FGIC Insured, 5.00%, 7/01/27 ...................................      1,000,000         1,057,290
      Rowan University, Series K, FGIC Insured, 5.00%, 7/01/33 ...................................      1,000,000         1,051,010
      Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 .....................      1,870,000         1,969,951
      Stevens Institute of Technology, Series I, 5.00%, 7/01/18 ..................................      1,100,000         1,146,134
      Stevens Institute of Technology, Series I, 5.00%, 7/01/28 ..................................      1,575,000         1,611,776
      University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 .................      2,700,000         2,817,045
   New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
     1/01/10 .....................................................................................      5,000,000         5,538,100


                                       Quarterly Statements of Investments | 141

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey State Housing and Mortgage Finance Agency MFHR,
      Series A1, FSA Insured, 6.35%, 11/01/31 ....................................................    $ 2,000,000    $    2,133,460
      Series B, FSA Insured, 6.25%, 11/01/26 .....................................................      1,480,000         1,578,361
      Series D, FSA Insured, 5.50%, 5/01/22 ......................................................        905,000           937,752
      Series E1, FSA Insured, 5.70%, 5/01/20 .....................................................      2,790,000         2,962,255
      Series E1, FSA Insured, 5.75%, 5/01/25 .....................................................      1,295,000         1,369,955
   New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
      Series CC, MBIA Insured, 5.875%, 10/01/31 ..................................................      1,630,000         1,664,165
      Series U, MBIA Insured, 5.85%, 4/01/29 .....................................................      4,275,000         4,409,791
   New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
     Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 ......................................      2,000,000         2,235,700
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
     Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 .......................................     10,000,000        11,028,700
   New Jersey State Turnpike Authority Turnpike Revenue, Series A,
      AMBAC Insured, 5.00%, 1/01/30 ..............................................................     13,500,000        14,289,750
      FGIC Insured, 5.00%, 1/01/27 ...............................................................      6,500,000         6,907,810
      MBIA Insured, 5.60%, 1/01/22 ...............................................................      7,500,000         8,227,125
      MBIA Insured, 5.50%, 1/01/25 ...............................................................     16,300,000        17,775,476
   Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
      5.00%, 1/01/26 .............................................................................      3,245,000         3,473,708
      5.50%, 1/01/27 .............................................................................      3,240,000         3,622,255
      5.50%, 1/01/28 .............................................................................      2,000,000         2,223,620
      5.00%, 1/01/34 .............................................................................     29,155,000        30,669,311
   North Brunswick Township Board of Education GO, Refunding, FGIC Insured, 5.00%,
     2/01/15 .....................................................................................      2,000,000         2,076,020
   North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
      8/01/22 ....................................................................................      1,000,000         1,057,990
      8/01/31 ....................................................................................      1,000,000         1,046,290
   North Plainfield Board of Education GO, FSA Insured, 4.875%, 8/15/25 ..........................      1,020,000         1,063,972
   Ocean County Board of Education GO, Cape May, FGIC Insured, 5.00%,
      4/01/21 ....................................................................................      2,155,000         2,279,688
      4/01/22 ....................................................................................      2,142,000         2,263,666
   Passaic County Improvement Authority Lease Revenue, Preakness Healthcare Center Project,
     AMBAC Insured, 5.00%, 5/01/35 ...............................................................      3,045,000         3,217,956
   Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
     Project, Series A, FSA Insured, 5.00%, 4/15/35 ..............................................      1,375,000         1,449,401
   Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC Insured,
     5.75%, 12/01/22 .............................................................................      8,925,000         9,940,130
   Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ...................................      1,000,000         1,057,090
   South Brunswick Township Board of Education GO, Refunding, Series AA, FGIC Insured,
     5.50%, 8/01/24 ..............................................................................      1,720,000         1,780,750
   South Jersey Transportation Authority Transportation Systems Revenue, AMBAC Insured,
     5.00%, 11/01/29 .............................................................................     12,000,000        12,531,720
   Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 6.00%, 6/01/37 ...........     13,000,000        13,184,990
   Union County Utilities Authority Solid Waste Revenue, sub. lease, Ogden Martin, Series A,
     AMBAC Insured, 5.35%, 6/01/23 ...............................................................      2,705,000         2,840,493
   University of Medicine and Dentistry COP,
      AMBAC Insured, 5.00%, 4/15/32 ..............................................................      4,625,000         4,870,449


142 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   University of Medicine and Dentistry COP, (cont.)
      MBIA Insured, 5.00%, 6/15/29 ...............................................................    $ 4,090,000    $    4,330,656
      MBIA Insured, 5.00%, 6/15/36 ...............................................................      9,000,000         9,481,140
      Series A, MBIA Insured, 5.00%, 9/01/22 .....................................................      1,700,000         1,824,729
   University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
      12/01/24 ...................................................................................      2,500,000         2,672,200
      12/01/31 ...................................................................................     29,395,000        30,970,866
   Washington Township Board of Education GO, Mercer County, FGIC Insured, Pre-Refunded,
     5.00%, 1/01/28 ..............................................................................      4,497,000         4,956,773
   West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
     10/01/29 ....................................................................................      2,000,000         2,219,600
   Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 ..........................................      1,220,000         1,295,762
                                                                                                                     --------------
                                                                                                                        736,552,406
                                                                                                                     --------------
   NEW YORK 5.1%
   Port Authority of New York and New Jersey Revenue,
      120th Series, MBIA Insured, 5.50%, 10/15/35 ................................................      5,000,000         5,239,650
      121st Series, MBIA Insured, 5.375%, 10/15/35 ...............................................      3,000,000         3,174,600
      Consolidated, 109th Series, FSA Insured, 5.375%, 7/15/27 ...................................      2,500,000         2,612,300
      Consolidated, 125th Series, FSA Insured, 5.00%, 4/15/32 ....................................     23,950,000        25,335,029
      Consolidated, Refunding, 135th Series, XLCA Insured, 5.00%, 9/15/29 ........................      3,900,000         4,162,938
   Port Authority of New York and New Jersey Special Obligation Revenue,
      4th Installment, Special Project, 6.75%, 10/01/11 ..........................................      2,500,000         2,645,375
      John F. Kennedy International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ..................      8,000,000         8,609,120
                                                                                                                     --------------
                                                                                                                         51,779,012
                                                                                                                     --------------
   PENNSYLVANIA 2.0%
   Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
     FSA Insured, 5.75%,
      1/01/22 ....................................................................................      8,500,000         9,419,785
      1/01/26 ....................................................................................     10,000,000        11,073,100
                                                                                                                     --------------
                                                                                                                         20,492,885
                                                                                                                     --------------
   U.S. TERRITORIES 16.0%
   Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, 5.125%, 7/01/30 ...............................................................      8,350,000         8,931,160
      FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................................................     13,655,000        15,159,781
      Series A, 5.00%, 7/01/29 ...................................................................     10,000,000        10,482,900
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .......................................      3,000,000         3,329,490
      Series A, Pre-Refunded, 5.00%, 7/01/27 .....................................................     11,555,000        12,824,086
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series B, Pre-Refunded, 6.00%, 7/01/39 .....................................................     10,000,000        11,463,500
      Series D, 5.375%, 7/01/36 ..................................................................      5,000,000         5,391,250
      Series D, 5.25%, 7/01/38 ...................................................................      5,000,000         5,312,100
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds,
     Series A, ETM, 5.50%, 10/01/32 ..............................................................      1,000,000         1,094,490
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
      7.50%, 7/01/09 .............................................................................         20,000            20,081
      AMBAC Insured, 5.00%, 7/01/28 ..............................................................     15,000,000        15,498,900


                                       Quarterly Statements of Investments | 143

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Electric Power Authority Power Revenue,
      Series II, 5.25%, 7/01/31 ..................................................................    $18,000,000    $   19,314,720
      Series X, Pre-Refunded, 6.125%, 7/01/21 ....................................................      5,000,000         5,113,850
   Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ...........................      2,005,000         2,011,336
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...................      1,000,000         1,040,850
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
      5.375%, 7/01/33 ............................................................................      6,830,000         7,368,750
      Pre-Refunded, 5.375%, 7/01/33 ..............................................................     18,170,000        20,409,997
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ..................................................      5,000,000         5,523,000
   Virgin Islands PFAR,
      Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ............................      5,000,000         5,250,650
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 .........................      2,500,000         2,676,300
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .........................      3,045,000         3,240,946
      senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .........................      2,000,000         2,120,940
                                                                                                                     --------------
                                                                                                                        163,579,077
                                                                                                                     --------------
   TOTAL BONDS (COST $924,351,761) ...............................................................                      996,732,910
                                                                                                                     --------------
   ZERO COUPON BONDS 0.5%
   NEW JERSEY 0.5%
   Middlesex County COP, MBIA Insured, 6/15/24 ...................................................      1,000,000           430,300
   New Jersey State Turnpike Authority Turnpike Revenue, Growth and Income Securities,
     Series B, AMBAC Insured, 1/01/35 ............................................................      7,500,000         4,863,675
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $4,904,326) .....................................................                        5,293,975
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $929,256,087) ...............................................                    1,002,026,885
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 0.3%
   BONDS 0.3%
   NEW JERSEY 0.3%

(a)New Jersey EDA Revenue, Refunding, First Mortgage Franciscan, Weekly VRDN and Put,
     2.95%, 10/01/12 .............................................................................        455,000           455,000
(a)New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
     MBIA Insured, Weekly VRDN and Put, 2.90%, 3/01/21 ...........................................      1,240,000         1,240,000
(a)New Jersey Sports and Exposition Revenue, Series C, MBIA Insured, Weekly VRDN and Put,
     2.90%, 9/01/24 ..............................................................................      1,050,000         1,050,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,745,000) ................................................                        2,745,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $932,001,087) 98.3% ...................................................                    1,004,771,885
   OTHER ASSETS, LESS LIABILITIES 1.7% ...........................................................                       17,487,106
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $1,022,258,991
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


144 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.2%
   BONDS 99.2%
   NORTH CAROLINA 81.0%
   Appalachian State University Revenue,
      Refunding, MBIA Insured, 5.00%, 7/15/30 ......................................................    $ 2,000,000    $  2,132,380
      Teachers College Utility System, Refunding, MBIA Insured, 5.00%, 5/15/24 .....................      3,000,000       3,142,890
   Asheville Water System Revenue,
      FGIC Insured, 5.70%, 8/01/25 .................................................................      4,000,000       4,202,280
      FSA Insured, 5.00%, 8/01/25 ..................................................................      1,000,000       1,059,680
   Broad River Water Authority Water System Revenue, MBIA Insured, 5.375%, 6/01/26 .................      1,000,000       1,090,760
   Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
      4/01/27 ......................................................................................      1,500,000       1,601,355
      4/01/28 ......................................................................................      1,750,000       1,860,250
   Buncombe County Metropolitan Sewer District Sewer System Revenue,
      FSA Insured, 5.00%, 7/01/29 ..................................................................      5,000,000       5,413,250
      MBIA Insured, 5.00%, 7/01/26 .................................................................      1,000,000       1,097,520
   Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 .............      5,115,000       5,421,644
   Charlotte Airport Revenue,
      Series A, MBIA Insured, 5.00%, 7/01/29 .......................................................      5,000,000       5,291,400
      Series A, MBIA Insured, 5.00%, 7/01/34 .......................................................      9,130,000       9,605,856
      Series B, MBIA Insured, 6.00%, 7/01/24 .......................................................      4,000,000       4,453,520
      Series B, MBIA Insured, 6.00%, 7/01/28 .......................................................      6,300,000       6,991,299
   Charlotte COP,
      Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 ..................................      7,230,000       8,198,965
      Governmental Facilities Projects, Series G, 5.00%, 6/01/28 ...................................      3,000,000       3,161,550
   Charlotte GO, Series C, 5.00%, 7/01/27 ..........................................................      2,010,000       2,135,323
   Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 6/01/25 ....................................      1,000,000       1,065,730
   Charlotte Water and Sewer GO, Pre-Refunded, 5.00%, 2/01/21 ......................................      4,000,000       4,287,600
   Charlotte Water and Sewer System Revenue,
      5.125%, 6/01/26 ..............................................................................      6,000,000       6,407,220
      Pre-Refunded, 5.25%, 6/01/24 .................................................................      3,000,000       3,281,310
      Pre-Refunded, 5.25%, 6/01/25 .................................................................      3,950,000       4,379,839
   Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
      5.90%, 1/15/16 ...............................................................................      3,465,000       3,588,631
      Carolinas Healthcare System, Refunding, Series A, 5.00%, 1/15/31 .............................      5,000,000       5,161,650
      Carolinas Healthcare System, Series A, 5.125%, 1/15/22 .......................................      8,000,000       8,256,400
   Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue, International
     Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 .......................................      1,450,000       1,529,474
   Concord COP, Series B, MBIA Insured,
      5.75%, 6/01/16 ...............................................................................      1,475,000       1,546,375
      6.125%, 6/01/21 ..............................................................................      2,180,000       2,293,447
   Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%,
     12/01/18 ......................................................................................      3,000,000       3,164,250
   Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental
     Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 ............................................      5,000,000       5,665,350
   Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
     Refunding, 5.25%, 10/01/29 ....................................................................      5,250,000       5,427,397
   Dare County COP, AMBAC Insured,
      5.125%, 6/01/21 ..............................................................................        650,000         708,357
      5.00%, 6/01/23 ...............................................................................      3,000,000       3,216,690
      5.00%, 6/01/29 ...............................................................................      5,295,000       5,613,653


                                       Quarterly Statements of Investments | 145

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ...........................    $ 1,670,000    $  1,797,504
   Durham County GO, Public Improvement, 5.00%, 6/01/22 ............................................      2,000,000       2,157,660
   Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ..............................................      1,250,000       1,327,813
   Gastonia Combined Utilities System Revenue,
      FSA Insured, 5.00%, 5/01/25 ..................................................................      1,000,000       1,057,540
      MBIA Insured, 5.625%, 5/01/19 ................................................................      1,000,000       1,108,300
   Greensboro Enterprise Systems Revenue, Series A, 5.125%,
      6/01/21 ......................................................................................        390,000         419,496
      6/01/22 ......................................................................................        350,000         375,305
   Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 .............      1,320,000       1,322,798
   Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
      5.45%, 11/01/33 ..............................................................................      4,000,000       4,065,280
      Refunding, 6.45%, 11/01/29 ...................................................................      3,900,000       4,187,742
   Harnett County COP, FSA Insured, 5.125%, 12/01/23 ...............................................      1,000,000       1,089,830
   Haywood County Industrial Facilities and PCFA, Environmental Improvement Revenue,
     Champion International Project, 6.25%, 9/01/25 ................................................      2,000,000       2,047,680
   Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%, 3/01/21 ............      1,000,000       1,070,470
   High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 ....................      5,000,000       5,324,150
   Martin County Industrial Facilities and PCFA Revenue, Solid Waste, Weyerhaeuser Co. Project,
     6.00%, 11/01/25 ...............................................................................      5,400,000       5,553,522
   Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 .............................      3,000,000       3,144,840
   New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%,
     12/01/22 ......................................................................................      5,000,000       5,378,600
   North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
      Johnson & Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ...................      3,000,000       3,140,190
      Meredith College, AMBAC Insured, 4.875%, 6/01/24 .............................................      1,000,000       1,044,850
   North Carolina Eastern Municipal Power Agency Power System Revenue,
      Refunding, Series A, 6.50%, 1/01/18 ..........................................................      3,000,000       3,606,690
      Refunding, Series A, 5.75%, 1/01/26 ..........................................................     10,000,000      10,637,200
      Refunding, Series D, 6.75%, 1/01/26 ..........................................................      5,000,000       5,615,950
      Series B, MBIA Insured, 5.875%, 1/01/21 ......................................................      5,000,000       5,310,350
   North Carolina Educational Facilities Finance Agency Revenue, Duke University Project,
     Series A, 5.25%, 7/01/42 ......................................................................     10,000,000      10,604,000
   North Carolina HFAR,
      MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ............................      2,230,000       2,289,496
      MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .......................................      2,780,000       2,838,352
      MF, Refunding, Series J, 5.45%, 7/01/17 ......................................................      2,175,000       2,260,282
      Refunding, Series F, 6.70%, 1/01/27 ..........................................................      2,210,000       2,249,802
      SF, Refunding, Series DD, 6.20%, 9/01/27 .....................................................      1,170,000       1,189,937
      SF, Series JJ, 6.45%, 9/01/27 ................................................................      1,850,000       1,908,294
      SFR, Series AA, 6.25%, 3/01/17 ...............................................................        365,000         372,866
      SFR, Series RR, 5.85%, 9/01/28 ...............................................................      2,475,000       2,533,088
      SFR, Series X, 6.65%, 9/01/19 ................................................................         65,000          65,484
   North Carolina Medical Care Commission Health Care Facilities Revenue,
      Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 ....................      1,000,000       1,051,080
      Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ....................      5,500,000       5,722,915


146 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   North Carolina Medical Care Commission Health Care Facilities Revenue, (cont.)
      (a)Refunding, FGIC Insured, 5.00%, 1/01/33 ...................................................    $ 5,000,000    $  5,284,300
         Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 .......................        630,000         674,472
         Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 .......................      1,220,000       1,297,019
         Wakemed Project, AMBAC Insured, 5.00%, 10/01/32 ...........................................      4,205,000       4,393,468
   North Carolina Medical Care Commission Health System Revenue, Catholic Health East Project,
     Series C, AMBAC Insured, 5.00%, 11/15/18 ......................................................      2,500,000       2,639,675
   North Carolina Medical Care Commission Hospital Revenue,
      Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 ..........................      1,920,000       2,113,824
      Annie Penn Memorial Hospital Project, Refunding, ETM, 5.25%, 1/01/12 .........................      1,940,000       2,076,886
      Halifax Regional Medical Center Project, 5.00%, 8/15/24 ......................................      1,800,000       1,555,704
      Mission St. Joseph's Health System Project, MBIA Insured, 5.125%, 10/01/28 ...................      5,000,000       5,202,900
      Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 .....................................      1,580,000       1,722,279
      Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ........................................      2,780,000       2,917,749
      Southeastern Regional Medical Center, 6.25%, 6/01/29 .........................................      4,000,000       4,286,840
      Southeastern Regional Medical Center, 5.375%, 6/01/32 ........................................      3,500,000       3,667,790
      Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 .....................      1,090,000       1,094,033
      Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 ..........................     10,825,000      11,521,914
      Wilson Memorial Hospital Project, Refunding, AMBAC Insured, 5.625%, 11/01/18 .................      5,000,000       5,271,900
   North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
     FSA Insured, 5.00%, 9/01/33 ...................................................................      5,900,000       6,202,729
   North Carolina Medical Care Community Revenue, FHA Insured Betsy Johnson Project,
     FSA Insured, 5.125%, 10/01/32 .................................................................      4,500,000       4,796,235
(a)North Carolina Medical Care Commission Revenue, Morehead Memorial Hospital, FSA Insured,
     5.00%,
      11/01/26 .....................................................................................      4,000,000       4,260,440
      11/01/30 .....................................................................................      2,825,000       2,985,460
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
     MBIA Insured,
      5.25%, 1/01/19 ...............................................................................      5,000,000       5,449,300
      5.00%, 1/01/20 ...............................................................................      2,000,000       2,093,140
   North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured, 5.00%,
     6/01/33 .......................................................................................      1,500,000       1,581,810
   North Carolina State Education Assistance Authority Revenue, Guaranteed, Student Loan,
     sub. lien,
      Series A, 6.05%, 7/01/10 .....................................................................      3,310,000       3,380,702
      Series A, 6.30%, 7/01/15 .....................................................................      1,500,000       1,532,025
      Series C, 6.35%, 7/01/16 .....................................................................      4,500,000       4,684,365
   North Carolina University Revenue, 5.00%, 12/01/28 ..............................................      1,000,000       1,064,010
   Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 .............................................      1,400,000       1,484,252
   Piedmont Triad Airport Authority Airport Revenue, Refunding, Series A, FSA Insured, 6.00%,
     7/01/24 .......................................................................................      5,745,000       6,398,666
   Pitt County COP,
      MBIA Insured, Pre-Refunded, 5.85%, 4/01/17 ...................................................      5,055,000       5,420,881
      School Facilities Project, Series A, FSA Insured, 5.25%, 4/01/25 .............................      1,670,000       1,804,318
      School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29 ...........................      2,500,000       2,651,800
      School Facilities Project, Series B, FSA Insured, 5.50%, 4/01/25 .............................      1,000,000       1,093,270


                                       Quarterly Statements of Investments | 147

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/31 ......................................    $10,360,000    $ 10,991,856
   Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 ............................      6,070,000       6,466,917
   Raleigh Durham Airport Authority Airport Revenue, Series A,
      AMBAC Insured, 5.00%, 5/01/30 ................................................................      5,000,000       5,300,550
      FGIC Insured, 5.00%, 11/01/25 ................................................................      6,480,000       6,831,670
      FGIC Insured, 5.00%, 11/01/31 ................................................................      8,000,000       8,370,400
   Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ..................................      5,500,000       6,118,585
   Robeson County Industrial Facilities and PCFA Revenue, Campbell Soup Co. Project, Refunding,
     6.40%, 12/01/06 ...............................................................................      1,750,000       1,840,528
   University of Greenboro Revenue, Housing and Dining System, Series G, MBIA Insured,
     Pre-Refunded, 6.00%, 4/01/26 ..................................................................      2,040,000       2,323,805
   University of North Carolina Ashville Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
     6/01/27 .......................................................................................      1,200,000       1,268,088
   University of North Carolina Greensboro Revenue, Series A, FSA Insured, 5.00%, 4/01/26 ..........      4,940,000       5,249,392
   University of North Carolina Revenue, Series A, 5.00%, 12/01/25 .................................      4,000,000       4,226,600
   University of North Carolina System Pool Revenue,
      AMBAC Insured, 5.00%, 4/01/29 ................................................................      2,500,000       2,646,100
      Series A, AMBAC Insured, 5.00%, 4/01/27 ......................................................      2,100,000       2,230,767
   Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Company
     Project, Refunding, 5.375%, 2/01/17 ...........................................................      8,000,000       8,712,880
   Wilkes County COP, Public Improvements Project, FSA Insured, 5.375%, 12/01/20 ...................      1,000,000       1,099,140
   Wilmington COP, AMBAC Insured, 5.00%, 9/01/29 ...................................................      1,000,000       1,065,440
   Winston-Salem Water and Sewer System Revenue,
      Series B, Pre-Refunded, 5.70%, 6/01/17 .......................................................      2,250,000       2,295,000
      Pre-Refunded, 5.125%, 6/01/20 ................................................................      2,500,000       2,785,625
                                                                                                                       ------------
                                                                                                                        428,750,150
                                                                                                                       ------------
   U. S. TERRITORIES 18.2%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
     Refunding, 5.50%, 5/15/39 .....................................................................      7,000,000       7,060,060
   Puerto Rico Commonwealth GO, Public Improvement,
      FSA Insured, Pre-Refunding, 5.125%, 7/01/30 ..................................................      4,805,000       5,334,511
      FSA insured, Refunding, 5.125%, 7/01/30 ......................................................      3,445,000       3,684,772
      Series A, 5.375%, 7/01/28 ....................................................................      4,925,000       5,292,504
      Series A, 5.125%, 7/01/31 ....................................................................      3,265,000       3,411,174
      Series A, Pre-Refunded, 5.00%, 7/01/27 .......................................................      5,000,000       5,549,150
      Series A, Pre-Refunded, 5.375%, 7/01/28 ......................................................      2,405,000       2,703,076
      Series A, Pre-Refunded, 5.125%, 7/01/31 ......................................................      1,000,000       1,110,200
   Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Refunding,
     Series H, 5.00%, 7/01/35 ......................................................................      4,280,000       4,470,589
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Refunding, Series D, FSA Insured, 5.00%, 7/01/32 .............................................      5,000,000       5,277,000
      Series A, MBIA Insured, 5.00%, 7/01/38 .......................................................      2,000,000       2,072,660
      Series D, 5.375%, 7/01/36 ....................................................................      5,000,000       5,391,250
      Series D, 5.25%, 7/01/38 .....................................................................      3,000,000       3,187,260
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue, Series A,
      7.50%, 7/01/09 ...............................................................................          5,000           5,020
      AMBAC Insured, 5.00%, 7/01/28 ................................................................     10,000,000      10,332,600


148 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES (CONT.)
   Puerto Rico Electric Power Authority Power Revenue,
      Series II, 5.25%, 7/01/31 ....................................................................    $ 6,000,000    $  6,438,240
      Series RR, XLCA Insured, 5.00%, 7/01/30 ......................................................      1,000,000       1,072,800
      Series X, Pre-Refunded, 6.125%, 7/01/21 ......................................................      4,000,000       4,091,080
   Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 .....................................        145,000         145,458
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
      Series D, 5.375%, 7/01/33 ....................................................................      1,790,000       1,931,195
      Series D, Pre-Refunded, 5.375%, 7/01/33 ......................................................      5,210,000       5,852,289
      Series I, 5.00%, 7/01/36 .....................................................................      2,405,000       2,522,965
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ...................................................................      5,000,000       5,578,350
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
      5.50%, 10/01/18 ..............................................................................      2,000,000       2,128,700
      5.625%, 10/01/25 .............................................................................      1,575,000       1,669,736
                                                                                                                       ------------
                                                                                                                         96,312,639
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $490,070,608) .................................................                    525,062,789
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 1.5%
   BONDS 1.5%
   NORTH CAROLINA 1.5%
(b)Charlotte-Mecklenberg Hospital Authority Health Care System Revenue, Series B, Weekly
     VRDN and Put, 2.94%, 1/15/26 ..................................................................      1,100,000       1,100,000
(b)North Carolina Medical Care Commission Hospital Revenue, Lexington Memorial Hospital
     Project, Refunding, Daily VRDN and Put, 2.93%, 4/01/10 ........................................        500,000         500,000
(b)North Carolina State GO, Series G, Weekly VRDN and Put, 2.90%, 5/01/21 ..........................      6,300,000       6,300,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $7,900,000) ..................................................                      7,900,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $497,970,608) 100.7% ....................................................                    532,962,789
   OTHER ASSETS, LESS LIABILITIES (0.7)% ...........................................................                     (3,778,661)
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $529,184,128
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 149

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150 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 100.3%
   BONDS 99.6%
   OHIO 96.7%
   Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
     Children's Hospital Center, FSA Insured, 5.00%, 11/15/22 ....................................    $ 5,000,000    $    5,315,950
   Akron GO,
      7.50%, 9/01/05 .............................................................................        500,000           505,515
      Improvement, FGIC Insured, 5.00%, 12/01/20 .................................................      2,150,000         2,321,226
      Improvement, FGIC Insured, 5.00%, 12/01/21 .................................................      2,255,000         2,427,823
      Improvement, FGIC Insured, 5.00%, 12/01/22 .................................................      1,185,000         1,273,164
   Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
      12/01/22 ...................................................................................      2,460,000         2,643,024
      12/01/24 ...................................................................................      3,200,000         3,423,776
      12/01/33 ...................................................................................      8,005,000         8,446,876
   Akron Sewer System Revenue, Refunding, MBIA Insured, 5.55%, 12/01/16 ..........................      3,660,000         3,833,704
   Anthony Wayne Local School District GO,
      Refunding, FSA Insured, 5.00%, 12/01/24 ....................................................      3,200,000         3,401,184
      School Facilities Construction and Improvement, FSA Insured, 5.65%, 12/01/21 ...............      2,490,000         2,776,051
      School Facilities Construction and Improvement, FSA Insured, 5.70%, 12/01/25 ...............      2,335,000         2,623,980
      School Facilities Construction and Improvement, FSA Insured, 5.125%, 12/01/30 ..............      2,535,000         2,675,921
   Archbold Area Local School District GO, AMBAC Insured, Pre-Refunded, 6.00%,
     12/01/21 ....................................................................................      2,000,000         2,130,800
   Athens City School District GO, School Facilities Construction and Improvement, FSA Insured,
     6.00%, 12/01/24 .............................................................................      2,345,000         2,682,914
   Aurora City School District COP, MBIA Insured, Pre-Refunded,
      6.10%, 12/01/19 ............................................................................      1,825,000         2,072,233
      6.15%, 12/01/24 ............................................................................      1,670,000         1,899,725
   Aurora City School District GO, FGIC Insured, Pre-Refunded, 5.80%, 12/01/16 ...................      1,075,000         1,113,291
   Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
     12/01/30 ....................................................................................      7,715,000         8,306,586
   Avon Lake City School District GO, FGIC Insured, 5.50%, 12/01/26 ..............................      4,000,000         4,393,200
   Avon Lake Water System Revenue, Series A, AMBAC Insured, 5.75%, 10/01/26 ......................      2,020,000         2,280,923
   Avon Local School District GO,
      AMBAC Insured, Pre-Refunded, 6.00%, 12/01/20 ...............................................      2,500,000         2,639,525
      School Improvement, MBIA Insured, 5.25%, 12/01/23 ..........................................      1,000,000         1,098,330
      School Improvement, MBIA Insured, 5.25%, 12/01/29 ..........................................      2,295,000         2,487,849
   Beavercreek Local School District GO, FGIC Insured, 5.70%, 12/01/20 ...........................      8,125,000         8,528,325
   Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
     12/01/28 ....................................................................................      1,190,000         1,441,780
   Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
     9/20/36 .....................................................................................      2,940,000         3,037,931
   Brookville Local School District GO, FSA Insured,
      5.25%, 12/01/22 ............................................................................      1,075,000         1,182,339
      5.00%, 12/01/31 ............................................................................      3,000,000         3,169,980
   Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
     5.50%, 12/01/25 .............................................................................        750,000           824,385
   Butler County GO,
      AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ...............................................      1,000,000         1,051,420
      Judgment Bonds, FSA Insured, 4.75%, 12/01/26 ...............................................      4,000,000         4,158,720


                                       Quarterly Statements of Investments | 151

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
(a)Canal Winchester Local School District GO, MBIA Insured, 5.00%,
      12/01/26 ...................................................................................    $ 3,420,000    $    3,658,716
      12/01/27 ...................................................................................      3,590,000         3,837,566
   Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 ..........      1,555,000         1,752,998
   Cincinnati City School District GO,
      Classroom Facilities Construction and Improvement, FSA Insured, 5.00%, 12/01/27 ............      2,500,000         2,658,175
      FSA Insured, 5.00%, 12/01/22 ...............................................................      9,510,000        10,145,934
   Cincinnati Technical College Revenue, AMBAC Insured,
      5.25%, 10/01/23 ............................................................................      2,510,000         2,752,566
      5.00%, 10/01/28 ............................................................................      2,715,000         2,877,900
   Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ...............      2,035,000         2,259,277
   Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 ..........................      4,000,000         4,265,440
   Cleveland State University General Receipt Revenue, FGIC Insured, 5.25%, 6/01/24 ..............      1,000,000         1,093,650
   Cleveland Waterworks Revenue,
      Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 ...........................      6,715,000         7,003,812
      Series H, MBIA Insured, Pre-Refunded, 5.75%, 1/01/26 .......................................      1,000,000         1,036,860
      Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/28 ........................................      4,785,000         5,077,172
      Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 .......................................      2,075,000         2,287,148
      Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 .......................................      4,285,000         4,723,098
      Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 .......................................      8,150,000         8,983,256
   Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue,
     Fenn Project, AMBAC Insured, 5.00%, 8/01/25 .................................................      2,440,000         2,610,385
   Clyde-Green Springs Exempt Village School District GO, School Facilities Construction,
     Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ...................................      1,000,000         1,068,460
   Columbus City School District GO, Linden Elementary Construction, FSA Insured, 5.00%,
     12/01/28 ....................................................................................        900,000           943,677
   Columbus Municipal Airport Authority Revenue, Airport Improvement, Port Columbus
     International, Series B, AMBAC Insured, 5.00%, 1/01/18 ......................................      3,565,000         3,728,206
   Columbus Tax Increment Financing Revenue,
      Easton Project, AMBAC Insured, Pre-Refunded, 5.30%, 12/01/19 ...............................      1,500,000         1,643,460
      Polaris Project, Series A, AMBAC Insured, 4.75%, 12/01/22 ..................................      1,385,000         1,456,411
   Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 .................................      1,330,000         1,427,835
   Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
     5.00%,
      12/01/22 ...................................................................................      1,000,000         1,074,320
      12/01/32 ...................................................................................      3,000,000         3,167,790
   Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC Insured,
      5.40%, 1/15/19 .............................................................................      1,500,000         1,620,120
      5.50%, 1/15/30 .............................................................................      1,760,000         1,890,117
   Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
     1/20/29 .....................................................................................      1,000,000         1,056,730
   Cuyahoga County Utility System Revenue,
      AMBAC Insured, 5.125%, 2/15/28 .............................................................      1,000,000         1,058,340
      Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ..............      2,945,000         3,021,246
   Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
     12/01/27 ....................................................................................      1,020,000         1,088,228


152 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Dayton City School District GO, School Facilities Construction and Improvement, Series A,
     FGIC Insured, 5.00%, 12/01/29 ...............................................................    $ 8,275,000    $    8,737,821
   Deerefield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
     12/01/25 ....................................................................................      1,000,000         1,060,880
   Defiance GO, MBIA Insured,
      6.10%, 12/01/14 ............................................................................      1,000,000         1,022,900
      6.20%, 12/01/20 ............................................................................        750,000           767,212
   Delaware City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/15 .................      1,640,000         1,681,820
   Dover Municipal Electric System Revenue, FGIC Insured, 6.00%, 12/01/19 ........................      1,625,000         1,666,129
   Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 ................................      1,950,000         2,060,974
   Eaton City School District GO, FGIC Insured, 5.00%, 12/01/25 ..................................      1,250,000         1,334,625
   Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
     12/01/24 ....................................................................................      2,220,000         2,394,914
   Fairfield City School District GO, FGIC Insured, Pre-Refunded, 6.00%, 12/01/20 ................      1,000,000         1,016,840
   Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 ............................................      1,600,000         1,721,024
   Fairless Ohio Local School District GO, Various Purpose School Facilities Construction,
     FSA Insured, 5.00%, 12/01/28 ................................................................      2,085,000         2,216,167
   Field Local School District GO, School Facilities Construction and Improvement,
     AMBAC Insured, 5.00%, 12/01/27 ..............................................................      1,290,000         1,383,319
   Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 ............................      1,980,000         2,151,052
   Franklin County Hospital Revenue,
      Children's Hospital Project, AMBAC Insured, 5.50%, 5/01/21 .................................      3,365,000         3,688,376
      Children's Hospital Project, AMBAC Insured, 5.50%, 5/01/28 .................................      4,265,000         4,663,052
      Holy Cross Health Systems, AMBAC Insured, 5.875%, 6/01/21 ..................................      2,500,000         2,616,425
      OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 ........................      5,250,000         5,487,930
   Franklin GO, MBIA Insured, 5.25%, 12/01/27 ....................................................      1,500,000         1,616,355
   Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
     12/01/27 ....................................................................................      2,655,000         2,839,204
   Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured, 5.125%,
     12/01/31 ....................................................................................      1,000,000         1,075,870
   Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
     5.00%, 12/01/24 .............................................................................      1,300,000         1,381,731
   Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A,
     MBIA Insured, 5.125%, 12/01/21 ..............................................................      1,750,000         1,872,990
   Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
      12/01/27 ...................................................................................      1,205,000         1,284,964
      12/01/28 ...................................................................................      1,265,000         1,346,011
      12/01/32 ...................................................................................      2,675,000         2,831,862
   Greene County GO, AMBAC Insured, 5.00%,
      12/01/22 ...................................................................................      1,475,000         1,573,633
      12/01/28 ...................................................................................      2,620,000         2,763,917
   Greene County Sewer System Revenue, Governmental Enterprise,
      AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25 ..............................................      1,890,000         2,143,298
      MBIA Insured, Pre-Refunded, 5.25%, 12/01/25 ................................................      5,000,000         5,465,950
   Greene County Water System Revenue,
      Governmental Enterprise, MBIA Insured, 5.25%, 12/01/21 .....................................      5,400,000         5,882,652
      Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 .....................................      2,100,000         2,302,524


                                       Quarterly Statements of Investments | 153

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ..................................    $ 2,690,000    $    2,866,303
   Hamilton County Convention Facilities Authority Revenue,
      FGIC Insured, 5.00%, 12/01/24 ..............................................................      2,795,000         3,000,041
      FGIC Insured, 5.00%, 12/01/28 ..............................................................      5,400,000         5,745,816
      second lien, FGIC Insured, 5.00%, 12/01/33 .................................................      7,235,000         7,664,831
   Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
     FGIC Insured, 5.25%, 5/15/34 ................................................................      5,000,000         5,380,450
   Hamilton County Sales Tax Revenue, Series B, AMBAC Insured,
      5.25%, 12/01/32 ............................................................................     19,720,000        21,085,610
      5.60%, 12/01/32 ............................................................................      1,200,000         1,334,472
   Hamilton County Sewer System Revenue, Refunding and Improvement,
      MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 ................................................      1,000,000         1,116,870
      Series A, FGIC Insured, Pre-Refunded, 6.05%, 12/01/15 ......................................      3,010,000         3,120,888
   Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
      11/01/18 ...................................................................................      1,010,000         1,105,364
      11/01/19 ...................................................................................      1,015,000         1,110,836
      11/01/20 ...................................................................................      1,120,000         1,222,402
      11/01/21 ...................................................................................      1,180,000         1,284,371
   Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded,
      5.90%, 10/15/21 ............................................................................      3,040,000         3,195,496
      5.20%, 10/15/23 ............................................................................      7,275,000         7,868,931
   Heath City School District GO, School Improvement, Series A, FGIC Insured,
      5.60%, 12/01/21 ............................................................................      1,000,000         1,109,410
      5.50%, 12/01/27 ............................................................................      1,170,000         1,283,595
   Highland Local School District GO, School Improvement, FSA Insured, 5.00%,
      12/01/23 ...................................................................................      3,680,000         3,892,962
      12/01/26 ...................................................................................      3,675,000         3,864,042
(a)Hilliard GO, MBIA Insured, 5.00%, 12/01/21 ....................................................      1,130,000         1,219,033
   Hilliard School District GO,
      Refunding, FGIC Insured, 6.55%, 12/01/05 ...................................................        500,000           509,365
      School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 ............................      4,000,000         4,561,160
      School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ................................      3,010,000         3,239,452
   Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 .................................      6,720,000         7,108,954
   Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 ..........................      1,390,000         1,525,831
   Jackson Center Local School District Shelby County GO, Facilities Construction and
     Improvements, MBIA Insured, 5.00%, 12/01/28 .................................................      1,175,000         1,239,543
   Jackson City School District GO, School Improvement, MBIA Insured, 5.25%, 12/01/27 ............      3,000,000         3,241,260
   Jackson Local School District GO, Stark and Summit Counties Local School District,
      FSA Insured, Pre-Refunded, 5.50%, 12/01/20 .................................................      4,000,000         4,477,280
      FSA Insured, Pre-Refunded, 5.625%, 12/01/25 ................................................      3,500,000         3,939,565
      MBIA Insured, Pre-Refunded, 5.50%, 12/01/21 ................................................      3,060,000         3,237,878
   Jefferson Local School District Madison County School Construction GO, FGIC Insured, 5.00%,
     12/01/25 ....................................................................................      1,200,000         1,289,112
   Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
     MBIA Insured,
      4.75%, 12/01/22 ............................................................................      1,105,000         1,153,841
      5.00%, 12/01/27 ............................................................................      6,195,000         6,547,557
      5.00%, 12/01/30 ............................................................................      3,320,000         3,491,445


154 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
      12/01/24 ...................................................................................    $ 2,380,000    $    2,538,127
      12/01/25 ...................................................................................      2,500,000         2,660,825
   Kettering City School District GO, School Improvement, FSA Insured, 5.00%,
      12/01/28 ...................................................................................      2,970,000         3,160,199
      12/01/31 ...................................................................................      2,595,000         2,749,169
   Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
     12/01/30 ....................................................................................      6,170,000         6,541,311
   Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured, 5.00%,
     8/15/23 .....................................................................................      1,500,000         1,556,385
   Lake Ohio Local School District GO, MBIA Insured,
      5.30%, 12/01/21 ............................................................................      1,575,000         1,725,019
      5.375%, 12/01/25 ...........................................................................      1,900,000         2,082,229
   Lakewood City School District GO, School Improvement, FSA Insured, 5.125%,
     12/01/31 ....................................................................................     21,900,000        23,561,553
   Lakota Local District GO, AMBAC Insured, Pre-Refunded, 6.125%, 12/01/17 .......................      3,200,000         3,255,840
   Lebanon City School District GO,
         FSA Insured, 5.00%, 12/01/29 ............................................................      6,250,000         6,542,500
      (a)School Construction, Refunding, FSA Insured, 5.00%, 12/01/20 ............................      1,940,000         2,103,523
      (a)School Construction, Refunding, FSA Insured, 5.00%, 12/01/21 ............................      1,000,000         1,080,860
      (a)School Construction, Refunding, FSA Insured, 5.00%, 12/01/25 ............................      1,050,000         1,122,408
   Licking County Joint Vocational School District GO, School Facilities Construction and
   Improvement, MBIA Insured,
      5.00%, 12/01/21 ............................................................................      2,200,000         2,351,536
      4.75%, 12/01/23 ............................................................................      2,230,000         2,325,645
   Licking Heights Local School District GO, School Facilities Construction and Improvement,
      Refunding, Series A, MBIA Insured, 5.00%, 12/01/22 .........................................      1,860,000         2,010,400
      Refunding, Series A, MBIA Insured, 5.00%, 12/01/23 .........................................      1,885,000         2,034,198
      Refunding, Series A, MBIA Insured, 5.00%, 12/01/27 .........................................      1,275,000         1,367,233
      Refunding, Series A, MBIA Insured, 5.00%, 12/01/32 .........................................      1,320,000         1,404,361
      Series A, FGIC Insured, 5.625%, 12/01/28 ...................................................      4,000,000         4,453,200
   Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
     5.00%,
      12/01/22 ...................................................................................      1,200,000         1,270,848
      12/01/29 ...................................................................................      1,000,000         1,046,800
   London City School District GO, School Facilities Construction and Improvement,
   FGIC Insured, 5.00%,
      12/01/22 ...................................................................................        700,000           741,328
      12/01/29 ...................................................................................      1,500,000         1,570,200
   Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 .....................      1,640,000         1,760,261
   Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
     AMBAC Insured, 5.50%, 9/01/29 ...............................................................      6,250,000         6,728,062
   Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B,
     MBIA Insured, 5.50%, 9/01/27 ................................................................      5,000,000         5,333,250
   Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 .......................................      1,050,000         1,175,685
   Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 .............................      3,500,000         3,694,355


                                       Quarterly Statements of Investments | 155

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
     12/01/24 ....................................................................................    $ 4,000,000    $    4,358,440
   Lucas County GO, 8.00%,
      12/01/06 ...................................................................................        120,000           128,596
      12/01/08 ...................................................................................        110,000           127,247
      12/01/09 ...................................................................................        120,000           142,993
      12/01/10 ...................................................................................        220,000           269,960
   Lucas County Hospital Revenue, Promedica Healthcare Obligation Group,
      MBIA Insured, 5.75%, 11/15/14 ..............................................................        300,000           317,229
      Refunding, AMBAC Insured, 5.375%, 11/15/29 .................................................        750,000           809,070
      Refunding, MBIA Insured, ETM, 5.75%, 11/15/14 ..............................................      4,460,000         4,623,459
   Mad River Local School District GO, Classroom Facilities, FGIC Insured, 5.125%,
     12/01/24 ....................................................................................      4,180,000         4,484,722
   Madison Local School District Butler County GO,
      MBIA Insured, 5.75%, 12/01/26 ..............................................................      1,000,000         1,112,410
      School Improvement, FGIC Insured, 5.60%, 12/01/26 ..........................................      1,120,000         1,255,442
   Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
     5.50%, 10/15/25 .............................................................................      4,750,000         5,264,045
   Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 .........................      1,905,000         2,075,917
   Marietta Water Revenue, AMBAC Insured, Pre-Refunded, 5.95%, 12/01/21 ..........................      3,875,000         4,088,435
   Marion County City School District GO, School Facilities Construction and Improvement
     Project, FSA Insured,
      5.55%, 12/01/20 ............................................................................      1,000,000         1,113,640
      5.625%, 12/01/22 ...........................................................................      1,100,000         1,226,764
   Marion County GO, AMBAC Insured, 5.05%, 12/01/31 ..............................................      1,500,000         1,581,255
   Martins Ferry City School District GO, School Facilities Construction and Improvement,
     FSA Insured, 5.00%, 12/01/32 ................................................................      3,610,000         3,840,715
   Marysville Exempted Village School District COP, School Facilities Project, MBIA Insured,
     5.25%,
      12/01/28 ...................................................................................      2,120,000         2,275,099
      12/01/30 ...................................................................................      2,650,000         2,848,326
   Marysville Exempted Village School District GO,
      FSA Insured, 5.30%, 12/01/21 ...............................................................      2,000,000         2,166,860
      FSA Insured, 5.35%, 12/01/25 ...............................................................      2,010,000         2,183,684
      FSA Insured, 5.375%, 12/01/29 ..............................................................      2,465,000         2,674,648
      Refunding, MBIA Insured, 5.00%, 12/01/29 ...................................................      1,000,000         1,052,950
      School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 ...........................      2,890,000         3,331,650
   Mason City School District GO,
      Refunding, MBIA Insured, 5.00%, 12/01/20 ...................................................      5,495,000         5,868,056
      School Improvement, FSA Insured, 5.00%, 12/01/31 ...........................................      5,000,000         5,297,050
   Maumee City School District GO, School Facilities Construction and Improvements,
     FSA Insured, 5.00%, 12/01/27 ................................................................      3,610,000         3,838,405
   Medina City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/27 ......................      2,015,000         2,152,262
   Medina GO, 5.00%, 12/01/22 ....................................................................      1,100,000         1,185,382
   Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
     12/01/22 ....................................................................................      1,675,000         1,799,620
   Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 .............................      5,475,000         5,785,213


156 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Milford Exempted Village School District GO, School Improvement, FSA Insured,
      5.00%, 12/01/22 ............................................................................    $ 2,000,000    $    2,118,080
      5.125%, 12/01/30 ...........................................................................      7,325,000         7,732,197
   Minerva Local School District GO, Classroom Facilities, MBIA Insured, 5.30%, 12/01/29 .........      1,300,000         1,408,498
   Minster School District School Facilities and Construction GO, FSA Insured,
      5.70%, 12/01/23 ............................................................................      3,190,000         3,629,518
      5.75%, 12/01/27 ............................................................................      3,260,000         3,717,345
   Monroe Local School District GO, AMBAC Insured, 5.00%, 12/01/23 ...............................      1,000,000         1,065,540
   Morley Library District GO, Lake County District Library, Library Improvement,
     AMBAC Insured, 4.75%, 12/01/21 ..............................................................      1,000,000         1,046,830
   New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
     AMBAC Insured,
      5.125%, 10/01/21 ...........................................................................      3,000,000         3,220,140
      5.20%, 10/01/24 ............................................................................      5,000,000         5,404,750
   New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
    5.85%, 1/01/21 ...............................................................................        895,000           918,807
   Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, 5.45%,
     12/01/25 ....................................................................................      3,035,000         3,328,060
   Oak Hills Local School District GO,
      (a)Advance, Refunding, FSA Insured, 5.00%, 12/01/23 ........................................      3,740,000         4,047,952
      (a)Advance, Refunding, FSA Insured, 5.00%, 12/01/24 ........................................      3,065,000         3,306,491
      (a)Advance, Refunding, FSA Insured, 5.00%, 12/01/25 ........................................      1,415,000         1,522,724
         MBIA Insured, 5.45%, 12/01/21 ...........................................................      5,000,000         5,318,800
   Ohio Capital Corp. HMR,
      Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ..........................................      1,970,000         2,011,744
      Westview Apartments, Refunding, Series A, MBIA Insured, 6.125%, 1/01/15 ....................      1,505,000         1,532,391
      Westview Apartments, Refunding, Series A, MBIA Insured, 6.25%, 1/01/23 .....................      2,565,000         2,627,791
   Ohio Center Local Government Capital Asset Financing Program Fractionalized Institute GO,
     FSA Insured,
      4.875%, 12/01/18 ...........................................................................      1,255,000         1,350,280
      5.25%, 12/01/23 ............................................................................      1,410,000         1,550,788
   Ohio HFA,
      MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .................      2,035,000         2,108,667
      RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ................................................      2,260,000         2,320,048
   Ohio Municipal Electric Generation Agency Revenue, Joint Venture 5, CBI, Refunding,
     AMBAC Insured, 5.00%, 2/15/23 ...............................................................      3,000,000         3,211,590
   Ohio State Air Quality Development Authority Revenue,
      Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .............      3,500,000         3,543,645
      JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ....................................      6,875,000         7,289,219
      Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .........................      9,075,000         9,655,709
   Ohio State Building Authority Revenue,
         Adult Correctional Facilities, Series A, AMBAC Insured, Pre-Refunded, 5.60%,
          4/01/16 ................................................................................      2,000,000         2,116,920
      (a)State Facilities Adult Correctional Projects, Series A, FSA Insured, 5.00%, 4/01/25 .....      2,000,000         2,147,640
         State Facilities, Administration Building Fund Project, Refunding, Series A, FSA Insured,
          5.00%, 4/01/22 .........................................................................      3,100,000         3,291,053


                                       Quarterly Statements of Investments | 157

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
     6.50%, 4/15/12 ..............................................................................    $   890,000    $      893,515
   Ohio State Education Loan Revenue, Series A-1, AMBAC Insured, 5.85%, 12/01/19 .................      1,050,000         1,050,000
   Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 ......................................      5,000,000         5,174,750
   Ohio State Higher Educational Facility Revenue, Case Western Reserve University Project,
     Series A, AMBAC Insured, 5.00%, 12/01/34 ....................................................      4,935,000         5,207,412
   Ohio State Higher Educational Facility Commission Revenue,
      FGIC Insured, 5.00%, 5/01/23 ...............................................................      8,460,000         9,040,441
      Higher Educational Facility Oberlin College, AMBAC Insured, 5.00%, 10/01/26 ................      8,000,000         8,473,680
      University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ................................      8,500,000         9,014,250
      Xavier University Higher Educational Facility, MBIA Insured, 5.375%, 5/15/22 ...............      3,500,000         3,711,295
   Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ................     16,425,000        17,375,350
   Ohio State University General Receipts Athens Revenue,
      FSA Insured, 5.00%, 12/01/24 ...............................................................      3,025,000         3,190,286
      MBIA Insured, 5.00%, 12/01/24 ..............................................................      2,155,000         2,313,091
   Ohio State University General Receipts Revenue,
      Series A, 5.125%, 12/01/31 .................................................................      2,500,000         2,672,225
      State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 ..............................      5,255,000         5,537,982
   Ohio State Water Development Authority Pollution Control Facilities Revenue,
      Pennsylvania Power Co. Project, Refunding, AMBAC Insured, 6.15%, 8/01/23 ...................      3,420,000         3,475,507
      Water Control Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%,
        6/01/19 ..................................................................................      5,000,000         5,316,100
   Ohio State Water Development Authority Revenue,
      Dayton Power, Refunding, Series A, AMBAC Insured, 6.40%, 8/15/27 ...........................      5,000,000         5,026,400
      Drinking Water Fund, Leverage, Refunding, 5.00%, 6/01/23 ...................................      2,255,000         2,404,281
      Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/11 ......................        270,000           270,707
      Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/18 ......................        385,000           386,009
      Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ..................................      2,000,000         2,164,360
   Olentangy Local School District GO,
      BIG Insured, 7.75%, 12/01/08 ...............................................................        375,000           433,406
      BIG Insured, 7.75%, 12/01/09 ...............................................................        375,000           446,074
      BIG Insured, 7.75%, 12/01/10 ...............................................................        375,000           458,021
      FSA Insured, 5.00%, 12/01/25 ...............................................................      1,835,000         1,940,256
      FSA Insured, 5.00%, 12/01/30 ...............................................................      4,000,000         4,194,680
      School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
        12/01/27 .................................................................................      4,500,000         5,065,155
      School Facilities Construction and Improvement, Series A, FGIC Insured, 5.25%,
        12/01/32 .................................................................................     11,200,000        12,152,000
   Ottawa and Glandorf Local School District GO, School Facilities Construction and
     Improvement, MBIA Insured, 5.25%, 12/01/23 ..................................................      2,175,000         2,374,556
   Perrysburg Exempted Village School District GO, Series B, FSA Insured, 5.00%,
     12/01/25 ....................................................................................      5,000,000         5,309,250
   Pickerington Local School District GO,
      AMBAC Insured, 5.00%, 12/01/25 .............................................................      7,000,000         7,432,950
      School Facilities Construction and Improvement, FGIC Insured, 5.00%, 12/01/28 ..............      3,000,000         3,145,590
   Plain Local School District GO, FGIC Insured,
      6.00%, 12/01/25 ............................................................................        800,000           914,272
      Pre-Refunded, 6.00%, 12/01/25 ..............................................................      3,700,000         4,267,580


158 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%,
     12/01/28 ....................................................................................    $ 2,515,000    $    2,683,379
   Princeton City School District GO, MBIA Insured, 5.00%,
      12/01/25 ...................................................................................      1,700,000         1,815,090
      12/01/26 ...................................................................................      2,725,000         2,901,444
      12/01/30 ...................................................................................      1,830,000         1,935,024
   Ridgewood Local School District GO, School Facilities Improvement, FSA Insured, 6.00%,
     12/01/24 ....................................................................................      1,730,000         1,986,818
   Rittman Exempted Village School District GO, School Improvement, FSA Insured, 5.125%,
     12/01/31 ....................................................................................      1,000,000         1,058,660
   Riverside Local School District GO, School Facilities Construction and Improvement,
     MBIA Insured, 5.75%, 12/01/22 ...............................................................      1,000,000         1,127,330
   Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured, 5.875%,
     10/01/24 ....................................................................................      3,100,000         3,468,869
   Salem GO, AMBAC Insured, 6.50%, 12/01/06 ......................................................        800,000           824,840
   Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
      5.00%, 12/01/21 ............................................................................      1,225,000         1,318,884
      5.25%, 12/01/26 ............................................................................        725,000           787,546
   Sidney City School District GO, School Improvement,
      FGIC Insured, 5.125%, 12/01/28 .............................................................      1,425,000         1,514,647
      Refunding, Series B, FGIC Insured, 5.25%, 12/01/23 .........................................      1,780,000         1,932,671
      Refunding, Series B, FGIC Insured, 5.25%, 12/01/28 .........................................      1,000,000         1,076,230
   South Range Local School District GO, MBIA Insured, 6.15%, 12/01/18 ...........................        375,000           379,852
   South-Western City School District of Ohio Franklin and Pickway Counties GO, FGIC Insured,
     ETM, 7.875%,
      12/01/06 ...................................................................................        600,000           644,082
      12/01/07 ...................................................................................        600,000           671,022
   Southwest Regional Water District Water Revenue, MBIA Insured, Pre-Refunded, 6.00%,
      12/01/15 ...................................................................................      1,000,000         1,026,720
      12/01/20 ...................................................................................        700,000           718,704
   Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%,
      6/01/25 ....................................................................................      1,000,000         1,071,020
      6/01/27 ....................................................................................      1,095,000         1,167,664
   St. Henry Local Consolidated School District GO, MBIA Insured, 5.75%, 12/01/22 ................      1,515,000         1,707,905
   St. Mary's Waterworks Revenue, AMBAC Insured, 6.65%, 12/01/11 .................................        750,000           752,392
   Steubenville City School District GO, School Facilities and Implementation, MBIA Insured,
     5.60%, 12/01/22 .............................................................................      1,500,000         1,667,010
   Streetsboro City School District GO, School Improvement, MBIA Insured, 5.00%,
     12/01/25 ....................................................................................      2,500,000         2,634,425
   Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 ..................      1,950,000         2,147,184
   Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
     5.25%, 12/01/21 .............................................................................      4,505,000         5,053,979
   Swanton Local School District GO, School Improvement, FGIC Insured, 5.25%, 12/01/25 ...........      1,895,000         2,049,594
   Sycamore Community City School District COP, Blue Ash Elementary School Project,
     AMBAC Insured, 5.125%, 12/01/25 .............................................................      1,000,000         1,065,550


                                       Quarterly Statements of Investments | 159

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Sylvania City School District GO,
      FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 ................................................    $ 1,500,000    $    1,538,250
      Refunding, FGIC Insured, 5.00%, 12/01/22 ...................................................      1,550,000         1,653,524
      Various Purpose, FGIC Insured, 5.30%, 12/01/20 .............................................      2,225,000         2,436,931
   Toledo City School District GO, School Facilities Improvement,
      FSA Insured, 5.00%, 12/01/23 ...............................................................      1,500,000         1,609,365
      Series B, FGIC Insured, 5.00%, 12/01/27 ....................................................      1,925,000         2,046,795
   Toledo GO, Limited Tax,
      7.375%, 12/01/05 ...........................................................................        650,000           664,144
      7.375%, 12/01/06 ...........................................................................        625,000           664,100
      AMBAC Insured, Pre-Refunded, 5.95%, 12/01/15 ...............................................      3,715,000         3,850,040
      AMBAC Insured, Pre-Refunded, 6.00%, 12/01/16 ...............................................      1,000,000         1,065,400
   Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
      11/15/22 ...................................................................................      1,000,000         1,074,050
      11/15/23 ...................................................................................      1,000,000         1,072,570
   Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ......................      2,750,000         2,954,160
   Tri-Valley Local School District GO, FGIC Insured, 5.25%, 12/01/29 ............................      8,530,000         9,137,336
   Trotwood-Madison City School District GO, School Improvement, FGIC Insured, 5.375%,
    12/01/22 .....................................................................................      1,685,000         1,861,302
   Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ..................................      1,475,000         1,614,166
   Twinsburg GO,
      Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ......................................      1,000,000         1,060,810
      Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ..................................      1,000,000         1,060,810
   Union County GO, MBIA Insured, 5.00%, 12/01/33 ................................................      2,895,000         3,033,728
   University of Akron General Receipts Revenue, FGIC Insured,
      4.75%, 1/01/25 .............................................................................      1,080,000         1,130,306
      5.00%, 1/01/28 .............................................................................      1,475,000         1,565,757
      5.00%, 1/01/35 .............................................................................      5,250,000         5,549,722
      Pre-Refunded, 5.70%, 1/01/24 ...............................................................      7,050,000         7,897,339
      Pre-Refunded, 5.75%, 1/01/29 ...............................................................      1,500,000         1,683,465
   University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
     6/01/28 .....................................................................................      7,400,000         7,754,904
   University of Cincinnati General Receipts Revenue,
      AMBAC Insured, 5.00%, 6/01/31 ..............................................................      1,350,000         1,418,823
      Series A, AMBAC Insured, 5.00%, 6/01/19 ....................................................      2,625,000         2,873,482
      Series A, AMBAC Insured, 5.00%, 6/01/20 ....................................................      3,330,000         3,633,663
      Series A, AMBAC Insured, 5.00%, 6/01/22 ....................................................      1,610,000         1,735,661
      Series A, AMBAC Insured, 5.00%, 6/01/23 ....................................................      1,845,000         1,986,106
      Series A, AMBAC Insured, 5.00%, 6/01/24 ....................................................      1,940,000         2,082,318
      Series A, AMBAC Insured, 5.00%, 6/01/25 ....................................................      2,005,000         2,147,395
      Series AD, MBIA Insured, Pre-Refunded, 5.125%, 6/01/20 .....................................      1,500,000         1,565,700
      Series W, MBIA Insured, 5.85%, 6/01/16 .....................................................      1,630,000         1,692,804
   Upper Arlington County School District GO, MBIA Insured, Pre-Refunded, 5.25%,
     12/01/22 ....................................................................................      5,000,000         5,224,550
   Upper Scioto Valley Local School District GO, School Facilities Construction and Improvement,
     FGIC Insured, 5.25%, 12/01/25 ...............................................................      1,160,000         1,247,708


160 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Van Wert City School District GO, School Improvement, FGIC Insured, 5.00%,
      12/01/27 ...................................................................................    $ 4,805,000    $    5,078,453
      12/01/30 ...................................................................................      2,500,000         2,629,100
   Wadsworth City School District GO, FGIC Insured, 5.75%, 12/01/22 ..............................      1,200,000         1,343,952
   Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 .............      3,000,000         3,192,120
   Warrensville Heights City School District GO, School Improvement, FGIC Insured,
      5.625%, 12/01/20 ...........................................................................      3,500,000         3,910,795
      5.75%, 12/01/24 ............................................................................      2,750,000         3,092,788
   Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 .......................................      1,085,000         1,151,652
   Wausen Exempted Village School District GO, School Improvements, MBIA Insured,
     Pre-Refunded, 5.50%, 12/01/17 ...............................................................      1,800,000         1,907,046
   Wayne Local School District GO, Warren County, AMBAC Insured, Pre-Refunded, 6.10%,
     12/01/24 ....................................................................................      1,800,000         1,903,068
   West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 ......................................      1,500,000         1,580,655
   West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
     12/01/24 ....................................................................................      2,750,000         2,942,308
   Westfall Local School District GO, School Facilities Construction Improvement, FGIC Insured,
     6.00%, 12/01/22 .............................................................................      2,850,000         3,221,270
   Wheelersburgs Local School District GO, School Improvement, FSA Insured, 5.00%,
     12/01/32 ....................................................................................      1,400,000         1,489,474
   Wilmington Water Revenue, First Mortgage System, AMBAC Insured,
      5.25%, 6/15/29 .............................................................................      3,320,000         3,520,594
      Pre-Refunded, 6.00%, 6/15/21 ...............................................................      2,510,000         2,616,123
   Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ..................        500,000           507,120
   Youngstown City School District GO, Classroom Facilities and School Improvement,
     FSA Insured, 5.00%,
      12/01/22 ...................................................................................      1,865,000         2,009,593
      12/01/23 ...................................................................................      1,955,000         2,103,385
   Zanesville City School District GO, School Improvement, MBIA Insured,
      4.75%, 12/01/22 ............................................................................      5,500,000         5,783,800
      4.75%, 12/01/26 ............................................................................      3,250,000         3,400,508
      5.05%, 12/01/29 ............................................................................      3,500,000         3,722,180
                                                                                                                     --------------
                                                                                                                        998,006,935
                                                                                                                     --------------
   U.S. TERRITORIES 2.9%
   Puerto Rico Commonwealth GO,
      MBIA Insured, Pre-Refunded, 5.75%, 7/01/24 .................................................      2,000,000         2,034,980
      Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...................     10,000,000        11,098,300
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ....................     11,000,000        11,032,010
   University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ....................      6,000,000         6,110,700
                                                                                                                     --------------
                                                                                                                         30,275,990
                                                                                                                     --------------
   TOTAL BONDS (COST $961,640,120) ...............................................................                    1,028,282,925
                                                                                                                     --------------


                                       Quarterly Statements of Investments | 161

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS 0.7%
   OHIO 0.7%
(a)Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured,
      12/01/32 ...................................................................................    $ 1,455,000    $      379,304
      12/01/33 ...................................................................................      2,000,000           495,120
   Hilliard School District GO, Capital Appreciation, School Construction, Refunding,
     MBIA Insured,
      12/01/19 ...................................................................................      2,190,000         1,163,744
      12/01/20 ...................................................................................      4,525,000         2,281,053
(a)Lebanon City School District GO, Capital Appreciation, School Construction, Refunding,
     FSA Insured,
      12/01/13 ...................................................................................      1,000,000           717,300
      12/01/14 ...................................................................................      1,365,000           933,701
      12/01/15 ...................................................................................      1,115,000           726,790
   Marysville Exempted Village School District GO, Capital Appreciation, Refunding,
     MBIA Insured,
      12/01/20 ...................................................................................      1,000,000           511,800
      12/01/21 ...................................................................................      1,000,000           485,430
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $7,464,071) .....................................................                        7,694,242
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $969,104,191) ...............................................                    1,035,977,167
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 0.5%
   BONDS 0.5%
   OHIO 0.5%
(b)Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put,
     2.86%, 1/01/16 ..............................................................................      2,300,000         2,300,000
(b)Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
     Series C, Daily VRDN and Put, 2.98%, 6/01/23 ................................................      2,500,000         2,500,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,800,000) ................................................                        4,800,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $973,904,191) 100.8% ..................................................                    1,040,777,167
   OTHER ASSETS, LESS LIABILITIES (0.8)% .........................................................                       (8,369,582)
                                                                                                                     --------------
   NET ASSETS 100.0% .............................................................................                   $1,032,407,585
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


162 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.2%
   BONDS 96.3%
   OREGON 78.7%
   Bend Sewer Revenue, AMBAC Insured, 5.375%, 10/01/20 .............................................    $ 1,550,000    $  1,683,005
   Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, 5.00%,
     6/01/22 .......................................................................................      5,000,000       5,371,100
   Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
     Refunding,
      5.20%, 10/01/17 ..............................................................................      4,000,000       4,180,440
      5.125%, 10/01/28 .............................................................................      4,500,000       4,623,120
   Clackamas County Hospital Facility Authority Revenue,
      Gross Willamette Falls, Refunding, 5.75%, 4/01/15 ............................................      2,100,000       2,104,389
      Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 ............................................      2,500,000       2,733,500
      Willamette Falls Hospital Project, 6.00%, 4/01/19 ............................................      1,000,000       1,052,990
      Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 .....................................        500,000         511,500
      Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 .....................................      1,500,000       1,524,645
   Clackamas County Hospital Facility Authority Revenue, Gross Willamette Falls Project,
    Refunding,
      5.375%, 4/01/22 ..............................................................................      2,125,000       2,207,875
      5.125%, 4/01/26 ..............................................................................      1,000,000       1,002,610
   Clackamas County School District No. 007J Lake Oswego GO, MBIA Insured, 5.00%,
     6/01/26 .......................................................................................      5,000,000       5,266,900
   Clackamas County School District No. 62C Oregon City GO, Refunding, FSA Insured, 5.00%,
     6/15/20 .......................................................................................      2,560,000       2,768,589
   Clackamas County School District No. 86 GO,
      Canby, 5.25%, 6/15/20 ........................................................................      3,000,000       3,291,090
      Refunding, FGIC Insured, 5.00%, 6/15/20 ......................................................      2,000,000       2,162,960
   Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
     6/15/25 .......................................................................................      5,000,000       5,498,850
   Coos County School District No. 13 GO, FSA Insured,
      5.00%, 6/15/22 ...............................................................................         55,000          59,498
      Pre-Refunded, 5.00%, 6/15/22 .................................................................      2,465,000       2,726,093
   Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
     12/15/20 ......................................................................................      2,750,000       3,062,895
   Deschutes and Jefferson Counties School District No. 02J Redmond GO, Series A, FGIC Insured,
     5.00%, 6/15/21 ................................................................................      1,000,000       1,081,480
   Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured, Pre-Refunded,
     5.125%, 6/15/21 ...............................................................................      3,500,000       3,873,030
   Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
     11/01/21 ......................................................................................      1,000,000       1,102,010
   Eugene Public Safety Facilities GO, FGIC Insured, 5.70%, 6/01/16 ................................        500,000         513,675
   Gresham Stormwater Revenue, FGIC Insured, 5.30%, 5/01/21 ........................................      1,190,000       1,292,197
   High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 ........................      1,010,000       1,027,089
   Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 .....................................................      5,360,000       5,703,254
   Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
     Radian Insured, 5.375%,
      10/01/26 .....................................................................................      2,000,000       2,144,200
      10/01/31 .....................................................................................      2,000,000       2,140,740
   Jackson County School District No. 004 GO, FSA Insured,
      5.00%, 6/15/20 ...............................................................................      1,450,000       1,562,447
      Pre-Refunded, 5.00%, 6/15/20 .................................................................        550,000         604,873


                                       Quarterly Statements of Investments | 163

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STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
     6/15/20 .......................................................................................    $ 2,155,000    $  2,286,563
   Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
      6/15/20 ......................................................................................      1,680,000       1,847,614
      6/15/21 ......................................................................................      1,500,000       1,649,655
   Josephine County Unit School District Three Rivers GO, Refunding, FGIC Insured, 5.00%,
     12/15/20 ......................................................................................      1,500,000       1,655,700
   Klamath Falls Inter Community Hospital Authority Revenue, Merle West Medical Center Project,
     Refunding, 6.25%, 9/01/31 .....................................................................      5,250,000       5,661,022
   Lane and Douglas Counties School District No. 045J3 GO, South Lane District, Refunding,
     FSA Insured, 4.75%, 6/15/25 ...................................................................      3,510,000       3,659,035
   Lane County School District No. 052 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ...........      5,700,000       6,111,369
   Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 .......................      5,150,000       5,382,677
   Linn County Community School District No. 9 GO,
      Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 ..........................................      1,155,000       1,326,517
      Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 ..........................................      9,495,000      10,938,145
      MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ..................................................      5,000,000       5,526,300
   Linn County School District No. 55 GO, Sweet Home, FSA Insured, 5.00%, 6/15/29 ..................      1,000,000       1,049,290
   Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured, 7.50%,
     10/20/25 ......................................................................................      1,150,000       1,232,938
   Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, MBIA Insured,
     5.00%,
      8/15/18 ......................................................................................      8,000,000       8,411,600
      8/15/24 ......................................................................................      5,300,000       5,549,683
   Multnomah County Educational Facilities Revenue, University of Portland Project, 6.00%,
     4/01/25 .......................................................................................      2,000,000       2,169,340
   Multnomah County GO, Refunding, AMBAC Insured, 4.50%, 8/01/19 ...................................      1,500,000       1,566,345
   Multnomah County School District No. 007 Reynolds GO,
      Refunding, MBIA Insured, 5.00%, 6/15/20 ......................................................      2,000,000       2,231,500
      Series 2005, MBIA Insured, 5.00%, 6/01/35 ....................................................      3,220,000       3,317,405
   Multnomah County School District No. 40 GO, FSA Insured, 5.00%, 12/01/20 ........................      3,490,000       3,685,265
   Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
     Pre-Refunded, 5.00%, 6/15/21 ..................................................................      5,000,000       5,498,850
   Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
     Project, 5.20%, 12/01/24 ......................................................................      5,000,000       5,062,350
   Oak Lodge Water District GO, AMBAC Insured,
      7.40%, 12/01/08 ..............................................................................        215,000         219,898
      7.50%, 12/01/09 ..............................................................................        215,000         220,003
   Oregon City Sewer Revenue, Pre-Refunded, 6.875%, 10/01/19 .......................................      4,000,000       4,094,160
   Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 ........................      3,745,000       4,047,184
   Oregon Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/32 ...............     23,750,000      25,034,638
   Oregon State Department of Administrative Services COP,
      FSA Insured, 4.375%, 5/01/25 .................................................................      1,235,000       1,246,313
      FSA Insured, 4.625%, 5/01/30 .................................................................      7,795,000       7,957,448
      Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 ...........................................     10,000,000      10,470,000
      Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 ...........................................      7,500,000       7,953,375


164 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Oregon State Department of Administrative Services COP, (cont.)
      Refunding, Series B, FSA Insured, 5.00%, 5/01/21 .............................................    $ 1,930,000    $  2,070,427
      Refunding, Series B, FSA Insured, 4.25%, 5/01/24 .............................................      1,890,000       1,894,120
      Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ........................................      2,000,000       2,282,420
   Oregon State Department of Transportation Highway Usertax Revenue, Series A, 5.00%,
     11/15/28 ......................................................................................      5,000,000       5,341,450
   Oregon State Department of Transportation Usertax Revenue,
      Refunding, Series A, 5.00%, 11/15/22 .........................................................      1,200,000       1,300,512
      Refunding, Series A, 5.00%, 11/15/23 .........................................................      1,260,000       1,362,438
      Refunding, Series A, 5.00%, 11/15/25 .........................................................      1,295,000       1,390,778
      Refunding, Series A, 5.00%, 11/15/29 .........................................................      3,330,000       3,552,011
      Series A, 5.125%, 11/15/23 ...................................................................      5,000,000       5,389,250
      Series A, 5.125%, 11/15/26 ...................................................................     14,200,000      15,210,614
   Oregon State EDR, Georgia Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 ...................      7,910,000       7,955,403
   Oregon State Facilities Authority Revenue, Senior College in Student Housing Project, Series A,
     XLCA Insured, 5.00%, 7/01/35 ..................................................................      3,660,000       3,861,483
   Oregon State GO,
      Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27 ...........................      6,000,000       6,223,680
      Board of Higher Education, Series A, Pre-Refunded, 5.65%, 8/01/27 ............................      4,440,000       4,740,366
      Board of Higher Education, Series C, Pre-Refunded, 5.65%, 8/01/27 ............................      1,460,000       1,558,769
      Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15 .............................        910,000         930,548
      Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21 .............................        455,000         465,074
      Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28 ............................      1,435,000       1,460,270
      Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17 .............................      1,410,000       1,439,004
      Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23 .............................      2,015,000       2,041,437
      Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22 .............................        335,000         336,816
      State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/31 .........................      2,000,000       2,087,060
      State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 .........................      7,745,000       8,235,956
      State Board of Higher Education, Series A, 5.00%, 8/01/35 ....................................      6,000,000       6,383,160
      State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ......................      8,000,000       8,874,960
      State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 ......................      2,000,000       2,210,980
      Veteran's Welfare, Series 75, 5.85%, 10/01/15 ................................................        275,000         281,633
      Veteran's Welfare, Series 75, 5.875%, 10/01/18 ...............................................        145,000         148,418
      Veteran's Welfare, Series 75, 6.00%, 4/01/27 .................................................        455,000         465,633
      Veteran's Welfare, Series 76-A, 6.05%, 10/01/28 ..............................................        890,000         902,362
      Veteran's Welfare, Series 77, 5.30%, 10/01/29 ................................................      2,305,000       2,361,887
      Veteran's Welfare, Series A, 5.70%, 10/01/32 .................................................      3,140,000       3,244,719
   Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
      Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ..................................................      5,500,000       5,818,505
      Reed College Project, Series A, 5.75%, 7/01/32 ...............................................     10,735,000      11,839,309
   Oregon State Housing and Community Services Department MFHR,
      Series A, 6.15%, 7/01/21 .....................................................................        910,000         942,733
      Series B, 6.00%, 7/01/31 .....................................................................      5,000,000       5,229,000
   Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
      Series A, 6.35%, 7/01/14 .....................................................................        810,000         819,096
      Series A, 6.40%, 7/01/18 .....................................................................        405,000         409,491


                                       Quarterly Statements of Investments | 165

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Oregon State Housing and Community Services Department Mortgage Revenue,
     SFM Program, (cont.)
      Series A, 6.45%, 7/01/26 .....................................................................    $   965,000    $    985,062
      Series C, 6.20%, 7/01/15 .....................................................................        730,000         745,191
      Series C, 6.40%, 7/01/26 .....................................................................        425,000         433,832
      Series D, 6.80%, 7/01/27 .....................................................................        795,000         819,383
      Series H, FHA Insured, 5.75%, 7/01/30 ........................................................      2,425,000       2,500,490
   Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
     5.80%, 6/15/20 ................................................................................      1,985,000       2,232,966
   Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 ................................        945,000         947,580
   Port of Portland International Airport Revenue, Portland International Airport,
      Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 ............................................      3,000,000       3,125,010
      Series A, AMBAC Insured, 5.50%, 7/01/24 ......................................................     22,000,000      23,998,040
      Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ........................................      2,800,000       3,385,760
      Series 12C, FGIC Insured, 5.00%, 7/01/18 .....................................................      1,500,000       1,591,380
   Port St. Helens PCR,
      Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/27 ......................................      4,750,000       4,776,125
      Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ..............................      3,600,000       3,606,192
   Portland Community College District GO, Series B, 5.00%,
      6/01/20 ......................................................................................      7,185,000       7,635,428
      6/01/21 ......................................................................................      6,290,000       6,663,563
   Portland GO,
      Central City Streetcar Project, Series A, 4.75%, 4/01/21 .....................................      3,600,000       3,694,752
      Limited Tax, Series A, 5.00%, 4/01/18 ........................................................      1,000,000       1,045,220
      Limited Tax, Series A, 5.00%, 6/01/24 ........................................................     10,000,000      10,604,900
      Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 .........................................      6,315,000       6,719,286
   Portland Housing Authority MFR,
      Berry Ridge Project, 6.30%, 5/01/29 ..........................................................      1,500,000       1,562,520
      Housing-Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 .....................      2,000,000       2,114,680
   Portland Hydroelectric Power Revenue, Bull Run Project, Series C, 7.00%, 10/01/16 ...............        635,000         645,097
   Portland MFR,
      Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ......................................      1,000,000       1,030,000
      Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 .................      3,175,000       3,308,096
   Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
     5.00%, 6/15/21 ................................................................................      3,000,000       3,221,400
   Portland Sewer System Revenue,
      First Lien, Series A, FSA Insured, 5.00%, 10/01/24 ...........................................      6,235,000       6,731,244
      Refunding, Series A, FSA Insured, 5.00%, 6/01/23 .............................................      2,500,000       2,682,000
   Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Series A,
     FGIC Insured, 5.00%,
      6/15/24 ......................................................................................      1,295,000       1,398,924
      6/15/25 ......................................................................................      2,385,000       2,570,267
   Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
     AMBAC Insured, 5.50%, 6/15/20 .................................................................      3,000,000       3,302,760
   Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ..............................................      1,260,000       1,328,720
   Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 ...........................      9,500,000      10,199,105
   Southwestern Community College District GO, MBIA Insured, 5.00%, 6/01/28 ........................      1,100,000       1,170,444
   Sunrise Water Authority Water Revenue, sub. lien, XLCA Insured, 5.00%, 3/01/25 ..................      1,660,000       1,765,194


166 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport Light Rail,
     Series 1, 5.65%, 6/01/29 ......................................................................    $14,080,000    $ 14,921,562
   Washington and Clackamas Counties School District No. 23 GO, MBIA Insured, 5.00%,
     6/15/22 .......................................................................................      7,000,000       7,465,150
   Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
     10/01/19 ......................................................................................      3,905,000       4,172,914
   Washington County GO, 5.00%, 6/01/26 ............................................................     10,000,000      10,473,900
   Washington County School District No. 48J Beaverton GO, 5.00%, 6/01/22 ..........................      4,155,000       4,421,859
   Washington County School District No. 88J Sherwood GO, FSA Insured, Pre-Refunded, 6.10%,
     6/01/12 .......................................................................................        190,000         190,447
   Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A, 6.20%,
     10/01/10 ......................................................................................        470,000         472,664
   Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
     5.60%, 4/01/20 ................................................................................      1,000,000       1,097,970
                                                                                                                       ------------
                                                                                                                        522,758,075
                                                                                                                       ------------
   U.S. TERRITORIES 17.6%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding, 5.625%, 5/15/43 ....................................................................     10,000,000      10,071,100
   Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
     Pre-Refunded, 9.00%, 7/01/09 ..................................................................         40,000          40,197
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.00%, 7/01/29 ...............................................................................     10,000,000      10,482,900
      5.125%, 7/01/31 ..............................................................................      9,885,000      10,327,551
      Pre-Refunded, 5.00%, 7/01/27 .................................................................     10,000,000      11,098,300
      Pre-Refunded, 5.125%, 7/01/31 ................................................................      5,115,000       5,678,673
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.50%, 7/01/36 ...............................................................................     13,000,000      14,557,790
      Pre-Refunded, 5.50%, 7/01/26 .................................................................      4,275,000       4,459,766
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series D, 5.375%, 7/01/36 ......................................................................     10,000,000      10,782,500
   Puerto Rico Electric Power Authority Power Revenue,
      Series II, 5.25%, 7/01/31 ....................................................................     12,000,000      12,876,480
      Series II, FSA Insured, 5.125%, 7/01/26 ......................................................      9,150,000       9,894,993
      Series X, Pre-Refunded, 6.00%, 7/01/15 .......................................................      2,500,000       2,556,675
   Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
    12/01/26 .......................................................................................        395,000         405,128
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      5.50%, 8/01/29 ...............................................................................      1,285,000       1,407,666
      Pre-Refunded, 5.50%, 8/01/29 .................................................................      3,715,000       4,197,616
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/15 .....................................................................................      1,635,000       1,750,300
      10/01/18 .....................................................................................      2,400,000       2,554,440
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
      7/01/18 ......................................................................................      2,500,000       2,548,875
      7/01/21 ......................................................................................      1,400,000       1,424,850
                                                                                                                       ------------
                                                                                                                        117,115,800
                                                                                                                       ------------
   TOTAL BONDS (COST $596,376,496) .................................................................                    639,873,875
                                                                                                                       ------------


                                       Quarterly Statements of Investments | 167

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS 0.9%
   OREGON 0.9%
   Oregon Health Sciences University Revenue, Capital Appreciation, Refunding, Series A,
     MBIA Insured, 7/01/21 .........................................................................    $11,480,000    $  5,586,857
   Portland GO, Limited Tax, Series B, 6/01/21 .....................................................      1,000,000         494,630
                                                                                                                       ------------
   TOTAL ZERO COUPON BONDS (COST $5,184,990) .......................................................                      6,081,487
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $601,561,486) .................................................                    645,955,362
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 1.2%
   BONDS 1.2%
   OREGON 0.9%
(a)Oregon Health Sciences University Revenue, Special Oshu Medical Group Project Series A,
     Weekly VRDN and Put, 2.96%, 7/01/33 ...........................................................      5,400,000       5,400,000
(a)Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Guide
     Dogs for the Blind, Series A, Weekly VRDN and Put, 2.95%, 7/01/25 .............................        900,000         900,000
                                                                                                                       ------------
                                                                                                                          6,300,000
                                                                                                                       ------------
   U.S. TERRITORIES 0.3%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 2.85%, 12/01/15 ..........................................................        700,000         700,000
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 2.90%, 7/01/28 ..................................      1,100,000       1,100,000
                                                                                                                       ------------
                                                                                                                          1,800,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $8,100,000) ..................................................                      8,100,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $609,661,486) 98.4% .....................................................                    654,055,362
   OTHER ASSETS, LESS LIABILITIES 1.6% .............................................................                     10,656,955
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $664,712,317
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


168 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.3%
   BONDS 97.6%
   PENNSYLVANIA 90.6%
   Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport, Refunding,
     FGIC Insured, 5.75%, 1/01/18 ..................................................................    $ 1,000,000    $  1,070,450
   Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
     MBIA Insured, 5.00%, 1/01/19 ..................................................................      6,000,000       6,198,000
   Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 ............................................      4,000,000       4,240,600
   Allegheny County GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 ................................      1,000,000       1,107,460
   Allegheny County Higher Education Building Authority Revenue, Duquesne University Project,
     AMBAC Insured, 5.00%, 3/01/21 .................................................................      1,000,000       1,028,260
   Allegheny County Hospital Development Authority Revenue,
      Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%,
       9/01/20 .....................................................................................     10,000,000      10,733,600
      Allegheny Hospital, South Hills Health System, Series A, MBIA Insured, 5.875%,
       5/01/26 .....................................................................................      1,700,000       1,775,378
      Health Center, Canterbury Place, AMBAC Insured, 5.375%, 12/01/21 .............................      4,500,000       4,775,805
      Health System, Series A, MBIA Insured, 6.50%, 11/15/30 .......................................     10,000,000      11,740,400
      University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured, 5.625%,
       4/01/27 .....................................................................................     10,450,000      11,081,598
   Allegheny County IDAR,
      Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ..............................      2,000,000       2,130,900
      Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 .............................     10,000,000      10,508,200
      Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ..............................      7,530,000       7,884,286
      Series A, MBIA Insured, 5.00%, 11/01/29 ......................................................      5,000,000       5,255,550
      Series B, MBIA Insured, 5.00%, 11/01/29 ......................................................      9,000,000       9,501,120
   Allegheny County Port Authority Special Revenue, Transportation,
      FGIC Insured, 5.00%, 3/01/25 .................................................................     13,250,000      13,985,640
      FGIC Insured, 5.00%, 3/01/29 .................................................................     16,500,000      17,277,150
      MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ..................................................     15,000,000      16,793,250
   Allegheny County Residential Finance Authority Mortgage Revenue,
     Ladies Grand Army Republic Health Facilities Project, Series G, FHA Insured, 6.35%,
       10/01/36 ....................................................................................      1,775,000       1,797,702
      SFM, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ..............................................        295,000         303,204
      SFM, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ..............................................      1,500,000       1,535,205
      SFM, Series FF-2, GNMA Secured, 6.00%, 11/01/31 ..............................................      3,055,000       3,176,100
      SFM, Series II-2, GNMA Secured, 5.90%, 11/01/32 ..............................................      1,100,000       1,152,206
      SFM, Series T, GNMA Secured, 6.95%, 5/01/17 ..................................................        515,000         516,004
   Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ..............................      1,550,000       1,652,966
   Armstrong County GO, MBIA Insured, 5.40%, 6/01/31 ...............................................      2,500,000       2,684,900
   Beary Valley Joint Authority Water Revenue, FSA Insured, 5.00%, 5/01/29 .........................      1,000,000       1,051,280
   Bensalem Township GO, Refunding, FGIC Insured, 5.75%, 12/01/16 ..................................      3,000,000       3,061,560
   Berwick Area School District GO, Series A, FGIC Insured, 5.00%, 10/01/25 ........................      1,000,000       1,052,510
   Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ...............................................      3,675,000       3,867,019
   Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 .......................      4,000,000       4,461,760
   Cambria County IDA, PCR, Pennsylvania Electric Co. Project, Refunding, Series A,
     MBIA Insured, 5.80%, 11/01/20 .................................................................      5,000,000       5,159,950
   Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ....................      3,400,000       3,667,852
   Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
     Asbury Place Project, Pre-Refunded, 6.50%, 2/01/36 ............................................      4,025,000       4,190,105


                                       Quarterly Statements of Investments | 169

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Chichester School District GO, FSA Insured, 5.00%, 3/15/26 ......................................    $ 1,830,000    $  1,940,312
   Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
      5.40%, 7/01/07 ...............................................................................      1,000,000       1,000,540
      5.55%, 7/01/09 ...............................................................................      2,365,000       2,379,426
      5.60%, 7/01/10 ...............................................................................        600,000         601,920
      5.75%, 7/01/12 ...............................................................................      1,795,000       1,807,206
      5.75%, 7/01/17 ...............................................................................        700,000         692,769
      5.625%, 7/01/21 ..............................................................................      1,500,000       1,433,475
   Council Rock School District GO, Series A, MBIA Insured, 5.00%, 11/15/22 ........................      5,180,000       5,471,841
   Cumberland County Municipal Authority College Revenue, Dickinson College, Series A,
     AMBAC Insured, 5.50%, 11/01/30 ................................................................      1,200,000       1,311,768
   Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
     Refunding, MBIA Insured, 5.50%, 5/15/17 .......................................................      2,000,000       2,102,720
   Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
     Refunding,
      Series A, MBIA Insured, 6.50%, 7/01/12 .......................................................      4,500,000       4,514,805
      Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ..................................................      5,000,000       5,877,000
   Dauphin County General Authority Revenue, Mandatory Put 12/01/05, Sub Series 3,
     AMBAC Insured, 4.75%, 6/01/26 .................................................................      1,000,000       1,009,850
   Deer Lakes School District GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/15/23 ..............      1,000,000       1,052,520
   Delaware County Authority College Revenue,
      Cabrini College, Radian Insured, 5.875%, 7/01/29 .............................................      6,385,000       6,948,795
      Eastern College, Series C, 5.625%, 10/01/28 ..................................................      2,210,000       2,244,100
      Haverford College, 5.75%, 11/15/29 ...........................................................      3,500,000       3,907,330
      Haverford College, 6.00%, 11/15/30 ...........................................................      1,750,000       1,990,083
   Delaware County Authority Revenue,
      Dunwoody Village Project, 6.25%, 4/01/30 .....................................................      1,800,000       1,907,172
      Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ..........................     10,800,000      11,316,240
   Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
     6/01/29 .......................................................................................      2,000,000       2,214,120
   Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
     5.00%, 12/01/28 ...............................................................................      3,000,000       3,157,170
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
     AMBAC Insured, 5.60%, 7/01/17 .................................................................      5,000,000       5,760,200
   Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
     Refunding, Series B, 6.00%, 9/01/16 ...........................................................        600,000         650,130
   Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 ................................................      5,000,000       5,366,800
   Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 ............................      3,000,000       3,389,130
   Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ...................      3,625,000       3,856,855
   Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 ........................      4,455,000       4,583,438
   Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
     7/01/27 .......................................................................................      1,500,000       1,336,605
   Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
     11/01/29 ......................................................................................      1,250,000       1,330,038
   Johnstown RDA Sewer Revenue, Series A, FSA Insured, 5.00%, 8/15/34 ..............................      1,825,000       1,932,493
   Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project,
     5.875%, 6/01/21 ...............................................................................      1,000,000       1,066,840


170 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Latrobe IDAR, Saint Vincent College Project, 5.70%, 5/01/31 .....................................    $ 1,500,000    $  1,599,960
   Lehigh County General Purpose Authority Revenues,
      Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 .............      5,000,000       5,208,900
      Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 ...............      4,000,000       4,174,880
      Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 ................      2,750,000       2,991,065
      Lehigh Valley Hospital, Refunding, Series A, MBIA Insured, 5.875%, 7/01/15 ...................      1,000,000       1,022,150
   Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A,
     MBIA Insured, Pre-Refunded, 6.15%, 8/01/29 ....................................................      5,550,000       5,689,971
   Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 ............................      1,000,000       1,030,010
   Luzerne County GO, Series D, FGIC Insured, 5.00%, 11/15/26 ......................................      2,000,000       2,088,060
   Lycoming County Authority College Revenue, Pennsylvania College of Technology,
      AMBAC Insured, 5.25%, 5/01/32 ................................................................      5,030,000       5,349,958
      Refunding, AMBAC Insured, 5.35%, 7/01/26 .....................................................      2,400,000       2,595,336
   Mercer County GO, FGIC Insured, 5.00%, 10/01/31 .................................................      2,000,000       2,085,720
   Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 ........................      5,000,000       5,579,200
   Montgomery County GO, 5.00%, 9/15/22 ............................................................      3,335,000       3,547,039
   Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
     Project, 6.75%,
      11/15/24 .....................................................................................        400,000         428,668
      11/15/30 .....................................................................................      1,000,000       1,070,850
   Montgomery County IDA Retirement Community Revenue,
      Adult Community Total Services Retirement-Life Communities, 5.25%, 11/15/28 ..................      5,000,000       5,087,450
      Adult Community Total Services, Refunding, Series A, 5.875%, 11/15/22 ........................      4,850,000       5,001,369
      Adult Community Total Services, Series B, 5.75%, 11/15/17 ....................................      4,000,000       4,196,320
   Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Pre-Refunded,
      5.70%, 12/01/13 ..............................................................................      1,205,000       1,305,919
      5.75%, 12/01/17 ..............................................................................        500,000         542,475
      5.75%, 12/01/27 ..............................................................................      1,600,000       1,735,920
   Muhlenberg School District GO, Series AA, FGIC Insured,
      5.00%, 9/01/22 ...............................................................................      1,390,000       1,476,583
      Pre-Refunded, 6.00%, 9/01/23 .................................................................      4,000,000       4,557,280
   New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%,
     3/01/28 .......................................................................................      2,250,000       2,287,643
   Norristown Area School District GO, FGIC Insured, 5.00%, 9/01/27 ................................      5,000,000       5,292,300
   Northampton Boro Municipal Authority Water Revenue, MBIA Insured, 5.00%, 5/15/34 ................      2,400,000       2,534,616
   Northampton County IDAR, Pollution Control, Metropolitan Edison Co., Refunding, Series A,
     MBIA Insured, 6.10%, 7/15/21 ..................................................................      6,100,000       6,244,692
   Norwin School District GO,
      FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ...................................................      5,000,000       5,616,650
      Series A, MBIA Insured, 5.00%, 4/01/30 .......................................................      1,000,000       1,040,390
      Series B, MBIA Insured, 5.00%, 4/01/31 .......................................................      6,390,000       6,608,091
   Pennsbury School District GO, FGIC Insured, 5.00%, 1/15/22 ......................................      2,835,000       3,008,956
   Pennsylvania Convention Center Authority Revenue, Refunding, Series A, 6.60%, 9/01/09 ...........      5,000,000       5,102,750
   Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, MacMillan
     LP Project, Pre-Refunded, 7.60%, 12/01/20 .....................................................      3,000,000       3,129,390
   Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A,
     FGIC Insured, 5.00%, 6/01/33 ..................................................................      3,325,000       3,512,331


                                       Quarterly Statements of Investments | 171

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Pennsylvania EDA Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%,
     12/01/15 ......................................................................................    $ 5,000,000    $  5,202,500
   Pennsylvania HFAR, SFM, Refunding, Series 72A, 5.25%, 4/01/21 ...................................      7,000,000       7,126,280
   Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia
     Funding Program, FGIC Insured, Pre-Refunded, 7.00%, 6/15/14 ...................................      6,000,000       6,008,940
   Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
      Allegheny College, Series B, 6.125%, 11/01/13 ................................................         90,000          90,500
      Drexel University, MBIA Insured, 5.75%, 5/01/22 ..............................................      3,095,000       3,310,319
      Drexel University, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ................................        905,000         970,603
      Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ......................      2,500,000       2,796,550
   Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
      Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
       11/15/21 ....................................................................................     17,000,000      17,844,560
      University of Pennsylvania Health Services, Series A, Pre-Refunded, 5.75%, 1/01/22 ...........     10,000,000      10,267,200
   Pennsylvania State Higher Educational Facilities Authority Revenue,
      Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 ...........................................      1,500,000       1,595,985
      Drexel University, Series A, 5.00%, 5/01/20 ..................................................      1,485,000       1,570,595
      Drexel University, Series A, 5.20%, 5/01/29 ..................................................        750,000         799,283
      Philadelphia College of Textiles and Science, 6.75%, 4/01/20 .................................      3,040,000       3,112,443
      State System of Higher Education, Series N, MBIA Insured, Pre-Refunded, 5.80%,
       6/15/24 .....................................................................................      4,000,000       4,122,160
      State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ......................      3,140,000       3,321,743
      Temple University, 7.40%, 10/01/10 ...........................................................         30,000          30,144
      Temple University, First Series, MBIA Insured, 5.00%, 7/15/31 ................................      3,000,000       3,142,410
      University Sciences Philadelphia, Series A, XLCA Insured, 5.00%, 11/01/36 ....................      8,315,000       8,801,012
      Widener University, 5.00%, 7/15/31 ...........................................................        500,000         516,010
   Pennsylvania State Public School Building Authority Revenue,
      Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ................................      1,000,000       1,065,330
      Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 .................................      2,500,000       2,682,575
      Lehigh Career and Technical Institution, MBIA Insured, 5.00%, 10/01/31 .......................      1,000,000       1,042,860
   Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured,
     5.00%,
      12/01/24 .....................................................................................      1,655,000       1,770,734
      12/01/31 .....................................................................................      5,000,000       5,276,000
   Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, 5.00%,
      7/15/28 ......................................................................................     10,000,000      10,537,900
      7/15/31 ......................................................................................     13,820,000      14,502,155
   Pennsylvania State Turnpike Commission Turnpike Revenue,
      Series A, AMBAC Insured, 5.00%, 12/01/34 .....................................................      5,000,000       5,290,450
      Series R, AMBAC Insured, 5.00%, 12/01/26 .....................................................      2,000,000       2,118,260
      Series R, AMBAC Insured, 5.00%, 12/01/30 .....................................................     11,125,000      11,704,724
   Pennsylvania State University Revenue, 5.00%, 9/01/35 ...........................................      1,000,000       1,064,270
   Philadelphia Airport Revenue, Philadelphia Airport System, Series A, AMBAC Insured, 6.10%,
     6/15/25 .......................................................................................      5,000,000       5,118,200
   Philadelphia Authority For IDR, Series B, AMBAC Insured, 5.25%, 7/01/31 .........................      2,000,000       2,130,400
   Philadelphia Gas Works Revenue, 12th Series B, MBIA Insured, ETM, 7.00%, 5/15/20 ................      1,000,000       1,242,650


172 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
      Frankford Hospital, Series A, ETM, 6.00%, 6/01/14 ............................................    $ 2,305,000    $  2,348,403
      Temple University Hospital, 5.875%, 11/15/23 .................................................      5,000,000       5,061,150
   Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured, 5.00%,
     12/01/21 ......................................................................................      5,000,000       5,381,750
   Philadelphia IDA Lease Revenue, Series B, FSA Insured, 5.125%, 10/01/26 .........................     12,000,000      12,799,200
   Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%,
      9/01/22 ......................................................................................      3,250,000       3,467,230
      9/01/29 ......................................................................................     13,000,000      13,927,030
   Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
     4/15/31 .......................................................................................     10,830,000      11,433,773
   Philadelphia School District GO,
      Series B, AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 .......................................      1,000,000       1,044,980
      Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 .........................................      8,000,000       8,920,800
      Series D, FGIC Insured, 5.125%, 6/01/34 ......................................................      5,000,000       5,355,100
   Philadelphia Water and Wastewater Revenue, Series A,
      FGIC Insured, 5.00%, 11/01/31 ................................................................      7,515,000       7,869,858
      FSA Insured, 5.00%, 7/01/35 ..................................................................      4,500,000       4,785,570
   Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, 6.00%, 12/01/24 .............      2,000,000       2,269,420
   Pittsburgh Urban RDA Mortgage Revenue,
      Series C, GNMA Secured, 5.70%, 4/01/30 .......................................................      1,310,000       1,342,174
      Series D, 6.25%, 10/01/17 ....................................................................      1,695,000       1,747,172
   Pittsburgh Urban RDA Tax Allocation, 6.10%, 5/01/19 .............................................      1,000,000       1,102,300
   Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured, ETM, 7.25%,
     9/01/14 .......................................................................................      1,250,000       1,478,075
   Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 ........................      8,870,000       9,913,201
   Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.875%,
     12/01/31 ......................................................................................      2,500,000       2,675,475
   Seneca Valley School District GO, MBIA Insured, 5.375%, 1/01/21 .................................      2,000,000       2,185,400
   South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital Project,
     Series A, MBIA Insured, 5.75%, 7/01/26 ........................................................     10,000,000      10,474,200
   Southcentral General Authority Revenue, Wellspan Health Obligated, Refunding, MBIA Insured,
     5.25%, 5/15/31 ................................................................................     10,000,000      10,546,800
   Southeastern Pennsylvania Transportation Authority Special Revenue, FGIC Insured, 5.375%,
     3/01/22 .......................................................................................      3,000,000       3,171,210
   Southern Lehigh School District GO, Series A, FGIC Insured, 5.00%, 9/01/25 ......................      6,900,000       7,307,583
   State Public School Building Authority College Revenue, Westmoreland County Community
     College, FGIC Insured, 5.25%, 10/15/22 ........................................................      2,170,000       2,355,904
   State Public School Building Authority School Revenue,
      Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ...........................     10,000,000      10,569,400
      Northwestern School District Project, Series E, FGIC Insured, 5.75%, 1/15/19 .................      3,000,000       3,272,040
      Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ............................     37,170,000      39,042,625
   Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
     1/01/28 .......................................................................................      2,000,000       2,068,740
   Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 .....................................      2,915,000       3,154,730
   University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA Insured,
     5.00%, 6/01/21 ................................................................................     10,000,000      10,408,000


                                       Quarterly Statements of Investments | 173

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Upper St. Clair Township School District GO,
      FSA Insured, 5.00%, 7/15/28 ..................................................................    $ 1,000,000    $  1,052,500
      Pre-Refunded, 5.20%, 7/15/27 .................................................................      5,000,000       5,239,550
   Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
     AMBAC Insured, 6.15%, 12/01/29 ................................................................      2,200,000       2,435,488
   Washington County GO, Series A, AMBAC Insured, 5.125%, 9/01/27 ..................................      5,000,000       5,324,550
   West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
      9/01/19 ......................................................................................      2,000,000       2,097,440
      9/01/20 ......................................................................................      3,805,000       3,978,889
                                                                                                                       ------------
                                                                                                                        757,098,008
                                                                                                                       ------------
   U.S. TERRITORIES 7.0%
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.00%, 7/01/29 ...............................................................................      4,000,000       4,193,160
      5.00%, 7/01/33 ...............................................................................     30,000,000      31,315,200
      Pre-Refunded, 5.00%, 7/01/27 .................................................................     10,590,000      11,753,100
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series I, 5.00%, 7/01/36 ............      5,950,000       6,241,847
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ............      5,000,000       5,250,650
                                                                                                                       ------------
                                                                                                                         58,753,957
                                                                                                                       ------------
   TOTAL BONDS (COST $762,629,001) .................................................................                    815,851,965
                                                                                                                       ------------
   ZERO COUPON BONDS 0.7%
   PENNSYLVANIA 0.7%
   Pennsylvania HFAR,
      Future Income Growth Securities, SFM, Series 64, 4/01/30 .....................................      3,880,000       3,298,543
      SFM, Refunding, Series 63A, 4/01/30 ..........................................................     10,885,000       2,808,221
                                                                                                                       ------------
   TOTAL ZERO COUPON BONDS (COST $6,094,276) .......................................................                      6,106,764
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $768,723,277) .................................................                    821,958,729
                                                                                                                       ------------
   SHORT TERM INVESTMENT (COST $2,900,000) 0.3%
   BOND 0.3%
   PENNSYLVANIA 0.3%
(a)Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project, Daily VRDN and
     Put, 2.93%, 7/01/31 ...........................................................................      2,900,000       2,900,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $771,623,277) 98.6% .....................................................                    824,858,729
   OTHER ASSETS, LESS LIABILITIES 1.4% .............................................................                     11,402,683
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $836,261,412
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


174 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.1%
   BONDS 98.1%
   VIRGINIA 77.0%
   Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%,
     7/01/28 .......................................................................................    $ 5,000,000    $  5,194,150
   Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded, 5.875%,
     1/01/29 .......................................................................................      2,500,000       2,761,825
   Arlington County GO, Public Improvements, 5.00%, 2/01/22 ........................................      2,060,000       2,206,672
   Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
      5.60%, 12/01/25 ..............................................................................      2,650,000       2,672,445
      6.30%, 12/01/25 ..............................................................................      2,000,000       2,083,480
      Series A, 6.55%, 12/01/25 ....................................................................      5,000,000       5,257,950
   Bristol Utility System Revenue, Refunding, ETM, 5.00%, 7/15/21 ..................................      1,245,000       1,356,564
   Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ...............................      1,000,000       1,069,700
   Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
      7/15/19 ......................................................................................      3,250,000       3,508,212
      7/15/32 ......................................................................................      8,000,000       8,475,200
   Chesapeake IDA, 6.00%, 6/01/12 ..................................................................      3,440,000       3,474,400
   Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%, 2/15/30 ...........      1,410,000       1,495,629
   Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%,
     9/01/29 .......................................................................................      8,000,000       8,658,720
   Fairfax County IDAR, Health Care,
      Inova Health, Refunding, Series A, 5.00%, 8/15/18 ............................................      2,100,000       2,182,950
      Inova Health System Project, Pre-Refunded, 6.00%, 8/15/26 ....................................      5,000,000       5,285,200
      Inova Health System Project, Refunding, Series A, 5.00%, 8/15/25 .............................      5,000,000       5,123,400
   Fairfax County Redevelopment and Housing Authority MFHR,
      Cedar Ridge Apartments, GNMA Secured, 6.30%, 12/20/27 ........................................      4,700,000       4,797,713
      Paul Spring Center, Refunding, Series A, FHA Insured, 5.90%, 6/15/17 .........................      1,000,000       1,050,510
      Paul Spring Center, Refunding, Series A, FHA Insured, 6.00%, 12/15/28 ........................      1,000,000       1,048,310
   Fairfax County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.875%, 7/15/28 .......................      5,000,000       5,265,800
   Fairfax County Water Authority Water Revenue,
      Pre-Refunded, 5.00%, 4/01/27 .................................................................      2,830,000       3,129,131
      Refunding, 5.00%, 4/01/27 ....................................................................     11,420,000      12,081,789
   Fredericksburg IDA Hospital Facilities Revenue, Medicorp Health System Obligation, Refunding,
     AMBAC Insured, 5.25%, 6/15/23 .................................................................     10,000,000      10,545,100
   Front Royal and Warren County IDA Lease Revenue,
      Series B, FSA Insured, 5.00%, 4/01/29 ........................................................      7,115,000       7,520,057
      School and Capital Improvement, Series B, FSA Insured, 5.00%, 4/01/35 ........................      6,000,000       6,318,960
   Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, 5.50%,
     11/01/30 ......................................................................................      1,715,000       1,879,125
   Greater Richmond Convention Center Authority Hotel Tax Revenue, Convention Center Expansion
     Project, Pre-Refunded,
      6.125%, 6/15/29 ..............................................................................      8,000,000       9,168,080
      6.25%, 6/15/32 ...............................................................................      8,175,000       9,415,801
   Hampton Convention Center Revenue, Refunding, AMBAC Insured,
      5.25%, 1/15/23 ...............................................................................      3,000,000       3,256,290
      5.125%, 1/15/28 ..............................................................................      2,605,000       2,779,822
      5.00%, 1/15/35 ...............................................................................      2,000,000       2,100,620
   Hampton Redevelopment and Housing Authority Senior Living Association Revenue, Refunding,
    Series A, GNMA Secured, 6.00%, 1/20/26 .........................................................      1,060,000       1,106,417


                                       Quarterly Statements of Investments | 175

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured, 5.00%,
     7/01/28 .......................................................................................    $10,000,000    $ 10,260,300
   Hanover County Water and Sewer System Revenue, MBIA Insured, 5.25%, 2/01/26 .....................      4,175,000       4,316,032
   Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ...................................................      1,000,000       1,129,720
   Henrico County IDAR, Solid Waste, Browning-Ferris Industries, South Atlantic Inc., Series A,
     5.875%, 3/01/17 ...............................................................................      1,000,000         966,590
   Henry County IDA Hospital Revenue, Memorial Hospital of Martinsville and Henry, Pre-Refunded,
     6.00%, 1/01/27 ................................................................................      1,250,000       1,321,650
   Isle Wight County IDA Environmental Improvement Revenue, International Paper Company
     Project, Series A, 6.60%, 5/01/24 .............................................................      2,000,000       2,199,200
   Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ...............      4,155,000       4,481,334
   King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ...............................      3,595,000       3,800,742
   Leesburg Utilities System Revenue, Refunding, MBIA Insured, 5.125%, 7/01/22 .....................      3,000,000       3,171,300
   Loudoun County IDA Hospital Revenue, Loudoun Hospital Center,
      FSA Insured, 5.80%, 6/01/26 ..................................................................      3,000,000       3,062,160
      Series A, Pre-Refunded, 6.10%, 6/01/32 .......................................................      1,500,000       1,766,175
   Loudoun County Sanitation Authority Water and Sewer Revenue,
      Refunding, FGIC Insured, 5.125%, 1/01/26 .....................................................      3,795,000       3,969,608
      Refunding, FGIC Insured, 5.125%, 1/01/30 .....................................................      5,250,000       5,483,258
      Series 96, FGIC Insured, 5.25%, 1/01/26 ......................................................      6,500,000       6,865,235
      Series 96, FGIC Insured, 5.25%, 1/01/30 ......................................................      1,000,000       1,056,190
   Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Refunding, 5.20%, 1/01/28 ...........      8,000,000       8,517,600
   Lynchburg Redevelopment and Housing Authority Revenue, Walden Pond III, Refunding,
     Series A, GNMA Secured, 6.20%, 7/20/27 ........................................................      1,000,000       1,035,070
   Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 ........      1,000,000       1,069,530
   Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
      5.875%, 8/01/21 ..............................................................................      1,420,000       1,603,010
      6.10%, 8/01/26 ...............................................................................      1,725,000       1,962,395
   Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
     1/15/22 .......................................................................................      1,000,000       1,129,570
   Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
     6.25%, 8/01/36 ................................................................................      2,960,000       3,094,473
   Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A,
     GNMA Secured, 5.85%, 12/20/30 .................................................................      4,060,000       4,251,876
   Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 ......................      1,440,000       1,489,666
   Norfolk GO, Capital Improvements, Refunding, Series B, FSA Insured, 5.00%, 7/01/22 ..............      1,720,000       1,834,896
   Norfolk IDAR, Health Care, Bon Secours Health, Series B, MBIA Insured, 5.25%, 8/15/26 ...........      3,000,000       3,130,440
   Norfolk Parking System Revenue,
         MBIA Insured, 5.55%, 2/01/27 ..............................................................      1,775,000       1,878,234
         MBIA Insured, Pre-Refunded, 5.55%, 2/01/27 ................................................        225,000         239,148
      (a)Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 .........................................      1,940,000       2,068,447
   Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 ............................................      5,000,000       5,160,950
   Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, 5.00%,
     2/01/34 .......................................................................................      1,000,000       1,054,190
   Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
     Refunding, FHA Insured, 8.70%, 8/01/23 ........................................................         50,000          59,439
   Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 .................      1,500,000       1,543,545


176 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
     7/15/33 .......................................................................................    $ 1,000,000    $  1,078,450
   Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
     AMBAC Insured, 6.00%, 12/01/33 ................................................................      2,340,000       2,469,589
   Prince William County Service Authority Water and Sewer Systems Revenue, FGIC Insured,
     5.50%, 7/01/29 ................................................................................      5,000,000       5,518,550
   Richmond GO, FGIC Insured, 5.00%, 7/15/19 .......................................................      3,690,000       3,969,296
   Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
     1/01/31 .......................................................................................      4,400,000       4,808,364
   Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
     8/01/22 .......................................................................................      2,000,000       2,118,240
   Richmond Public Utility Revenue,
      FSA Insured, 5.00%, 1/15/35 ..................................................................      3,500,000       3,728,060
      Refunding, FSA Insured, 5.00%, 1/15/33 .......................................................      8,500,000       8,893,890
   Spotsylvania County Water and Sewer System Revenue, MBIA Insured,
      5.25%, 6/01/22 ...............................................................................      6,500,000       6,923,215
      Pre-Refunded, 5.40%, 6/01/27 .................................................................      6,800,000       7,262,400
   University of Virginia Revenue, Series A, 5.00%, 6/01/33 ........................................     14,000,000      14,831,880
   Virginia Beach Water and Sewer Revenue, 5.25%, 8/01/21 ..........................................      1,865,000       2,000,492
   Virginia College Building Authority Educational Facilities Revenue,
      21st Century College Program, 5.00%, 2/01/21 .................................................      1,000,000       1,061,800
      Hampton University Project, 6.00%, 4/01/20 ...................................................      1,500,000       1,696,410
      Regent University Project, MBIA Insured, 5.125%, 10/01/21 ....................................      5,000,000       5,372,150
      Regent University Project, MBIA Insured, 5.125%, 10/01/31 ....................................      4,050,000       4,274,451
      Washington and Lee University, 5.75%, 1/01/19 ................................................         50,000          50,635
   Virginia Commonwealth Transportation Board Transportation Revenue,
      Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ................      8,920,000       9,417,647
      U.S. Route 58 Corridor Development Program, Series B, 5.00%, 5/15/24 .........................      2,000,000       2,113,600
      U.S. Route 58 Corridor Development Project, Series B, 5.00%, 5/15/26 .........................     10,000,000      10,535,500
   Virginia State HDA Commonwealth Mortgage Revenue, Series J, Sub Series J-1, MBIA Insured,
     5.20%, 7/01/19 ................................................................................      2,415,000       2,453,833
   Virginia State HDA, MFHR,
      Series C, 5.30%, 11/01/16 ....................................................................      1,000,000       1,052,920
      Series H, 5.55%, 5/01/15 .....................................................................      1,000,000       1,051,240
   Virginia State HDA Rental Housing Revenue,
      Series J, 5.80%, 2/01/19 .....................................................................      2,000,000       2,101,240
      Series L, 5.75%, 2/01/15 .....................................................................      1,000,000       1,064,060
   Virginia State Public School Authority GO, School Financing,
      Series A, 5.00%, 8/01/20 .....................................................................      3,000,000       3,218,040
      Series A, 5.00%, 8/01/21 .....................................................................      4,000,000       4,288,440
      Series C, 5.00%, 8/01/22 .....................................................................      2,000,000       2,136,260
      Series C, 5.00%, 8/01/26 .....................................................................     10,925,000      11,589,131
   Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
     8/01/27 .......................................................................................      3,000,000       3,118,110
   Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
     Senior Series, 5.00%, 11/01/33 ................................................................      5,000,000       5,309,900


                                       Quarterly Statements of Investments | 177

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Virginia State Resources Authority Water and Sewer System Revenue,
      Pooled Loan Program, Mandatory Put 11/01/05, Series A, ETM, 7.35%, 11/01/16 ..................    $    45,000    $     45,264
      Pooled Loan Program, Mandatory Put 11/01/07, Series A, ETM, 7.45%, 11/01/16 ..................         10,000          10,268
      Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ........................................      1,610,000       1,699,033
      Tuckahoe Service District Project, 5.00%, 11/01/35 ...........................................      2,000,000       2,119,560
   York County Sewer Revenue, 5.875%,
      6/01/24 ......................................................................................        500,000         555,375
      6/01/29 ......................................................................................      1,500,000       1,660,170
                                                                                                                       ------------
                                                                                                                        378,839,458
                                                                                                                       ------------
   U. S. TERRITORIES 21.1%
   Metropolitan Washington D.C. Airports Authority General Airport Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 10/01/27 ...........................................      5,000,000       5,160,150
      Series A, 5.375%, 10/01/23 ...................................................................      1,635,000       1,720,592
      Series A, Pre-Refunded, 5.375%, 10/01/23 .....................................................      1,365,000       1,450,039
      Series B, 5.75%, 10/01/20 ....................................................................      6,000,000       6,289,620
   Metropolitan Washington D.C. Airport Authority System Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 ...........................................      1,000,000       1,044,230
      Series B, FGIC Insured, 5.25%, 10/01/32 ......................................................      6,655,000       7,056,962
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.00%, 7/01/29 ...............................................................................      8,000,000       8,386,320
      5.00%, 7/01/33 ...............................................................................      2,000,000       2,087,680
      FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...................................................     15,000,000      16,647,450
      Pre-Refunded, 5.125%, 7/01/31 ................................................................      1,685,000       1,870,687
      5.125%, 7/01/31 ..............................................................................      3,315,000       3,463,413
         Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.50%, 7/01/36 ...............................................................................      4,500,000       5,039,235
      Pre-Refunded, 6.00%, 7/01/22 .................................................................      2,000,000       2,098,080
           Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series D, 5.375%, 7/01/36 ....................................................................      5,000,000       5,391,250
      Series D, 5.25%, 7/01/38 .....................................................................      3,000,000       3,187,260
      Series G, 5.00%, 7/01/33 .....................................................................      5,000,000       5,222,650
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/28 .................................................................      5,000,000       5,166,300
   Puerto Rico Electric Power Authority Power Revenue,
      Refunding, Series Z, 5.25%, 7/01/21 ..........................................................      1,500,000       1,503,135
      Series HH, FSA Insured, 5.25%, 7/01/29 .......................................................      5,910,000       6,410,872
      Series RR, XLCA Insured, 5.00%, 7/01/30 ......................................................      1,000,000       1,072,800
   Puerto Rico HFC Revenue,
      MFM, Portfolio A-I, 7.50%, 4/01/22 ...........................................................        950,000         953,002
      Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 .......................         20,000          20,513
   Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 .............      2,580,000       2,742,437
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
      5.375%, 7/01/33 ..............................................................................      1,315,000       1,418,727
      Pre-Refunded, 5.375%, 7/01/33 ................................................................      3,685,000       4,139,287


178 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES (CONT.)
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     Pre-Refunded, 5.70%, 8/01/25 ..................................................................    $ 1,000,000    $  1,115,670
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/15 .....................................................................................      1,500,000       1,605,780
      10/01/18 .....................................................................................      1,500,000       1,596,525
                                                                                                                       ------------
                                                                                                                        103,860,666
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $449,173,839) .................................................                    482,700,124
                                                                                                                       ------------
   SHORT TERM INVESTMENT (COST $2,170,000) 0.4%
   BOND 0.4%
   VIRGINIA 0.4%
(b)Roanoke IDA Hospital Revenue, Carilion Health System, Series C, Daily VRDN and Put, 2.93%,
     7/01/27 .......................................................................................      2,170,000       2,170,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $451,343,839) 98.5% .....................................................                    484,870,124
   OTHER ASSETS, LESS LIABILITIES 1.5% .............................................................                      7,366,074
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................................................                   $492,236,198
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 180.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 179

FRANKLIN TAX-FREE TRUST

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
ACES     - Adjustable Convertible Exempt Securities
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
BIG      - Bond Investors Insurance Co. (acquired by MBIA in
           1989 and no longer does business under this name)
CBI      - Certificate of Beneficial Interest
CDA      - Community Development Authority/Agency
CDD      - Community Development District
CFD      - Community Facilities District
COP      - Certificate of Participation
EDA      - Economic Development Authority
EDC      - Economic Development Corp.
EDR      - Economic Development Revenue
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assistance
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HDC      - Housing Development Corp.
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority/Agency Revenue
HFC      - Housing Finance Corp.
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority/Agency Revenue
IDB      - Industrial Development Bond/Board
IDBR     - Industrial Development Bond Insurance Revenue
IDR      - Industrial Development Revenue
IPC      - Industrial Pollution Control
ISD      - Independent School District
LLC      - Limited Liability Corp.
MAC      - Municipal Assistance Corp.
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFM      - Multi-Family Mortgage
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFAR     - Public Financing Authority Revenue
PLC      - Public Limited Co.
PUD      - Public Utility District
RAN      - Revenue Anticipation Notes
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
SF       - Single Family
SFHMR    - Single Family Home Mortgage Revenue
SFHR     - Single Family Housing Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFR      - Single Family Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
VHA      - Volunteer Hospital of America
VRDN     - Variable Rate Demand Notes
XLCA     - XL Capital Assurance


180 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five separate series (the Funds). All funds included in this report are diversified except the Franklin Connecticut Tax-Free Fund, the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin Florida Insured Tax-Free Income Fund and the Franklin Maryland Tax-Free Income Fund.

1. INCOME TAXES

At May 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                                    ----------------------------------------------------
                                                      FRANKLIN           FRANKLIN            FRANKLIN
                                                       ALABAMA            ARIZONA            COLORADO
                                                      TAX-FREE           TAX-FREE            TAX-FREE
                                                     INCOME FUND        INCOME FUND         INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................    $245,595,782      $  849,800,696      $  359,678,324
                                                    ====================================================
Unrealized appreciation ........................    $ 17,962,863      $   69,076,661      $   28,809,576
Unrealized depreciation ........................              --          (1,128,400)                 --
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) .....    $ 17,962,863      $   67,948,261      $   28,809,576
                                                    ====================================================

                                                    ----------------------------------------------------
                                                      FRANKLIN           FRANKLIN       FRANKLIN FEDERAL
                                                     CONNECTICUT          DOUBLE       INTERMEDIATE-TERM
                                                      TAX-FREE           TAX-FREE          TAX-FREE
                                                     INCOME FUND        INCOME FUND       INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................    $274,767,767      $  334,657,100      $  507,880,852
                                                    ====================================================
Unrealized appreciation ........................    $ 18,956,466      $   22,647,840      $   21,622,302
Unrealized depreciation ........................        (434,904)           (239,352)           (134,042)
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) .....    $ 18,521,562      $   22,408,488      $   21,488,260
                                                    ====================================================

                                                    ----------------------------------------------------
                                                    FRANKLIN FEDERAL     FRANKLIN           FRANKLIN
                                                      LIMITED-TERM       FLORIDA             FLORIDA
                                                        TAX-FREE     INSURED TAX-FREE       TAX-FREE
                                                       INCOME FUND      INCOME FUND        INCOME FUND
                                                    ====================================================
Cost of investments ............................    $ 32,220,194      $  139,389,843      $1,552,612,231
                                                    ----------------------------------------------------
Unrealized appreciation ........................    $     45,973      $   11,725,120      $  141,302,124
Unrealized depreciation ........................        (296,016)                 --          (1,800,000)
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) .....    $   (250,043)     $   11,725,120      $  139,502,124
                                                    ====================================================


                                       Quarterly Statements of Investments | 181

FRANKLIN TAX-FREE TRUST

1. INCOME TAXES (CONTINUED)

                                                    ----------------------------------------------------
                                                      FRANKLIN          FRANKLIN            FRANKLIN
                                                       GEORGIA         HIGH YIELD            INSURED
                                                      TAX-FREE          TAX-FREE            TAX-FREE
                                                     INCOME FUND       INCOME FUND         INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................    $202,596,789      $5,341,347,469      $1,710,129,989
                                                    ====================================================
Unrealized appreciation ........................    $ 16,332,422      $  421,399,251      $  131,375,908
Unrealized depreciation ........................        (337,405)        (59,350,688)                 --
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) .....    $ 15,995,017      $  362,048,563      $  131,375,908
                                                    ====================================================

                                                    ----------------------------------------------------
                                                      FRANKLIN          FRANKLIN            FRANKLIN
                                                      KENTUCKY          LOUISIANA           MARYLAND
                                                      TAX-FREE          TAX-FREE            TAX-FREE
                                                     INCOME FUND       INCOME FUND         INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................    $105,906,762      $  199,519,163      $  367,576,904
                                                    ====================================================
Unrealized appreciation ........................    $  7,255,885      $   13,446,028      $   23,418,564
Unrealized depreciation ........................        (235,234)                 --                  --
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) .....    $  7,020,651      $   13,446,028      $   23,418,564
                                                    ====================================================

                                                    ----------------------------------------------------
                                                       FRANKLIN          FRANKLIN           FRANKLIN
                                                     MASSACHUSETTS       MICHIGAN           MINNESOTA
                                                    INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                      INCOME FUND       INCOME FUND        INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................    $441,229,317      $1,271,923,348      $  542,277,686
                                                    ====================================================
Unrealized appreciation ........................    $ 36,469,037      $   98,103,513      $   32,006,052
Unrealized depreciation ........................              --                  --             (47,207)
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) .....    $ 36,469,037      $   98,103,513      $   31,958,845
                                                    ====================================================

                                                    ----------------------------------------------------
                                                      FRANKLIN           FRANKLIN            FRANKLIN
                                                      MISSOURI          NEW JERSEY        NORTH CAROLINA
                                                      TAX-FREE           TAX-FREE            TAX-FREE
                                                     INCOME FUND        INCOME FUND         INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................    $551,463,427      $  931,986,342      $  497,933,680
                                                    ====================================================
Unrealized appreciation ........................    $ 38,799,305      $   73,413,990      $   35,187,879
Unrealized depreciation ........................        (413,127)           (628,447)           (158,770)
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) .....    $ 38,386,178      $   72,785,543      $   35,029,109
                                                    ====================================================


182 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

1. INCOME TAXES (CONTINUED)

                                                    ----------------------------------------------------
                                                      FRANKLIN          FRANKLIN             FRANKLIN
                                                    OHIO INSURED         OREGON            PENNSYLVANIA
                                                      TAX-FREE          TAX-FREE             TAX-FREE
                                                     INCOME FUND       INCOME FUND          INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................    $973,856,256      $  609,621,515      $  771,578,562
                                                    ====================================================
Unrealized appreciation ........................    $ 66,920,911      $   44,439,384      $   53,439,422
Unrealized depreciation ........................              --              (5,537)           (159,255)
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) .....    $ 66,920,911      $   44,433,847      $   53,280,167
                                                    ====================================================

                                                    ------------
                                                      FRANKLIN
                                                      VIRGINIA
                                                      TAX-FREE
                                                     INCOME FUND
                                                    ------------
Cost of investments ............................    $451,305,577
                                                    ============
Unrealized appreciation ........................    $ 33,595,778
Unrealized depreciation ........................         (31,231)
                                                    ------------
Net unrealized appreciation (depreciation) .....    $ 33,564,547
                                                    ============

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                       Quarterly Statements of Investments | 183

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST


By /s/JIMMY D. GAMBILL
   ------------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   ------------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  July 22, 2005


By /s/GALEN G. VETTER
   ------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005










                                Exhibit (A)

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 22, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 22, 2005


/s/GALEN G. VETTER
Chief Financial Officer